UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Harold R. Loftin, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

MARCH 31, 2015

Unaudited

	INSTITUTIONAL	INVESTOR
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Real Assets Fund		GRAZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

GuideStone® Funds

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

ADR	—	American Depositary Receipt
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMBS	—	Commercial Mortgage-Backed Securities
CONV	—	Convertible
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
VVPR	—	Voter Verified Paper Record
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2015, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$489,991,607	39.87%
Low-Duration Bond	184,221,957	21.48
Medium-Duration Bond	83,328,667	9.06
Extended-Duration Bond	20,929,726	6.79
Global Bond	71,038,079	17.45
Defensive Market Strategies	41,771,643	7.05
Small Cap Equity	1	—
International Equity	4,237,162	0.29
Emerging Markets Equity	1,251,159	0.40
Flexible Income Fund	3,014,375	2.20

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Rates shown reflect the effective yields as of March 31, 2015.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of March 31, 2015, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$2,024,561	0.24%
Medium-Duration Bond	4,316,645	0.47
Global Bond	2,901,919	0.71
Defensive Market Strategies	3,715,117	0.63
Small Cap Equity	6	—
International Equity	6	—
Emerging Markets Equity	—	—
Flexible Income	801,000	0.58

2

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(T)	—	Par is denominated in Turkish Lira (TRL).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(W)	—	Par is denominated in South KoreanWon (KRW).
(X)	—	Par is denominated in Colombian Peso (COP).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JEFF	—	Counterparty to contract is Jefferies.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is TD Securities.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

The Barclays Global Aggregate Bond Index — Unhedged provides a broad-based measure of the global investment grade fixed-rate debt markets.

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays U.S. Corporate High Yield – 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High Yield Index that measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

The Barclays U.S. Long-Term Credit Bond Index is composed of a subset of the Barclays U.S. Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

The Barclays U.S. Long-Term Government Bond Index is composed of securities in the long (more than 10 years) range of the Barclays U.S. Government Index and is composed of a subset of the Barclays Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

The Barclays U.S. TIPS Index measures the performance of the U.S. Treasury Inflation Protected Securities (“TIPS”) market and includes TIPS with one or more years remaining until maturity with total outstanding issue size of $500 million or more.

The Bloomberg Commodity Index provides a broadly diversified representation of commodity markets as an asset class. The index is made up of exchange-traded futures on physical commodities and represents 20 commodities, which are weighted to account for economic significance and market liquidity. Weighting restrictions on individual commodities and commodity groups promote diversification.

The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of 3-month U.S. Treasury bills, consisting of an average of the last 3-month U.S. Treasury bill issues.

The CMBX Indexes are a group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.

The Dow Jones CDX Indexes are a series of indices that track North American and emerging market credit derivative indexes. This family of indices comprises a basket of credit derivatives that are representative of certain segments such as North American investment grade credit derivatives (NA.IG), high yield (NA.HY), and emerging markets (NA.EM).

The Dow Jones U.S. Select Real Estate Securities IndexSM is an unmanaged, broad-based, market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate.

The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (“ETFs”).

The iTraxx Indexes are a group of international credit derivative indices that are monitored by the International Index Company (IIC). iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.

The JPMorgan Emerging Markets Bond Index Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.

The MSCI Commodity Producers Index is a free float-adjusted market capitalization index designed to reflect the performance of the three underlying commodity markets: energy, metals and agricultural products.

4

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EM (Emerging Markets) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in mining for gold and silver. The index is calculated and maintained by the American Stock Exchange.

The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

The S&P/LSTA U.S. B- Ratings and Above Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA U.S. B- Ratings andAbove Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

The WTI Crude Oil Subindex Total Return index is a single commodity subindex of the Bloomberg CI composed of futures contracts on crude oil. It reflects the return of underlying commodity futures price movements only and is quoted in USD.

5

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (Investor Class)¥	2,485,124	$2,485,124
GuideStone Low-Duration Bond Fund (Investor Class)¥	2,696,545	36,025,835
GuideStone Medium-Duration Bond Fund (Investor Class)¥	648,189	9,606,161
GuideStone Global Bond Fund (Investor Class)¥	239,293	2,404,896
GuideStone Defensive Market Strategies Fund (Investor Class)¥	839,729	9,892,007
GuideStone Value Equity Fund (Investor Class)¥	220,273	4,696,231
GuideStone Growth Equity Fund (Investor Class)¥	203,519	4,776,580
GuideStone Small Cap Equity Fund (Investor Class)¥	67,800	1,204,799
GuideStone International Equity Fund (Investor Class)¥	377,378	5,566,328
GuideStone Emerging Market Equity Fund (Investor Class)¥	158,260	1,438,588
GuideStone Inflation Protected Bond Fund (Investor Class)¥	913,101	9,450,591
GuideStone Flexible Income Fund (Investor Class)¥	475,653	4,699,453
GuideStone Real Estate Securities Fund (Investor Class)¥	86,990	929,049
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	248,805	1,883,451
Credit Suisse Commodity Return Strategy Fund*	318,661	1,800,436

Total Mutual Funds (Cost $94,444,035)		96,859,529

TOTAL INVESTMENTS — 100.4% (Cost $94,444,035)		96,859,529
Liabilities in Excess of Other Assets — (0.4)%		(428,608)

NET ASSETS — 100.0%		$96,430,921

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$96,859,529	$96,859,529	$—	$—

Total Assets — Investments in Securities	$96,859,529	$96,859,529	$—	$—

Other Financial Instruments***
Futures Contracts	$1,293	$1,293	$—	$—

Total Assets — Other Financial Instruments	$1,293	$1,293	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	8,377,447	$8,377,447
GuideStone Low-Duration Bond Fund (Investor Class)¥	4,576,017	61,135,591
GuideStone Medium-Duration Bond Fund (Investor Class)¥	4,165,723	61,736,013
GuideStone Extended-Duration Bond Fund (Investor Class)¥	413,030	7,653,454
GuideStone Global Bond Fund (Investor Class)¥	2,245,062	22,562,874
GuideStone Defensive Market Strategies Fund (Investor Class)¥	7,331,705	86,367,486
GuideStone Value Equity Fund (Investor Class)¥	1,841,795	39,267,073
GuideStone Growth Equity Fund (Investor Class)¥	1,692,975	39,734,124
GuideStone Small Cap Equity Fund (Investor Class)¥	605,372	10,757,457
GuideStone International Equity Fund (Investor Class)¥	3,106,698	45,823,800
GuideStone Emerging Market Equity Fund (Investor Class)¥	1,313,212	11,937,099
GuideStone Inflation Protected Bond Fund (Investor Class)¥	4,712,645	48,775,873
GuideStone Flexible Income Fund (Investor Class)¥	2,367,845	23,394,312
GuideStone Real Estate Securities Fund (Investor Class)¥	439,723	4,696,242
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,184,209	8,964,462
Credit Suisse Commodity Return Strategy Fund*	1,645,610	9,297,695

Total Mutual Funds (Cost $451,061,352)		490,481,002

TOTAL INVESTMENTS — 100.0% (Cost $451,061,352)		490,481,002
Other Assets in Excess of Liabilities — 0.0%		119,062

NET ASSETS — 100.0%		$490,600,064

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$490,481,002	$490,481,002	$—	$—

Total Assets — Investments in Securities	$490,481,002	$490,481,002	$—	$—

Other Financial Instruments***
Futures Contracts	$55,674	$55,674	$—	$—

Total Assets — Other Financial Instruments	$55,674	$55,674	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	12,437,722	$12,437,722
GuideStone Low-Duration Bond Fund (Investor Class)¥	3,014,547	40,274,342
GuideStone Medium-Duration Bond Fund (Investor Class)¥	4,378,351	64,887,167
GuideStone Extended-Duration Bond Fund (Investor Class)¥	892,319	16,534,666
GuideStone Global Bond Fund (Investor Class)¥	3,918,451	39,380,435
GuideStone Defensive Market Strategies Fund (Investor Class)¥	9,926,600	116,935,345
GuideStone Value Equity Fund (Investor Class)¥	3,697,881	78,838,828
GuideStone Growth Equity Fund (Investor Class)¥	3,400,141	79,801,313
GuideStone Small Cap Equity Fund (Investor Class)¥	1,279,945	22,744,615
GuideStone International Equity Fund (Investor Class)¥	6,285,359	92,709,045
GuideStone Emerging Market Equity Fund (Investor Class)¥	2,725,036	24,770,575
GuideStone Inflation Protected Bond Fund (Investor Class)¥	2,622,867	27,146,672
GuideStone Flexible Income Fund (Investor Class)¥	1,076,174	10,632,604
GuideStone Real Estate Securities Fund (Investor Class)¥	1,700,037	18,156,390
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,520,687	19,081,603
Credit Suisse Commodity Return Strategy Fund*	3,520,765	19,892,323

Total Mutual Funds (Cost $627,761,228)		684,223,645

TOTAL INVESTMENTS — 100.0% (Cost $627,761,228)		684,223,645
Other Assets in Excess of Liabilities — 0.0%		234,686

NET ASSETS — 100.0%		$684,458,331

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$684,223,645	$684,223,645	$—	$—

Total Assets — Investments in Securities	$684,223,645	$684,223,645	$—	$—

Other Financial Instruments***
Futures Contracts	$81,186	$81,186	$—	$—

Total Assets — Other Financial Instruments	$81,186	$81,186	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	7,662,789	$7,662,789
GuideStone Low-Duration Bond Fund (Investor Class)¥	205,791	2,749,368
GuideStone Medium-Duration Bond Fund (Investor Class)¥	1,299,912	19,264,700
GuideStone Extended-Duration Bond Fund (Investor Class)¥	208,338	3,860,497
GuideStone Global Bond Fund (Investor Class)¥	3,050,556	30,658,087
GuideStone Defensive Market Strategies Fund (Investor Class)¥	495,685	5,839,175
GuideStone Value Equity Fund (Investor Class)¥	3,261,252	69,529,900
GuideStone Growth Equity Fund (Investor Class)¥	2,963,307	69,548,808
GuideStone Small Cap Equity Fund (Investor Class)¥	1,351,881	24,022,917
GuideStone International Equity Fund (Investor Class)¥	5,681,313	83,799,360
GuideStone Emerging Market Equity Fund (Investor Class)¥	2,475,697	22,504,089
GuideStone Real Estate Securities Fund (Investor Class)¥	1,134,436	12,115,778
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,556,648	11,783,827
Credit Suisse Commodity Return Strategy Fund*	2,148,295	12,137,865

Total Mutual Funds (Cost $340,934,323)		375,477,160

TOTAL INVESTMENTS — 99.9% (Cost $340,934,323)		375,477,160
Other Assets in Excess of Liabilities — 0.1%		240,953

NET ASSETS — 100.0%		$375,718,113

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$375,477,160	$375,477,160	$—	$—

Total Assets — Investments in Securities	$375,477,160	$375,477,160	$—	$—

Other Financial Instruments***
Futures Contracts	$55,926	$55,926	$—	$—

Total Assets — Other Financial Instruments	$55,926	$55,926	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	9

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	5,740,451	$5,740,451
GuideStone Medium-Duration Bond Fund (Investor Class)¥	57,102	846,253
GuideStone Global Bond Fund (Investor Class)¥	1,659,371	16,676,675
GuideStone Value Equity Fund (Investor Class)¥	2,615,028	55,752,389
GuideStone Growth Equity Fund (Investor Class)¥	2,366,383	55,539,013
GuideStone Small Cap Equity Fund (Investor Class)¥	1,166,699	20,732,245
GuideStone International Equity Fund (Investor Class)¥	4,640,907	68,453,384
GuideStone Emerging Market Equity Fund (Investor Class)¥	2,038,896	18,533,568
GuideStone Real Estate Securities Fund (Investor Class)¥	819,617	8,753,506
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,165,224	8,820,742
Credit Suisse Commodity Return Strategy Fund*	1,532,718	8,659,855

Total Mutual Funds (Cost $243,503,428)		268,508,081

TOTAL INVESTMENTS — 99.9% (Cost $243,503,428)		268,508,081
Other Assets in Excess of Liabilities — 0.1%		185,989

NET ASSETS — 100.0%		$268,694,070

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$268,508,081	$268,508,081	$—	$—

Total Assets — Investments in Securities	$268,508,081	$268,508,081	$—	$—

Other Financial Instruments***
Futures Contracts	$36,653	$36,653	$—	$—

Total Assets — Other Financial Instruments	$36,653	$36,653	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (Investor Class)¥	790,214	$790,214
GuideStone Global Bond Fund (Investor Class)¥	153,857	1,546,261
GuideStone Value Equity Fund (Investor Class)¥	309,361	6,595,587
GuideStone Growth Equity Fund (Investor Class)¥	279,691	6,564,350
GuideStone Small Cap Equity Fund (Investor Class)¥	140,396	2,494,833
GuideStone International Equity Fund (Investor Class)¥	556,449	8,207,624
GuideStone Emerging Market Equity Fund (Investor Class)¥	242,352	2,202,983
GuideStone Real Estate Securities Fund (Investor Class)¥	95,169	1,016,406
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	138,035	1,044,925
Credit Suisse Commodity Return Strategy Fund*	181,232	1,023,963

Total Mutual Funds (Cost $31,270,348)		31,487,146

TOTAL INVESTMENTS — 100.4% (Cost $31,270,348)		31,487,146
Liabilities in Excess of Other Assets — (0.4)%		(111,620)

NET ASSETS — 100.0%		$31,375,526

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$31,487,146	$31,487,146	$—	$—

Total Assets — Investments in Securities	$31,487,146	$31,487,146	$—	$—

Other Financial Instruments***
Futures Contracts	$1,078	$1,078	$—	$—

Total Assets — Other Financial Instruments	$1,078	$1,078	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	4,113,003	$4,113,003
GuideStone Low-Duration Bond Fund (Investor Class)¥	9,492,922	126,825,435
GuideStone Medium-Duration Bond Fund (Investor Class)¥	2,274,398	33,706,574
GuideStone Global Bond Fund (Investor Class)¥	839,368	8,435,647
GuideStone Defensive Market Strategies Fund (Investor Class)¥	2,345,244	27,626,975
GuideStone Value Equity Fund (Investor Class)¥	626,885	13,365,186
GuideStone Growth Equity Fund (Investor Class)¥	582,075	13,661,303
GuideStone Small Cap Equity Fund (Investor Class)¥	170,038	3,021,572
GuideStone International Equity Fund (Investor Class)¥	1,056,075	15,577,113
GuideStone Emerging Market Equity Fund (Investor Class)¥	432,611	3,932,432
GuideStone Inflation Protected Bond Fund (Investor Class)¥	2,978,589	30,828,396
GuideStone Flexible Income Fund (Investor Class)¥	1,571,795	15,529,335
GuideStone Real Estate Securities Fund (Investor Class)¥	295,054	3,151,174
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,439,200	10,894,747

Total Mutual Funds (Cost $301,394,423)		310,668,892

TOTAL INVESTMENTS — 100.0% (Cost $301,394,423)		310,668,892
Other Assets in Excess of Liabilities — 0.0%		12,658

NET ASSETS — 100.0%		$310,681,550

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$310,668,892	$310,668,892	$—	$—

Total Assets — Investments in Securities	$310,668,892	$310,668,892	$—	$—

Other Financial Instruments***
Futures Contracts	$6,547	$6,547	$—	$—

Total Assets — Other Financial Instruments	$6,547	$6,547	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	25,283,590	$25,283,590
GuideStone Low-Duration Bond Fund (Investor Class)¥	11,690,799	156,189,078
GuideStone Medium-Duration Bond Fund (Investor Class)¥	14,054,516	208,287,926
GuideStone Extended-Duration Bond Fund (Investor Class)¥	2,860,240	53,000,251
GuideStone Global Bond Fund (Investor Class)¥	10,277,067	103,284,524
GuideStone Defensive Market Strategies Fund (Investor Class)¥	8,885,344	104,669,358
GuideStone Value Equity Fund (Investor Class)¥	5,432,163	115,813,720
GuideStone Growth Equity Fund (Investor Class)¥	5,008,304	117,544,904
GuideStone Small Cap Equity Fund (Investor Class)¥	1,474,918	26,209,294
GuideStone International Equity Fund (Investor Class)¥	9,053,173	133,534,302
GuideStone Emerging Market Equity Fund (Investor Class)¥	3,665,227	33,316,912
GuideStone Inflation Protected Bond Fund (Investor Class)¥	7,251,448	75,052,490
GuideStone Flexible Income Fund (Investor Class)¥	3,929,623	38,824,678
GuideStone Real Estate Securities Fund (Investor Class)¥	3,264,099	34,860,574
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	9,944,866	75,282,637

Total Mutual Funds (Cost $1,171,400,120)		1,301,154,238

TOTAL INVESTMENTS — 100.0% (Cost $1,171,400,120)		1,301,154,238
Other Assets in Excess of Liabilities — 0.0%		397,513

NET ASSETS — 100.0%		$1,301,551,751

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,301,154,238	$1,301,154,238	$—	$—

Total Assets — Investments in Securities	$1,301,154,238	$1,301,154,238	$—	$—

Other Financial Instruments***
Futures Contracts	$203,426	$203,426	$—	$—

Total Assets — Other Financial Instruments	$203,426	$203,426	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	18,436,583	$18,436,583
GuideStone Low-Duration Bond Fund (Investor Class)¥	5,211,519	69,625,894
GuideStone Medium-Duration Bond Fund (Investor Class)¥	6,299,188	93,353,971
GuideStone Extended-Duration Bond Fund (Investor Class)¥	1,297,974	24,051,457
GuideStone Global Bond Fund (Investor Class)¥	4,581,486	46,043,935
GuideStone Value Equity Fund (Investor Class)¥	7,857,564	167,523,269
GuideStone Growth Equity Fund (Investor Class)¥	7,250,980	170,180,498
GuideStone Small Cap Equity Fund (Investor Class)¥	2,146,402	38,141,568
GuideStone International Equity Fund (Investor Class)¥	13,215,168	194,923,730
GuideStone Emerging Market Equity Fund (Investor Class)¥	5,351,724	48,647,170
GuideStone Real Estate Securities Fund (Investor Class)¥	3,062,628	32,708,866
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	7,652,138	57,926,687

Total Mutual Funds (Cost $864,905,398)		961,563,628

TOTAL INVESTMENTS — 100.0% (Cost $864,905,398)		961,563,628
Other Assets in Excess of Liabilities — 0.0%		373,650

NET ASSETS — 100.0%		$961,937,278

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$961,563,628	$961,563,628	$—	$—

Total Assets — Investments in Securities	$961,563,628	$961,563,628	$—	$—

Other Financial Instruments***
Futures Contracts	$135,031	$135,031	$—	$—

Total Assets — Other Financial Instruments	$135,031	$135,031	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	16,429,629	$16,429,628
GuideStone Value Equity Fund (Investor Class)¥	10,875,451	231,864,608
GuideStone Growth Equity Fund (Investor Class)¥	9,959,135	233,740,887
GuideStone Small Cap Equity Fund (Investor Class)¥	2,933,889	52,135,210
GuideStone International Equity Fund (Investor Class)¥	18,520,436	273,176,429
GuideStone Emerging Market Equity Fund (Investor Class)¥	7,639,431	69,442,426

Total Mutual Funds (Cost $751,326,756)		876,789,188

TOTAL INVESTMENTS — 99.9% (Cost $751,326,756)		876,789,188
Other Assets in Excess of Liabilities — 0.1%		481,287

NET ASSETS — 100.0%		$877,270,475

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$876,789,188	$876,789,188	$—	$—

Total Assets — Investments in Securities	$876,789,188	$876,789,188	$—	$—

Other Financial Instruments***
Futures Contracts	$106,582	$106,582	$—	$—

Total Assets — Other Financial Instruments	$106,582	$106,582	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	1,473,896	$1,473,896
GuideStone Low-Duration Bond Fund (Institutional Class)¥	3,741,380	31,652,075
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	1,197,637	8,407,410
GuideStone Global Bond Fund (Investor Class)¥	209,144	2,101,899
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	583,828	6,889,175
GuideStone Value Equity Fund (Institutional Class)¥	369,224	3,330,404
GuideStone Growth Equity Fund (Institutional Class)¥	300,634	3,406,181
GuideStone Small Cap Equity Fund (Institutional Class)¥	80,971	752,224
GuideStone International Equity Fund (Institutional Class)¥	350,087	3,882,465
GuideStone Funds Emerging Market Equity Fund (Institutional Class)¥	107,742	980,453
GuideStone Inflation Protected Bond Fund (Investor Class)¥	742,892	7,688,932
GuideStone Flexible Income Fund (Investor Class)¥	391,871	3,871,685
GuideStone Real Estate Securities Fund (Investor Class)¥	73,593	785,971
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	358,644	2,714,931

Total Mutual Funds (Cost $79,529,690)		77,937,701

TOTAL INVESTMENTS — 99.9% (Cost $79,529,690)		77,937,701
Other Assets in Excess of Liabilities — 0.1%		43,178

NET ASSETS — 100.0%		$77,980,879

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$77,937,701	$77,937,701	$—	$—

Total Assets — Investments in Securities	$77,937,701	$77,937,701	$—	$—

Other Financial Instruments***
Futures Contracts	$430	$430	$—	$—

Total Assets — Other Financial Instruments	$430	$430	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

16	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	6,556,356	$6,556,356
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,319,510	45,003,053
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	8,547,185	60,001,240
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	3,374,106	15,250,957
GuideStone Global Bond Fund (Investor Class)¥	2,960,025	29,748,247
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,554,594	30,144,211
GuideStone Value Equity Fund (Institutional Class)¥	3,696,656	33,343,840
GuideStone Growth Equity Fund (Institutional Class)¥	2,989,708	33,873,387
GuideStone Small Cap Equity Fund (Institutional Class)¥	812,863	7,551,499
GuideStone International Equity Fund (Institutional Class)¥	3,464,890	38,425,635
GuideStone Funds Emerging Market Equity Fund (Institutional Class)¥	1,054,476	9,595,734
GuideStone Inflation Protected Bond Fund (Investor Class)¥	2,088,562	21,616,621
GuideStone Flexible Income Fund (Investor Class)¥	1,131,868	11,182,851
GuideStone Real Estate Securities Fund (Investor Class)¥	940,161	10,040,919
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,864,541	21,684,577

Total Mutual Funds (Cost $370,380,283)		374,019,127

TOTAL INVESTMENTS — 100.0% (Cost $370,380,283)		374,019,127
Other Assets in Excess of Liabilities — 0.0%		148,858

NET ASSETS — 100.0%		$374,167,985

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$374,019,127	$374,019,127	$—	$—

Total Assets — Investments in Securities	$374,019,127	$374,019,127	$—	$—

Other Financial Instruments***
Futures Contracts	$50,369	$50,369	$—	$—

Total Assets — Other Financial Instruments	$50,369	$50,369	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	17

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	4,631,209	$4,631,209
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,335,118	19,755,095
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,772,007	26,479,487
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,508,260	6,817,334
GuideStone Global Bond Fund (Investor Class)¥	1,299,200	13,056,962
GuideStone Value Equity Fund (Institutional Class)¥	5,265,611	47,495,816
GuideStone Growth Equity Fund (Institutional Class)¥	4,262,438	48,293,427
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,164,589	10,819,031
GuideStone International Equity Fund (Institutional Class)¥	4,980,676	55,235,700
GuideStone Funds Emerging Market Equity Fund (Institutional Class)¥	1,515,777	13,793,572
GuideStone Real Estate Securities Fund (Investor Class)¥	868,361	9,274,099
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,169,958	16,426,579

Total Mutual Funds (Cost $263,901,716)		272,078,311

TOTAL INVESTMENTS — 99.9% (Cost $263,901,716)		272,078,311
Other Assets in Excess of Liabilities — 0.1%		159,658

NET ASSETS — 100.0%		$272,237,969

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$272,078,311	$272,078,311	$—	$—

Total Assets — Investments in Securities	$272,078,311	$272,078,311	$—	$—

Other Financial Instruments***
Futures Contracts	$32,351	$32,351	$—	$—

Total Assets — Other Financial Instruments	$32,351	$32,351	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

18	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	3,583,025	$3,583,025
GuideStone Value Equity Fund (Institutional Class)¥	5,492,420	49,541,628
GuideStone Growth Equity Fund (Institutional Class)¥	4,411,954	49,987,440
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,199,536	11,143,687
GuideStone International Equity Fund (Institutional Class)¥	5,260,449	58,338,383
GuideStone Funds Emerging Market Equity Fund (Institutional Class)¥	1,630,637	14,838,800

Total Mutual Funds (Cost $179,061,821)		187,432,963

TOTAL INVESTMENTS — 99.9% (Cost $179,061,821)		187,432,963
Other Assets in Excess of Liabilities — 0.1%		111,135

NET ASSETS — 100.0%		$187,544,098

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$187,432,963	$187,432,963	$—	$—

Total Assets — Investments in Securities	$187,432,963	$187,432,963	$—	$—

Other Financial Instruments***
Futures Contracts	$23,250	$23,250	$—	$—

Total Assets — Other Financial Instruments	$23,250	$23,250	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	19

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Bank
0.05%, 05/01/15	$25,150,000	$25,148,952
0.08%, 05/13/15	35,000,000	34,996,733
0.06%, 05/21/15	45,000,000	44,996,250

Total Agency Obligations (Cost $105,141,935)		105,141,935

CERTIFICATES OF DEPOSIT — 33.2%
Bank of Montreal CHI
0.26%, 07/16/15†	13,000,000	13,000,000
Bank of Nova Scotia Houston
0.27%, 06/24/15†	10,000,000	10,000,000
0.71%, 09/11/15†	5,000,000	5,009,151
0.26%, 10/07/15†	10,500,000	10,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.30%, 07/09/15	18,000,000	18,000,000
0.32%, 09/11/15†	14,000,000	14,000,000
BMO Harris Bank NA
0.28%, 08/27/15†	23,000,000	23,000,000
BNP Paribas SA
0.25%, 05/18/15	20,000,000	20,000,000
Canadian Imperial Bank of Commerce NY
0.33%, 06/01/15†	10,000,000	10,000,000
Citibank NA
0.25%, 05/04/15	10,000,000	10,000,000
0.25%, 05/11/15	12,000,000	12,000,000
0.29%, 07/06/15	24,000,000	24,000,000
Credit Agricole Corporate & Investment Bank
0.26%, 06/01/15	10,000,000	10,000,000
Credit Industriel et Commercial
0.30%, 04/08/15	15,000,000	15,000,000
0.38%, 08/03/15	4,000,000	4,000,000
DNB Bank ASA
0.05%, 04/07/15	20,000,000	20,000,000
National Australia Bank, Ltd.
0.25%, 07/10/15†	11,000,000	11,000,000
National Bank of Canada NY
0.28%, 09/18/15†	5,000,000	5,000,000
0.31%, 12/24/15†	14,000,000	14,000,000
Rabobank Nederland NY
0.31%, 05/06/15†	8,000,000	8,000,000
0.31%, 09/16/15†	22,500,000	22,500,000
Royal Bank of Canada NY
0.28%, 09/10/15†	10,000,000	10,000,000
Skandinaviska Enskilda Banken
0.05%, 04/01/15	12,363,000	12,363,000
0.26%, 07/23/15	10,000,000	10,000,000
State Street Bank and Trust Co.
0.31%, 10/01/15	20,000,000	20,000,000
0.31%, 10/23/15	3,000,000	3,000,000
Sumitomo Mitsui Banking Corporation
0.28%, 06/29/15	25,500,000	25,500,000
Sumitomo Mitsui Trust Bank, Ltd.
0.26%, 06/01/15	12,000,000	12,000,000
0.30%, 07/20/15	12,000,000	12,000,000
Svenska Handelsbanken AB
0.22%, 04/06/15	10,000,000	10,000,201
Toronto-Dominion Bank NY
0.30%, 07/15/15	14,000,000	13,999,995

Total Certificates of Deposit (Cost $407,872,347)		407,872,347

COMMERCIAL PAPER — 45.5%
Antalis US Funding Corporation
0.13%, 04/02/15 144A	12,000,000	11,999,957
Bedford Row Funding Corporation
0.30%, 11/20/15 144A	10,000,000	10,000,000
BMW US Capital Corporation
0.09%, 04/01/15 144A	26,000,000	26,000,000
Caisse Centrale Desjardins Du Quebec
0.12%, 04/01/15 144A	30,000,000	30,000,000
Chariot Funding LLC
0.26%, 08/13/15 144A	15,000,000	14,985,483
Charta LLC
0.30%, 08/14/15 144A	13,500,000	13,484,812
Ciesco LLC
0.28%, 08/06/15 144A	20,000,000	19,980,244
0.28%, 08/18/15 144A	10,000,000	9,989,189
Collateralized Commercial Paper Co. LLC
0.30%, 06/03/15	30,000,000	29,984,250
Commonwealth Bank of Australia
0.25%, 04/23/15 144A	10,000,000	9,999,969
0.26%, 05/15/15 144A	13,000,000	13,000,000
0.27%, 05/18/15 144A	17,000,000	17,000,000
CRC Funding LLC
0.31%, 09/21/15 144A	20,000,000	19,970,206
DNB Bank ASA
0.30%, 08/24/15 144A	18,000,000	17,977,163
0.30%, 08/24/15 144A	15,000,000	14,982,479
Erste Abwicklungsanstalt
0.25%, 06/11/15 144A	14,000,000	13,993,097
General Electric Capital Corporation
0.25%, 07/07/15	10,000,000	9,993,264
0.24%, 10/19/15	41,000,000	41,000,000
HSBC Bank PLC
0.26%, 10/23/15 144A	10,000,000	10,000,000
Kells Funding LLC
0.25%, 09/22/15 144A	14,000,000	13,999,278
Macquarie Bank, Ltd.
0.33%, 06/10/15 144A	11,000,000	10,992,942
Nederlandse Water-chapsbank NV
0.25%, 10/01/15 144A	25,000,000	25,000,000
Nieuw Amsterdam Receivables Corporation
0.30%, 07/27/15 144A	10,000,000	9,990,250
0.30%, 08/04/15 144A	20,000,000	19,979,167
Old Line Funding LLC
0.25%, 06/02/15 144A	10,000,000	9,995,694
0.28%, 09/01/15 144A	10,000,000	9,988,100
0.30%, 09/25/15 144A	10,000,000	9,985,250
Skandinaviska Enskilda Banken
0.30%, 08/25/15 144A	20,000,000	19,975,667
Sumitomo Mitsui Banking Corporation
0.25%, 04/06/15 144A	15,000,000	14,999,479

20	See Notes to Schedules of Investments.

	Par	Value
Svenska Handelsbanken AB
0.33%, 09/15/15 144A†	$9,800,000	$9,800,000
Victory Receivables Corporation
0.11%, 04/01/15 144A	50,000,000	50,000,000
Westpac Banking Corporation
0.27%, 04/17/15 144A	20,000,000	20,000,000

Total Commercial Paper (Cost $559,045,940)		559,045,940

CORPORATE BONDS — 2.9%
Jets Stadium Development LLC
0.11%, 04/07/15 144A†	4,900,000	4,900,000
Metropolitan Life Global Funding
1.70%, 06/29/15 144A	7,000,000	7,023,181
Province of Nova Scotia Canada
2.38%, 07/21/15	8,300,000	8,353,937
Wells Fargo Bank NA
0.54%, 07/20/15†	16,000,000	16,012,873

Total Corporate Bonds (Cost $36,289,991)		36,289,991

MUNICIPAL BONDS — 4.4%
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.03%, 04/07/15†	17,100,000	17,100,000
Maryland Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.03%, 04/07/15†	27,575,000	27,575,000
New York State Housing Finance Agency, Gotham West Project, Revenue Bond, Series A (LOC - Wells Fargo Bank N.A.)
0.08%, 04/07/15†	10,000,000	10,000,000

Total Municipal Bonds (Cost $54,675,000)		54,675,000

TIME DEPOSITS — 1.1%
ING Bank NV
0.14%, 04/02/15 (Cost $13,000,000)	13,000,000	13,000,000

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Notes
0.10%, 04/30/16†	10,000,000	10,000,000
0.09%, 10/31/16†	8,000,000	7,993,961

		17,993,961

Total U.S. Treasury Obligations (Cost $17,993,961)		17,993,961

REPURCHASE AGREEMENTS — 2.8%
Goldman Sachs & Co. 0.15% (dated 03/31/15, due 04/01/15, repurchase price $35,000,146, collateralized by Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Government National Mortgage Association, 2.268% to 5.500, due 02/01/17 to 02/01/45, total market value $36,021,665) (Cost $35,000,000)	35,000,000	35,000,000

TOTAL INVESTMENTS — 100.0% (Cost $1,229,019,174)		1,229,019,174
Other Assets in Excess of Liabilities — 0.0%		95,183

NET ASSETS — 100.0%		$1,229,114,357

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$105,141,935	$—	$105,141,935	$—
Certificates of Deposit	407,872,347	—	407,872,347	—
Commercial Paper	559,045,940	—	559,045,940	—
Corporate Bonds	36,289,991	—	36,289,991	—
Municipal Bonds	54,675,000	—	54,675,000	—
Repurchase Agreements	35,000,000	—	35,000,000	—
Time Deposits	13,000,000	—	13,000,000	—
U.S. Treasury Obligations	17,993,961	—	17,993,961	—

Total Assets — Investments in Securities	$1,229,019,174	$—	$1,229,019,174	$—

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Bank
0.50%, 09/28/16Δ	$2,610,000	$2,610,679
Federal Home Loan Mortgage Corporation
0.57%, 08/26/16	3,500,000	3,500,809
Small Business Administration
6.95%, 11/01/16	57,425	59,882

Total Agency Obligations (Cost $6,163,510)		6,171,370

ASSET-BACKED SECURITIES — 12.5%
ABCLO 2007-1, Ltd.
0.60%, 04/15/21 144A†	1,275,000	1,264,880
ACAS CLO 2007-1, Ltd.
0.49%, 04/20/21 144A†	1,214,927	1,206,340
Aircraft Lease Securitisation, Ltd.
0.44%, 05/10/32 144A†	288,319	285,436
Ally Master Owner Trust
0.62%, 04/15/18†	1,400,000	1,401,033
ALM V, Ltd.
1.49%, 02/13/23 144A†	900,000	898,825
American Express Credit Account Master Trust
0.98%, 05/15/19	2,250,000	2,253,965
American Homes 4 Rent
1.25%, 06/17/31 144A†	1,874,561	1,854,422
AmeriCredit Automobile Receivables Trust
4.04%, 07/10/17	1,226,000	1,247,532
1.31%, 11/08/17	370,000	370,874
0.96%, 04/09/18	1,200,000	1,201,504
1.19%, 05/08/18	785,000	787,472
1.66%, 09/10/18	500,000	503,588
1.79%, 03/08/19	980,000	980,005
2.15%, 03/09/20	825,000	824,022
Apidos CDO XIV
1.40%, 04/15/25 144A†	2,090,000	2,054,520
1.95%, 04/15/25 144A†	250,000	243,099
Asset-Backed Securities Corporation Home Equity Loan Trust
0.72%, 09/25/34†	26,087	26,091
Atrium VII
1.36%, 11/16/22 144A†	981,725	977,960
Avalon IV Capital, Ltd.
1.43%, 04/17/23 144A†	1,190,000	1,189,059
BA Credit Card Trust
0.55%, 06/15/21†	1,110,000	1,109,425
Babson CLO, Inc.
0.48%, 01/18/21 144A†	1,069,171	1,062,435
Babson CLO, Ltd.
1.36%, 04/20/25 144A†	2,300,000	2,272,616
Bear Stearns Asset Backed Securities Trust
0.62%, 12/25/42†	117,900	115,834
Bear Stearns Asset-Backed Securities Trust
1.17%, 10/25/37†	718,851	671,268
0.36%, 01/25/47†	52,686	52,582
BNC Mortgage Loan Trust
0.23%, 03/25/37†	16,941	16,898
Cabela’s Credit Card Master Note Trust
2.26%, 03/15/23	950,000	949,800
Capital Auto Receivables Asset Trust
1.29%, 04/20/18	260,000	259,825
1.74%, 10/22/18	270,000	270,998
Cent CLO 18, Ltd.
1.38%, 07/23/25 144A†Δ	1,400,000	1,374,299
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	809,761	810,717
Chase Issuance Trust
1.59%, 02/18/20	2,725,000	2,744,255
Citibank Credit Card Issuance Trust
1.32%, 09/07/18	493,000	496,646
1.02%, 02/22/19	2,600,000	2,601,469
5.65%, 09/20/19	3,500,000	3,877,762
Colony American Homes
1.33%, 05/17/31 144A†	569,627	565,316
1.13%, 07/17/31 144A†	843,947	832,079
Conseco Financial Corporation
6.04%, 11/01/29	5,729	5,866
Credit Acceptance Auto Loan Trust
1.50%, 04/15/21 144A	1,410,000	1,414,396
2.00%, 07/15/22 144A	1,140,000	1,140,513
Credit-Based Asset Servicing and Securitization LLC
0.61%, 05/25/35†	223,352	222,190
Crusade ABS Trust
3.27%, 07/12/23(A)†	739,731	565,042
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	524,562	395,286
Dell Equipment Finance Trust
1.36%, 06/22/20 144A	900,000	900,773
Drive Auto Receivables Trust
2.28%, 06/17/19 144A	2,710,000	2,710,062
Drug Royalty II LP 2
3.08%, 07/15/23 144A†@	280,870	285,221
Dryden XXII Senior Loan Fund
1.42%, 01/15/22 144A†	1,185,000	1,184,019
Dryden XXVIII Senior Loan Fund
1.36%, 08/15/25 144A†	930,000	913,201
1.81%, 08/15/25 144A†	1,175,000	1,145,743
FHLMC Structured Pass-Through Securities
0.43%, 08/25/31†	556,535	544,301
Great America Leasing Receivables Funding LLC
1.83%, 06/17/19 144A	200,000	199,548
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	84,338	83,756
ING IM CLO 2012-1, Ltd.
1.47%, 03/14/22 144A†	1,190,000	1,189,985
Invitation Homes 2013-SFR1 Trust
1.40%, 12/17/30 144A†	773,022	770,393
Invitation Homes 2014-SFR1 Trust
1.18%, 06/17/31 144A†	2,420,000	2,392,581

22	See Notes to Schedules of Investments.

	Par	Value
Invitation Homes 2014-SFR2 Trust
1.28%, 09/17/31 144A†	$1,500,000	$1,484,656
JP Morgan Mortgage Acquisition Corporation
0.91%, 07/25/35†	176,963	176,310
0.35%, 02/25/36†	449,462	428,576
Kubota Credit Owner Trust
0.94%, 12/15/17 144A	1,205,000	1,205,078
LA Arena Funding LLC
7.66%, 12/15/26 144A	284,027	315,627
Mayport CLO, Ltd.
0.91%, 02/22/20 144A†	1,430,000	1,418,197
MMAF Equipment Finance LLC
2.10%, 07/15/17 144A	922,443	929,552
Navient Private Education Loan Trust
0.87%, 09/16/24 144A†	268,189	267,650
Oaktree Enhanced Income Funding, Series III Ltd.
1.46%, 07/20/23 144A†	900,000	898,553
1.91%, 07/20/23 144A†	1,300,000	1,273,240
Octagon Investment Partners XIX, Ltd.
1.77%, 04/15/26 144A†	1,900,000	1,897,070
2.25%, 04/15/26 144A†	905,000	899,131
OHA Intrepid Leveraged Loan Fund, Ltd.
1.18%, 04/20/21 144A†	861,959	861,294
OneMain Financial Issuance Trust
2.47%, 09/18/24 144A	2,605,000	2,598,305
3.19%, 03/18/26 144A	2,300,000	2,302,868
Option One Mortgage Loan Trust
0.43%, 11/25/35†	867,337	857,027
Progress Residential 2015-SFR1 Trust
1.58%, 02/17/32 144A†	465,000	466,318
Santander Drive Auto Receivables Trust
2.94%, 12/15/17	1,355,000	1,374,059
1.94%, 03/15/18	270,000	271,602
3.01%, 04/16/18	1,305,000	1,317,238
2.70%, 08/15/18	300,000	304,282
1.78%, 11/15/18 144A	1,770,000	1,774,667
1.76%, 01/15/19	1,690,000	1,695,702
3.12%, 10/15/19 144A	1,025,000	1,052,328
2.60%, 11/16/20	1,350,000	1,361,970
Securitized Asset Backed Receivables LLC Trust
0.54%, 10/25/35†	2,800,000	2,669,058
SLM Private Credit Student Loan Trust
0.47%, 06/15/21†	447,657	444,827
0.67%, 03/15/22†	343,492	340,904
SLM Private Education Loan Trust
1.27%, 12/15/21 144A†	92,251	92,466
1.02%, 02/15/22 144A†	810,511	812,933
1.27%, 08/15/23 144A†	553,835	556,425
0.92%, 10/16/23 144A†	231,056	231,502
1.57%, 12/15/23 144A†	682,468	685,244
1.32%, 01/15/26 144A†	1,245,000	1,250,432
2.59%, 01/15/26 144A	555,000	567,247
3.42%, 05/16/44 144A†	2,014,897	2,133,552
SoFi Professional Loan Program 2015-A LLC
1.42%, 03/25/33 144A†	1,319,464	1,320,925
Springleaf Funding Trust
3.16%, 11/15/24 144A	1,045,000	1,054,906
Structured Asset Securities Corporation Mortgage Loan Trust
1.67%, 04/25/35†	568,051	539,104
Symphony CLO, Ltd.
1.35%, 01/09/23 144A†	1,675,000	1,673,343
1.65%, 10/17/26 144A†	2,650,000	2,644,965
Synchrony Credit Card Master Note Trust
2.37%, 03/15/23	1,285,000	1,301,645
Trade MAPS 1, Ltd.
0.88%, 12/10/18 144A†	1,500,000	1,499,150
Tyron Park CLO, Ltd.
1.37%, 07/15/25 144A†	1,270,000	1,251,337
1.80%, 07/15/25 144A†	1,175,000	1,146,826
Volkswagen Auto Loan Enhanced Trust
0.46%, 01/20/17	1,486,744	1,486,503
World Omni Master Owner Trust
0.52%, 02/15/18 144A†	750,000	749,666

Total Asset-Backed Securities (Cost $108,047,032)		107,601,987

CORPORATE BONDS — 25.3%
AbbVie, Inc.
1.75%, 11/06/17	1,130,000	1,134,722
AES Corporation
3.26%, 06/01/19†	900,000	897,750
Air Lease Corporation
4.50%, 01/15/16Δ	1,700,000	1,739,312
3.38%, 01/15/19Δ	625,000	640,625
Ally Financial, Inc.
4.63%, 06/26/15	500,000	503,125
2.75%, 01/30/17Δ	1,400,000	1,398,334
3.25%, 09/29/17Δ	810,000	806,460
American Express Credit Corporation
1.13%, 06/05/17Δ	630,000	630,077
0.82%, 03/18/19†	4,900,000	4,902,421
American Honda Finance Corporation
1.13%, 10/07/16	500,000	502,926
AmeriGas Partners LP
6.25%, 08/20/19	500,000	521,250
Amgen, Inc.
1.25%, 05/22/17Δ	1,210,000	1,209,653
ARC Properties Operating Partnership LP
2.00%, 02/06/17	1,550,000	1,506,600
Ashland, Inc.
3.00%, 03/15/16	240,000	243,000
3.88%, 04/15/18Δ	1,480,000	1,522,550
Astoria Financial Corporation
5.00%, 06/19/17Δ	770,000	815,612

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Autodesk, Inc.
1.95%, 12/15/17	$350,000	$350,508
Aviation Capital Group Corporation
3.88%, 09/27/16 144A	1,900,000	1,941,179
4.63%, 01/31/18 144A	500,000	520,938
Bank of America Corporation
3.75%, 07/12/16Δ	920,000	948,585
6.50%, 08/01/16	1,582,000	1,688,929
3.88%, 03/22/17	130,000	136,114
1.70%, 08/25/17Δ	570,000	572,538
6.40%, 08/28/17	400,000	443,580
5.75%, 12/01/17	1,700,000	1,871,758
1.33%, 03/22/18†	1,200,000	1,214,543
6.88%, 04/25/18	800,000	915,726
1.29%, 01/15/19†	280,000	284,095
2.65%, 04/01/19Δ	5,000,000	5,099,475
BB&T Corporation
1.60%, 08/15/17Δ	340,000	342,366
Becton Dickinson and Co.
0.72%, 06/15/16†	3,000,000	3,004,551
1.80%, 12/15/17	700,000	705,825
Boston Scientific Corporation
2.65%, 10/01/18Δ	1,800,000	1,821,323
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	522,874
Cameron International Corporation
1.40%, 06/15/17Δ	270,000	266,174
Capital One NA
1.50%, 09/05/17	690,000	688,799
1.65%, 02/05/18	730,000	727,611
CareFusion Corporation
1.45%, 05/15/17	1,250,000	1,251,589
Case New Holland Industrial, Inc.
7.88%, 12/01/17	380,000	422,864
Caterpillar Financial Services Corporation
1.25%, 08/18/17	490,000	492,810
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	302,708
Chesapeake Energy Corporation
3.50%, 04/15/19†Δ	3,300,000	3,184,500
CHS/Community Health Systems, Inc.
5.13%, 08/15/18Δ	200,000	206,750
Cisco Systems, Inc.
1.10%, 03/03/17Δ	900,000	906,057
CIT Group, Inc.
4.25%, 08/15/17	2,250,000	2,283,750
5.25%, 03/15/18Δ	320,000	332,000
Citigroup, Inc.
1.22%, 07/25/16†	3,200,000	3,217,997
4.45%, 01/10/17	450,000	474,479
1.55%, 08/14/17	1,300,000	1,301,669
1.80%, 02/05/18	2,030,000	2,035,637
Citizens Bank NA
1.60%, 12/04/17	900,000	904,260
Compass Bank
1.85%, 09/29/17	500,000	503,898
Computer Sciences Corporation
2.50%, 09/15/15	210,000	211,521
ConAgra Foods, Inc.
1.30%, 01/25/16	240,000	240,677
Continental Airlines 2010-1 Class B Pass Through Trust
6.00%, 07/12/20	389,718	408,963
Daimler Finance North America LLC
1.25%, 01/11/16 144A	530,000	532,062
1.13%, 03/10/17 144A	300,000	300,323
0.59%, 08/01/17 144A†	200,000	199,741
1.38%, 08/01/17 144A	660,000	660,686
1.65%, 03/02/18 144A	750,000	754,489
Delta Air Lines 2010-2 Class B Pass Through Trust
6.75%, 05/23/17	300,000	309,090
DIRECTV Holdings LLC
3.13%, 02/15/16Δ	320,000	326,140
Discover Bank
2.00%, 02/21/18	1,055,000	1,056,935
DISH DBS Corporation
7.13%, 02/01/16Δ	2,800,000	2,915,500
DTE Energy Co.
2.40%, 12/01/19	100,000	101,737
Eli Lilly & Co.
1.25%, 03/01/18	410,000	411,532
Enable Midstream Partners LP
2.40%, 05/15/19 144A	300,000	294,262
ERAC USA Finance LLC
1.40%, 04/15/16 144A	180,000	180,620
Express Scripts Holding Co.
1.25%, 06/02/17	380,000	379,845
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	256,059	260,959
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	341,905
Fifth Third Bancorp
5.45%, 01/15/17	250,000	267,649
Fifth Third Bank
1.15%, 11/18/16	700,000	701,296
Ford Motor Credit Co., LLC
8.00%, 12/15/16	1,820,000	2,017,829
3.00%, 06/12/17	560,000	577,431
2.15%, 01/09/18	700,000	708,469
1.10%, 03/12/19†	4,460,000	4,450,300
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20	350,000	372,312
Freeport-McMoRan, Inc.
2.15%, 03/01/17	210,000	209,323
2.30%, 11/14/17Δ	840,000	837,846
General Motors Co.
3.50%, 10/02/18	953,000	981,171
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	863,000	874,249
2.63%, 07/10/17	1,060,000	1,071,202
3.00%, 09/25/17Δ	1,300,000	1,326,000
General Motors Financial Co., Inc.
2.75%, 05/15/16Δ	1,100,000	1,114,339
Glencore Funding LLC
1.61%, 01/15/19 144A†	1,200,000	1,201,531

24	See Notes to Schedules of Investments.

	Par	Value
Goldman Sachs Group, Inc.
5.35%, 01/15/16	$761,000	$787,226
3.63%, 02/07/16Δ	2,874,000	2,936,101
5.75%, 10/01/16	135,000	144,095
1.36%, 11/15/18†	5,080,000	5,140,000
1.42%, 04/23/20†	600,000	608,366
2.60%, 04/23/20Δ	1,350,000	1,365,945
HCA, Inc.
3.75%, 03/15/19Δ	1,600,000	1,625,504
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	410,162
6.20%, 06/01/16Δ	1,546,000	1,638,041
Healthcare Realty Trust, Inc.
6.50%, 01/17/17	235,000	255,719
Hess Corporation
1.30%, 06/15/17Δ	310,000	307,513
Hewlett-Packard Co.
1.19%, 01/14/19†	520,000	515,328
HSBC Finance Corporation
0.69%, 06/01/16†	400,000	399,526
HSBC USA, Inc.
1.70%, 03/05/18	1,595,000	1,598,665
1.15%, 09/24/18†Δ	800,000	809,934
Huntington National Bank
1.30%, 11/20/16	500,000	500,692
0.68%, 04/24/17†	250,000	249,792
1.38%, 04/24/17	290,000	290,067
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	502,261
3.75%, 04/06/16 144A	190,000	194,827
1.45%, 02/06/17 144A	800,000	801,246
IAC/InterActiveCorp
4.88%, 11/30/18	300,000	310,500
Ingredion, Inc.
3.20%, 11/01/15	200,000	202,484
International Business Machines Corporation
1.13%, 02/06/18Δ	1,400,000	1,397,126
International Lease Finance Corporation
8.63%, 09/15/15	1,000,000	1,030,000
5.75%, 05/15/16	1,000,000	1,040,750
6.75%, 09/01/16 144A	1,365,000	1,453,725
3.88%, 04/15/18Δ	795,000	808,912
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	285,274
IPALCO Enterprises, Inc.
7.25%, 04/01/16 144A	400,000	420,000
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	317,862
Jackson National Life Global Funding
1.25%, 02/21/17 144A	600,000	601,683
JB Hunt Transport Services, Inc.
2.40%, 03/15/19	620,000	632,039
John Deere Capital Corporation
1.13%, 06/12/17Δ	840,000	843,107
1.35%, 01/16/18	400,000	401,755
Johnson Controls, Inc.
1.40%, 11/02/17	130,000	129,694
JPMorgan Chase & Co.
0.71%, 11/18/16†	1,300,000	1,300,455
0.78%, 02/15/17†	3,400,000	3,405,821
1.35%, 02/15/17	1,240,000	1,245,132
1.16%, 01/25/18†	3,110,000	3,150,138
1.70%, 03/01/18	1,500,000	1,506,027
2.35%, 01/28/19Δ	1,501,000	1,525,603
2.25%, 01/23/20	600,000	601,285
Kinder Morgan, Inc.
7.00%, 06/15/17	351,000	387,366
2.00%, 12/01/17	415,000	414,620
3.05%, 12/01/19	550,000	556,048
4.30%, 06/01/25	100,000	102,851
Kinder Morgan Energy Partners LP
5.80%, 03/01/21	100,000	112,848
5.00%, 10/01/21	200,000	214,825
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	2,300,000	2,522,284
Kroger Co.
2.20%, 01/15/17Δ	500,000	508,734
L-3 Communications Corporation
1.50%, 05/28/17	300,000	298,277
Lehman Escrow Bonds
0.00%, 12/28/17+Ω†#	2,600,000	—
0.00%, 12/31/99Ω†#	600,000	87,000
Lennar Corporation
4.50%, 06/15/19	1,000,000	1,032,500
Leucadia National Corporation
8.13%, 09/15/15	2,500,000	2,576,400
Liberty Property LP
6.63%, 10/01/17Δ	375,000	418,328
Life Technologies Corporation
3.50%, 01/15/16	800,000	815,887
Manufacturers & Traders Trust Co.
1.25%, 01/30/17Δ	700,000	701,878
1.40%, 07/25/17	780,000	782,666
Masco Corporation
4.80%, 06/15/15	365,000	367,963
6.13%, 10/03/16	500,000	535,300
McKesson Corporation
1.29%, 03/10/17	300,000	300,447
Medtronic, Inc.
1.50%, 03/15/18 144A	270,000	271,290
2.50%, 03/15/20 144A	1,700,000	1,738,847
Morgan Stanley
5.75%, 10/18/16	5,400,000	5,763,528
4.75%, 03/22/17	1,015,000	1,081,071
1.88%, 01/05/18	510,000	513,832
1.00%, 07/23/19†	940,000	939,783
1.40%, 01/27/20†	1,350,000	1,371,781
Motorola Solutions, Inc.
3.50%, 09/01/21Δ	1,900,000	1,950,375
MUFG Union Bank NA
1.02%, 09/26/16†	600,000	603,350
Mylan, Inc.
1.80%, 06/24/16	180,000	181,502
Nabors Industries, Inc.
2.35%, 09/15/16Δ	1,100,000	1,097,220
National Oilwell Varco, Inc.
1.35%, 12/01/17Δ	660,000	654,643
Naviet Corporation
6.25%, 01/25/16Δ	2,491,000	2,568,844

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
NBCUniversal Enterprise, Inc.
0.94%, 04/15/18 144A†	$355,000	$357,875
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,182,749
NextEra Energy Capital Holdings, Inc.
1.34%, 09/01/15Δ	3,300,000	3,309,540
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144A	910,000	912,067
1.95%, 09/12/17 144A	520,000	528,599
Northwest Airlines 2002-1 Class G-2 Pass Through Trust
6.26%, 05/20/23	122,475	133,265
Occidental Petroleum Corporation
2.50%, 02/01/16Δ	5,000,000	5,075,705
Ohio Power Co.
6.05%, 05/01/18	1,000,000	1,128,563
Omnicom Group, Inc.
5.90%, 04/15/16	285,000	298,398
PACCAR Financial Corporation
0.75%, 05/16/16	270,000	270,768
1.10%, 06/06/17Δ	250,000	250,408
0.86%, 12/06/18†	250,000	251,568
Parker Hannifin Corporation
4.13%, 11/11/15(E)	700,000	769,827
Penske Truck Leasing Co. LP
2.50%, 03/15/16 144A	1,650,000	1,674,283
2.50%, 06/15/19 144A	190,000	190,434
Phillips 66
2.95%, 05/01/17Δ	210,000	217,308
Pioneer Natural Resources Co.
5.88%, 07/15/16	1,960,000	2,069,531
6.65%, 03/15/17	900,000	978,738
6.88%, 05/01/18Δ	400,000	453,632
Piper Jaffray Cos.
4.78%, 11/30/15 144A†@	100,000	100,429
Plains All American Pipeline LP
2.60%, 12/15/19	900,000	905,216
Prologis LP
4.50%, 08/15/17	500,000	535,618
Prudential Covered Trust
3.00%, 09/30/15 144A	560,000	565,617
Prudential Financial, Inc.
1.04%, 08/15/18†Δ	500,000	503,382
Regions Financial Corporation
2.00%, 05/15/18	550,000	549,903
Rockies Express Pipeline LLC
3.90%, 04/15/15 144AΔ	200,000	200,125
Samsung Electronics America, Inc.
1.75%, 04/10/17 144AΔ	1,150,000	1,160,182
Santander Bank NA
2.00%, 01/12/18	600,000	602,957
Southern California Edison Co.
1.85%, 02/01/22	1,500,000	1,509,088
Southwestern Energy Co.
4.05%, 01/23/20	400,000	413,792
Starz LLC
5.00%, 09/15/19	700,000	722,750
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	494,870	518,016
SunTrust Bank
5.20%, 01/17/17Δ	890,000	948,902
Synchrony Financial
1.88%, 08/15/17Δ	750,000	751,023
3.00%, 08/15/19	390,000	398,705
1.48%, 02/03/20†	950,000	955,517
Sysco Corporation
1.45%, 10/02/17Δ	280,000	282,330
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	1,900,000	1,951,180
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 144AΔ	1,400,000	1,436,378
T-Mobile USA, Inc.
5.25%, 09/01/18Δ	600,000	621,750
Toyota Motor Credit Corporation
1.13%, 05/16/17	1,260,000	1,263,961
1.45%, 01/12/18Δ	630,000	634,291
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	308,181	336,318
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	436,887	484,945
United Airlines 2014-2 Class B Pass Through Trust
4.63%, 03/03/24	470,000	472,938
Ventas Realty LP
1.55%, 09/26/16	414,000	416,900
1.25%, 04/17/17	230,000	229,614
Verizon Communications, Inc.
1.80%, 09/15/16†	5,900,000	5,997,220
1.35%, 06/09/17	840,000	841,000
2.02%, 09/14/18†	570,000	595,021
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	730,122
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 144A	1,060,000	1,061,812
1.60%, 11/20/17 144A	470,000	474,417
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	230,000	232,237
2.70%, 11/18/19	170,000	173,856
WEA Finance LLC
1.75%, 09/15/17 144A	220,000	221,267
2.70%, 09/17/19 144A	260,000	263,465
WellPoint, Inc.
2.38%, 02/15/17	1,060,000	1,082,340
Whirlpool Corporation
1.65%, 11/01/17	340,000	342,387
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144A	200,000	200,810
2.00%, 10/20/17 144A	200,000	202,292
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	787,800
Xcel Energy, Inc.
0.75%, 05/09/16	410,000	410,204
Zimmer Holdings, Inc.
2.00%, 04/01/18	820,000	826,918
2.70%, 04/01/20	190,000	192,782

Total Corporate Bonds (Cost $215,707,144)		216,784,515

26	See Notes to Schedules of Investments.

	Par	Value
FOREIGN BONDS — 13.2%
Australia — 1.0%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A	$1,500,000	$1,614,134
Macquarie Bank, Ltd.
2.00%, 08/15/16 144A	1,500,000	1,518,004
5.00%, 02/22/17 144A@	250,000	266,358
0.89%, 10/27/17 144A†	480,000	480,291
1.60%, 10/27/17 144A	860,000	860,138
Macquarie Group, Ltd.
1.25%, 01/31/17 144A†	1,240,000	1,247,219
4.88%, 08/10/17 144AΔ	355,000	380,281
National Australia Bank, Ltd.
1.30%, 06/30/17 144A	390,000	390,656
Perpetual Trustee- Apollo
3.94%, 10/03/40(A)	568,852	436,932
QBE Insurance Group, Ltd.
6.13%, 09/28/15(U)	250,000	379,613
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144AΔ	601,336	633,688

		8,207,314

Bermuda — 0.2%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,815,000	1,960,200

Brazil — 0.2%
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144A	710,000	711,420
Banco Santander Brasil SA
4.63%, 02/13/17 144A	1,000,000	1,035,000

		1,746,420

Canada — 0.6%
Bell Canada
1.56%, 04/22/16(C)†	1,150,000	908,310
Canadian Natural Resources, Ltd.
1.75%, 01/15/18	480,000	477,945
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,290,000	1,309,684
Rogers Communications, Inc.
1.60%, 03/13/17(C)†	550,000	433,955
Shaw Communications, Inc.
1.69%, 02/01/16(C)†	1,000,000	790,407
Thomson Reuters Corporation
0.88%, 05/23/16Δ	600,000	599,937
1.65%, 09/29/17Δ	640,000	641,655
TransAlta Corporation
1.90%, 06/03/17	250,000	248,614

		5,410,507

Cayman Islands — 0.3%
Alibaba Group Holding, Ltd.
1.63%, 11/28/17 144AΔ	400,000	401,314
Baidu, Inc.
2.25%, 11/28/17	440,000	444,635
Hutchison Whampoa International, (12) (II), Ltd.
2.00%, 11/08/17 144A	370,000	373,167
Seagate HDD Cayman
3.75%, 11/15/18	325,000	338,576
Seagate HDD Cayman
3.75%, 11/15/18 144A	660,000	686,752
Trafford Centre Finance, Ltd.
0.76%, 07/28/15(U)†	14,386	21,328

		2,265,772

Chile — 0.5%
Banco Santander Chile
1.86%, 01/19/16 144A†	2,500,000	2,518,750
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	1,260,000	1,262,676
Corpbanca SA
3.88%, 09/22/19 144A	500,000	501,687

		4,283,113

Denmark — 0.1%
AP Moeller - Maersk A/S
2.55%, 09/22/19 144A	670,000	681,718

France — 2.0%
Banque Federative du Credit Mutuel SA
1.11%, 10/28/16 144A†	1,200,000	1,209,194
BNP Paribas SA
0.86%, 12/12/16†	500,000	501,944
BPCE SA
1.63%, 02/10/17	440,000	444,236
Credit Agricole SA
1.05%, 04/15/19 144A†	1,260,000	1,270,350
Dexia Credit Local SA
0.64%, 11/07/16 144A†	2,500,000	2,506,571
0.65%, 01/11/17†	9,800,000	9,839,847
Lafarge SA
6.63%, 11/29/18(E)	600,000	753,048
RCI Banque SA
0.98%, 04/07/15(E)†	900,000	967,653

		17,492,843

Germany — 0.1%
FMS Wertmanagement AoeR
1.13%, 09/05/17Δ	1,100,000	1,107,418

Iceland — 0.2%
Iceland Government International Bond
4.88%, 06/16/16	1,310,000	1,364,918

Ireland — 0.1%
AerCap Ireland Capital, Ltd.
2.75%, 05/15/17 144AΔ	700,000	694,750

Italy — 0.4%
Intesa Sanpaolo SpA
1.63%, 04/11/16†	3,300,000	3,310,263

Japan — 0.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.67%, 03/10/17 144A†	3,000,000	2,998,956
1.20%, 03/10/17 144A	620,000	618,661
1.45%, 09/08/17 144A	750,000	750,025
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	201,544
Mitsubishi UFJ Trust & Banking Corporation
1.60%, 10/16/17 144A	500,000	499,889
Mizuho Bank, Ltd.
1.30%, 04/16/17 144A	490,000	488,279

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.72%, 09/25/17 144AΩ†	$300,000	$299,568
1.70%, 09/25/17 144A@	1,110,000	1,113,168

		6,970,090

Mexico — 0.3%
Kansas City Southern de Mexico SA de CV
0.96%, 10/28/16†	1,000,000	997,812
Petroleos Mexicanos
5.50%, 01/21/21Δ	1,400,000	1,543,500

		2,541,312

Netherlands — 0.7%
ABN AMRO Bank NV
1.06%, 10/28/16 144A†	600,000	604,509
EDP Finance BV
6.00%, 02/02/18 144A	800,000	872,016
GMAC International Finance BV
7.50%, 04/21/15(E)	400,000	431,703
ING Bank NV
1.80%, 03/16/18 144A	645,000	648,994
0.97%, 10/01/19 144A†@	250,000	250,714
Petrobras Global Finance BV
3.88%, 01/27/16Δ	1,900,000	1,868,422
1.88%, 05/20/16†Δ	300,000	284,280
2.63%, 03/17/17†	1,300,000	1,199,120

		6,159,758

New Zealand — 0.4%
ANZ New Zealand International, Ltd.
1.40%, 04/27/17 144A	660,000	661,463
1.75%, 03/29/18 144A	680,000	681,303
BNZ International Funding, Ltd.
1.90%, 02/26/18 144A	2,000,000	2,011,566

		3,354,332

Norway — 0.0%
Eksportfinans ASA
2.38%, 05/25/16	300,000	301,821

Panama — 0.0%
Carnival Corporation
1.20%, 02/05/16	310,000	310,530

Singapore — 0.0%
DBS Group Holdings, Ltd.
0.75%, 07/16/19 144A†	400,000	400,247

South Korea — 2.9%
Export-Import Bank of Korea
1.12%, 09/17/16†	800,000	803,870
5.38%, 10/04/16 144A	1,300,000	1,381,662
Hana Bank
4.00%, 11/03/16	1,500,000	1,562,280
3.50%, 10/25/17	800,000	835,126
Hyundai Capital Services, Inc.
4.38%, 07/27/16Δ	1,657,000	1,726,412
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	3,021,481
Industrial Bank of Korea
2.38%, 07/17/17	2,000,000	2,036,094
Korea Development Bank
3.88%, 05/04/17	4,800,000	5,040,216
Korea Exchange Bank
1.75%, 09/27/15	500,000	501,691
Korea Land & Housing Corporation
1.88%, 08/02/17 144A	2,000,000	2,005,472
Korea Western Power Co., Ltd.
2.88%, 10/10/18Δ	3,000,000	3,079,887
KT Corporation
1.75%, 04/22/17 144A	2,000,000	2,004,536
2.63%, 04/22/19@	800,000	811,956

		24,810,683

Spain — 0.2%
Instituto de Credito Oficial
1.13%, 04/01/16 144A	1,300,000	1,297,776

Sweden — 0.2%
Swedbank AB
1.60%, 03/02/18 144AΔ	900,000	901,301
2.20%, 03/04/20 144A	520,000	522,368

		1,423,669

Switzerland — 0.5%
Credit Suisse
1.38%, 05/26/17	1,480,000	1,483,135
1.75%, 01/29/18	500,000	501,725
3.63%, 09/09/24Δ	500,000	517,402
UBS AG
1.80%, 03/26/18Δ	2,200,000	2,206,900

		4,709,162

United Kingdom — 1.1%
Abbey National Treasury Services PLC
1.65%, 09/29/17	1,150,000	1,157,878
Anglo American Capital PLC
1.20%, 04/15/16 144A†	300,000	299,920
Barclays Bank PLC
0.84%, 02/17/17†	890,000	892,020
Barclays PLC
2.00%, 03/16/18	1,350,000	1,357,440
HSBC Bank PLC
0.90%, 05/15/18 144A†	1,190,000	1,196,388
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18 144A	700,000	722,750
Nationwide Building Society
2.35%, 01/21/20 144A	800,000	806,018
Rofin
1.97%, 08/16/46	401,960	600,324
Standard Chartered PLC
1.50%, 09/08/17 144A	1,320,000	1,319,729
Yorkshire Building Society
2.13%, 03/18/19(E)	900,000	1,015,620

		9,368,087

Virgin Islands (British) — 0.4%
Sinopec Group Overseas Development 2014, Ltd.
1.03%, 04/10/17 144A†	3,000,000	2,997,303
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	367,067

		3,364,370

Total Foreign Bonds (Cost $114,121,351)		113,537,073

28	See Notes to Schedules of Investments.

	Par	Value
FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.6%
Germany — 0.6%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	$4,100,000	$4,859,653

LOAN AGREEMENTS — 0.2%
Activision Blizzard, Inc. Term B Loan
3.25%, 10/11/20	635,375	637,872
FMG Resources August 2006 Proprietary, Ltd. Term B Loan
3.75%, 06/30/19	837,250	754,764
H.J. Heinz Co. Term B2 Loan
3.50%, 06/05/20	137,576	137,747

Total Loan Agreements (Cost $1,625,600)		1,530,383

MORTGAGE-BACKED SECURITIES — 18.4%
Adjustable Rate Mortgage Trust
3.86%, 03/25/37†	1,689,457	1,328,282
Alternative Loan Trust
6.00%, 10/25/32	7,892	7,699
American Home Mortgage Investment Trust
2.07%, 10/25/34†	337,198	337,678
American Home Mortgage Assets Trust
1.05%, 11/25/46†	890,488	480,906
Arran Residential Mortgages Funding PLC
1.71%, 11/19/47 144A†	738,060	742,789
Banc of America Commercial Mortgage Trust
5.62%, 07/10/46†	290,516	305,674
5.58%, 06/10/49†	610,375	655,696
5.82%, 02/10/51†	1,290,000	1,401,607
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.18%, 09/10/47†	1,195,000	1,220,284
Banc of America Mortgage 2003-L Trust
2.62%, 01/25/34†	187,512	183,821
Banc of America Mortgage 2004-I Trust
2.62%, 10/25/34†	301,416	299,185
Banc of America Funding 2006 J Trust
2.87%, 01/20/47†	461,117	384,180
Banc of America Mortgage Trust
6.50%, 10/25/31	56,723	59,476
Bear Stearns Adjustable Rate Mortgage Trust
2.68%, 01/25/34†	255,353	255,040
3.01%, 07/25/34†	371,696	372,197
2.58%, 10/25/34†	73,521	72,571
2.68%, 03/25/35†	563,063	568,612
Bear Stearns Alt-A Trust
0.91%, 11/25/34†	200,750	199,305
Bear Stearns Commercial Mortgage Securities Trust
5.44%, 03/11/39†	1,480,499	1,517,562
5.32%, 02/11/44	1,101,964	1,165,686
5.51%, 01/12/45†	845,000	908,689
5.74%, 06/11/50	85,226	85,365
6.08%, 06/11/50†	1,055,000	1,160,148
BLCP Hotel Trust
1.13%, 08/15/29 144A†	2,000,000	1,992,602
CD 2007-CD4 Commercial Mortgage Trust
5.37%, 12/11/49†	395,000	413,163
CDGJ Commercial Mortgage Trust
1.57%, 12/15/27 144A†	790,000	790,713
Citigroup Commercial Mortgage Trust
0.00%, 09/15/17+ 144AΩ†	1,185,000	1,183,584
COBALT CMBS Commercial Mortgage Trust
5.76%, 05/15/46†	1,040,000	1,122,664
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	1,121,345	1,179,426
COMM 2010-C1 Mortgage Trust
3.16%, 07/10/46 144A	752,979	757,039
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/29 144A	510,000	520,806
COMM 2012-CCRE2 Mortgage Trust
2.64%, 08/15/45 IOΩ†	2,017,146	194,750
COMM 2013-CCRE11 Mortgage Trust
3.14%, 10/10/46 IOΩ†	5,953,551	428,584
COMM 2013-CCRE12 Mortgage Trust
2.90%, 10/10/46	2,055,000	2,135,653
COMM 2013-CCRE7 Mortgage Trust
2.87%, 03/10/46 IOΩ†	5,669,833	446,131
COMM 2013-FL3 Mortgage Trust
1.52%, 10/13/28 144A†	1,062,238	1,064,641
COMM 2013-SFS Mortgage Trust
1.87%, 04/12/35 144A	646,348	640,552
COMM 2014-FL5 Mortgage Trust
2.32%, 10/15/31 144A†	670,000	667,814
COMM 2014-KYO Mortgage Trust
1.08%, 06/11/27 144A†	3,400,000	3,387,189
Countrywide Home Loan Mortgage Pass-Through Trust
0.71%, 02/25/35†	154,272	145,622
Credit Suisse Commercial Mortgage Trust
5.47%, 02/15/39†	655,000	676,998
5.62%, 09/15/40†	354,774	369,855
5.97%, 02/15/41†	451,104	451,740
Crusade Global Trust
0.32%, 11/15/37†	1,288,198	1,280,407
CSMC Trust 2013-IVR2
1.55%, 04/25/43 144A†	1,144,963	1,069,711

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
DBRR 2011-C32 Trust
5.71%, 06/17/49 144A†	$1,805,000	$1,933,572
Del Coronado Trust 2013-DEL
0.97%, 03/15/26 144A†	530,000	529,969
Deutsche Alt-B Securities Mortgage Loan Trust
5.87%, 10/25/36 STEP	417,393	343,994
5.89%, 10/25/36 STEP	417,393	344,308
Eurosail PLC
0.86%, 06/13/45(U)†	615,427	909,947
Fannie Mae Connecticut Avenue Securities
2.17%, 10/25/23†	978,133	990,913
1.77%, 01/25/24†	1,040,631	1,046,466
1.12%, 05/25/24†	1,485,047	1,479,491
1.37%, 07/25/24†	2,214,288	2,215,796
Fannie Mae Grantor Trust
3.31%, 02/25/32	57,888	58,982
FDIC 2010-R1 Trust
2.18%, 05/25/50 144A	632,694	637,357
FDIC Guaranteed Notes Trust
0.90%, 12/04/20 144A†	1,543,764	1,553,606
3.25%, 04/25/38 144A	387,212	399,157
0.72%, 02/25/48 144A†	146,655	146,709
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	109,976	116,634
5.00%, 02/01/19	134,698	142,889
5.00%, 12/01/19	259,427	275,169
5.50%, 05/01/22	828,370	889,778
2.48%, 07/01/27†	11,634	12,391
2.38%, 11/01/31†	51,656	55,209
2.38%, 04/01/32†	8,786	9,314
2.17%, 06/01/33†	802,881	852,803
2.38%, 10/01/34†	198,933	212,856
2.25%, 08/01/35†	720,981	767,759
1.85%, 09/01/35†	434,326	460,079
2.13%, 10/01/35†	617,309	657,123
2.12%, 04/01/36†	542,186	575,732
5.50%, 05/01/38	501,344	562,729
5.50%, 02/01/40	162,775	182,518
Federal Home Loan Mortgage Corporation REMIC
4.00%, 08/15/25 STEP	357,358	387,553
4.50%, 09/15/41	865,026	955,857
4.50%, 11/15/41	912,019	1,004,945
Federal National Mortgage Association
0.56%, 01/25/17	1,086,120	1,086,840
5.00%, 07/01/19	58,546	62,109
5.00%, 05/01/21	497,351	528,475
5.00%, 11/01/21	210,601	223,867
2.78%, 07/25/22+	24,940,000	840,977
2.19%, 12/01/24 CONV†	14,956	15,372
9.00%, 05/01/25	5,846	5,947
9.00%, 07/01/25	13,444	13,676
4.00%, 04/18/26 TBA	1,300,000	1,373,938
3.00%, 04/01/27 TBA	3,920,000	4,109,262
2.50%, 12/01/27	2,570,391	2,644,910
2.34%, 09/01/31†	69,584	74,459
1.45%, 08/01/32†	664,977	695,670
5.50%, 10/01/32	405,346	459,092
2.29%, 12/01/32†	478,513	509,764
2.03%, 04/01/33†	143,029	151,455
1.95%, 06/01/33†	111,342	117,846
2.54%, 06/01/33†	58,641	62,636
2.43%, 10/01/33†	258,431	274,734
2.28%, 12/01/33†	89,520	95,231
2.70%, 03/01/34†	92,572	93,936
1.92%, 09/01/34†	164,693	174,080
1.92%, 09/01/34†	198,971	210,351
1.80%, 10/01/34†	194,468	205,629
1.99%, 10/01/34†	243,291	257,696
2.25%, 02/01/35†	314,773	336,169
2.23%, 09/01/35†	491,550	523,892
2.30%, 12/01/35†	20,991	22,268
5.50%, 05/13/36	6,000,000	6,751,875
5.50%, 04/01/38 TBA	500,000	563,359
3.50%, 04/01/41 TBA	1,940,000	2,058,219
1.32%, 08/01/42†	471,886	482,827
3.64%, 09/01/42†	1,430,052	1,512,686
1.32%, 07/01/44†	304,150	311,428
1.32%, 10/01/44†	225,246	230,558
Federal National Mortgage Association REMIC
4.00%, 11/25/19	67,124	69,478
4.00%, 06/25/26 STEP	598,229	636,899
0.72%, 09/25/41†	3,290,899	3,326,994
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,000,000	3,148,200
FHLMC Structured Pass-Through Securities
1.17%, 05/25/43†	754,546	769,872
1.52%, 07/25/44†	1,114,999	1,137,589
First Horizon Alternative Mortgage Securities Trust
2.22%, 06/25/34†	404,658	396,324
GAHR Commericial Mortgage Trust
1.47%, 12/15/16 144A†	1,990,000	1,989,651
GE Capital Commercial Mortgage Corporation
5.48%, 12/10/49†	1,008,165	1,077,917
Giovecca Mortgages SRL
0.66%, 04/23/48(E)†	445,015	477,814
GMAC Commercial Mortgage Securities, Inc.
5.23%, 11/10/45†	1,363,246	1,386,830
Government National Mortgage Association
1.63%, 06/20/17†	2,806	2,894
2.00%, 06/20/21†	2,921	3,082
1.63%, 03/20/22†	158,128	163,602
1.63%, 01/20/23†	26,586	27,360
1.63%, 05/20/24†	49,015	50,745
1.63%, 07/20/25†	65,572	67,923
1.63%, 08/20/25†	16,545	17,137
1.63%, 11/20/25†	54,893	56,822
1.63%, 12/20/26†	73,332	75,759
1.63%, 07/20/27†	1,780	1,847
1.63%, 10/20/27†	29,961	31,031
8.50%, 10/15/29	24,151	24,996
0.77%, 02/16/30†	90,065	90,894
8.50%, 03/15/30	787	791
8.50%, 04/15/30	5,092	5,236
8.50%, 05/15/30	64,468	68,066
1.63%, 05/20/30†	46,299	48,055
8.50%, 07/15/30	51,478	56,005
8.50%, 08/15/30	12,967	14,122

30	See Notes to Schedules of Investments.

	Par	Value
8.50%, 11/15/30	$8,260	$8,790
8.50%, 12/15/30	28,998	34,114
8.50%, 02/15/31	17,059	18,034
0.48%, 03/20/37†	661,875	663,487
0.48%, 05/20/37†	285,857	286,676
Granite Master Issuer PLC
0.26%, 12/17/54†	492,763	489,510
0.27%, 12/17/54†	125,051	124,236
0.26%, 12/20/54†	1,178,618	1,170,901
0.32%, 12/20/54 144A†	462,623	459,807
Granite Mortgages 03-3 PLC
0.44%, 01/20/44(E)†	89,351	96,142
Granite Mortgages 04-1 PLC
0.89%, 03/20/44(U)†	224,047	331,319
Granite Mortgages 04-2 PLC
0.89%, 06/20/44(U)†	932,177	1,378,498
GreenPoint Mortgage Funding Trust
0.35%, 01/25/37†	688,064	522,302
0.44%, 11/25/45†	191,946	160,309
GS Mortgage Securities Trust
5.80%, 08/10/45†	224,691	243,189
GSR Mortgage Loan Trust
2.58%, 09/25/34†	403,227	389,344
2.67%, 09/25/35†	340,437	341,494
Hilton USA Trust 2013-HLF
1.17%, 11/05/30 144A†	1,202,267	1,203,685
Hilton USA Trust 2013-HLT
4.41%, 11/05/30 144A	825,000	844,826
5.22%, 11/05/30 144A†	975,000	1,001,522
Holmes Master Issuer PLC
1.90%, 10/15/54 144A†	831,770	832,168
2.31%, 10/15/54(U)†	583,742	866,809
Impac CMB Trust
0.97%, 03/25/33†	334,766	326,754
IndyMac INDX Mortgage Loan Trust
0.44%, 06/25/37†	438,860	280,094
0.36%, 09/25/46†	775,151	661,524
JP Morgan Chase Commercial Mortgage Securities Trust
1.57%, 11/15/31 144A†	845,000	844,297
1.43%, 01/15/32 144A†	1,090,000	1,088,967
5.50%, 10/12/37 144A	1,830,000	1,911,067
5.81%, 06/12/43†	2,941,558	3,062,836
5.69%, 02/12/49†	772,398	828,554
5.85%, 02/15/51†	1,236,608	1,343,545
JP Morgan Mortgage Trust
2.54%, 02/25/35†	94,480	94,134
2.50%, 03/25/43 144A†	461,206	462,719
Lanark Master Issuer PLC
1.66%, 12/22/54 144A†	644,488	649,887
LB-UBS Commercial Mortgage Trust
5.42%, 02/15/40	1,174,875	1,249,361
6.11%, 07/15/40†	455,000	492,553
6.26%, 09/15/45†	2,130,000	2,361,194
Luminent Mortgage Trust
0.34%, 12/25/36†	768,614	610,877
MASTR Adjustable Rate Mortgages Trust
2.48%, 12/25/33†	257,969	255,646
Merrill Lynch Mortgage Investors Trust
2.23%, 12/25/34†	456,479	462,104
2.12%, 02/25/36†	543,628	536,594
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.20%, 12/12/49	915,000	969,679
Morgan Stanley Bank of America Merrill Lynch Trust
2.45%, 08/15/45 IO 144AΩ†	9,481,760	751,728
2.98%, 11/15/46 IOΩ†	4,935,080	359,706
Morgan Stanley Capital I Trust
5.48%, 02/12/44†	1,655,000	1,767,088
5.41%, 03/15/44	1,090,000	1,161,307
National RMBS Trust
3.37%, 06/20/44(A)†	442,394	341,773
NCUA Guaranteed Notes Trust
1.84%, 10/07/20	43,342	43,558
0.74%, 12/08/20†	2,855,572	2,882,044
0.71%, 03/09/21	1,644,934	1,647,235
Progress 2007-1G Trust
0.40%, 08/19/38 144A†	206,548	203,450
RALI Series 2003-QS1 Trust
0.57%, 01/25/33†	29,066	28,784
RBSSP Resecuritization Trust
4.00%, 12/26/36 144A	226,651	226,532
RCMC LLC
5.62%, 11/15/44 144A	266,757	273,577
RFMSI Series 2003-S9 Trust
6.50%, 03/25/32	15,351	15,912
Selkirk No. 1, Ltd.
1.33%, 02/20/41 144A	2,089,685	2,079,356
Sequoia Mortgage Trust
2.87%, 01/25/42†	532,608	534,348
3.50%, 04/25/42†	457,754	464,122
1.45%, 02/25/43†	661,598	638,554
1.55%, 04/25/43†	749,855	724,432
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	251,887	252,666
1.27%, 06/25/58 144A†	761,229	758,933
1.57%, 12/25/59 144A†	333,955	334,786
1.78%, 12/25/65 144A†	426,488	425,751
STRIPs 2012-1, Ltd.
1.50%, 12/25/44 144A	269,065	269,065
Structured Adjustable Rate Mortgage Loan Trust
2.47%, 08/25/34†	653,744	634,623
0.47%, 09/25/34†	136,836	121,352
Structured Agency Credit Risk Debt Notes
1.62%, 11/25/23†	714,458	713,556
Structured Asset Mortgage Investments II Trust
2.16%, 10/19/34†	156,342	129,039
0.43%, 07/19/35†	128,448	110,540
0.45%, 02/25/36†	637,215	511,029
Talisman-6 Finance PLC
0.25%, 10/22/16(E)†	468,107	497,667
TBW Mortgage Backed Trust
6.01%, 07/25/37 STEP	403,278	297,870
TORRENS Series 2013-1 Trust
3.22%, 04/12/44(A)†	1,952,546	1,488,568
UBS-Barclays Commercial Mortgage Trust
2.44%, 05/10/63 IO 144AΩ†	6,372,668	479,973

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	$1,095,735	$1,114,046
5.71%, 06/15/49†	1,087,720	1,167,856
Washington Mutual Mortgage Pass-Through Certificates
2.38%, 08/25/33†	455,975	468,338
2.15%, 02/25/37†	530,758	441,820
2.36%, 05/25/37†	551,542	450,975
2.10%, 07/25/37†	1,523,075	1,290,546
1.53%, 06/25/42†	19,737	19,024
0.48%, 01/25/45†	675,331	625,819
1.11%, 06/25/46†	1,166,689	1,084,994
0.87%, 01/25/47†	637,335	516,757
0.97%, 05/25/47 IO†	356,614	28,610
Wells Fargo Commercial Mortgage Trust
2.91%, 01/15/27 144A†	790,000	783,647
Wells Fargo Mortgage-Backed Securities 2004-EE Trust
2.61%, 12/25/34†	433,758	436,107
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.60%, 08/25/33†	81,214	82,742
WFRBS Commercial Mortgage Trust
2.36%, 08/15/45 IO 144AΩ†	3,594,222	358,245
2.53%, 11/15/45 IO 144AΩ†	6,098,490	661,387

Total Mortgage-Backed Securities (Cost $161,991,916)		158,308,254

MUNICIPAL BONDS — 1.4%
California Earthquake Authority, Revenue Bond
1.82%, 07/01/17	480,000	482,981
2.81%, 07/01/19	1,300,000	1,325,142
Energy Northwest, Revenue Bond
1.79%, 07/01/18	400,000	407,032
Florida Hurricane Catastrophe Fund Finance Corporation, Series A, Revenue Bond
1.30%, 07/01/16	720,000	725,349
North Texas Higher Education Authority, Inc. Taxable Student Loan, Revenue Bond, Series 1
1.36%, 04/01/40†	294,891	296,731
State of Texas, General Obligation, Series C-2
0.57%, 06/01/19†	3,300,000	3,313,530
University of California, Revenue Bond
0.67%, 07/01/41†	1,000,000	1,000,170
University of California, Revenue Bond, Series Y-1
0.67%, 07/01/41†	1,100,000	1,100,176
University of Massachusetts Building Authority, Revenue Bond, Series 4
1.31%, 11/01/17	3,000,000	3,018,270

Total Municipal Bonds (Cost $11,596,241)		11,669,381

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Put Options — 0.0%
90-Day Euro, Strike Price $97.88, Expires 06/13/16 (JPM)	215	20,156
90-Day Euro, Strike Price $98.63, Expires 06/13/16 (JPM)	215	79,281

		99,437

	Notional Amount
Put Swaptions — 0.1%
3-Month LIBOR, Strike Price 3.21%, Expires 01/20/18 (GSC)	$44,600,000	454,403

Total Purchased Options (Cost $836,585)		553,840

	Par
U.S. TREASURY OBLIGATIONS — 25.6%
U.S. Treasury Bill
0.02%, 05/21/15	$650,000	649,996

U.S. Treasury Inflationary Index Bond
0.13%, 04/15/19	24,000,000	24,414,177

U.S. Treasury Notes
0.38%, 06/30/15	140,000	140,098
0.38%, 01/31/16	98,000	98,130
0.25%, 02/29/16Δ	18,000,000	18,000,000
0.38%, 03/15/16Δ	15,000,000	15,016,410
0.25%, 04/15/16Δ	22,745,000	22,732,559
0.25%, 05/15/16Δ	4,860,000	4,856,204
0.38%, 05/31/16	28,000,000	28,010,948
0.50%, 08/31/16	7,890,000	7,900,478
0.38%, 10/31/16Δ	8,030,000	8,020,589
0.50%, 01/31/17Δ	9,565,000	9,566,492
0.63%, 02/15/17Δ	3,180,000	3,185,466
0.50%, 02/28/17Δ	12,800,000	12,792,998
0.88%, 04/30/17	20,000,000	20,115,620
0.88%, 07/15/17	10,005,000	10,055,805
1.00%, 02/15/18Δ	6,105,000	6,129,799
0.75%, 02/28/18	10,640,000	10,605,920
1.00%, 03/15/18	14,895,000	14,949,695
2.00%, 08/31/21	2,000,000	2,042,500

		194,219,711

Total U.S. Treasury Obligations (Cost $218,580,145)		219,283,884

32	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 13.3%
GuideStone Money Market Fund (Investor Class)¥	27,889,078	$27,889,078
Northern Institutional Liquid Assets Portfolio§	86,533,730	86,533,730

Total Money Market Funds (Cost $114,422,808)		114,422,808

TOTAL INVESTMENTS — 111.3% (Cost $957,875,436)		954,723,148

	Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options — (0.1)%
90-Day Euro, Strike Price
$98.75, Expires
06/13/16 (MSCS)	(208)	(210,600)
90-Day Euro, Strike Price
$99.00, Expires
09/19/16 (MSCS)	(123)	(70,725)
90-Day Euro, Strike Price
$99.25, Expires
03/14/16 (MSCS)	(143)	(57,200)
90-Day Euro, Strike Price
$99.25, Expires
06/13/16 (CITIG)	(309)	(113,944)

		(452,469)

Put Options — (0.1)%
90-Day Euro, Strike Price
$98.25, Expires
06/13/16 (JPM)	(430)	(77,938)
90-Day Euro, Strike Price
$98.75, Expires
06/13/16 (MSCS)	(208)	(96,200)
90-Day Euro, Strike Price
$99.00, Expires
09/16/16 (MSCS)	(123)	(139,144)
90-Day Euro, Strike Price
$99.25, Expires
03/14/16 (MSCS)	(143)	(89,375)
90-Day Euro, Strike Price
$99.25, Expires
06/13/16 (CITIG)	(309)	(328,312)

		(730,969)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
2.80%, Expires
01/20/18 (GSC)	$(44,600,000)	(325,459)
3-Month LIBOR, Strike Price
1.25%, Expires
05/26/15 (BAR)	(77,100,000)	(22,660)

		(348,119)

Total Written Options (Premiums received $(1,990,539))		(1,531,557)

	Par
TBA SALE COMMITMENT — (0.4)%
Federal Home Loan Mortgage Corporation
5.50%, 01/01/39 TBA (Proceeds $(3,350,156))	(3,000,000)	(3,366,094)

Liabilities in Excess of Other Assets — (10.7)%		(92,144,204)

NET ASSETS — 100.0%		$857,681,293

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2015:

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
10/12/52	CMBX.NA.AAA.1 Index	0.00%	1.00%	USD	4,760,272	$(3,490)	GSC	$12,586
10/12/52	CMBX.NA.AAA.1 Index	0.00%	1.00%	USD	307,114	(225)	CS	750

						$(3,715)		$13,336

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
06/17/17	U.S. Federal Funds Rate	0.99%	USD	191,800,000	$(955,797)	CITI	$(560,893)

Total Swap agreements outstanding at March 31, 2015					$(959,512)		$(547,557)

34	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$6,171,370	$—	$6,171,370	$—
Asset-Backed Securities	107,601,987	—	77,297,940	30,304,047
Corporate Bonds	216,784,515	—	213,456,247	3,328,268
Foreign Bonds:
Australia	8,207,314	—	7,136,694	1,070,620
Bermuda	1,960,200	—	1,960,200	—
Brazil	1,746,420	—	1,746,420	—
Canada	5,410,507	—	5,410,507	—
Cayman Islands	2,265,772	—	2,265,772	—
Chile	4,283,113	—	4,283,113	—
Denmark	681,718	—	681,718	—
France	17,492,843	—	17,492,843	—
Germany	1,107,418	—	1,107,418	—
Iceland	1,364,918	—	1,364,918	—
Ireland	694,750	—	694,750	—
Italy	3,310,263	—	3,310,263	—
Japan	6,970,090	—	6,970,090	—
Mexico	2,541,312	—	2,541,312	—
Netherlands	6,159,758	—	6,159,758	—
New Zealand	3,354,332	—	3,354,332	—
Norway	301,821	—	301,821	—
Panama	310,530	—	310,530	—
Singapore	400,247	—	400,247	—
South Korea	24,810,683	—	24,810,683	—
Spain	1,297,776	—	1,297,776	—
Sweden	1,423,669	—	1,423,669	—
Switzerland	4,709,162	—	4,709,162	—
United Kingdom	9,368,087	—	9,368,087	—
Virgin Islands (British)	3,364,370	—	3,364,370	—
Foreign Government Inflation-Linked Bond	4,859,653	—	4,859,653	—
Loan Agreements	1,530,383	—	1,530,383	—
Money Market Funds	114,422,808	114,422,808	—	—
Mortgage-Backed Securities	158,308,254	—	143,871,099	14,437,155
Municipal Bonds	11,669,381	—	11,669,381	—
Purchased Options	553,840	99,437	454,403	—
U.S. Treasury Obligations	219,283,884	—	219,283,884	—

Total Assets — Investments in Securities	$954,723,148	$114,522,245	$791,060,813	$49,140,090

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,239,017	$—	$1,239,017	$—
Futures Contracts	848,601	848,601	—	—

Total Assets — Other Financial Instruments	$2,087,618	$848,601	$1,239,017	$—

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitment	$(3,366,094)	$—	$(3,366,094)	$—
Written Options	(1,531,557)	(1,183,438)	(348,119)	—

Total Liabilities — Investments in Securities	$(4,897,651)	$(1,183,438)	$(3,714,213)	$—

Other Financial Instruments***
Swap Agreements	$(959,512)	$—	$(959,512)	$—

Total Liabilities — Other Financial Instruments	$(959,512)	$—	$(959,512)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no securities transferred between Level 1 and Level 2 during the period ended March 31, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities
Balance, 12/31/14	$43,863,320	$25,455,737	$3,451,214	$1,157,486	$13,798,883
Accrued discounts/premiums	(3,329)	5,868	(7,420)	(9)	(1,768)
Realized gain (loss)	(54,847)	6,084	(5,023)	(13,606)	(42,302)
Change in unrealized appreciation (depreciation)	34,426	141,139	9,609	(6,113)	(110,209)
Purchases	7,932,437	5,907,958	—	—	2,024,479
Sales	(1,392,981)	(915,000)	—	(41,965)	(436,016)
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Maturities	—	—	—	—	—
Paydowns	(1,238,936)	(297,739)	(120,112)	(25,173)	(795,912)

Balance, 03/31/15	$49,140,090	$30,304,047	$3,328,268	$1,070,620	$14,437,155

36	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$442,675
Federal Home Loan Bank
0.88%, 05/24/17Δ	20,000	20,097
3.00%, 09/10/21Δ	800,000	855,526
3.38%, 12/08/23	200,000	217,534
Federal Home Loan Mortgage Corporation
2.38%, 01/13/22Δ	1,300,000	1,345,169
Federal National Mortgage Association
1.86%, 10/09/19Ω†	3,350,000	3,081,809
2.63%, 09/06/24	1,000,000	1,036,090
6.25%, 05/15/29	500,000	717,949
6.63%, 11/15/30	1,170,000	1,763,853
Tennessee Valley Authority
3.88%, 02/15/21Δ	1,000,000	1,118,105
5.25%, 09/15/39Δ	230,000	302,305
4.63%, 09/15/60	200,000	235,502

Total Agency Obligations (Cost $10,448,309)		11,136,614

ASSET-BACKED SECURITIES — 2.7%
Access Group, Inc.
1.56%, 10/27/25†	839,056	845,958
Asset-Backed Securities Corporation Home Equity Loan Trust
0.72%, 09/25/34†	43,479	43,484
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/19 144A	160,000	159,983
2.97%, 02/20/20 144A	160,000	165,257
2.46%, 07/20/20 144A	150,000	151,849
2.50%, 02/20/21 144A	550,000	556,025
Bayview Financial Mortgage Pass-Through Trust
0.85%, 02/28/44†	99,337	98,806
Bear Stearns Asset-Backed Securities Trust
6.00%, 10/25/36	1,611,345	1,348,913
6.50%, 10/25/36	2,512,145	2,072,314
Comp 2012-3 A
3.25%, 09/27/24	1,242,748	1,338,064
CWHEQ Revolving Home Equity Loan Trust
0.41%, 12/15/35†	275,099	251,339
0.31%, 07/15/36†	513,298	434,598
Edsouth Indenture No. 7 LLC
0.77%, 02/25/36 144A†	1,566,656	1,544,025
Education Funding Capital Trust
2.30%, 06/15/43Ω†	700,000	667,557
EMC Mortgage Loan Trust
0.72%, 11/25/41 144A†	26,489	26,350
Financial Asset Securities Corporation AAA Trust
0.59%, 02/27/35 144A†	936,146	781,523
GMACM Home Equity Loan Trust
7.00%, 09/25/37†	201,532	207,051
GSAMP Trust
1.02%, 02/25/47†	1,200,355	1,130,797
Hertz Vehicle Financing LLC
1.83%, 08/25/19 144A	210,000	209,262
JGWPT XXXIII LLC
3.50%, 06/15/77 144A	447,400	468,239
Mississippi Higher Education Assistance Corporation
0.85%, 10/25/35†	905,786	905,937
Panhandle-Plains Higher Education Authority, Inc.
1.40%, 10/01/35†	497,196	505,509
Park Place Securities, Inc.
0.73%, 01/25/36†	100,000	93,618
Provident Home Equity Loan Trust
0.71%, 08/25/31†	82,178	45,769
RAMP Series 2004-RZ1 Trust
0.65%, 03/25/34†	279,514	277,279
RAMP Series 2005-EFC6 Trust
0.60%, 11/25/35†	1,900,000	1,660,528
RAMP Series 2006-NC1 Trust
0.36%, 01/25/36†	622,413	619,029
Salomon Brothers Mortgage Securities VII, Inc.
0.65%, 03/25/28†	9,154	9,060
Saxon Asset Securities Trust
0.97%, 03/25/35†	909,823	823,198
SLM Private Education Loan Trust
3.42%, 05/16/44 144A†	839,540	888,980
SLM Student Loan EDC Repackaging Trust
3.50%, 10/28/29+ 144A	383,838	381,786
SLM Student Loan Trust
1.76%, 04/25/23†	3,632,952	3,725,163
1.02%, 12/15/25 144A†	400,000	399,002
1.01%, 10/25/28†	400,000	362,204
Small Business Administration Participation Certificates
3.37%, 10/01/33	342,733	361,286
2.46%, 02/01/35	80,000	79,760
2.72%, 03/01/35	260,000	263,722
SpringCastle America Funding LLC
2.70%, 05/25/23 144A	413,663	415,261
Structured Asset Investment Loan Trust
1.01%, 08/25/34†	339,695	333,609
United States Small Business Administration
2.52%, 03/10/25	370,000	371,434

Total Asset-Backed Securities (Cost $25,608,502)		25,023,528

CORPORATE BONDS — 17.7%
21st Century Fox America, Inc.
3.70%, 09/15/24Δ	725,000	768,254
ABB Finance USA, Inc.
4.38%, 05/08/42Δ	40,000	45,085
AbbVie, Inc.
1.75%, 11/06/17	340,000	341,421
2.90%, 11/06/22	40,000	39,745
AES Corporation
4.88%, 05/15/23	80,000	78,400
Amazon.com, Inc.
3.30%, 12/05/21	525,000	546,815
4.95%, 12/05/44	410,000	449,088

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Campus Communities Operating Partnership LP
3.75%, 04/15/23Δ	$525,000	$533,013
American Express Co.
6.80%, 09/01/66†	1,215,000	1,279,030
American Honda Finance Corporation
1.00%, 08/11/15 144A	480,000	481,139
American International Group, Inc.
2.30%, 07/16/19Δ	200,000	203,172
4.50%, 07/16/44Δ	100,000	107,790
6.25%, 03/15/87	380,000	434,970
American Tower Corporation REIT
3.40%, 02/15/19	200,000	206,723
Amgen, Inc.
3.63%, 05/22/24Δ	150,000	158,047
Anadarko Petroleum Corporation
6.38%, 09/15/17	10,000	11,133
8.70%, 03/15/19Δ	25,000	30,588
3.45%, 07/15/24Δ	270,000	270,951
6.45%, 09/15/36	250,000	311,106
Antero Resources Corporation
5.38%, 11/01/21	100,000	97,375
5.63%, 06/01/23 144AΔ	425,000	421,281
Apache Corporation
3.25%, 04/15/22	125,000	127,219
4.75%, 04/15/43	50,000	52,462
4.25%, 01/15/44Δ	300,000	295,894
ARC Properties Operating Partnership LP
3.00%, 02/06/19Δ	500,000	487,120
Arch Coal, Inc.
7.25%, 06/15/21	500,000	118,750
Argos Merger Sub, Inc.
7.13%, 03/15/23 144AΔ	200,000	207,750
Arizona Public Service Co.
8.75%, 03/01/19	125,000	157,614
AT&T, Inc.
2.95%, 05/15/16Δ	425,000	434,423
4.45%, 05/15/21Δ	80,000	87,754
3.00%, 02/15/22Δ	170,000	170,844
3.90%, 03/11/24Δ	180,000	188,729
5.55%, 08/15/41	160,000	180,596
4.35%, 06/15/45Δ	100,000	96,041
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	30,000	28,950
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	846,669
Bank of America Corporation
6.05%, 05/16/16Δ	275,000	288,754
3.88%, 03/22/17Δ	130,000	136,114
5.70%, 05/02/17	1,100,000	1,185,722
5.75%, 12/01/17	1,890,000	2,080,954
5.65%, 05/01/18Δ	700,000	777,040
2.60%, 01/15/19	320,000	325,869
5.63%, 07/01/20	50,000	57,710
5.88%, 01/05/21	150,000	175,540
5.00%, 05/13/21	320,000	361,690
3.30%, 01/11/23	120,000	121,689
4.13%, 01/22/24Δ	450,000	482,412
4.00%, 04/01/24	4,845,000	5,159,557
4.20%, 08/26/24	390,000	403,950
5.00%, 01/21/44	660,000	760,624
4.88%, 04/01/44	370,000	418,142
6.25%, 09/29/49†Δ	300,000	307,125
6.50%, 10/29/49†	150,000	159,000
Barclays PLC
4.38%, 09/11/24Δ	350,000	354,551
Barrick North America Finance LLC
4.40%, 05/30/21	570,000	586,156
Bear Stearns Cos. LLC
6.40%, 10/02/17Δ	1,200,000	1,339,552
Becton Dickinson and Co.
2.68%, 12/15/19	400,000	409,016
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	70,000	95,081
Boeing Capital Corporation
4.70%, 10/27/19	230,000	259,175
Boeing Co.
4.88%, 02/15/20Δ	50,000	57,531
6.63%, 02/15/38	210,000	303,636
Calpine Corporation
7.88%, 01/15/23 144AΔ	542,000	601,728
Catholic Health Initiatives
4.35%, 11/01/42	40,000	40,229
CBRE Services, Inc.
5.25%, 03/15/25Δ	400,000	431,000
CCO Holdings LLC
7.00%, 01/15/19Δ	200,000	208,500
Chesapeake Energy Corporation
3.50%, 04/15/19†Δ	850,000	820,250
6.13%, 02/15/21Δ	220,000	223,850
5.75%, 03/15/23Δ	470,000	460,600
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	100,000	106,500
Chubb Corporation
6.38%, 03/29/67†Δ	375,000	399,375
Cigna Corporation
2.75%, 11/15/16	225,000	231,959
Cimarex Energy Co.
4.38%, 06/01/24Δ	75,000	74,812
CIT Group, Inc.
4.25%, 08/15/17	1,100,000	1,116,500
Citigroup, Inc.
5.50%, 02/15/17	1,160,000	1,244,523
6.13%, 11/21/17	1,205,000	1,339,682
3.38%, 03/01/23Δ	175,000	179,655
3.50%, 05/15/23Δ	220,000	219,621
3.88%, 10/25/23	1,100,000	1,163,244
5.50%, 09/13/25	290,000	329,349
6.63%, 06/15/32	50,000	62,528
6.68%, 09/13/43	10,000	13,384
5.35%, 04/29/49†Δ	180,000	175,050
5.95%, 07/29/49†Δ	170,000	172,338
5.80%, 11/29/49†Δ	1,700,000	1,708,500
5.88%, 12/29/49†Δ	175,000	177,188
6.30%, 12/29/49†	50,000	51,188
Clean Harbors, Inc.
5.25%, 08/01/20Δ	195,000	200,362
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,411,534
6.95%, 08/15/37Δ	70,000	99,755
6.55%, 07/01/39	30,000	41,144
6.40%, 03/01/40	120,000	164,125

38	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Compass Bank
2.75%, 09/29/19	$375,000	$380,498
5.50%, 04/01/20	300,000	330,332
Concho Resources, Inc.
5.50%, 10/01/22Δ	170,000	172,125
5.50%, 04/01/23	70,000	70,868
ConocoPhillips Co.
3.35%, 11/15/24Δ	330,000	340,475
4.15%, 11/15/34Δ	175,000	186,376
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	301,358
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	81,155	84,604
Continental Resources, Inc.
5.00%, 09/15/22	10,000	9,875
Cox Communications, Inc.
6.95%, 06/01/38 144A	10,000	12,822
Crown Castle International Corporation REIT
5.25%, 01/15/23Δ	525,000	553,875
CVS Health Corporation
4.13%, 05/15/21	250,000	275,104
2.75%, 12/01/22Δ	500,000	503,200
4.00%, 12/05/23	400,000	434,377
CVS Pass-Through Trust
6.94%, 01/10/30	730,720	910,037
Daimler Finance North America LLC
1.30%, 07/31/15 144A	640,000	641,753
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24Δ	230,000	235,031
DDR Corporation REIT
4.63%, 07/15/22	400,000	431,056
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	302,562	355,147
Devon Energy Corporation
3.25%, 05/15/22Δ	115,000	116,349
5.60%, 07/15/41	340,000	397,362
4.75%, 05/15/42Δ	205,000	220,094
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	81,993
DIRECTV Holdings LLC
3.80%, 03/15/22	550,000	570,936
4.45%, 04/01/24	150,000	160,497
3.95%, 01/15/25	575,000	593,609
Discover Financial Services
3.75%, 03/04/25	450,000	454,216
DISH DBS Corporation
5.88%, 07/15/22Δ	360,000	366,750
5.88%, 11/15/24	170,000	170,638
Dynegy Finance I, Inc.
6.75%, 11/01/19 144AΔ	1,100,000	1,139,875
Eagle Spinco, Inc.
4.63%, 02/15/21	210,000	208,425
Eastman Chemical Co.
3.80%, 03/15/25	425,000	442,358
Eaton Corporation
1.50%, 11/02/17	120,000	120,532
2.75%, 11/02/22	710,000	712,689
4.15%, 11/02/42Δ	200,000	206,905
Ecolab, Inc.
3.00%, 12/08/16Δ	275,000	283,659
4.35%, 12/08/21	100,000	110,352
5.50%, 12/08/41	175,000	214,069
Education Realty Operating Partnership LP
4.60%, 12/01/24	625,000	650,944
EMD Finance LLC
2.95%, 03/19/22 144A	750,000	759,957
Energy Transfer Partners LP
5.20%, 02/01/22Δ	85,000	92,741
3.60%, 02/01/23Δ	75,000	74,420
Enterprise Products Operating LLC
3.35%, 03/15/23Δ	60,000	60,756
3.75%, 02/15/25	60,000	62,061
5.70%, 02/15/42Δ	60,000	72,073
8.38%, 08/01/66†	475,000	500,688
7.03%, 01/15/68†	475,000	513,859
ERP Operating LP REIT
4.63%, 12/15/21Δ	250,000	279,648
4.50%, 07/01/44Δ	350,000	378,247
Exelon Corporation
5.63%, 06/15/35	415,000	497,266
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	256,202
Family Tree Escrow LLC
5.25%, 03/01/20 144AΔ	150,000	157,875
5.75%, 03/01/23 144A	60,000	63,450
FCA US LLC
8.00%, 06/15/19Δ	300,000	316,125
First Data Corporation
6.75%, 11/01/20 144A	490,000	523,075
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	277,469
FirstEnergy Corporation
2.75%, 03/15/18Δ	120,000	122,978
4.25%, 03/15/23	490,000	513,747
7.38%, 11/15/31Δ	770,000	980,384
Florida Power & Light Co.
3.80%, 12/15/42	525,000	549,580
Ford Motor Co.
4.75%, 01/15/43Δ	100,000	109,774
Ford Motor Credit Co., LLC
8.00%, 12/15/16	1,300,000	1,441,306
5.00%, 05/15/18Δ	225,000	245,533
5.88%, 08/02/21	575,000	677,803
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20	46,000	48,932
6.88%, 02/15/23	62,000	65,952
Freeport-McMoRan, Inc.
3.10%, 03/15/20Δ	190,000	185,338
3.55%, 03/01/22	20,000	18,529
5.40%, 11/14/34	500,000	458,473
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	250,000	274,375
GE Capital Trust
6.38%, 11/15/67†	321,000	348,285
General Electric Capital Corporation
1.63%, 07/02/15	810,000	812,506

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.50%, 04/06/18(M)	$1,000,000	$72,560
6.00%, 08/07/19	1,050,000	1,227,782
4.38%, 09/16/20	690,000	766,909
4.65%, 10/17/21	140,000	158,675
3.15%, 09/07/22Δ	800,000	828,727
5.88%, 01/14/38	150,000	194,340
General Electric Co.
0.85%, 10/09/15	210,000	210,688
4.50%, 03/11/44	100,000	112,725
General Motors Co.
6.25%, 10/02/43	50,000	61,478
General Motors Financial Co., Inc.
2.75%, 05/15/16	90,000	91,173
3.25%, 05/15/18Δ	320,000	326,800
3.50%, 07/10/19	325,000	333,995
4.25%, 05/15/23Δ	80,000	83,077
Gilead Sciences, Inc.
3.70%, 04/01/24	340,000	363,461
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	430,144
Glencore Funding LLC
2.50%, 01/15/19 144AΔ	400,000	400,552
Goldman Sachs Capital II
4.00%, 12/29/49†	60,000	46,800
Goldman Sachs Group, Inc.
5.95%, 01/18/18	1,000,000	1,114,196
1.36%, 11/15/18†	3,800,000	3,844,882
6.00%, 06/15/20	540,000	630,984
5.25%, 07/27/21	560,000	637,361
4.00%, 03/03/24	900,000	952,239
3.85%, 07/08/24	150,000	157,165
6.75%, 10/01/37Δ	40,000	52,624
6.25%, 02/01/41	550,000	719,495
HCA Holdings, Inc.
7.75%, 05/15/21	75,000	79,992
HCA, Inc.
6.50%, 02/15/16Δ	686,000	712,651
7.69%, 06/15/25	250,000	283,750
HCP, Inc. REIT
6.00%, 01/30/17Δ	300,000	324,130
2.63%, 02/01/20	300,000	301,081
HD Supply, Inc.
5.25%, 12/15/21 144A	200,000	206,500
Hess Corporation
8.13%, 02/15/19	110,000	132,183
Hewlett-Packard Co.
3.00%, 09/15/16	300,000	308,024
2.60%, 09/15/17	300,000	307,779
2.75%, 01/14/19Δ	375,000	384,795
HJ Heinz Co.
4.25%, 10/15/20Δ	20,000	20,545
4.88%, 02/15/25 144A	40,000	43,450
Humana, Inc.
7.20%, 06/15/18Δ	480,000	557,774
3.15%, 12/01/22Δ	70,000	70,557
4.63%, 12/01/42	60,000	62,725
Hyundai Capital America
2.13%, 10/02/17 144AΔ	130,000	131,363
ILFC E-Capital Trust
6.25%, 12/21/65 144A†	280,000	267,400
International Lease Finance Corporation
6.75%, 09/01/16 144A	990,000	1,054,350
7.13%, 09/01/18 144A	1,975,000	2,221,875
8.63%, 01/15/22	250,000	317,813
John Deere Capital Corporation
2.25%, 04/17/19Δ	160,000	163,535
1.70%, 01/15/20Δ	80,000	79,392
JPMorgan Chase & Co.
5.15%, 10/01/15	960,000	980,010
0.81%, 04/25/18†	2,200,000	2,199,617
2.25%, 01/23/20	1,700,000	1,704,779
4.40%, 07/22/20	980,000	1,077,040
4.35%, 08/15/21	70,000	77,105
4.50%, 01/24/22	700,000	774,881
3.38%, 05/01/23Δ	190,000	191,480
3.63%, 05/13/24	390,000	405,990
3.88%, 09/10/24	1,310,000	1,345,504
Kerr-McGee Corporation
6.95%, 07/01/24Δ	290,000	363,554
7.88%, 09/15/31	280,000	382,454
Kimberly-Clark Corporation
3.70%, 06/01/43	500,000	512,064
Kinder Morgan, Inc.
7.00%, 06/15/17Δ	710,000	783,560
5.05%, 02/15/46	225,000	225,576
Kraft Foods Group, Inc.
5.38%, 02/10/20	223,000	253,826
3.50%, 06/06/22	320,000	331,616
Kroger Co.
6.15%, 01/15/20Δ	360,000	421,847
Laredo Petroleum, Inc.
6.25%, 03/15/23Δ	100,000	100,000
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	150,000	—
0.00%, 12/28/17+Ω†#	3,340,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
0.00%, 12/31/99Ω†#	2,500,000	362,500
Level 3 Financing, Inc.
9.38%, 04/01/19	50,000	52,344
Liberty Property LP REIT
4.75%, 10/01/20	575,000	629,566
Lloyds Banking Group PLC
4.50%, 11/04/24	240,000	249,769
M&T Bank Corporation
6.88%, 12/29/49	750,000	776,250
Macquarie Bank, Ltd.
6.63%, 04/07/21 144A	375,000	442,628
MarkWest Energy Partners LP
6.25%, 06/15/22Δ	170,000	178,500
4.88%, 12/01/24Δ	320,000	328,768
MDC Holdings, Inc.
5.63%, 02/01/20Δ	325,000	347,750
5.50%, 01/15/24Δ	250,000	245,000
6.00%, 01/15/43	225,000	191,812
Medtronic, Inc.
2.50%, 03/15/20 144AΔ	125,000	127,856
4.45%, 03/15/20Δ	300,000	334,167
3.15%, 03/15/22 144A	300,000	311,800
3.50%, 03/15/25 144AΔ	2,230,000	2,334,161
MetLife Capital Trust
7.88%, 12/15/67 144A	300,000	399,000
MetLife, Inc.
4.75%, 02/08/21	270,000	305,627
6.40%, 12/15/66	50,000	59,500
Mondelez International, Inc.
4.00%, 02/01/24	450,000	488,236

40	See Notes to Schedules of Investments.

	Par	Value
Morgan Stanley
0.71%, 10/18/16†	$340,000	$339,716
4.75%, 03/22/17	60,000	63,906
6.63%, 04/01/18Δ	700,000	796,694
3.88%, 04/29/24	275,000	289,739
3.70%, 10/23/24	1,475,000	1,540,902
4.30%, 01/27/45	200,000	208,127
5.55%, 12/29/49†	425,000	430,312
Navient Corporation
8.45%, 06/15/18Δ	300,000	333,750
NBCUniversal Media LLC
2.88%, 01/15/23	750,000	763,133
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	318,642
Nielsen Finance LLC
4.50%, 10/01/20	300,000	306,750
Noble Energy, Inc.
4.15%, 12/15/21Δ	620,000	657,631
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	664,554
Occidental Petroleum Corporation
3.13%, 02/15/22Δ	100,000	103,143
2.70%, 02/15/23Δ	20,000	19,895
Oracle Corporation
1.20%, 10/15/17Δ	470,000	471,704
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	158,869
6.05%, 03/01/34	250,000	327,622
5.80%, 03/01/37	210,000	267,550
Penn Virginia Resource Partners LP
8.38%, 06/01/20	300,000	328,500
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144AΔ	575,000	585,268
PepsiCo, Inc.
0.70%, 08/13/15Δ	520,000	520,966
7.90%, 11/01/18	140,000	169,834
PNC Preferred Funding Trust II
1.49%, 03/29/49 144A†Δ	600,000	552,000
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,937,039
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,774,731
Progress Energy, Inc.
7.75%, 03/01/31Δ	350,000	507,850
Puget Sound Energy, Inc.
6.97%, 06/01/67†	200,000	203,750
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	98,000	98,985
QEP Resources, Inc.
5.25%, 05/01/23Δ	80,000	78,800
Range Resources Corporation
5.00%, 03/15/23Δ	310,000	310,000
Raytheon Co.
3.13%, 10/15/20Δ	200,000	211,224
Regency Energy Partners LP
4.50%, 11/01/23	310,000	313,100
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	475,000	478,796
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	780,240
Roche Holdings, Inc.
6.00%, 03/01/19 144A	114,000	132,113
3.35%, 09/30/24 144A	1,700,000	1,784,944
Rock-Tenn Co.
3.50%, 03/01/20	150,000	155,889
4.00%, 03/01/23	30,000	31,630
Roper Industries, Inc.
2.05%, 10/01/18	375,000	376,525
Sally Holdings LLC
6.88%, 11/15/19	100,000	106,250
Santander Bank NA
2.00%, 01/12/18	450,000	452,218
Santander Holdings USA, Inc.
3.00%, 09/24/15	300,000	302,374
Select Income REIT
2.85%, 02/01/18	75,000	75,692
3.60%, 02/01/20Δ	125,000	128,305
4.15%, 02/01/22Δ	175,000	176,002
Senior Housing Properties Trust REIT
3.25%, 05/01/19	250,000	254,136
SESI LLC
7.13%, 12/15/21	80,000	81,200
Southern Copper Corporation
5.25%, 11/08/42Δ	760,000	696,578
Southern Natural Gas Co. LLC
8.00%, 03/01/32Δ	400,000	498,779
Springleaf Finance Corporation
5.40%, 12/01/15Δ	100,000	101,885
Sprint Capital Corporation
8.75%, 03/15/32	120,000	124,500
Sprint Communications, Inc.
9.00%, 11/15/18 144A	80,000	92,000
Sprint Corporation
7.25%, 09/15/21	40,000	40,350
7.63%, 02/15/25	850,000	850,000
State Street Corporation
4.96%, 03/15/18	530,000	573,879
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24Δ	100,000	102,878
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	307,579
Synchrony Financial
3.00%, 08/15/19Δ	375,000	383,370
Sysco Corporation
3.50%, 10/02/24Δ	950,000	986,995
4.50%, 10/02/44	225,000	240,446
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	755,105
4.90%, 09/15/44 144A	360,000	407,409
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17Δ	250,000	276,169
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	167,246
5.30%, 02/01/44	30,000	35,976
Time Warner Cable, Inc.
4.13%, 02/15/21	300,000	323,067
7.30%, 07/01/38	575,000	777,594
5.88%, 11/15/40	280,000	336,079

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Time Warner, Inc.
4.70%, 01/15/21Δ	$10,000	$11,147
7.70%, 05/01/32	610,000	869,819
6.10%, 07/15/40	140,000	177,498
6.25%, 03/29/41	40,000	51,809
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	573,521
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	521,864
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	283,607
Tyson Foods, Inc.
5.15%, 08/15/44Δ	60,000	70,111
United Airline 1995 Pass Through Trust
9.56%, 10/19/18	107,870	183
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	80,729	89,609
United Technologies Corporation
4.50%, 06/01/42	250,000	278,412
UnitedHealth Group, Inc.
1.63%, 03/15/19Δ	170,000	170,479
Univision Communications, Inc.
6.75%, 09/15/22 144A	334,000	359,468
Valero Energy Corporation
3.65%, 03/15/25	325,000	333,064
Verizon Communications, Inc.
1.80%, 09/15/16†	1,200,000	1,219,774
2.02%, 09/14/18†	400,000	417,558
2.63%, 02/21/20	1,056,000	1,075,557
4.50%, 09/15/20	1,075,000	1,187,959
3.45%, 03/15/21Δ	130,000	136,070
2.45%, 11/01/22	10,000	9,710
5.15%, 09/15/23	2,145,000	2,460,920
4.15%, 03/15/24Δ	1,065,000	1,144,902
6.40%, 09/15/33	459,000	573,897
6.55%, 09/15/43	2,179,000	2,841,573
4.67%, 03/15/55 144A	247,000	242,978
Voya Financial, Inc.
2.90%, 02/15/18Δ	60,000	61,951
Wachovia Capital Trust
5.57%, 03/29/49†Δ	580,000	575,592
Walgreen Co.
1.80%, 09/15/17	300,000	303,274
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	425,000	434,641
3.80%, 11/18/24	325,000	336,696
Waste Management, Inc.
3.50%, 05/15/24	150,000	156,459
7.38%, 05/15/29	140,000	199,908
WEA Finance LLC
3.75%, 09/17/24 144A	400,000	414,531
WellPoint, Inc.
1.25%, 09/10/15Δ	110,000	110,274
5.88%, 06/15/17	720,000	788,002
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	300,370
4.60%, 04/01/21	70,000	78,677
3.45%, 02/13/23	200,000	204,851
4.48%, 01/16/24Δ	2,196,000	2,387,759
5.38%, 11/02/43	190,000	224,693
4.65%, 11/04/44	90,000	96,767
5.88%, 12/29/49†Δ	900,000	954,180
Wells Fargo Capital X
5.95%, 12/01/86	140,000	145,775
West Corporation
5.38%, 07/15/22 144AΔ	200,000	195,500
Williams Cos., Inc.
7.50%, 01/15/31Δ	10,000	11,173
7.75%, 06/15/31	25,000	28,744
8.75%, 03/15/32	451,000	541,028
Williams Partners LP
5.88%, 04/15/21Δ	330,000	344,540
4.88%, 05/15/23	60,000	60,550
3.90%, 01/15/25Δ	500,000	489,848
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144AΔ	60,000	61,126
2.90%, 10/21/19 144A	230,000	237,391
3.38%, 10/21/20 144A	70,000	73,445
Ymobile Corporation
8.25%, 04/01/18 144A	200,000	208,250

Total Corporate Bonds (Cost $154,235,152)		162,884,577

FOREIGN BONDS — 11.2%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd.
4.50%, 03/19/24 144A	275,000	287,909
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21	920,000	962,403
5.00%, 09/30/43	220,000	252,956
Commonwealth Bank of Australia
1.25%, 09/18/15	320,000	321,175
5.00%, 10/15/19 144A	50,000	56,339
FMG Resources August 2006 Proprietary, Ltd.
8.25%, 11/01/19 144AΔ	390,000	336,863
6.88%, 04/01/22 144AΔ	200,000	148,500
Macquarie Bank, Ltd.
2.60%, 06/24/19 144A	50,000	50,758
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16Δ	30,000	30,574
3.50%, 11/02/20	760,000	802,466
3.75%, 09/20/21	10,000	10,562

		3,260,505

Austria — 0.0%
Sappi Papier Holding GmbH
7.75%, 07/15/17 144A	225,000	245,250

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	238,021
Digicel, Ltd.
6.75%, 03/01/23 144A	300,000	291,375
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	154,001
Weatherford International, Ltd.
9.63%, 03/01/19Δ	165,000	189,180

		872,577

42	See Notes to Schedules of Investments.

	Par	Value
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	$3,249,000	$994,731
Brazilian Government International Bond
4.25%, 01/07/25Δ	200,000	196,250

		1,190,981

Canada — 0.4%
Bank of Nova Scotia
1.65%, 10/29/15 144A	300,000	301,999
Barrick Gold Corporation
3.85%, 04/01/22Δ	130,000	127,314
4.10%, 05/01/23	230,000	227,283
Canadian Imperial Bank of Commerce
2.60%, 07/02/15 144A	400,000	402,092
Enbridge, Inc.
3.50%, 06/10/24	150,000	147,629
Glencore Finance Canada, Ltd.
2.05%, 10/23/15 144A	390,000	391,691
5.80%, 11/15/16 144A	80,000	85,171
2.70%, 10/25/17 144A	360,000	365,493
MEG Energy Corporation
6.38%, 01/30/23 144A	350,000	323,750
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	123,945
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†Δ	400,000	389,000
Videotron, Ltd.
5.00%, 07/15/22Δ	300,000	310,500
VRX Escrow Corporaton
5.38%, 03/15/20 144AΔ	150,000	151,688
5.88%, 05/15/23 144A	150,000	154,125
6.13%, 04/15/25 144AΔ	200,000	207,500

		3,709,180

Cayman Islands — 0.3%
Brazil Minas SPE
5.33%, 02/15/28	470,000	451,200
Shelf Drilling Holdings, Ltd.
8.63%, 11/01/18 144AΔ	70,000	57,925
Transocean, Inc.
5.05%, 12/15/16Δ	130,000	131,788
6.50%, 11/15/20Δ	175,000	147,656
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	932,000	900,564
8.25%, 01/17/34Δ	80,000	89,808
6.88%, 11/21/36Δ	511,000	496,794

		2,275,735

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	240,000	253,137
Chile Government International Bond
3.63%, 10/30/42	160,000	158,000

		411,137

Colombia — 0.2%
Colombia Government International Bond
4.00%, 02/26/24	394,000	407,199
5.63%, 02/26/44Δ	710,000	793,425
Ecopetrol SA
5.88%, 05/28/45	290,000	271,280

		1,471,904

Costa Rica — 0.0%
Costa Rica Government International Bond
7.00%, 04/04/44	200,000	204,000

Croatia (Hrvatska) — 0.0%
Croatia Government International Bond
5.50%, 04/04/23	200,000	213,250

Dominican Republic — 0.1%
Dominican Republic International Bond
14.50%, 02/10/23(V)	2,600,000	68,897
7.45%, 04/30/44 144A	320,000	362,400

		431,297

France — 1.0%
BNP Paribas SA
2.38%, 09/14/17	270,000	275,381
BPCE SA
4.63%, 07/11/24 144A	700,000	719,659
4.50%, 03/15/25 144A	1,300,000	1,321,432
Credit Agricole SA
4.38%, 03/17/25 144A	350,000	354,603
7.88%, 01/29/49 144A†Δ	1,600,000	1,699,472
8.38%, 10/29/49 144A†	720,000	854,712
Dexia Credit Local SA
0.64%, 11/07/16 144A†	3,200,000	3,208,410
France Government Bond OAT
0.50%, 05/25/25(E)	800,000	862,429
3.25%, 05/25/45(E)	100,000	166,777

		9,462,875

Germany — 0.5%
Bundesrepublik Deutschland
4.25%, 07/04/39(E)	1,900,000	3,755,320
4.75%, 07/04/40(E)	100,000	213,478
2.50%, 07/04/44(E)	200,000	325,899

		4,294,697

Greece — 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/17(E)	700,000	526,870
5.01%, 12/27/17(E)	100,000	73,117

		599,987

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/25 144AΔ	500,000	506,894

Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	3

		14

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Indonesia — 0.1%
Indonesia Government International Bond
4.88%, 05/05/21Δ	$770,000	$842,188
4.13%, 01/15/25 144A	200,000	206,250
7.75%, 01/17/38	100,000	137,000

		1,185,438

Ireland — 0.2%
DECO Series
0.65%, 04/27/27+ 144A(E)†	1,500,000	1,612,869

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,495,001
5.50%, 12/04/23Δ	200,000	250,274
5.50%, 04/26/24	500,000	628,989

		2,374,264

Italy — 0.3%
Intesa Sanpaolo SpA
3.63%, 08/12/15 144A	290,000	292,752
2.38%, 01/13/17	400,000	404,945
3.88%, 01/16/18	1,200,000	1,259,849
5.02%, 06/26/24 144A	975,000	999,737

		2,957,283

Japan — 0.1%
Resona Bank, Ltd.
5.85%, 09/29/49 144A†	250,000	260,000
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144AΔ	330,000	332,566
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	550,000	590,100

		1,182,666

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	254,401

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,254,760

Luxembourg — 0.1%
Altice Financing SA
6.63%, 02/15/23 144A	400,000	414,000
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	516,250

		930,250

Mexico — 2.0%
America Movil SAB de CV
5.63%, 11/15/17Δ	370,000	409,627
6.00%, 06/09/19(M)	3,030,000	199,616
5.00%, 03/30/20Δ	240,000	273,173
Mexican Bonos
8.00%, 06/11/20(M)	3,840,600	282,885
6.50%, 06/10/21(M)	1,625,000	112,008
6.50%, 06/09/22(M)	22,995,700	1,579,635
8.00%, 12/07/23(M)	1,761,600	131,988
10.00%, 12/05/24(M)	8,540,000	728,505
7.50%, 06/03/27(M)	1,334,300	97,297
8.50%, 05/31/29(M)	964,000	76,512
7.75%, 11/13/42(M)	45,505,200	3,467,073
Mexico Cetes
0.00%, 04/01/15(M)Ω†	148,060,000	970,585
0.00%, 04/16/15(M)Ω†	41,498,400	271,688
0.00%, 05/21/15(M)Ω†	18,358,200	119,872
0.00%, 05/28/15(M)Ω†	24,471,400	159,644
0.00%, 06/04/15(M)Ω†	43,544,300	283,904
0.00%, 06/11/15(M)Ω†	239,474,400	1,560,230
0.00%, 06/18/15(M)Ω†	179,311,100	1,167,782
0.00%, 06/25/15(M)Ω†	31,412,900	204,415
0.00%, 07/02/15(M)Ω†	69,247,800	450,212
0.00%, 10/01/15(M)Ω†	69,940,300	450,959
Mexico Government International Bond
6.05%, 01/11/40	134,000	166,160
4.75%, 03/08/44Δ	1,468,000	1,548,740
5.55%, 01/21/45	1,210,000	1,421,750
Petroleos Mexicanos
5.50%, 01/21/21	570,000	628,425
6.63%, 06/15/35	159,000	182,850
5.50%, 06/27/44 144A	170,000	172,337
6.38%, 01/23/45	770,000	862,785
Trust F/1401 REIT
5.25%, 12/15/24 144AΔ	200,000	215,500

		18,196,157

Netherlands — 1.0%
Chapel BV
0.43%, 07/17/66(E)†	1,286,298	1,322,018
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/23	400,000	433,197
8.38%, 07/29/49†	100,000	106,876
11.00%, 12/29/49 144A†	487,000	628,230
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	533,882
ING Bank NV
5.80%, 09/25/23 144A	340,000	385,575
4.13%, 11/21/23†	600,000	621,780
Petrobras Global Finance BV
6.13%, 10/06/16Δ	271,000	270,930
2.63%, 03/17/17†	2,400,000	2,213,760
5.75%, 01/20/20Δ	235,000	218,569
4.88%, 03/17/20	180,000	162,090
5.38%, 01/27/21	1,230,000	1,121,944
6.25%, 03/17/24	380,000	359,214
Royal Bank of Scotland NV
4.65%, 06/04/18	130,000	137,228
Shell International Finance BV
4.38%, 03/25/20	320,000	358,406

		8,873,699

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
1.85%, 10/15/15 144A	220,000	221,669

Norway — 0.1%
Kommunalbanken AS
1.00%, 09/26/17 144A	500,000	500,287

Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50	100,000	122,750

44	See Notes to Schedules of Investments.

	Par	Value
Poland — 0.1%
Poland Government International Bond
4.00%, 01/22/24	$980,000	$1,080,940

Russia — 0.1%
Russian Foreign Bond
7.50%, 03/31/30 STEPΔ	673,995	775,027
Russian Foreign Bond
7.50%, 03/31/30 STEP 144A	176,850	203,360

		978,387

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144A	330,000	329,196

South Africa — 0.1%
South Africa Government International Bond
5.88%, 09/16/25Δ	860,000	987,452

South Korea — 0.4%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,542,426

Spain — 0.0%
Santander US Debt SA Unipersonal
3.78%, 10/07/15 144A	100,000	101,638

Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	95,657
6.22%, 07/03/17	20,000	22,094
5.88%, 07/15/19	70,000	81,037

		300,426

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	395,235

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	702,693
Stadshypotek AB
1.88%, 10/02/19 144AΔ	900,000	907,102

		1,609,795

Switzerland — 0.4%
Credit Suisse
0.57%, 03/11/16†	1,700,000	1,699,155
1.38%, 05/26/17	1,500,000	1,503,177
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	257,465
Credit Suisse Group AG
7.50%, 12/29/49 144A†	525,000	565,031

		4,024,828

Turkey — 0.2%
Turkey Government International Bond
7.00%, 03/11/19	230,000	261,890
5.63%, 03/30/21	160,000	175,800
6.25%, 09/26/22	1,020,000	1,162,800
5.75%, 03/22/24Δ	410,000	458,011

		2,058,501

United Kingdom — 1.6%
Aire Valley Mortgages PLC
0.33%, 09/20/66(E)†	411,473	432,636
Bank of Scotland PLC
5.25%, 02/21/17 144A	100,000	108,122
Barclays Bank PLC
6.05%, 12/04/17 144A	230,000	253,482
2.50%, 02/20/19	300,000	306,271
Barclays PLC
6.50%, 06/15/49(E)†	800,000	889,873
BP Capital Markets PLC
3.56%, 11/01/21	30,000	31,608
3.51%, 03/17/25	410,000	418,707
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	355,986
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	224,935
HSBC Holdings PLC
4.25%, 03/14/24	240,000	252,312
6.38%, 03/29/49†Δ	250,000	256,250
6.38%, 12/29/49†	1,450,000	1,482,625
Kensington Mortgage Securities PLC
0.44%, 06/14/40†	1,394,982	1,331,835
Lloyds Bank PLC
2.30%, 11/27/18	275,000	279,835
12.00%, 12/29/49 144A†	1,600,000	2,304,000
NRAM Covered Bond LLP
5.63%, 06/22/17 144A	1,400,000	1,534,716
Paragon Mortgages No. 15 PLC
0.27%, 12/15/39(E)†	1,204,822	1,228,649
Royal Bank of Scotland PLC
9.50%, 03/16/22†	175,000	197,738
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	560,000	564,149
6.40%, 10/21/19Δ	160,000	185,388
6.13%, 12/15/22Δ	180,000	203,013
6.00%, 12/19/23	410,000	456,843
5.13%, 05/28/24	280,000	294,288
7.64%, 03/29/49†	100,000	110,000
Standard Chartered PLC
5.70%, 03/26/44 144AΔ	680,000	762,017

		14,465,278

Virgin Islands (British) — 0.5%
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	234,514
Sinopec Group Overseas Development 2014, Ltd.
1.03%, 04/10/17 144A†	3,200,000	3,197,123
4.38%, 04/10/24 144A	750,000	816,722

		4,248,359

Total Foreign Bonds (Cost $103,245,293)		102,837,599

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.2%
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B)	$2,072,000	$1,591,643

LOAN AGREEMENTS — 0.4%
Avago Technologies Cayman, Ltd. Term B Loan
3.75%, 05/06/21	2,763,254	2,767,233
Burger King Term B Loan
4.50%, 12/12/21	792,936	800,421

Total Loan Agreements (Cost $3,536,671)		3,567,654

MORTGAGE-BACKED SECURITIES — 25.6%
Aire Valley Mortgages PLC
0.49%, 09/20/66 144A†	127,370	123,481
0.51%, 09/20/66 144A†	304,847	295,915
0.61%, 09/20/66†	414,158	404,570
Alternative Loan Trust
5.50%, 10/25/33	70,909	72,319
0.44%, 01/25/36†	400,091	355,641
0.36%, 09/25/46†	811,239	686,625
American Home Mortgage Assets Trust
1.05%, 11/25/46†	1,024,481	553,269
American Home Mortgage Investment Trust
1.88%, 09/25/45†	1,556,325	1,498,839
Banc of America Commercial Mortgage Trust
5.45%, 09/10/47	40,000	41,993
5.60%, 04/10/49†	75,000	80,795
Banc of America Funding 2005-D Trust
2.64%, 05/25/35†	1,601,421	1,629,135
Banc of America Mortgage 2004-F Trust
2.55%, 07/25/34†	135,027	136,129
Banc of America Re-REMIC Trust
5.65%, 02/17/51+ 144A†	88,666	93,167
Bayview Commercial Asset Trust
0.54%, 01/25/35 144A†	648,698	598,232
Bear Stearns Adjustable Rate Mortgage Trust
2.35%, 02/25/33†	13,234	12,957
2.50%, 05/25/34†	53,949	52,414
2.68%, 03/25/35†	551,333	556,765
Bear Stearns ALT-A Trust
2.67%, 05/25/35†	392,897	387,778
Bear Stearns Commercial Mortgage Securities Trust
5.60%, 06/11/50	825,867	886,957
Bear Stearns Structured Products, Inc. Trust
2.51%, 01/26/36†	1,023,712	832,173
Berica 8 Residential MBS SRL
0.29%, 03/31/48(E)†	161,113	170,604
Berica ABS SRL
0.32%, 12/31/55(E)†	1,082,701	1,159,487
CHL Mortgage Pass-Through Trust
2.59%, 02/19/34†	628,114	624,019
2.35%, 04/20/35†	1,328,268	1,328,258
Citigroup Commercial Mortgage Trust
0.92%, 06/15/33 144A†	200,000	199,049
3.96%, 05/10/47 IOΩ†	1,239,566	108,623
3.77%, 02/10/48	340,000	346,815
6.05%, 12/10/49†	611,056	669,944
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	60,000	64,179
COMM 2013-CCRE12 Mortgage Trust
4.30%, 10/10/46	100,000	110,361
4.76%, 10/10/46†	40,000	44,599
5.09%, 10/10/46†	20,000	22,110
COMM 2013-CCRE13 Mortgage Trust
3.90%, 12/10/23 IOΩ†	1,113,224	62,872
COMM 2014-277P Mortgage Trust
3.61%, 08/10/49 144A†	230,000	244,918
COMM 2014-CCRE19 Mortgage Trust
4.72%, 08/10/47†	218,000	232,250
COMM 2014-SAVA Mortgage Trust
3.28%, 06/15/34 144A†	400,000	400,341
COMM 2015-DC1 Mortgage Trust
4.04%, 02/10/48†	260,000	271,872
4.50%, 02/10/48†	80,000	82,497
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/48†	100,000	103,952
4.26%, 02/10/48†	190,000	196,343
Commercial Mortgage Pass-Through Certificates
2.82%, 10/15/45	30,000	30,755
Commercial Mortgage Trust
5.79%, 07/10/38†	177,000	185,312
Credit Suisse Commercial Mortgage Trust
5.57%, 01/15/49†	203,000	217,655
Credit Suisse First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†	88,039	284
0.00%, 08/25/33 IOΩ†	85,598	—
Credit Suisse Mortgage Trust
4.19%, 09/15/37+ 144A	300,000	323,536
4.37%, 09/15/37+ 144A	310,000	313,629
1.13%, 09/15/38 144A†	300,000	299,043
CSAIL 2015-C1 Commercial Mortgage Trust
4.04%, 04/15/50	60,000	63,355
EQTY 2014-INNS Mortgage Trust
2.53%, 05/08/31 144A†	300,000	299,129
Federal Home Loan Mortgage Corporation
8.50%, 06/01/18	1,106	1,158

46	See Notes to Schedules of Investments.

	Par	Value
4.50%, 09/01/18	$4,091	$4,289
8.00%, 08/01/24	1,608	1,832
4.00%, 10/01/25	446,511	475,606
5.50%, 02/01/27	68,328	76,493
7.50%, 11/01/29	5,483	6,823
7.50%, 12/01/29	7,595	9,255
7.50%, 02/01/31	17,314	19,534
2.36%, 07/01/31†	23,680	24,555
7.50%, 11/01/31	9,085	9,173
2.48%, 04/01/32†	2,271	2,385
3.50%, 08/01/33	1,796,389	1,914,828
5.00%, 08/01/33	9,976	11,108
5.00%, 09/01/33	1,976	2,199
5.00%, 10/01/33	6,401	7,124
2.53%, 03/01/34†	3,180	3,403
5.00%, 12/01/34	174,054	193,690
5.50%, 05/01/35	414,984	472,264
5.00%, 07/01/35	9,120	10,157
5.00%, 11/01/35	346,519	384,617
5.50%, 11/01/35	57,083	63,958
5.00%, 12/01/35	24,893	27,881
5.50%, 01/01/36	40,550	45,761
6.00%, 02/01/36	581,935	661,058
2.76%, 01/01/37†	640,975	691,560
5.00%, 02/01/37	34,276	37,963
5.50%, 07/01/37	81,355	92,438
1.74%, 09/01/37†	58,002	61,158
5.50%, 04/01/38	19,951	22,392
7.00%, 02/01/39	242,713	281,942
7.00%, 03/01/39	46,628	51,446
5.50%, 04/01/39	515,698	584,868
4.50%, 06/01/39	213,755	233,011
6.50%, 09/01/39	83,052	97,376
4.50%, 08/01/40	178,470	194,816
5.50%, 08/01/40	419,270	470,436
5.00%, 06/01/41	7,024	7,804
3.50%, 10/01/42	175,571	185,534
4.00%, 10/01/42	87,145	94,984
3.50%, 11/01/42	357,687	377,968
3.50%, 12/01/42	88,237	93,258
3.50%, 01/01/43	557,740	589,427
3.50%, 02/01/43	375,964	397,364
4.00%, 04/01/43	184,471	201,054
3.50%, 05/01/43	695,357	733,098
4.00%, 05/01/43	90,609	98,734
4.00%, 06/01/43	91,741	99,967
4.00%, 07/01/43	352,919	383,910
4.00%, 08/01/43	185,538	202,261
4.50%, 12/01/43	1,240,972	1,387,450
3.50%, 02/01/44	97,895	103,458
4.50%, 02/01/44	959,171	1,072,331
4.50%, 03/01/44	288,247	322,242
4.00%, 08/01/44	477,763	519,064
Federal Home Loan Mortgage Corporation REMIC
3.66%, 06/15/27 IOΩ	753,895	92,031
2.14%, 09/15/31 IOΩ	728,858	89,037
6.00%, 05/15/36	422,482	481,129
0.67%, 06/15/37†	304,619	307,665
3.38%, 07/15/37 IOΩ†	2,180,755	394,109
(0.57)%, 01/15/40 IOΩ†	540,573	100,943
4.36%, 10/15/41 IOΩ†	362,396	64,387
2.11%, 11/15/41 IOΩ†	345,188	68,545
9.21%, 07/15/42 IOΩ†	80,658	15,926
3.52%, 08/15/42 IOΩ†	413,567	96,256
4.97%, 08/15/42 IOΩ†	79,458	15,152
3.48%, 11/15/42 IOΩ†	86,127	20,333
4.23%, 11/15/42 IOΩ†	80,234	18,096
5.00%, 11/15/42 IOΩ†	83,240	17,933
4.60%, 04/15/43 IOΩ	759,614	108,789
4.63%, 04/15/43 IOΩ	1,579,548	243,044
3.00%, 05/15/43	416,016	409,135
3.00%, 07/15/43	210,241	203,568
1.82%, 02/15/44 IOΩ†	190,520	42,665
2.73%, 05/15/44 IOΩ†	192,396	43,401
Federal Housing Administration
7.43%, 10/01/18@	36,321	37,139
Federal National Mortgage Association
8.00%, 06/01/15	134	134
8.00%, 09/01/15	288	289
3.07%, 12/01/17	927,442	961,176
5.00%, 12/01/17	9,850	10,485
2.80%, 03/01/18	551,875	573,475
3.74%, 05/01/18	1,322,841	1,412,330
3.84%, 05/01/18	420,000	451,477
4.51%, 06/01/19	1,000,000	1,088,993
3.42%, 10/01/20	278,401	299,536
3.61%, 12/01/20	177,401	192,940
4.38%, 06/01/21	648,746	728,544
9.50%, 05/01/22	696	762
1.92%, 07/01/22†	5,289	5,428
5.50%, 09/01/23	89,937	98,994
5.50%, 10/01/23	19,357	21,376
5.00%, 05/01/24	67,684	75,174
9.50%, 07/01/24	1,297	1,425
5.50%, 05/01/25	464,740	488,520
3.50%, 05/01/26 TBA	1,100,000	1,165,613
2.50%, 05/01/27 TBA	300,000	307,488
3.00%, 05/01/27 TBA	7,200,000	7,533,562
1.94%, 07/01/27†	17,896	18,690
2.26%, 08/01/27†	34,779	37,096
1.94%, 11/01/27 CONV†	21,832	23,014
2.76%, 02/01/30†	101,158	103,686
2.51%, 06/01/30 CONV†	15,472	15,881
8.00%, 10/01/30	20,869	26,851
2.63%, 12/01/30 CONV†	5,739	5,923
1.94%, 01/01/31†	6,540	6,669
4.50%, 04/01/31	120,992	132,682
2.32%, 05/01/31†	13,763	13,915
4.50%, 05/01/31	419,278	459,739
4.50%, 06/01/31	125,261	137,347
4.50%, 11/01/31	178,791	196,131
6.00%, 11/01/31	3,274	3,750
4.50%, 12/01/31	256,627	281,516
6.00%, 01/01/32	63,622	72,533
6.00%, 03/01/32	15,587	17,840
6.00%, 04/01/32	182,599	208,498
3.50%, 05/01/32	634,682	675,741
1.94%, 06/01/32†	8,135	8,336
1.92%, 08/01/32†	10,068	10,401
6.00%, 08/01/32	1,843	2,122
2.38%, 02/01/33†	1,081	1,108
5.50%, 04/01/33	38,602	44,218
1.92%, 05/01/33†	40,259	42,912
6.00%, 05/01/33	518	590
5.00%, 07/01/33	54,497	60,842
3.50%, 08/01/33	85,739	90,664

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 08/01/33	$4,569	$5,115
5.00%, 09/01/33	528,263	590,057
5.50%, 09/01/33	7,384	8,379
3.50%, 10/01/33	169,974	179,682
3.50%, 11/01/33	86,151	91,103
3.50%, 12/01/33	85,613	90,488
5.00%, 12/01/33	430,435	480,529
5.50%, 12/01/33	10,807	12,316
6.00%, 12/01/33	456	520
5.50%, 02/01/34	18,872	21,357
5.50%, 04/01/34	1,977	2,246
3.50%, 05/01/34	289,990	309,739
5.50%, 05/01/34	92,712	105,048
5.50%, 08/01/34	4,336	4,967
5.50%, 10/01/34	198	227
6.00%, 10/01/34	30,653	34,925
5.50%, 11/01/34	9,153	10,366
1.92%, 12/01/34†	90,631	96,446
5.50%, 12/01/34	19,603	22,311
6.00%, 12/01/34	349	397
5.50%, 02/01/35	2,244	2,539
6.00%, 05/01/35	1,243,773	1,421,190
5.50%, 07/01/35	211	238
6.00%, 07/01/35	192,447	220,970
5.50%, 08/01/35	435	499
6.00%, 08/01/35	44	51
5.50%, 09/01/35	75,066	84,508
5.00%, 10/01/35	182,821	204,130
6.00%, 10/01/35	42,991	49,163
1.94%, 11/01/35†	13,395	13,963
2.10%, 11/01/35†	77,237	81,233
2.11%, 11/01/35†	90,338	94,444
2.11%, 11/01/35†	73,499	77,270
2.13%, 11/01/35†	104,642	110,120
2.14%, 11/01/35†	74,891	78,832
6.00%, 11/01/35	512,969	586,515
5.00%, 12/01/35	289,219	321,805
5.50%, 12/01/35	1,988	2,276
6.00%, 12/01/35	8,286	9,547
6.00%, 01/01/36	106,580	121,435
6.00%, 02/01/36	4,609	5,295
6.00%, 03/01/36	5,624	6,454
5.50%, 04/01/36	57,496	62,999
6.00%, 04/01/36	8,030	9,259
3.81%, 05/01/36†	109,214	114,800
5.50%, 09/01/36	15,892	17,997
6.00%, 09/01/36	127,572	145,604
5.50%, 11/01/36	166,251	187,335
6.00%, 01/01/37	934,455	1,067,328
1.76%, 02/01/37†	662,099	695,803
5.50%, 02/01/37	212	239
6.00%, 02/01/37	672,285	770,036
5.50%, 03/01/37	9,802	11,059
6.00%, 03/01/37	456,694	521,626
5.50%, 04/01/37	370	421
5.50%, 05/01/37	320	360
5.50%, 06/01/37	177	201
6.00%, 06/01/37	393	448
6.00%, 07/01/37	1,379,254	1,589,412
5.50%, 08/01/37	457,276	516,081
6.00%, 08/01/37	122,873	139,938
6.00%, 09/01/37	237,247	270,474
6.50%, 10/01/37	57,517	66,035
7.00%, 10/01/37	8,407	10,341
7.00%, 11/01/37	10,913	13,514
1.94%, 12/01/37†	55,861	58,226
6.00%, 12/01/37	574,364	655,041
7.00%, 12/01/37	5,337	6,112
1.94%, 01/01/38†	34,018	36,231
6.00%, 01/01/38	355,205	409,609
5.50%, 02/01/38	5,675	6,408
6.00%, 02/01/38	2,902	3,313
7.00%, 02/01/38	5,611	6,136
4.50%, 03/01/38	13,013	14,252
5.50%, 03/01/38	631	719
6.00%, 03/01/38	246,347	281,469
4.50%, 04/01/38	540,717	590,781
5.00%, 04/01/38 TBA	1,194,312	1,327,767
6.00%, 04/01/38	794	904
5.50%, 05/01/38	245	277
6.00%, 05/01/38	50,118	57,185
5.00%, 06/01/38	215,505	239,353
5.50%, 06/01/38	632	714
5.50%, 07/01/38	110,695	126,074
5.50%, 08/01/38	132,365	150,833
7.00%, 08/01/38	8,323	9,363
5.50%, 09/01/38	565	643
6.00%, 11/01/38	63,392	72,379
7.00%, 11/01/38	39,936	44,259
5.50%, 12/01/38	242	272
6.00%, 12/01/38	211,063	240,749
6.00%, 01/01/39	273,281	311,935
7.00%, 02/01/39	20,777	24,505
7.00%, 03/01/39	182,075	210,826
5.00%, 05/01/39 TBA	1,900,000	2,109,928
6.00%, 09/01/39	141,706	161,463
6.00%, 10/01/39	48,549	55,463
5.50%, 12/01/39	235,721	268,576
6.00%, 12/01/39	651,252	741,702
1.52%, 06/01/40†	53,630	56,103
1.52%, 10/01/40†	143,726	152,840
6.00%, 10/01/40	36,167	41,279
1.94%, 11/01/40†	18,942	19,786
3.50%, 04/01/41 TBA	3,000,000	3,150,938
4.50%, 04/01/41	178,441	195,491
3.50%, 05/01/41 TBA	900,000	942,996
4.00%, 05/01/41 TBA	200,000	213,500
6.00%, 05/01/41	1,805,604	2,059,809
4.50%, 06/01/41	628,294	687,944
4.50%, 08/01/41	142,081	155,697
4.50%, 09/01/41	395,946	433,675
4.50%, 11/01/41	542,890	595,211
3.50%, 05/01/42 TBA	7,000,000	7,334,414
5.00%, 05/01/42	179,601	200,087
3.50%, 05/14/42	1,000,000	1,047,773
4.00%, 06/01/42	81,225	87,640
3.00%, 08/01/42	320,767	329,281
3.00%, 09/01/42	275,345	282,908
3.50%, 09/01/42	87,042	92,185
2.50%, 10/01/42	598,996	592,968
4.00%, 10/01/42	351,006	382,905
2.50%, 11/01/42	33,086	32,752
3.00%, 11/01/42	123,848	127,177
4.00%, 11/01/42	792,365	864,401
2.50%, 12/01/42	25,411	25,155
3.00%, 12/01/42	1,721,814	1,767,435
4.00%, 12/01/42	246,125	264,498
2.50%, 01/01/43	22,354	22,129

48	See Notes to Schedules of Investments.

	Par	Value
3.00%, 01/01/43	$1,635,143	$1,677,853
3.50%, 01/01/43	2,587,195	2,740,122
2.50%, 02/01/43	21,943	21,722
3.00%, 02/01/43	442,584	454,484
3.50%, 02/01/43	2,874,402	3,044,431
2.50%, 03/01/43	1,915,060	1,895,783
3.00%, 03/01/43	399,703	410,681
3.50%, 03/01/43	270,001	286,145
2.50%, 04/01/43	1,834,089	1,815,634
3.00%, 04/01/43 TBA	17,486,584	17,879,783
3.50%, 04/01/43	1,172,054	1,242,142
4.00%, 04/01/43	84,541	91,900
2.50%, 05/01/43	39,680	39,280
3.00%, 05/01/43 TBA	5,290,015	5,397,490
3.50%, 05/01/43	90,043	95,424
4.00%, 05/01/43	357,300	386,429
2.50%, 06/01/43	37,971	37,589
3.00%, 06/01/43	85,904	88,261
4.00%, 06/01/43	882,712	956,468
3.00%, 07/01/43	774,856	796,152
4.00%, 07/01/43	886,322	959,309
2.50%, 08/01/43	925,846	916,545
4.00%, 08/01/43	285,041	310,991
4.50%, 09/01/43	1,231,332	1,350,901
2.50%, 10/01/43	48,006	47,524
4.50%, 10/01/43	283,918	317,934
4.00%, 11/01/43	68,592	74,816
4.50%, 11/01/43	187,622	210,041
4.50%, 12/01/43	281,451	315,119
4.00%, 01/01/44	58,799	64,164
4.50%, 01/01/44	189,933	212,585
4.00%, 02/01/44	348,534	380,330
4.50%, 02/01/44	1,696,990	1,853,960
4.00%, 04/01/44	27,440	29,943
4.00%, 06/01/44	34,251	37,375
4.50%, 07/01/44	193,733	215,896
4.00%, 09/01/44	235,618	257,114
4.00%, 10/01/44	25,294	27,602
4.50%, 10/01/44	876,162	972,341
4.00%, 11/01/44	104,851	114,417
4.00%, 12/01/44	85,485	93,284
4.00%, 01/01/45	298,654	323,138
4.50%, 02/01/45	1,595,402	1,787,765
Federal National Mortgage Association Interest STRIP
2.55%, 04/25/27 IOΩ	594,838	66,925
0.62%, 11/25/39 IOΩ	118,347	22,550
2.01%, 11/25/41 IOΩ	333,914	58,661
4.55%, 11/25/41 IOΩ	458,935	86,850
4.97%, 04/25/42 IOΩ	836,368	163,042
Federal National Mortgage Association REMIC
25.00%, 08/25/21 IOΩ	53	749
25.00%, 10/25/21 IOΩ	80	1,444
(0.24)%, 07/25/27 IOΩ	1,632,250	195,991
0.63%, 10/18/30†	18,374	18,607
5.50%, 04/25/35	856,163	883,760
8.57%, 03/25/37 IOΩ†	1,298,394	208,819
6.50%, 06/25/39	45,945	51,627
3.91%, 12/25/39 IOΩ	572,350	87,240
1.69%, 10/25/40 IOΩ†	718,429	143,362
1.75%, 12/25/40 IOΩ†	132,252	21,177
1.25%, 02/25/41 IOΩ†	71,599	14,033
5.00%, 06/25/41	750,000	832,892
5.50%, 07/25/41	978,301	1,146,215
0.72%, 09/25/41†	3,894,231	3,936,943
7.53%, 09/25/41 IOΩ†	134,630	25,111
4.73%, 10/25/41 IOΩ†	820,275	147,531
3.55%, 03/25/42 IOΩ†	364,564	67,907
5.50%, 04/25/42	1,362,605	1,541,332
6.00%, 05/25/42	367,168	418,806
3.16%, 07/25/42 IOΩ†	117,491	23,779
3.23%, 07/25/42 IOΩ†	140,572	30,555
6.50%, 07/25/42	614,082	704,786
7.00%, 07/25/42	241,189	280,816
3.41%, 09/25/42 IOΩ†	237,184	47,989
7.00%, 10/25/42	81,925	95,718
3.35%, 11/25/42 IOΩ†	259,069	63,876
3.86%, 11/25/42 IOΩ†	171,589	41,017
2.33%, 12/25/42 IOΩ†	84,574	21,346
6.01%, 12/25/42 IOΩ†	241,656	49,399
5.16%, 03/25/43 IOΩ	631,591	88,962
4.15%, 04/25/43 IOΩ	1,703,386	261,057
4.24%, 07/25/43 IOΩ†	175,720	42,950
4.22%, 08/25/44 IOΩ†	2,537,278	189,721
FHLMC Multifamily Structured Pass Through Certificates
4.32%, 11/25/19	1,100,000	1,218,443
4.76%, 04/25/20 IOΩ†	2,195,412	97,728
4.70%, 06/25/20 IOΩ†	735,450	47,682
3.03%, 10/25/20	800,000	851,048
3.82%, 07/25/21 IOΩ†	645,697	55,467
3.90%, 10/25/21 IOΩ†	206,049	17,218
2.78%, 09/25/22	278,053	289,910
3.46%, 08/25/23	100,000	108,265
FHLMC Multifamily VRD Certificates
5.50%, 07/15/16	3,500,000	3,672,900
FHLMC Structured Pass-Through Securities
1.52%, 07/25/44†	1,124,954	1,147,746
First Horizon Alternative Mortgage Securities Trust
2.22%, 06/25/34†	539,545	528,432
FREMF Mortgage Trust
3.52%, 05/25/22 144A	5,768,019	66,003
4.07%, 09/25/24 144A	550,000	551,000
3.83%, 10/25/24 144A	300,000	309,294
GE Business Loan Trust
0.34%, 04/16/35 144A†	587,969	556,663
GE Commercial Mortgage Corporation Series 2007-C1 Trust
5.54%, 12/10/49	800,000	845,941
Giovecca Mortgages SRL
0.66%, 04/23/48(E)†	445,015	477,814
Government National Mortgage Association
3.95%, 07/15/25	134,344	145,145
7.00%, 10/15/25	11,829	12,086
7.00%, 01/15/26	5,173	5,822
7.00%, 07/15/27	56,106	67,019
7.00%, 12/15/27	1,249	1,289
7.00%, 01/15/28	14,960	15,379
7.00%, 03/15/28	74,304	89,735
7.00%, 07/15/28	9,789	10,963
7.50%, 07/15/28	12,585	12,979

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.50%, 08/15/28	$4,919	$5,831
7.00%, 08/15/28	16,982	19,746
7.50%, 08/15/28	9,341	10,654
6.50%, 09/15/28	26,512	30,728
7.00%, 10/15/28	37,355	40,095
7.50%, 03/15/29	23,145	28,544
1.63%, 11/20/29†	40,796	42,402
8.50%, 08/15/30	798	869
8.50%, 11/20/30	8,692	10,585
6.50%, 08/15/31	44,048	51,219
7.50%, 08/15/31	11,168	12,891
6.50%, 10/15/31	78,426	91,951
6.00%, 11/15/31	197,485	224,752
6.50%, 11/15/31	97,325	113,170
6.00%, 12/15/31	47,611	54,185
6.00%, 01/15/32	107,903	124,527
6.00%, 02/15/32	217,352	247,362
6.50%, 02/15/32	115,694	133,470
6.00%, 04/15/32	48,677	55,494
7.50%, 04/15/32	60,553	62,885
6.50%, 06/15/32	105,006	122,101
6.50%, 07/15/32	1,963	2,283
6.50%, 08/15/32	159,659	185,652
6.50%, 09/15/32	169,551	197,154
6.00%, 10/15/32	112,531	128,069
5.50%, 11/15/32	30,405	34,408
6.00%, 11/15/32	107,658	123,372
6.00%, 12/15/32	37,399	42,563
6.50%, 12/15/32	16,537	19,229
5.50%, 01/15/33	25,587	29,078
6.00%, 01/15/33	77,333	88,010
5.50%, 02/15/33	26,089	29,525
6.00%, 02/15/33	50,201	57,132
5.50%, 03/15/33	29,892	33,988
6.50%, 04/15/33	328,051	381,459
6.00%, 05/15/33	189,457	215,616
6.00%, 06/15/33	21,300	24,241
5.50%, 07/15/33	31,348	35,510
5.50%, 08/15/33	18,985	21,582
5.50%, 09/15/33	14,118	16,083
6.00%, 10/15/33	149,427	170,059
6.50%, 10/15/33	147,940	172,025
6.00%, 12/15/33	227,493	258,904
5.50%, 04/15/34	15,794	18,008
5.50%, 05/15/34	19,257	21,968
6.50%, 08/15/34	302,704	353,930
5.50%, 09/15/34	160,153	182,407
5.50%, 12/15/34	124,345	141,268
5.50%, 01/15/35	132,056	150,476
2.25%, 03/16/35	74,565	75,314
0.48%, 03/20/37†	670,584	672,217
0.48%, 05/20/37†	295,078	295,924
5.46%, 02/20/38 IOΩ	364,938	41,924
6.00%, 09/20/38	418,273	474,543
(1.00)%, 03/20/39 IOΩ†	100,465	12,710
(1.00)%, 01/20/40 IOΩ†	129,697	21,965
5.00%, 07/20/40	36,223	40,635
4.24%, 08/20/40 IOΩ†	230,696	46,123
5.00%, 09/20/40	144,933	162,613
6.00%, 10/20/40	56,599	65,423
6.00%, 01/20/41	61,498	71,255
2.17%, 04/16/41	353,741	354,217
4.50%, 04/20/41	716,648	782,060
5.26%, 10/16/41 IOΩ†	259,135	56,494
3.50%, 04/15/42 TBA	2,000,000	2,106,250
3.50%, 05/01/42 TBA	1,900,000	1,996,781
3.00%, 04/15/43 TBA	9,000,000	9,262,969
3.50%, 05/01/43 TBA	3,700,000	3,883,988
4.79%, 06/20/43 IOΩ†	498,510	88,875
0.00%, 08/16/43 IOΩ†	324,586	60,937
5.94%, 12/20/43 IOΩ†	81,743	16,499
4.00%, 05/01/44 TBA	1,400,000	1,489,688
1.72%, 08/20/44 IOΩ†	92,401	15,706
4.24%, 06/16/55 IOΩ	895,517	53,659
3.39%, 11/16/55 IOΩ	4,810,692	354,916
2.96%, 01/16/56 IOΩ	8,087,911	613,500
0.57%, 12/20/60†	407,326	406,540
0.65%, 03/20/61†	490,358	490,928
0.67%, 03/20/61†	319,264	319,894
0.52%, 12/20/62†	1,581,893	1,571,486
Granite Master Issuer PLC
0.26%, 12/17/54†	174,121	172,972
0.32%, 12/20/54†	554,022	551,386
Granite Mortgages 03-3 PLC
0.44%, 01/20/44(E)†	74,460	80,118
0.94%, 01/20/44(U)†	22,605	33,455
GreenPoint Mortgage Funding Trust
0.35%, 01/25/37†	871,548	661,582
GS Mortgage Securities Trust
4.23%, 08/10/44 IO 144AΩ†	452,564	24,956
5.80%, 08/10/45†	810,000	830,518
5.16%, 11/10/46†	150,000	170,537
GSMPS Mortgage Loan Trust
0.63%, 02/25/35 144A†	76,790	72,682
GSR Mortgage Loan Trust
2.67%, 09/25/35†	1,642,107	1,647,208
Impac CMB Trust
0.89%, 10/25/34†	64,717	54,871
IndyMac ARM Trust
1.72%, 01/25/32†	7,101	6,606
IndyMac INDX Mortgage Loan Trust
0.36%, 09/25/46†	969,825	827,662
JP Morgan Alternative Loan Trust
0.69%, 01/25/36†	313,758	284,897
JP Morgan Chase Commercial Mortgage Securities Trust
5.21%, 05/15/45†	280,000	311,055
5.88%, 02/15/51†	420,000	450,316
JP Morgan Mortgage Trust
2.54%, 02/25/35†	124,006	123,551
JPMBB Commercial Mortgage Securities Trust
5.08%, 11/15/45†	90,000	99,818
4.89%, 01/15/47†	50,000	56,345
3.93%, 11/15/47 144A†	340,000	307,982
4.07%, 11/15/47	290,000	314,390
4.12%, 11/15/47†	290,000	307,207
LB Commercial Mortgage Trust
5.86%, 07/15/44†	563,280	613,018
5.90%, 07/15/44†	130,000	141,473
LB-UBS Commercial Mortgage Trust
0.00%, 06/15/36 IO 144AΩ†@	414,794	1,142
6.26%, 09/15/45†	70,000	77,598

50	See Notes to Schedules of Investments.

	Par	Value
Leek Finance Number Seventeen PLC
0.30%, 12/21/37(E)†	$61,156	$69,533
0.55%, 12/21/37 144A†	152,890	160,923
0.84%, 12/21/37(U)†	30,578	47,939
Leek Finance Number Eighteen PLC
0.28%, 09/21/38(E)†	46,331	52,073
0.53%, 09/21/38†	370,648	387,472
Lehman XS Trust
0.47%, 11/25/35†	526,645	470,792
Luminent Mortgage Trust
0.34%, 12/25/36†	2,105,791	1,673,634
0.37%, 02/25/46†	638,792	477,837
MASTR Adjustable Rate Mortgages Trust
2.42%, 05/25/34†	211,437	205,915
2.67%, 11/21/34†	774,914	788,613
0.81%, 11/25/34†	267,136	265,624
2.52%, 11/25/35 144A†	821,832	632,811
Merrill Lynch Mortgage Investors Trust
1.58%, 10/25/35†	51,277	49,685
ML-CFC Commercial Mortgage Trust
5.87%, 06/12/46†	1,343,983	1,393,708
Morgan Stanley Bank of America Merrill Lynch Trust
2.92%, 02/15/46	70,000	72,010
3.21%, 02/15/46	41,000	42,075
3.10%, 05/15/46	300,000	312,056
3.46%, 05/15/46	140,000	145,864
4.00%, 12/15/47	370,000	388,129
Morgan Stanley Capital I Trust
1.30%, 08/13/16 144A†	300,000	300,546
5.48%, 02/12/44†	50,000	53,386
Morgan Stanley Re-REMIC Trust
5.80%, 08/12/45 144A†	1,544,923	1,653,950
Prime Mortgage Trust
5.50%, 05/25/35 144A	2,840,729	2,770,793
6.00%, 05/25/35 144A	2,270,348	2,276,783
Prime Mortgage Trust
6.00%, 05/25/35 144A	178,614	181,669
Quadrivio Finance SRL
0.56%, 07/25/60(E)†	237,531	255,711
RBSCF Trust
5.96%, 02/16/51 144A†	2,674,953	2,785,560
Reperforming Loan REMIC Trust
0.59%, 11/25/34 144A†	11,226	10,011
Sequoia Mortgage Trust
0.82%, 04/19/27†	762,759	713,435
1.02%, 07/20/33†	117,300	109,979
Structured Adjustable Rate Mortgage Loan Trust
0.51%, 08/25/35†	244,338	233,118
Structured Asset Mortgage Investments II Trust
0.43%, 07/19/35†	168,588	145,083
Structured Asset Securities Corporation
0.52%, 06/25/35 144A†	150,026	121,244
Thornburg Mortgage Securities Trust
0.81%, 09/25/43†	17,207	16,613
2.23%, 04/25/45†	153,891	154,638
Thrones 2013-1 PLC
2.06%, 07/20/44(U)†	75,410	113,098
UBS Commercial Mortgage Trust
3.84%, 05/10/45 IO 144AΩ†	2,604,407	296,932
UBS-Barclays Commercial Mortgage Trust
3.94%, 12/10/45 IO 144AΩ†	971,004	96,659
4.50%, 12/10/45 144A†	320,000	319,787
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/30 144A	100,000	102,282
Wachovia Bank Commercial Mortgage Trust
0.38%, 12/15/43 144A†	398,000	383,533
5.38%, 12/15/43	140,000	148,475
5.56%, 10/15/48	420,319	441,926
Washington Mutual Mortgage Pass-Through Certificates
2.39%, 02/25/33†	10,366	10,217
2.15%, 02/25/37†	531,374	442,332
2.28%, 02/25/37†	343,804	295,392
1.53%, 06/25/42†	23,438	22,592
0.46%, 07/25/45†	248,382	232,004
0.46%, 10/25/45†	1,778,454	1,630,553
0.89%, 04/25/47†	942,379	820,180
Wells Fargo Alternative Loan 2007-PA6 Trust
2.56%, 12/28/37†	1,145,807	982,425
Wells Fargo Commercial Mortgage Trust
4.30%, 07/15/46†	20,000	21,661
4.11%, 08/15/50 IOΩ†	3,065,836	264,188
Wells Fargo Mortgage-Backed Securities 2005-AR13 Trust
5.35%, 05/25/35†	87,773	87,485
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.60%, 08/25/33†	243,643	248,226
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust
2.62%, 03/25/35†	150,497	153,037
WFRBS Commercial Mortgage Trust
5.99%, 02/15/44 IO 144AΩ†	1,497,111	41,087
3.47%, 05/15/45 IO 144AΩ†	3,034,361	242,634
4.19%, 06/15/45 IO 144AΩ†	315,824	26,658
3.95%, 12/15/45 IO 144AΩ†	2,411,218	230,905
4.05%, 03/15/47 IOΩ†	1,073,796	81,873
3.96%, 08/15/47 IOΩ†	3,668,527	286,391
3.93%, 11/15/47	290,000	309,891
4.29%, 11/15/47	300,000	311,408
3.91%, 09/15/57 144A†	350,000	315,799

Total Mortgage-Backed Securities (Cost $232,913,610)		235,373,621

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BONDS — 1.7%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	$3,300,000	$4,707,021
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	970,848
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	326,322
Bay Area Toll Authority, Revenue Bond, Series S1
7.04%, 04/01/50	600,000	903,384
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	903,063
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	700,000	903,063
Commonwealth of Puerto Rico, General Obligation, Series A
5.50%, 07/01/32	5,000	3,425
6.00%, 07/01/34	10,000	7,051
8.00%, 07/01/35	590,000	485,275
5.13%, 07/01/37	10,000	6,550
5.25%, 07/01/37	20,000	13,250
5.50%, 07/01/39	85,000	57,162
5.00%, 07/01/41	15,000	9,712
5.75%, 07/01/41	10,000	6,750
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36	10,000	6,888
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39	10,000	6,900
County of Clark Department of Aviation, Revenue Bond, Series C
6.82%, 07/01/45	600,000	877,890
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	416,877
Municipal Electric Authority of Georgia, Revenue Bond, Series B
6.66%, 04/01/57	700,000	922,761
Port Authority of New York & New Jersey, Revenue Bond
5.65%, 11/01/40	500,000	639,535
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	13,751
6.00%, 07/01/44	75,000	51,190
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Series C
5.25%, 08/01/40	10,000	7,075
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	3,438
5.50%, 08/01/28	60,000	40,958
6.13%, 08/01/29	5,000	3,438
0.00%, 08/01/32	85,000	59,129
0.00%, 08/01/33	25,000	13,500
5.50%, 08/01/37	65,000	39,488
5.75%, 08/01/37	45,000	28,013
5.38%, 08/01/39	35,000	21,000
6.38%, 08/01/39	5,000	3,212
5.50%, 08/01/42	120,000	72,900
6.00%, 08/01/42	100,000	62,750
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
0.00%, 08/01/37†	10,000	1,257
5.38%, 08/01/38	15,000	9,000
6.00%, 08/01/39	35,000	22,050
5.25%, 08/01/41	100,000	59,500
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A-1
5.00%, 08/01/43	20,000	11,650
5.25%, 08/01/43	10,000	5,950
State of California, General Obligation
7.95%, 03/01/36	165,000	203,448
7.55%, 04/01/39	85,000	133,287
7.35%, 11/01/39	800,000	1,205,536
7.60%, 11/01/40	800,000	1,260,368
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	448,358

Total Municipal Bonds (Cost $15,057,330)		15,953,973

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $129.50, Expires 04/24/15 (MLCS)	33	15,984
5-Year U.S. Treasury Note, Strike Price $119.50, Expires 04/24/15 (MLCS)	51	45,024
5-Year U.S. Treasury Note, Strike Price $121.50, Expires 04/24/15 (MLCS)	51	3,586
90-Day Euro, Strike Price $99.63, Expires 12/14/15 (MLCS)	43	3,225

		67,819

Put Option — 0.0%
90-Day Euro, Strike Price $98.88, Expires 12/14/15 (MLCS)	43	3,225

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.00%, Expires 06/17/15 (MSCS)	$2,800,000,000	966

52	See Notes to Schedules of Investments.

	Notional Amount	Value
3-Month LIBOR, Strike Price 3.45%, Expires 09/21/15 (RBS)	$2,300,000	$6,289
3-Month LIBOR, Strike Price 3.96%, Expires 05/11/15 (GSC)	15,300,000	9

		7,264

Total Purchased Options (Cost $682,426)		78,308

	Par
U.S. TREASURY OBLIGATIONS — 37.5%
U.S. Treasury Bill
0.02%, 06/04/15	261,000	260,995

U.S. Treasury Bonds
6.13%, 11/15/27	200,000	289,656
6.13%, 08/15/29Δ	200,000	297,297
6.25%, 05/15/30Δ	5,000,000	7,601,560
4.38%, 11/15/39	200,000	269,438
3.13%, 02/15/42	300,000	335,391
3.00%, 05/15/42	400,000	436,438
2.75%, 08/15/42	500,000	520,508
2.75%, 11/15/42	1,750,000	1,819,043
3.63%, 08/15/43	4,500,000	5,499,846
3.75%, 11/15/43Δ	1,000,000	1,249,375
3.38%, 05/15/44Δ	12,740,000	14,926,706
3.13%, 08/15/44Δ	23,300,000	26,108,745
3.00%, 11/15/44Δ	2,500,000	2,739,647
2.50%, 02/15/45	7,510,000	7,441,944

		69,535,594

U.S. Treasury Inflationary Index Bonds
1.88%, 07/15/15	1,600,000	1,953,063
0.13%, 04/15/16	4,800,000	5,135,777
0.13%, 04/15/18	2,700,000	2,786,043
0.13%, 04/15/19	1,200,000	1,220,709
1.13%, 01/15/21	3,800,000	4,363,678
0.13%, 01/15/22	900,000	938,243
0.13%, 07/15/22	6,800,000	6,991,706
0.38%, 07/15/23	1,540,000	1,587,984
0.63%, 01/15/24	2,360,000	2,465,392
0.13%, 07/15/24Δ	18,370,000	18,104,622
0.25%, 01/15/25Δ	4,500,000	4,478,342
2.38%, 01/15/25	1,530,000	2,302,505
2.50%, 01/15/29	800,000	1,114,557
2.13%, 02/15/40	1,280,000	1,851,317
1.38%, 02/15/44	3,850,000	4,547,561
0.75%, 02/15/45	4,550,000	4,603,222

		64,444,721

U.S. Treasury Notes
0.25%, 09/30/15	11,900,000	11,906,509
0.25%, 10/31/15	19,000	19,009
0.38%, 03/31/16	26,500,000	26,526,924
2.25%, 03/31/16	712,000	725,851
0.25%, 05/15/16Δ	9,200,000	9,192,815
0.63%, 11/30/17	3,390,000	3,375,962
1.50%, 08/31/18	1,410,000	1,431,811
1.50%, 12/31/18	2,800,000	2,837,405
1.63%, 04/30/19	13,800,000	14,029,646
1.63%, 07/31/19Δ	3,980,000	4,040,010
1.75%, 09/30/19Δ	8,500,000	8,662,699
1.50%, 11/30/19Δ	11,060,000	11,145,538
1.63%, 12/31/19	8,160,000	8,264,546
1.25%, 01/31/20	2,500,000	2,487,305
1.38%, 02/29/20Δ	5,540,000	5,541,729
1.38%, 03/31/20	3,200,000	3,200,749
2.25%, 04/30/21	14,900,000	15,466,900
2.00%, 05/31/21	15,450,000	15,821,758
2.25%, 07/31/21	25,990,000	26,954,463
2.00%, 10/31/21	2,600,000	2,653,828
2.13%, 12/31/21	2,600,000	2,676,983
1.50%, 01/31/22	3,220,000	3,178,745
1.63%, 01/31/22	3,800,000	3,751,314
1.75%, 03/31/22	2,300,000	2,306,109
1.63%, 08/15/22	8,100,000	8,035,451
2.50%, 08/15/23	1,100,000	1,157,750
2.75%, 11/15/23	900,000	965,180
2.75%, 02/15/24Δ	9,100,000	9,753,353
2.50%, 05/15/24Δ	2,730,000	2,867,993
2.38%, 08/15/24	1,200,000	1,247,531
2.00%, 02/15/25Δ	50,000	50,320

		210,276,186

Total U.S. Treasury Obligations (Cost $334,072,141)		344,517,496

	Shares
PREFERRED STOCK — 0.1%
GMAC Capital Trust I,
8.125%, 02/15/40* (Cost $592,347)	23,879	626,824

	Par
REPURCHASE AGREEMENTS — 1.3%
JPMorgan Securities LLC
0.25% (dated 03/31/15, due 04/01/15, repurchase price $7,100,049, collateralized by U.S. Treasury Inflationary Index Bond, 2.125%, due 02/15/40, total market value $7,251,162)	$7,100,000	7,100,000
0.24% (dated 04/01/15, due 04/02/15, repurchase price $5,300,035, collateralized by U.S. Treasury Inflationary Index Bond, 2.125%, due 02/15/40, total market value $5,413,390)	5,300,000	5,300,000

Total Repurchase Agreements (Cost $12,400,000)		12,400,000

	Shares
MONEY MARKET FUNDS — 16.2%
GuideStone Money Market Fund (Investor Class)¥	76,453,668	76,453,668
Northern Institutional Liquid Assets Portfolio§	72,296,530	72,296,530

Total Money Market Funds (Cost $148,750,198)		148,750,198

TOTAL INVESTMENTS — 115.8% (Cost $1,043,827,119)		1,064,742,035

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $128.00, Expires 04/24/15 (MLCS)	(21)	$(26,250)
10-Year U.S. Treasury Note, Strike Price $130.00, Expires 05/22/15 (MLCS)	(49)	(32,922)
10-Year U.S. Treasury Note, Strike Price $130.50, Expires 04/24/15 (MLCS)	(76)	(16,625)
10-Year U.S. Treasury Note, Strike Price $130.50, Expires 05/22/15 (GSC)	(12)	(6,375)
10-Year U.S. Treasury Note, Strike Price $131.00, Expires 04/24/15 (MLCS)	(33)	(4,641)
10-Year U.S. Treasury Note, Strike Price $131.00, Expires 05/22/15 (MLCS)	(70)	(28,437)
10-Year U.S. Treasury Note, Strike Price $132.00, Expires 05/22/15 (MLCS)	(51)	(11,953)
5-Year U.S. Treasury Note, Strike Price $120.50, Expires 04/24/15 (MLCS)	(102)	(31,875)
90-Day Euro, Strike Price $99.25, Expires 12/14/15 (MLCS)	(43)	(21,231)
Euro-Bund, Strike Price $160.00, Expires 05/22/15 (CS)	(8)	(3,355)
Euro-Bund, Strike Price $161.00, Expires 05/22/15 (CS)	(2)	(365)

		(184,029)

	Notional Amount
U.S. Dollar vs. Indonesian Rupiahs, Strike Price $65.00, Expires 06/05/15 (JPM)	$(400,000)	(1,060)
U.S. Dollar vs. Indonesian Rupiahs, Strike Price $65.00, Expires 07/15/15 (JPM)	(400,000)	(2,492)

		(3,552)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 05/22/15 (MLCS)	(70)	(4,375)
10-Year U.S. Treasury Note, Strike Price $124.50, Expires 04/24/15 (MLCS)	(28)	(438)
90-Day Euro, Strike Price $99.25, Expires 12/14/15 (MLCS)	(43)	(11,019)
Euro-BOBL, Strike Price $98.75, Expires 06/12/15 (JEFF)	(33)	(3,919)
Euro-Bund, Strike Price $154.00, Expires 05/22/15 (CS)	(8)	(602)
Euro-Bund, Strike Price $155.00, Expires 05/22/15 (CS)	(2)	(280)

		(20,633)

	Notional Amount
U.S. Dollar vs. Brazilian Reals, Strike Price $3.02, Expires 05/22/15 (DEUT)	$(300,000)	(732)
U.S. Dollar vs. Brazilian Reals, Strike Price $3.04, Expires 04/23/15 (DEUT)	(400,000)	(1,316)
U.S. Dollar vs. Indonesian Rupiahs, Strike Price $61.50, Expires 07/15/15 (JPM)	(400,000)	(1,555)
U.S. Dollar vs. Indonesian Rupiahs, Strike Price $62.00, Expires 06/05/15 (JPM)	(400,000)	(1,164)

		(4,767)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.00%, Expires 04/15/15 (JPM)	(40,000,000)	—
3-Month LIBOR, Strike Price 1.00%, Expires 04/15/15 (BAR)	(320,000,000)	(4)
3-Month LIBOR, Strike Price 2.50%, Expires 09/21/15 (RBS)	(9,700,000)	(16,004)
3-Month LIBOR, Strike Price 3.60%, Expires 05/11/15 (GSC)	(34,200,000)	(7)

		(16,015)

Total Written Options (Premiums received $(814,137))		(228,996)

	Par
SECURITIES SOLD SHORT — (1.0)%
U.S. Treasury Notes
1.63%, 08/15/22	(8,100,000)	(8,035,451)
2.75%, 11/15/23	(900,000)	(965,180)

Total Securities Sold Short (Proceeds $(8,920,887))		(9,000,631)

Liabilities in Excess of Other Assets — (14.8)%		(135,911,001)

NET ASSETS — 100.0%		$919,601,407

54	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2015:

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	950,000	$(10,970)	CITI	$(10,970)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	460,000	(5,308)	CITI	(3,635)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	430,000	(5,280)	CITI	(3,169)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	250,000	(2,887)	CITI	(1,482)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	220,000	(2,702)	CITI	(1,547)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	210,000	(2,425)	CITI	(1,180)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	190,000	(2,332)	CITI	(1,931)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	190,000	(2,332)	CITI	(1,821)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	180,000	(2,210)	CITI	(1,859)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	140,000	(1,718)	CITI	(1,104)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	130,000	(1,595)	CITI	(1,418)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(1,384)	CITI	92
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(1,385)	CITI	(741)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(1,385)	CITI	(729)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(1,386)	CITI	(77)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(1,473)	JPM	(1,157)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(1,474)	CITI	(1,294)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	80,000	(923)	CITI	110
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	80,000	(982)	CITI	(724)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(692)	CITI	(368)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(693)	CITI	(374)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(737)	JPM	(557)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	50,000	(577)	CITI	(286)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	40,000	(462)	CITI	(12)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	30,000	(346)	BOA	(194)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	20,000	(231)	BOA	(119)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	20,000	(246)	CITI	(143)

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	10,000	$(115)	JPM	$(63)
09/20/20	Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	USD	300,000	(6,568)	GSC	(10,800)

					$(60,818)		$(47,552)

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
05/20/17	Federated Republic of Brazil, 12.50% due 03/06/30	2.02%	(1.04)%	USD	1,000,000	$(16,707)	DEUT	$(16,707)
09/20/17	GMAC LLC, 6.88% due 08/28/12	1.29%	(3.53)%	USD	2,300,000	127,270	DEUT	127,270
12/20/18	Goldman Sachs Group, Inc., 5.95% due 01/18/18	0.64%	(1.00)%	USD	700,000	9,383	MSCS	3,109

						$119,946		$113,672

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
12/20/15	Dow Jones CDX.NA.HY15 Index	(5.00)%	USD	2,046,000	$(59,698)	CME	$(101,897)

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
06/20/16	Dow Jones CDX.NA.IG16 Index	0.16%	1.00%	USD	4,825,000	$51,667	JPM	$46,718
06/20/16	Dow Jones CDX.NA.IG16 Index	0.16%	1.00%	USD	3,000,000	32,125	BOA	30,459
12/20/19	Dow Jones CDX.NA.IG23 Index	0.64%	(1.00)%	USD	11,975,000	201,951	JPM	13,404

						$285,743		$90,581

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
06/17/16	3-Month LIBOR	(0.75)%	USD	16,600,000	$(27,558)	CME	$(9,597)
01/02/17	Brazil CETIP Interbank Deposit	12.27%	BRL	20,000	(21)	DEUT	(21)
01/02/17	Brazil CETIP Interbank Deposit	12.65%	BRL	10,000	15	DEUT	15
03/07/17	3-Month KORIBOR	2.88%	KRW	706,340,000	14,851	CITI	14,851
06/17/17	3-Month LIBOR	(1.25)%	USD	10,000,000	(737)	CME	15,962
10/06/17	6-Month LIBOR	(1.84)%	GBP	10,000,000	(227,483)	CME	(55,393)
10/15/17	3-Month KORIBOR	2.25%	KRW	3,619,650,000	79,454	DEUT	79,454
10/28/17	3-Month KORIBOR	2.17%	KRW	382,410,000	4,240	CITI	4,240
12/16/17	6-Month LIBOR	(1.50)%	GBP	6,700,000	(71,405)	CME	(56,413)
11/14/18	3-Month KLIBOR	(3.88)%	MYR	860,000	(2,210)	DEUT	(2,210)
11/19/18	3-Month KLIBOR	(3.92)%	MYR	960,000	(1,730)	CITI	(1,730)
12/11/18	3-Month KLIBOR	(3.97)%	MYR	1,570,000	(3,729)	JPM	(3,729)

56	See Notes to Schedules of Investments.

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
10/16/19	3-Month LIBOR	(1.71)%	USD	10,500,000	$(189,475)	CME	$(189,475)
10/16/19	3-Month LIBOR	(1.65)%	USD	9,400,000	(146,717)	CME	(146,717)
02/05/20	MXN-TIIE-Banxico	5.27%	MXN	272,900,000	91,658	CME	99,876
06/17/20	3-Month LIBOR	(2.25)%	USD	3,000,000	(90,439)	CME	(41,855)
09/21/21	MXN-TIIE-Banxico	6.07%	MXN	79,700,000	184,023	CME	184,023
11/17/21	MXN-TIIE-Banxico	5.43%	MXN	30,100,000	(22,777)	CME	(11,285)
12/17/21	3-Month LIBOR	(2.50)%	USD	104,500,000	(5,635,685)	CME	(4,078,129)
06/17/22	3-Month LIBOR	(2.50)%	USD	4,800,000	(200,751)	CME	(82,879)
07/31/23	3-Month LIBOR	2.65%	USD	4,200,000	256,757	CME	256,757
08/08/23	3-Month KORIBOR	(3.45)%	KRW	1,328,210,000	(141,696)	CITI	(141,696)
08/14/23	3-Month KLIBOR	(4.49)%	MYR	220,000	(2,023)	DEUT	(2,023)
08/16/23	3-Month KORIBOR	(3.49)%	KRW	185,320,000	(19,944)	CITI	(19,944)
08/19/23	3-Month KORIBOR	(3.56)%	KRW	228,920,000	(26,250)	JPM	(26,255)
09/26/23	3-Month KLIBOR	(4.33)%	MYR	370,000	(2,076)	JPM	(2,076)
11/15/23	3-Month KLIBOR	(4.45)%	MYR	600,000	(5,542)	CITI	(5,542)
12/23/23	3-Month KORIBOR	(3.47)%	KRW	239,520,000	(26,295)	CITI	(26,295)
01/07/24	3-Month KORIBOR	(3.47)%	KRW	172,160,000	(19,462)	CITI	(19,462)
01/13/24	3-Month KORIBOR	(3.45)%	KRW	71,390,000	(7,851)	JPM	(7,851)
01/16/24	3-Month KORIBOR	(3.46)%	KRW	87,250,000	(9,664)	JPM	(9,664)
01/17/24	3-Month KORIBOR	(3.44)%	KRW	119,775,000	(13,141)	JPM	(13,141)
01/27/24	3-Month KORIBOR	(3.38)%	KRW	163,080,000	(17,285)	JPM	(17,285)
11/13/24	6-Month LIBOR	(2.45)%	GBP	1,200,000	(137,944)	CME	(137,853)
09/20/29	MXN-TIIE-Banxico	6.71%	MXN	9,700,000	27,851	CME	(11,043)
11/29/29	MXN-TIIE-Banxico	6.77%	MXN	30,300,000	88,451	CME	88,451
01/14/30	United Kingdom Retail Price Index	3.14%	GBP	1,410,000	15,863	GSC	15,863
02/18/30	MXN-TIIE-Banxico	6.62%	MXN	100,000	194	CME	191
06/17/30	3-Month LIBOR	2.25%	USD	3,400,000	(10,492)	CME	88,998
12/18/43	3-Month LIBOR	(3.00)%	USD	2,700,000	(367,646)	JPM	(812,732)
12/15/44	United Kingdom Retail Price Index	(3.53)%	GBP	100,000	1,435	CS	612
12/15/44	United Kingdom Retail Price Index	3.45%	GBP	100,000	—	CS	355
12/17/44	3-Month LIBOR	(3.50)%	USD	17,600,000	(4,354,412)	JPM	(1,792,418)
06/15/45	3-Month LIBOR	(2.50)%	USD	4,200,000	(72,823)	CME	740

					$(11,090,471)		$(6,874,325)

Maturity Date	Fixed Deal Rate	Notional Amount of Currency Received	Currency	Fixed Pay Rate	Notional Amount of Currency Delivered	Currency	Market Value	Counter- party	Unrealized Appreciation (Depreciation)
Cross Currency Swap
06/17/25	3-Month EURIBOR	5,900,000	EUR	3-Month LIBOR	6,858,750	USD	$(433,998)	CITI	$(358,806)

Total Swap agreements outstanding at March 31, 2015							$(11,239,296)		$(7,178,327)

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$11,136,614	$—	$11,136,614	$—
Asset-Backed Securities	25,023,528	—	23,203,014	1,820,514
Corporate Bonds	162,884,577	—	162,036,391	848,186
Foreign Bonds:
Australia	3,260,505	—	3,260,505	—
Austria	245,250	—	245,250	—
Bermuda	872,577	—	872,577	—
Brazil	1,190,981	—	1,190,981	—
Canada	3,709,180	—	3,709,180	—
Cayman Islands	2,275,735	—	2,275,735	—
Chile	411,137	—	411,137	—
Colombia	1,471,904	—	1,471,904	—
Costa Rica	204,000	—	204,000	—
Croatia (Hrvatska)	213,250	—	213,250	—
Dominican Republic	431,297	—	431,297	—
France	9,462,875	—	9,462,875	—
Germany	4,294,697	—	4,294,697	—
Greece	599,987	—	599,987	—
Guernsey	506,894	—	506,894	—
Iceland	14	—	—	14
Indonesia	1,185,438	—	1,185,438	—
Ireland	1,612,869	—	—	1,612,869
Israel	2,374,264	—	2,374,264	—
Italy	2,957,283	—	2,957,283	—
Japan	1,182,666	—	1,182,666	—
Jersey	254,401	—	254,401	—
Jordan	1,254,760	—	1,254,760	—
Luxembourg	930,250	—	930,250	—
Mexico	18,196,157	—	18,196,157	—
Netherlands	8,873,699	—	8,873,699	—
New Zealand	221,669	—	221,669	—
Norway	500,287	—	500,287	—
Peru	122,750	—	122,750	—
Poland	1,080,940	—	1,080,940	—
Russia	978,387	—	978,387	—
Singapore	329,196	—	329,196	—
South Africa	987,452	—	987,452	—
South Korea	3,542,426	—	3,542,426	—
Spain	300,426	—	300,426	—
Supranational	395,235	—	395,235	—
Sweden	1,609,795	—	1,609,795	—
Switzerland	4,024,828	—	4,024,828	—
Turkey	2,058,501	—	2,058,501	—
United Kingdom	14,465,278	—	14,465,278	—
Virgin Islands (British)	4,248,359	—	4,248,359	—
Foreign Government Inflation-Linked Bond	1,591,643	—	—	1,591,643
Loan Agreements	3,567,654	—	3,567,654	—
Money Market Funds	148,750,198	148,750,198	—	—
Mortgage-Backed Securities	235,373,621	—	229,134,522	6,239,099

58	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds	$15,953,973	$—	$15,953,973	$—
Preferred Stock	626,824	626,824	—	—
Purchased Options	78,308	71,044	7,264	—
Repurchase Agreements	12,400,000	—	12,400,000	—
U.S. Treasury Obligations	344,517,496	—	344,517,496	—

Total Assets — Investments in Securities	$1,064,742,035	$149,448,066	$903,181,644	$12,112,325

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,559,089	$—	$1,559,089	$—

Total Assets — Other Financial Instruments	$1,559,089	$—	$1,559,089	$—

Liabilities:
Investments in Securities:
Securities Sold Short	$(9,000,631)	$—	$(9,000,631)	$—
Written Options	(228,996)	(204,661)	(24,335)	—

Total Liabilities — Investments in Securities	$(9,229,627)	$(204,661)	$(9,024,966)	$—

Other Financial Instruments***
Futures Contracts	$(887,757)	$(887,757)	$—	$—
Swap Agreements	(11,239,296)	—	(11,239,296)	—

Total Liabilities — Other Financial Instruments	$(12,127,053)	$(887,757)	$(11,239,296)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Government Inflation- Linked Note	Mortgage-Backed Securities
Balance, 12/31/14	$12,902,321	$2,138,585	$1,259,902	$211,147	$1,903,946	$7,388,741
Accrued discounts/premiums	2,683	4,499	(920)	1,427	(99)	(2,224)
Realized gain (loss)	1,956,963	69,668	(1,840)	1,887,466	—	1,669
Change in unrealized appreciation (depreciation)	(324,685)	46,724	(745)	(22,225)	(312,204)	(36,235)
Purchases	2,214,738	580,000	—	1,634,770	—	(32)
Sales	(2,320,406)	(1,010,066)	(74,894)	—	—	(1,235,446)
Transfers in to Level 3(1)	299,226	—	183	—	—	299,043
Transfers out of Level 3(2)	(333,500)	—	(333,500)	—	—	—
Maturities	(2,099,702)	—	—	(2,099,702)	—	—
Paydowns	(185,313)	(8,896)	—	—	—	(176,417)

Balance, 03/31/15	$12,112,325	$1,820,514	$848,186	$1,612,883	$1,591,643	$6,239,099

See Notes to Schedules of Investments.	59

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2015 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2015 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

60	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.0%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39
(Cost $3,063,198)	$2,300,000	$3,210,204

CORPORATE BONDS — 51.7%
21st Century Fox America, Inc.
4.75%, 09/15/44Δ	1,847,000	2,078,636
AES Corporation
4.88%, 05/15/23	60,000	58,799
Aflac, Inc.
6.45%, 08/15/40	4,705,000	6,236,760
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	106,575
Alcoa, Inc.
5.87%, 02/23/22	10,000	11,106
6.75%, 01/15/28	235,000	270,767
5.95%, 02/01/37	85,000	89,503
Ally Financial, Inc.
8.00%, 11/01/31	177,000	221,914
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	485,393	578,153
American International Group, Inc.
4.38%, 01/15/55	3,170,000	3,209,866
Andarko Holding Co.
7.15%, 05/15/28	250,000	324,212
AT&T, Inc.
4.30%, 12/15/42Δ	1,242,000	1,192,690
4.35%, 06/15/45	1,120,000	1,075,661
Bank of America Corporation
6.11%, 01/29/37	900,000	1,099,479
Bank of America NA
6.00%, 10/15/36	5,000,000	6,448,260
Barrick North America Finance LLC
5.70%, 05/30/41	2,582,000	2,605,194
BorgWarner, Inc.
4.38%, 03/15/45	727,000	758,015
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV 144AΔ	60,000	63,263
Bruce Mansfield Unit
6.85%, 06/01/34Δ	1,020,150	1,080,459
California Institute of Technology
4.70%, 11/01/11	3,030,000	3,315,947
CBS Corporation
4.60%, 01/15/45	1,298,000	1,326,742
CenturyLink, Inc.
6.45%, 06/15/21	260,000	281,775
6.88%, 01/15/28	65,000	67,925
7.65%, 03/15/42	295,000	303,112
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	10,000	10,375
6.88%, 11/15/20	15,000	15,750
2.75%, 11/15/35 CONVΔ	75,000	75,562
2.50%, 05/15/37 CONVΔ	200,000	192,625
2.25%, 12/15/38 CONV	50,000	45,625
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	190,747
Citigroup, Inc.
8.13%, 07/15/39	3,584,000	5,656,581
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	40,000	22,600
4.88%, 04/01/21	25,000	13,375
6.25%, 10/01/40Δ	75,000	38,625
Comcast Corporation
4.20%, 08/15/34	2,612,000	2,835,389
4.50%, 01/15/43	1,460,000	1,609,463
ConocoPhillips Co.
4.30%, 11/15/44Δ	1,983,000	2,110,081
Continental Airlines 1999-2 Class B Pass Through Trust
7.57%, 09/15/21	25,620	26,499
Continental Airlines 2000-2 Class B Pass Through Trust
8.31%, 10/02/19	63,948	70,183
Continental Resources, Inc.
4.50%, 04/15/23	5,000	4,861
3.80%, 06/01/24Δ	70,000	64,644
Corning, Inc.
7.25%, 08/15/36	850,000	1,108,091
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,913,482
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	1,044,683
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	454,850
Dillard’s, Inc.
7.00%, 12/01/28	500,000	542,500
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,527,574
DPL, Inc.
6.75%, 10/01/19 144A	173,000	183,380
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	669,265
4.95%, 10/15/54	515,000	552,116
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,217,500
Ford Motor Co.
6.63%, 10/01/28	680,000	875,875
6.38%, 02/01/29	1,255,000	1,554,720
FTS International, Inc.
6.25%, 05/01/22 144A	90,000	66,600
General Electric Capital Corporation
6.75%, 03/15/32	2,000,000	2,774,048
6.15%, 08/07/37	3,000,000	3,995,664
5.88%, 01/14/38	150,000	194,340
General Motors Financial Co., Inc.
4.38%, 09/25/21	130,000	138,234
Genworth Holdings, Inc.
4.90%, 08/15/23Δ	115,000	98,900
4.80%, 02/15/24	45,000	38,081
6.50%, 06/15/34	50,000	44,783
Global Marine, Inc.
7.00%, 06/01/28	20,000	13,000
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	657,802
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,130,000
7.05%, 12/01/27	500,000	537,500

See Notes to Schedules of Investments.	61

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
HSBC Bank USA NA
7.00%, 01/15/39	$4,248,000	$6,022,717
Intel Corporation
3.25%, 08/01/39 CONV	1,155,000	1,825,628
International Paper Co.
8.70%, 06/15/38	2,643,000	3,960,131
iStar Financial, Inc.
3.00%, 11/15/16 CONV	95,000	112,753
7.13%, 02/15/18Δ	180,000	192,375
Jefferies Group LLC
6.45%, 06/08/27	50,000	54,250
3.88%, 11/01/29 CONV	65,000	65,934
6.25%, 01/15/36	185,000	185,786
6.50%, 01/20/43	1,990,000	1,986,360
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	289,208
5.60%, 07/15/41	4,156,000	5,104,121
KB Home
1.38%, 02/01/19 CONV	30,000	28,838
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	309,057
5.00%, 08/15/42	271,000	264,147
Kinder Morgan, Inc.
5.55%, 06/01/45	2,218,000	2,347,287
Kraft Foods Group, Inc.
6.88%, 01/26/39	2,268,000	3,028,256
6.50%, 02/09/40	1,000,000	1,299,323
Level 3 Communications, Inc.
5.75%, 12/01/22	65,000	66,748
Level 3 Financing, Inc.
5.63%, 02/01/23 144A	430,000	443,975
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,763,138
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	313,802
Marathon Petroleum Corporation
5.00%, 09/15/54	1,241,000	1,250,913
Masco Corporation
7.75%, 08/01/29	275,000	320,375
6.50%, 08/15/32	55,000	59,125
Mead Corporation
7.55%, 03/01/47@	515,000	663,187
Medtronic, Inc.
4.63%, 03/15/45 144A	1,852,000	2,104,554
MetLife, Inc.
5.88%, 02/06/41	2,675,000	3,486,595
6.40%, 12/15/66	310,000	368,900
Monsanto Co.
4.70%, 07/15/64	537,000	587,305
Morgan Stanley
4.75%, 11/16/18(A)Δ	295,000	235,588
3.13%, 08/05/21(C)	235,000	193,697
4.10%, 05/22/23	300,000	312,537
6.25%, 08/09/26	600,000	746,684
4.35%, 09/08/26	410,000	430,370
4.30%, 01/27/45	1,092,000	1,136,372
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	52,854
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	134,931
Navient Corporation
5.88%, 10/25/24	20,000	18,750
New Albertsons, Inc.
7.45%, 08/01/29	55,000	50,600
8.70%, 05/01/30	25,000	24,750
8.00%, 05/01/31	295,000	281,725
Newell Rubbermaid, Inc.
4.00%, 12/01/24	200,000	211,166
Noble Energy, Inc.
5.05%, 11/15/44	647,000	681,544
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,672,175
4.88%, 10/01/24	230,000	245,105
Owens Corning
7.00%, 12/01/36	2,360,000	2,899,666
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144AΔ	1,750,000	2,632,128
Phillips 66
4.65%, 11/15/34	1,271,000	1,351,050
4.88%, 11/15/44	1,000,000	1,075,206
Phillips 66 Partners LP
4.68%, 02/15/45	417,000	419,756
Priceline Group, Inc.
0.90%, 09/15/21 CONV 144A	10,000	9,675
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	5,311,815
5.63%, 05/12/41	987,000	1,178,105
PulteGroup, Inc.
6.38%, 05/15/33Δ	1,000,000	1,040,000
Qwest Corporation
7.25%, 09/15/25	490,000	570,758
6.88%, 09/15/33Δ	2,250,000	2,269,199
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	26,043
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	245,000	151,900
Sealed Air Corporation
4.88%, 12/01/22 144A	10,000	10,200
Sempra Energy
6.00%, 10/15/39	991,000	1,278,071
SLM Corporation
5.00%, 06/15/18Δ	335,000	335,838
5.63%, 08/01/33	1,460,000	1,195,375
Sprint Capital Corporation
6.90%, 05/01/19	30,000	31,162
6.88%, 11/15/28	1,025,000	945,562
8.75%, 03/15/32	20,000	20,750
Sprint Communications, Inc.
6.00%, 11/15/22Δ	25,000	23,844
Tenet Healthcare Corporation
5.00%, 03/01/19 144AΔ	220,000	218,900
Textron, Inc.
6.63%, 04/07/20(U)	160,000	280,038
Toro Co.
6.63%, 05/01/37@	300,000	363,511
Tyson Foods, Inc.
5.15%, 08/15/44Δ	895,000	1,045,816
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27Δ	115,000	120,900
United States Steel Corporation
6.65%, 06/01/37	95,000	83,363
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,771,458

62	See Notes to Schedules of Investments.

	Par	Value
University of Southern California
5.25%, 10/01/11	$2,779,000	$3,759,287
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26	411,384	470,007
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	276,233	297,124
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	5,000	5,212
Verizon Communications, Inc.
6.00%, 04/01/41	2,770,000	3,343,293
6.55%, 09/15/43	60,000	78,244
5.01%, 08/21/54	491,000	511,691
4.67%, 03/15/55 144A	580,000	570,556
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	150,000	160,620
WellPoint, Inc.
6.38%, 06/15/37	1,208,000	1,575,751
Wells Fargo & Co.
5.61%, 01/15/44	4,912,000	5,971,111
Weyerhaeuser Co.
6.88%, 12/15/33	580,000	744,771

Total Corporate Bonds (Cost $134,858,556)		159,202,178

FOREIGN BONDS — 19.4%
Australia — 2.8%
Barrick PD Australia Finance Propriety, Ltd.
5.95%, 10/15/39	2,870,000	2,883,475
BHP Billiton Finance (USA), Ltd.
5.00%, 09/30/43	1,439,000	1,654,562
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	618,213
3.50%, 03/20/19(A)	60,000	48,232
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	3,333,308

		8,537,790

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	854,444

Canada — 4.0%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	745,000	703,094
Canada Generic Residual STRIP
1.43%, 06/01/25(C)Ω†	3,685,000	2,534,359
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144A	1,979,000	2,144,504
Ontario Generic Residual STRIP
2.67%, 03/08/29(C)Ω†	4,600,000	2,511,650
Saskatchewan Residual STRIP
1.88%, 02/04/22(C)Ω†	3,000,000	2,038,877
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	488,088
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,541,000	1,963,775

		12,384,347

Cayman Islands — 0.7%
Transocean, Inc.
6.38%, 12/15/21Δ	40,000	33,750
3.80%, 10/15/22Δ	190,000	139,591
XLIT, Ltd.
6.25%, 05/15/27	1,530,000	1,910,613

		2,083,954

Ireland — 0.1%
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	234,941

Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33	755,000	811,625
6.00%, 09/30/34	1,010,000	1,047,875

		1,859,500

Luxembourg — 0.4%
ArcelorMittal
7.75%, 10/15/39	215,000	226,825
7.50%, 03/01/41Δ	975,000	1,018,875

		1,245,700

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	305,436

Mexico — 1.0%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	165,152
8.46%, 12/18/36(M)	12,000,000	787,314
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,595,902
10.00%, 12/05/24(M)	3,500,000	298,567
7.50%, 06/03/27(M)	3,500,000	255,219
8.50%, 05/31/29(M)	500,000	39,684
7.75%, 05/29/31(M)	1,000,000	74,666

		3,216,504

Netherlands — 3.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,023,000	1,247,372
5.75%, 12/01/43	2,750,000	3,431,134
EDP Finance BV
4.90%, 10/01/19 144A	500,000	532,780
Enel Finance International NV
6.80%, 09/15/37 144AΔ	100,000	130,699
6.00%, 10/07/39 144A	500,000	609,098
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,396,418
Petrobras Global Finance BV
5.63%, 05/20/43	120,000	97,188

		10,444,689

New Zealand — 0.2%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	755,958

See Notes to Schedules of Investments.	63

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Norway — 0.4%
Norway Government Bond
5.00%, 05/15/15(K)	$540,000	$67,302
4.25%, 05/19/17(K)	7,670,000	1,020,055

		1,087,357

Spain — 0.8%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	84,751
7.05%, 06/20/36	1,720,000	2,383,326

		2,468,077

Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,470,685

United Kingdom — 3.8%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	674,941
Ensco PLC
5.75%, 10/01/44	2,434,000	2,365,580
HBOS PLC
6.00%, 11/01/33 144A	925,000	1,099,801
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	2,013,000	1,990,648
Standard Chartered PLC
5.70%, 03/26/44 144A	4,985,000	5,586,256

		11,717,226

Total Foreign Bonds (Cost $53,419,744)		59,666,608

MORTGAGE-BACKED SECURITY — 0.3%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $925,944)	1,020,947	1,029,249

MUNICIPAL BONDS — 2.0%
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	642,938
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	425,000	419,186
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	5,210,993

Total Municipal Bonds (Cost $5,827,926)		6,273,117

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Bills
0.04%, 07/16/15	1,000,000	999,919
0.07%, 07/16/15	4,893,000	4,892,604

		5,892,523

U.S. Treasury Bonds
4.50%, 02/15/36Δ	12,161,000	16,570,311
2.75%, 11/15/42Δ	1,200,000	1,247,344
2.88%, 05/15/43	1,345,000	1,433,266
3.75%, 11/15/43Δ	5,594,300	6,989,378
3.63%, 02/15/44	6,439,600	7,874,929
3.13%, 08/15/44Δ	19,504,600	21,855,821

		55,971,049

U.S. Treasury Notes
0.25%, 02/29/16Δ	860,000	860,000
2.25%, 11/15/24	3,400,000	3,495,625

		4,355,625

Total U.S. Treasury Obligations (Cost $62,511,679)		66,219,197

	Shares
PREFERRED STOCKS — 0.2%
Alcoa, Inc.,
5.38%, 10/01/17 CONVΔ	1,660	72,775
Ally Financial, Inc.,
7.00%, 12/31/49 144A	82	83,755
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONV	620	56,575
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144AΔ	80	69,100
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	5,350	321,000

Total Preferred Stocks (Cost $448,399)		603,205

MONEY MARKET FUNDS — 13.3%
GuideStone Money Market Fund (Investor Class)¥	10,976,275	10,976,275
Northern Institutional Liquid Assets Portfolio§	30,132,448	30,132,448

Total Money Market Funds (Cost $41,108,723)		41,108,723

TOTAL INVESTMENTS — 109.4% (Cost $302,164,169)		337,312,481
Liabilities in Excess of Other Assets — (9.4)%		(29,117,890)

NET ASSETS — 100.0%		$308,194,591

64	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$3,210,204	$—	$3,210,204	$—
Corporate Bonds	159,202,178	—	157,137,007	2,065,171
Foreign Bonds	59,666,608	—	59,666,608	—
Money Market Funds	41,108,723	41,108,723	—	—
Mortgage-Backed Security	1,029,249	—	1,029,249	—
Municipal Bonds	6,273,117	—	6,273,117	—
Preferred Stocks	603,205	603,205	—	—
U.S. Treasury Obligations	66,219,197	—	66,219,197	—

Total Assets — Investments in Securities	$337,312,481	$41,711,928	$293,535,382	$2,065,171

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2015.

See Notes to Schedules of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Par	Value
CORPORATE BONDS — 37.0%
24 Hour Holdings III LLC
8.00%, 06/01/22 144AΔ	$50,000	$42,750
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	106,000	119,250
5.13%, 07/01/22	110,000	110,688
Access Midstream Partners LP
6.13%, 07/15/22	150,000	158,992
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	70,000	74,725
6.13%, 09/15/23 144A	60,000	65,550
AECOM Technology Corporation
5.75%, 10/15/22 144A	55,000	57,062
5.88%, 10/15/24 144A	245,000	257,862
AES Corporation
8.00%, 06/01/20	350,000	401,625
7.38%, 07/01/21	170,000	189,550
4.88%, 05/15/23	1,710,000	1,675,800
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	275,000	279,125
Alcoa, Inc.
5.87%, 02/23/22	5,000	5,553
5.90%, 02/01/27	825,000	910,447
6.75%, 01/15/28	1,380,000	1,590,036
5.95%, 02/01/37	65,000	68,443
Ally Financial, Inc.
5.50%, 02/15/17	70,000	72,975
8.00%, 12/31/18	104,000	117,520
3.50%, 01/27/19	1,000,000	990,000
8.00%, 03/15/20	161,000	192,395
7.50%, 09/15/20	332,000	389,685
5.13%, 09/30/24	920,000	951,050
8.00%, 11/01/31	345,000	432,544
American Airlines Group, Inc.
5.50%, 10/01/19 144AΔ	1,825,000	1,879,750
American Axle & Manufacturing, Inc.
6.63%, 10/15/22Δ	150,000	161,625
American International Group, Inc.
5.45%, 05/18/17Δ	25,000	27,222
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	10,672
6.38%, 09/15/17	80,000	89,061
Antero Resources Corporation
5.13%, 12/01/22Δ	160,000	154,400
Appvion, Inc.
9.00%, 06/01/20 144A	210,000	139,125
Arch Coal, Inc.
9.88%, 06/15/19Δ	400,000	120,000
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	344,850
AT&T, Inc.
3.88%, 08/15/21	60,000	63,653
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	565,000	477,425
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	100,000	96,500
Avon Products, Inc.
7.70%, 03/15/43	115,000	97,175
Bank of America Corporation
5.49%, 03/15/19	100,000	110,871
4.25%, 10/22/26	100,000	103,375
6.11%, 01/29/37	1,300,000	1,588,136
6.50%, 10/29/49†	920,000	975,200
5.20%, 12/29/49†Δ	550,000	533,500
Barrick North America Finance LLC
5.75%, 05/01/43	1,000,000	1,040,867
Beazer Homes USA, Inc.
7.25%, 02/01/23Δ	50,000	48,000
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,653,662
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	206,000
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV 144AΔ	130,000	137,069
California Resources Corporation
6.00%, 11/15/24 144AΔ	970,000	856,025
Calpine Corporation
6.00%, 01/15/22 144A	310,000	333,250
5.88%, 01/15/24 144AΔ	304,000	329,992
Calumet Specialty Products Partners LP
6.50%, 04/15/21 144A	230,000	224,250
CCO Holdings LLC
7.00%, 01/15/19Δ	230,000	239,775
CCOH Safari LLC
5.50%, 12/01/22	140,000	143,500
5.75%, 12/01/24	60,000	61,950
Cemex Finance LLC
9.38%, 10/12/22	550,000	627,000
Centene Corporation
4.75%, 05/15/22Δ	100,000	103,875
Century Intermediate Holding Co. 2 Cash coupon
9.75%, 02/15/19 PIK 144AΔ	130,000	138,775
CenturyLink, Inc.
7.60%, 09/15/39	755,000	777,178
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	5,000	5,188
6.88%, 11/15/20	75,000	78,750
6.13%, 02/15/21Δ	140,000	142,450
5.38%, 06/15/21Δ	80,000	78,000
4.88%, 04/15/22Δ	50,000	47,125
5.75%, 03/15/23Δ	140,000	137,200
2.75%, 11/15/35 CONVΔ	170,000	171,275
2.50%, 05/15/37 CONV	390,000	375,619
2.25%, 12/15/38 CONVΔ	1,270,000	1,158,875
Chrysler Group LLC
8.25%, 06/15/21Δ	200,000	222,822
Ciena Corporation
0.88%, 06/15/17 CONVΔ	2,090,000	2,083,469
3.75%, 10/15/18 CONV 144A	415,000	510,709
Cimarex Energy Co.
4.38%, 06/01/24	90,000	89,775
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	148,412
CIT Group, Inc.
5.00%, 08/15/22	500,000	514,375

66	See Notes to Schedules of Investments.

	Par	Value
5.00%, 08/01/23	$670,000	$688,425
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	492,501
3.50%, 05/15/23	1,305,000	1,302,754
5.35%, 04/29/49†Δ	360,000	350,100
6.30%, 12/29/49†Δ	1,330,000	1,361,588
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	112,750
Cliffs Natural Resources, Inc.
6.25%, 10/01/40Δ	1,920,000	988,800
Cloud Peak Energy Resources LLC
6.38%, 03/15/24Δ	60,000	52,200
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15Δ	125,000	129,316
Comcast Corporation
5.15%, 03/01/20	170,000	195,601
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A	40,000	30,900
Concho Resources, Inc.
5.50%, 10/01/22Δ	520,000	526,500
5.50%, 04/01/23	700,000	708,680
ConocoPhillips
6.50%, 02/01/39	20,000	27,073
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/23	449,950	506,757
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	893,424	967,132
Continental Resources, Inc.
4.50%, 04/15/23	15,000	14,582
3.80%, 06/01/24Δ	145,000	133,905
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	294,642
Crestwood Midstream Partners LP
6.00%, 12/15/20Δ	250,000	252,500
6.13%, 03/01/22	120,000	121,500
CSC Holdings LLC
6.75%, 11/15/21	210,000	233,888
5.25%, 06/01/24 144AΔ	140,000	143,150
CST Brands, Inc.
5.00%, 05/01/23	170,000	174,250
CTR Partnership LP
5.88%, 06/01/21	500,000	512,500
Cummins, Inc.
5.65%, 03/01/98	860,000	1,015,799
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,412,025
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24	90,000	91,969
Delta Air Lines 2007-1 Class B Pass Through Trust
8.02%, 02/10/24	60,580	70,272
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,012,375
DISH DBS Corporation
5.88%, 07/15/22	600,000	611,250
5.00%, 03/15/23	410,000	399,668
5.88%, 11/15/24	470,000	471,762
DJO Finance LLC
8.75%, 03/15/18@Δ	600,000	631,500
9.88%, 04/15/18@	30,000	31,350
DPL, Inc.
6.75%, 10/01/19 144A	390,000	413,400
DS Services of America, Inc.
10.00%, 09/01/21 144A	265,000	311,375
Eagle Spinco, Inc.
4.63%, 02/15/21	520,000	516,100
El Paso LLC
7.75%, 01/15/32	80,000	98,959
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	112,573
8.38%, 06/15/32	75,000	96,664
Embarq Corporation
8.00%, 06/01/36	995,000	1,185,642
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	63,245
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,440,739
Erickson, Inc.
8.25%, 05/01/20Δ	240,000	194,880
ExamWorks Group, Inc.
9.00%, 07/15/19	60,000	63,750
EXCO Resources, Inc.
7.50%, 09/15/18Δ	150,000	89,625
Exterran Partners LP
6.00%, 10/01/22	90,000	82,800
Family Tree Escrow LLC
5.25%, 03/01/20 144A	120,000	126,300
First Cash Financial Services, Inc.
6.75%, 04/01/21	40,000	41,400
First Data Corporation
12.63%, 01/15/21	320,000	380,000
FirstEnergy Corporation
7.38%, 11/15/31	185,000	235,547
Florida East Coast Holdings Corporation
6.75%, 05/01/19 144AΔ	540,000	545,400
9.75%, 05/01/20 144A	120,000	117,300
Ford Motor Co.
6.63%, 10/01/28	850,000	1,094,844
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 144AΔ	750,000	825,000
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	33,015
Frontier Communications Corporation
7.88%, 01/15/27	405,000	414,112
FTS International, Inc.
6.25%, 05/01/22 144AΔ	410,000	303,400
GameStop Corporation
5.50%, 10/01/19 144AΔ	295,000	306,062
Gannett Co., Inc.
4.88%, 09/15/21 144A	70,000	71,575
General Electric Capital Corporation
6.50%, 09/28/15(Z)	255,000	193,149
6.75%, 09/26/16(Z)	150,000	116,859
3.15%, 09/07/22	330,000	341,850
6.75%, 03/15/32	30,000	41,611

See Notes to Schedules of Investments.	67

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
General Motors Financial Co., Inc.
2.75%, 05/15/16	$10,000	$10,130
4.38%, 09/25/21	420,000	446,603
GenOn REMA LLC
9.68%, 07/02/26	300,000	324,000
Genworth Holdings, Inc.
4.90%, 08/15/23Δ	250,000	215,000
4.80%, 02/15/24	105,000	88,856
6.50%, 06/15/34	110,000	98,523
Geo Group, Inc.
5.88%, 10/15/24Δ	100,000	104,500
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	915,650
Global Marine, Inc.
7.00%, 06/01/28	45,000	29,250
Goldman Sachs Capital II
4.00%, 12/29/49†	1,290,000	1,006,200
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	134,420
4.75%, 10/12/21(E)	150,000	194,126
6.75%, 10/01/37	355,000	467,039
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	748,650
Griffon Corporation
5.25%, 03/01/22	950,000	940,832
Group 1 Automotive, Inc.
5.00%, 06/01/22 144A	80,000	80,600
GTP Acquisition Partners I LLC
7.63%, 06/15/41 144A	150,000	156,357
Guitar Center, Inc.
9.63%, 04/15/20 144AΔ	200,000	147,000
Gulfmark Offshore, Inc.
6.38%, 03/15/22Δ	220,000	174,350
Gulfport Energy Corporation
7.75%, 11/01/20	30,000	30,900
Halcon Resources Corporation
9.75%, 07/15/20Δ	70,000	49,700
8.88%, 05/15/21	270,000	189,000
9.25%, 02/15/22Δ	1,440,000	993,600
Hardwoods Acquisition, Inc.
7.50%, 08/01/21 144A	90,000	86,400
HCA, Inc.
7.19%, 11/15/15	205,000	212,536
7.50%, 02/15/22Δ	500,000	584,375
7.50%, 12/15/23	770,000	880,688
8.36%, 04/15/24	90,000	106,650
5.38%, 02/01/25	40,000	42,150
7.69%, 06/15/25	815,000	925,025
7.58%, 09/15/25	715,000	807,950
7.05%, 12/01/27	20,000	21,500
7.50%, 11/06/33	205,000	223,450
7.75%, 07/15/36	120,000	131,400
Hercules Offshore, Inc.
10.25%, 04/01/19 144A@Δ	250,000	79,375
8.75%, 07/15/21 144AΔ	735,000	216,825
7.50%, 10/01/21 144A@	1,865,000	531,525
6.75%, 04/01/22 144A@	70,000	19,250
Hercules, Inc.
6.50%, 06/30/29	250,000	231,562
Hexion US Finance Corporation
6.63%, 04/15/20	160,000	147,200
9.00%, 11/15/20Δ	185,000	131,350
Hiland Partners LP
7.25%, 10/01/20 144A	545,000	589,962
Hilton Worldwide Finance LLC
5.63%, 10/15/21	180,000	190,350
HJ Heinz Co.
4.25%, 10/15/20	80,000	82,180
4.88%, 02/15/25 144A	330,000	358,462
Howard Hughes Corporation
6.88%, 10/01/21 144AΔ	140,000	147,350
IASIS Healthcare LLC
8.38%, 05/15/19	520,000	542,100
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω#	185,000	—
Intel Corporation
3.48%, 12/15/35 CONV	580,000	722,825
3.25%, 08/01/39 CONV	460,000	727,090
Interactive Data Corporation
5.88%, 04/15/19 144AΔ	50,000	50,750
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,175
6.25%, 05/15/19	75,000	82,125
4.63%, 04/15/21Δ	300,000	311,250
5.88%, 08/15/22	230,000	255,875
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	913,856
iStar Financial, Inc.
6.05%, 04/15/15	20,000	20,038
3.88%, 07/01/16Δ	30,000	30,225
3.00%, 11/15/16 CONV	15,000	17,803
7.13%, 02/15/18	150,000	160,312
4.88%, 07/01/18	95,000	95,831
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	480,000	351,600
7.63%, 03/01/97Δ	815,000	580,688
Jefferies Finance LLC
7.50%, 04/15/21 144AΔ	275,000	266,406
6.88%, 04/15/22 144A	200,000	187,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	57,903
6.88%, 04/15/21	270,000	306,644
5.13%, 01/20/23	305,000	317,098
6.45%, 06/08/27	35,000	37,975
3.88%, 11/01/29 CONV	55,000	55,791
6.25%, 01/15/36	1,135,000	1,139,824
6.50%, 01/20/43	510,000	509,067
Jones Group, Inc.
6.13%, 11/15/34	130,000	80,600
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	270,429
3.38%, 05/01/23	370,000	372,881
6.13%, 12/29/49†	260,000	266,474
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	398,035
Jurassic Holdings III, Inc.
6.88%, 02/15/21 144AΔ	60,000	52,500
K Hovnanian Enterprises, Inc.
7.00%, 01/15/19 144AΔ	115,000	110,759
8.00%, 11/01/19 144A	200,000	194,000
5.00%, 11/01/21	795,000	684,694
KB Home
1.38%, 02/01/19 CONV	220,000	211,475
Key Energy Services, Inc.
6.75%, 03/01/21Δ	170,000	110,500

68	See Notes to Schedules of Investments.

	Par	Value
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	$75,000	$85,250
6.95%, 01/15/38	90,000	106,974
Lantheus Medical Imaging, Inc.
9.75%, 05/15/17Δ	380,000	373,825
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,405,250
4.75%, 11/15/22Δ	315,000	322,088
Level 3 Communications, Inc.
5.75%, 12/01/22	150,000	154,035
Level 3 Financing, Inc.
9.38%, 04/01/19	20,000	20,938
7.00%, 06/01/20	930,000	997,425
8.63%, 07/15/20	220,000	239,525
5.63%, 02/01/23 144AΔ	980,000	1,011,850
Linn Energy LLC
6.50%, 05/15/19	190,000	160,669
Magnum Hunter Resources Corporation
9.75%, 05/15/20Δ	470,000	420,650
MarkWest Energy Partners LP
6.25%, 06/15/22Δ	288,000	302,400
5.50%, 02/15/23Δ	240,000	247,800
4.88%, 12/01/24	460,000	472,604
Masco Corporation
5.85%, 03/15/17	90,000	96,525
7.75%, 08/01/29	250,000	291,250
6.50%, 08/15/32	175,000	188,125
MBIA Insurance Corporation
11.51%, 01/15/33 144A	435,000	240,338
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	343,375
MedImpact Holdings, Inc.
10.50%, 02/01/18 144AΔ	290,000	306,675
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	860,006
Michael Baker International LLC
8.25%, 10/15/18 144A	100,000	98,750
Micron Technology, Inc.
5.25%, 08/01/23 144A	400,000	408,000
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28Δ	769,693	839,927
Morgan Stanley
4.75%, 11/16/18(A)Δ	275,000	219,616
5.75%, 01/25/21	205,000	239,604
3.13%, 08/05/21(C)	535,000	440,970
3.75%, 02/25/23	125,000	131,141
4.10%, 05/22/23	370,000	385,462
6.25%, 08/09/26	400,000	497,789
4.35%, 09/08/26	940,000	986,701
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	120,646
Murphy Oil USA, Inc.
6.00%, 08/15/23Δ	160,000	172,400
Murray Energy Corporation
9.50%, 12/05/20 144A	340,000	382,500
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,619,177
Natural Resource Partners LP / NRP Finance Corporation
9.13%, 10/01/18Δ	70,000	67,550
Navient Corporation
4.88%, 06/17/19	220,000	220,000
5.88%, 03/25/21	320,000	319,600
5.88%, 10/25/24Δ	550,000	515,625
Neiman Marcus Group LTD LLC Cash coupon 8.75% or PIK
9.50%, 10/15/21 144A	130,000	138,450
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	60,000	60,900
Netflix, Inc.
0.06%, 02/15/22	560,000	575,400
5.88%, 02/15/25 144A	380,000	391,875
Newell Rubbermaid, Inc.
4.00%, 12/01/24	445,000	469,845
Newfield Exploration Co.
5.63%, 07/01/24	955,000	997,975
Newmont Mining Corporation
4.88%, 03/15/42	575,000	513,445
NWH Escrow Corporation
7.50%, 08/01/21 144A	100,000	94,500
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,600,000	1,896,000
4.88%, 10/01/24	520,000	554,149
Outfront Media Capital LLC
5.25%, 02/15/22Δ	110,000	115,500
5.63%, 02/15/24	40,000	42,050
5.88%, 03/15/25Δ	170,000	179,775
Owens Corning
7.00%, 12/01/36	1,800,000	2,211,610
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A	1,500,000	1,548,750
Pactiv LLC
8.38%, 04/15/27	200,000	207,500
Parker Drilling Co.
6.75%, 07/15/22Δ	80,000	63,800
Parsley Energy LLC
7.50%, 02/15/22 144A	330,000	334,950
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	1,030,290
Penn Virginia Resource Partners LP
6.50%, 05/15/21Δ	160,000	169,200
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	900,000	950,295
Priceline Group, Inc.
0.90%, 09/15/21 CONV 144A	20,000	19,350
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,755,000
6.38%, 05/15/33	470,000	488,800
6.00%, 02/15/35	180,000	180,000
QEP Resources, Inc.
6.88%, 03/01/21	290,000	309,575
5.25%, 05/01/23Δ	1,900,000	1,871,500
Quicksilver Resources, Inc.
11.00%, 07/01/21#	90,000	15,525
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	246,375
Qwest Corporation
7.25%, 09/15/25	615,000	716,360
6.88%, 09/15/33	2,500,000	2,521,332
7.25%, 10/15/35	110,000	114,490

See Notes to Schedules of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Rain CII Carbon LLC
8.50%, 01/15/21(E)	$100,000	$107,525
Range Resources Corporation
5.00%, 03/15/23Δ	240,000	240,000
Regency Energy Partners LP
5.88%, 03/01/22	340,000	370,600
5.00%, 10/01/22	80,000	83,600
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	577,036
Resolute Forest Products, Inc.
5.88%, 05/15/23	190,000	183,540
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	60,000	62,175
Rice Energy, Inc.
6.25%, 05/01/22Δ	160,000	156,800
7.25%, 05/01/23 144AΔ	140,000	140,175
Rock-Tenn Co.
4.00%, 03/01/23	430,000	453,362
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	55,636
RR Donnelley & Sons Co.
7.00%, 02/15/22Δ	495,000	548,212
6.00%, 04/01/24Δ	465,000	480,112
Ryerson, Inc.
9.00%, 10/15/17Δ	440,000	445,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	100,000	101,156
Samson Investment Co.
9.75%, 02/15/20	330,000	92,400
Sanchez Energy Corporation
7.75%, 06/15/21Δ	330,000	321,750
6.13%, 01/15/23Δ	330,000	298,238
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	175,000	108,500
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	25,500
Service Corporation International
7.50%, 04/01/27Δ	75,000	88,125
ServiceMaster Co.
7.00%, 08/15/20	460,000	491,050
7.45%, 08/15/27	900,000	915,750
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A	820,000	512,500
SLM Corporation
5.00%, 06/15/18	700,000	701,750
8.45%, 06/15/18	472,000	525,100
5.50%, 01/15/19Δ	75,000	76,688
8.00%, 03/25/20	230,000	255,898
5.50%, 01/25/23	1,720,000	1,642,600
6.13%, 03/25/24	1,480,000	1,424,500
Southern Copper Corporation
5.25%, 11/08/42	550,000	504,102
Spencer Spirit Holdings, Inc. Cash coupon 9.00% or PIK
9.75% , 05/01/18 144A	206,000	209,348
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	728,000
6.50%, 09/15/17	400,000	423,000
7.75%, 10/01/21	145,000	159,500
8.25%, 10/01/23Δ	55,000	61,875
Sprint Capital Corporation
6.88%, 11/15/28	2,915,000	2,689,088
8.75%, 03/15/32	945,000	980,438
Sprint Corporation
7.88%, 09/15/23	510,000	522,750
7.63%, 02/15/25	390,000	390,000
Steel Dynamics, Inc.
6.38%, 08/15/22Δ	400,000	429,000
Suburban Propane Partners LP
5.75%, 03/01/25Δ	350,000	358,750
Targa Resources Partners LP
5.00%, 01/15/18 144A	255,000	263,288
4.25%, 11/15/23	110,000	106,425
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	407,950
Tenet Healthcare Corporation
5.00%, 03/01/19 144AΔ	525,000	522,375
6.88%, 11/15/31	85,000	79,050
TerraForm Power Operating LLC
5.88%, 02/01/23 144A	250,000	260,000
Tesoro Logistics LP
6.25%, 10/15/22 144A	100,000	104,000
Textron, Inc.
6.63%, 04/07/20(U)	130,000	227,531
Time Warner Cable, Inc.
8.75%, 02/14/19Δ	190,000	234,744
8.25%, 04/01/19	40,000	48,968
Time Warner, Inc.
4.00%, 01/15/22	100,000	107,290
TMX Finance LLC
8.50%, 09/15/18 144A	50,000	35,750
Toys “R” Us, Inc.
7.38%, 10/15/18	215,000	148,888
TransDigm, Inc.
7.50%, 07/15/21	970,000	1,047,600
6.50%, 07/15/24	199,000	200,990
TRI Pointe Holdings, Inc.
5.88%, 06/15/24 144A	5,000	4,906
Triumph Group, Inc.
5.25%, 06/01/22Δ	50,000	49,375
United Air Lines 2007-1 Pass-Through Trust
6.64%, 01/02/24Δ	199,782	215,765
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	31,265	34,119
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27Δ	250,000	262,825
United Air Lines 2014-2 Class B Pass Through Trust
4.63%, 03/03/24	90,000	90,562
United Rentals North America, Inc.
8.38%, 09/15/20	270,000	290,398
United States Steel Corporation
6.65%, 06/01/37	760,000	666,900
Universal Hospital Services, Inc.
7.63%, 08/15/20Δ	380,000	334,400
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26	299,595	342,287
US Airways 2012-1 Class B Pass Through Trust
8.00%, 04/01/21	523,845	594,565

70	See Notes to Schedules of Investments.

	Par	Value
US Airways 2012-1 Class C Pass Through Trust
9.13%, 10/01/15	$287,521	$295,169
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	244,535	263,027
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	5,000	5,212
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	84,488
6.55%, 09/15/43	342,000	445,993
5.01%, 08/21/54	341,000	355,370
Verizon Pennsylvania LLC
6.00%, 12/01/28	35,000	40,216
WellPoint, Inc.
6.38%, 06/15/37	221,000	288,279
Wells Fargo & Co.
4.48%, 01/16/24	124,000	134,828
5.88%, 12/29/49†Δ	700,000	742,140
West Corporation
5.38%, 07/15/22 144AΔ	490,000	478,975
Westvaco Corporation
8.20%, 01/15/30	145,000	205,282
7.95%, 02/15/31	45,000	60,831
WEX, Inc.
4.75%, 02/01/23 144A	440,000	438,900
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	541,306
6.95%, 10/01/27	55,000	67,859
7.38%, 03/15/32	370,000	498,427
6.88%, 12/15/33	490,000	629,203
Weyerhaeuser Real Estate Co.
4.38%, 06/15/19 144A	100,000	97,625
William Lyon Homes, Inc.
7.00%, 08/15/22Δ	90,000	93,262
Williams Cos., Inc.
7.50%, 01/15/31	60,000	67,039
Windstream Corporation
7.75%, 10/01/21	220,000	220,550
XPO Logistics, Inc.
7.88%, 09/01/19 144A	90,000	95,625
Zayo Group LLC
8.13%, 01/01/20	278,000	294,159

Total Corporate Bonds (Cost $143,420,162)		150,697,864

FOREIGN BONDS — 35.9%
Argentina — 0.1%
Pan American Energy LLC
7.88%, 05/07/21Δ	156,000	163,410
7.88%, 05/07/21 144A	61,000	63,898

		227,308

Australia — 0.7%
Barminco Finance Proprietary, Ltd.
9.00%, 06/01/18 144AΔ	60,000	58,425
FMG Resources August 2006 Proprietary, Ltd.
6.88%, 04/01/22 144AΔ	380,000	282,150
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,218,793
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	221,998

		2,781,366

Bermuda — 0.5%
Digicel Group, Ltd.
8.25%, 09/30/20Δ	550,000	553,575
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	220,692
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,351,396

		2,125,663

Brazil — 1.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	7,053,000	2,159,384
BRF SA
4.75%, 05/22/24 144AΔ	422,000	411,450
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	1,776,566
Oi SA
5.75%, 02/10/22 144AΔ	933,000	770,192
Telemar Norte Leste SA
5.50%, 10/23/20Δ	200,000	176,700
Vale SA
5.63%, 09/11/42Δ	395,000	343,808

		5,638,100

Canada — 5.2%
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,284,118
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,645,000	1,552,469
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	3,738,547
1.50%, 08/01/15(C)	750,000	593,954
1.25%, 02/01/16(C)	3,545,000	2,814,728
Kodiak Oil & Gas Corporation
8.13%, 12/01/19Δ	90,000	94,725
Methanex Corporation
5.25%, 03/01/22	75,000	81,384
New Red Finance, Inc.
6.00%, 04/01/22 144AΔ	290,000	301,600
Novelis, Inc.
8.75%, 12/15/20	30,000	32,287
Ontario Generic Residual STRIP
1.93%, 07/13/22(C)Ω†	2,600,000	1,788,869
2.67%, 03/08/29(C)Ω†	2,400,000	1,310,426
Pacific Rubiales Energy Corporation
5.38%, 01/26/19 144AΔ	540,000	357,750
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	615,606
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	2,868,505
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,014,603
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/14+Ω†	330,000	6,600

See Notes to Schedules of Investments.	71

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Teine Energy, Ltd.
6.88%, 09/30/22 144A	$60,000	$54,900
Thompson Creek Metals Co., Inc.
12.50%, 05/01/19Δ	120,000	103,800
Ultra Petroleum Corporation
5.75%, 12/15/18 144AΔ	340,000	308,550
VRX Escrow Corporaton
6.13%, 04/15/25 144AΔ	990,000	1,027,125

		20,950,546

Cayman Islands — 1.3%
Braskem Finance, Ltd.
5.75%, 04/15/21	900,000	852,750
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144A	1,070,000	896,125
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/22 144A	465,050	362,600
Petrobras International Finance Co. SA
6.88%, 01/20/40	390,000	356,288
6.75%, 01/27/41Δ	270,000	240,397
Transocean, Inc.
6.38%, 12/15/21Δ	95,000	80,156
3.80%, 10/15/22Δ	380,000	279,182
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	250,000
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	592,000	575,542
XLIT, Ltd.
6.38%, 11/15/24	585,000	722,056
6.25%, 05/15/27	640,000	799,211

		5,414,307

Chile — 0.3%
AES Gener SA
5.25%, 08/15/21 144AΔ	420,000	452,820
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	420,000	444,043
ENTEL Chile SA
4.88%, 10/30/24 144A	220,000	230,193

		1,127,056

Colombia — 1.3%
Colombia Government International Bond
5.63%, 02/26/44	3,257,000	3,639,697
Colombian TES
10.00%, 07/24/24(X)	23,100,000	10,694
Ecopetrol SA
5.88%, 09/18/23Δ	220,000	236,720
4.13%, 01/16/25Δ	750,000	719,910
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144AΔ	250,000	268,750
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	274,300

		5,150,071

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144A	500,000	533,125

France — 0.9%
AXA SA
6.21%, 10/29/49(E)†	210,000	250,632
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	397,480
5.63%, 12/29/49 144A†	1,360,000	1,448,740
Europcar Groupe SA
11.50%, 05/15/17(E)	123,000	149,410
Numericable-SFR
4.88%, 05/15/19 144A	870,000	868,912
5.63%, 05/15/24 144A(E)	160,000	181,949
Rexel SA
5.25%, 06/15/20 144A	210,000	221,288

		3,518,411

Germany — 3.4%
Bundesrepublik Deutschland
3.25%, 01/04/20(E)	4,240,000	5,299,476
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23(E)	2,813,000	3,398,302
0.50%, 04/15/30(E)	3,030,000	4,042,617
KP Germany Erste GmbH
11.63%, 07/15/17(E)	180,000	209,995
KraussMaffei Group GmbH
8.75%, 12/15/20(E)	234,000	277,271
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144A	400,000	356,000
Unitymedia KabelBW GmbH
9.50%, 03/15/21(E)	180,000	220,157

		13,803,818

Hungary — 0.4%
Hungary Government International Bond
5.75%, 11/22/23	1,454,000	1,679,370

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	1

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	988,636

Indonesia — 1.0%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	463,500
6.63%, 02/17/37	225,000	274,500
5.25%, 01/17/42 144A	1,710,000	1,810,462
Pertamina Persero PT
5.25%, 05/23/21 144A	400,000	427,600
4.88%, 05/03/22	900,000	939,690

		3,915,752

Ireland — 0.2%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144AΔ	200,000	214,000
7.00%, 11/15/20 144A	35,294	35,515
EDC Finance, Ltd.
4.88%, 04/17/20 144A	250,000	209,269
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	234,941

		693,725

72	See Notes to Schedules of Investments.

	Par	Value
Italy — 1.8%
Astaldi SpA
7.13%, 12/01/20(E)	$100,000	$116,133
Astaldi SpA
7.13%, 12/01/20 144A(E)	210,000	243,924
Enel SpA
7.75%, 09/10/75(U)†	440,000	738,734
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/24(E)	3,580,000	4,930,670
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	1,069,625
6.00%, 09/30/34	250,000	259,375

		7,358,461

Jersey — 0.1%
AA Bond Co., Ltd.
9.50%, 07/31/43 144A(U)	100,000	165,027
5.50%, 07/31/43 144A(U)	150,000	225,157

		390,184

Luxembourg — 2.5%
Altice Financing SA
6.63%, 02/15/23 144A	200,000	207,000
Altice Financing SA
5.25%, 02/15/23 144A(E)	100,000	114,110
Altice Finco SA
9.00%, 06/15/23 144A(E)	100,000	125,153
ArcelorMittal
6.13%, 06/01/18Δ	740,000	796,980
6.25%, 03/01/21Δ	30,000	31,988
7.75%, 10/15/39	510,000	538,050
7.50%, 03/01/41Δ	690,000	721,050
Ardagh Finance Holdings SA Cash coupon
8.63%, 06/15/19 PIK 144A	250,522	262,266
Beverage Packaging Holdings Luxembourg II SA
6.00%, 06/15/17 144A	235,000	235,588
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	114,245
Coveris Holdings SA
7.88%, 11/01/19 144A	210,000	215,775
CSN Resources SA
6.50%, 07/21/20Δ	200,000	177,000
DH Services Luxembourg S.a.r.l.
7.75%, 12/15/20 144A	90,000	94,500
Evraz Group SA
9.50%, 04/24/18	270,000	277,187
6.75%, 04/27/18 144A	440,000	414,480
6.50%, 04/22/20 144A	480,000	426,240
gategroup Finance Luxembourg SA
6.75%, 03/01/19(E)	370,000	421,711
Globe Luxembourg SCA
9.63%, 05/01/18 144A	200,000	182,000
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	65,150
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	600,000	606,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20	170,000	175,525
7.50%, 04/01/21	30,000	30,975
5.50%, 08/01/23Δ	2,490,000	2,359,275
Pacific Drilling SA
5.38%, 06/01/20 144A	100,000	81,000
Play Finance 1 SA
6.50%, 08/01/19 144A(E)	120,000	136,997
Puma International Financing SA
6.75%, 02/01/21 144AΔ	420,000	427,350
SIG Combibloc Holdings SCA
7.75%, 02/15/23 144A(E)	160,000	181,502
TMK OAO Via TMK Capital SA
6.75%, 04/03/20	200,000	156,400
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	275,000	289,963
Wind Acquisition Finance SA
7.00%, 04/23/21(E)	430,000	494,143

		10,359,603

Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144AΔ	90,000	90,900

Mexico — 3.9%
Alpek SA de CV
4.50%, 11/20/22 144AΔ	200,000	205,100
Axtel SAB de CV
9.00%, 01/31/20 STEP 144A	124,000	111,439
Axtel SAB de CV
9.00%, 01/31/20 STEP CONV 144A(M)	141,300	15,748
Cemex SAB de CV
6.50%, 12/10/19 144A	1,100,000	1,171,500
Empresas ICA SAB de CV
8.88%, 05/29/24 144A	339,000	271,030
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	3,146,335
8.00%, 12/07/23(M)	41,500,000	3,109,386
10.00%, 12/05/24(M)	31,500,000	2,687,108
7.50%, 06/03/27(M)	7,500,000	546,898
8.50%, 05/31/29(M)	2,000,000	158,738
7.75%, 05/29/31(M)	3,000,000	223,998
7.75%, 11/13/42(M)	22,750,000	1,733,339
Petroleos Mexicanos
5.50%, 01/21/21	750,000	826,875
6.63%, 06/15/35	516,000	593,400
6.50%, 06/02/41	135,000	153,563
5.50%, 06/27/44Δ	600,000	608,250
6.38%, 01/23/45	303,000	339,512

		15,902,219

Morocco & Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A	550,000	600,187

Netherlands — 2.2%
Bharti Airtel International Netherlands BV
5.35%, 05/20/24 144A	280,000	309,750
CIMPOR Financial Operations BV
5.75%, 07/17/24 144A	360,000	299,700

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
EDP Finance BV
6.00%, 02/02/18 144A	$600,000	$654,012
4.90%, 10/01/19 144A	1,600,000	1,704,896
4.13%, 01/15/20 144AΔ	540,000	559,778
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21(E)	490,000	464,963
JLL/Delta Dutch Newco BV
7.50%, 02/01/22 144A	90,000	93,938
Lukoil International Finance BV
6.36%, 06/07/17	200,000	206,962
6.66%, 06/07/22Δ	570,000	561,450
4.56%, 04/24/23 144A	310,000	263,252
LyondellBasell Industries NV
5.75%, 04/15/24	260,000	307,021
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	214,400
6.25%, 03/17/24	1,870,000	1,767,711
5.63%, 05/20/43	275,000	222,722
Polish Television Holding BV Cash coupon 11.00%,
01/15/21 PIK 144A(E)	100,000	129,298
Schaeffler Holding Finance BV Cash coupon
6.88%, 08/15/18 PIK 144A(E)	100,000	112,934
Cash coupon 6.88% or PIK
7.63%, 08/15/18 144A	200,000	209,750
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	453,293
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	190,750
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	210,250

		8,936,830

New Zealand — 0.5%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,907,893

Norway — 0.4%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	44,245
4.25%, 05/19/17(K)	12,330,000	1,639,801

		1,684,046

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,945

Peru — 0.1%
Transportadora de Gasdel Peru SA
4.25%, 04/30/28 144A	550,000	549,835

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	219,487

Portugal — 0.4%
Portugal Government International Bond
5.13%, 10/15/24 144A	1,600,000	1,771,648

Singapore — 0.2%
BOC Aviation Pte, Ltd.
3.00%, 03/30/20 144A	1,000,000	999,333

Spain — 0.0%
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	104,668
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	84,751

		189,419

Supranational — 0.6%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,577,761

Sweden — 0.2%
TVN Finance Corporation III AB
7.38%, 12/15/20 144A(E)	125,000	150,501
Unilabs Subholding AB
8.50%, 07/15/18(E)	410,000	461,791

		612,292

Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	340,000	405,875

Turkey — 1.0%
Turk Telekomunikasyon AS
3.75%, 06/19/19 144A	480,000	476,100
4.88%, 06/19/24 144AΔ	680,000	678,300
Turkey Government International Bond
7.50%, 07/14/17Δ	100,000	111,635
7.00%, 03/11/19	100,000	113,865
6.25%, 09/26/22	875,000	997,500
5.75%, 03/22/24Δ	1,120,000	1,251,152
6.88%, 03/17/36	73,000	90,686
4.88%, 04/16/43	500,000	495,625

		4,214,863

United Arab Emirates — 0.4%
DP World, Ltd.
6.85%, 07/02/37 144A	1,400,000	1,591,926

United Kingdom — 4.0%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	310,000	500,327
Annington Finance No. 4 PLC
6.57%, 01/10/23(U)†	460,000	692,022
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	552,151
Boparan Finance PLC
5.25%, 07/15/19 144A(U)	100,000	138,141
Boparan Finance PLC
5.25%, 07/15/19(U)	160,000	219,839
BUPA Finance PLC
5.00%, 04/25/23(U)	590,000	943,177
EC Finance PLC
5.13%, 07/15/21 144A(E)	400,000	455,276
HBOS PLC
6.75%, 05/21/18 144A	500,000	560,667
6.00%, 11/01/33 144A	1,385,000	1,646,729

74	See Notes to Schedules of Investments.

	Par	Value
HSBC Holdings PLC
6.00%, 06/10/19(E)	$270,000	$347,537
6.38%, 03/29/49†Δ	600,000	615,000
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	429,300
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	436,940
Paragon Offshore PLC
6.75%, 07/15/22 144AΔ	177,000	59,737
7.25%, 08/15/24 144AΔ	410,000	139,400
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	155,080
R&R Ice Cream PLC
8.25%, 05/15/20 144A(A)	260,000	196,578
Royal Bank of Scotland PLC
6.13%, 01/11/21	350,000	418,178
13.13%, 03/19/22(A)†	160,000	142,059
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	2,094,076
6.00%, 12/19/23	275,000	306,419
Scottish Widows PLC
5.50%, 06/16/23(U)	590,000	958,781
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	460,576
Standard Chartered PLC
5.13%, 06/06/34(U)Δ	321,000	487,356
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	277,118	424,892
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	599,547	883,200
Thomas Cook Finance PLC
6.75%, 06/15/21	560,000	648,051
Vedanta Resources PLC
7.13%, 05/31/23	200,000	166,000
7.13%, 05/31/23 144AΔ	400,000	332,000
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	576,076
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	161,393

		16,146,958

Virgin Islands (British) — 0.3%
GTL Trade Finance, Inc.
5.89%, 04/29/24 144AΔ	941,000	906,889
Pacific Drilling V, Ltd.
7.25%, 12/01/17 144AΔ	270,000	244,350

		1,151,239

Total Foreign Bonds (Cost $154,516,426)		146,212,159

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.7%
Brazil — 0.7%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $3,764,596)	3,613,000	2,776,443

LOAN AGREEMENTS — 2.1%
American Airlines, Inc. Term B Loan
0.00%, 06/27/19S	1,000,000	998,750
American Builders & Contractors Supply Co., Inc. Term B Loan
3.50%, 04/16/20	746,212	744,160
Energy Future Intermediate Holding Co. LLC DIP Term Loan
4.25%, 06/19/16	847,944	850,598
First Data Corporation Term C-1 Loan
0.00%, 03/24/18S	750,000	749,250
Hilton Worldwide Finance LLC Term B Loan
3.50%, 10/25/20	713,235	713,884
MPH Acquisition Holdings LLC Term B Loan
0.00%, 03/31/21S	500,000	498,125
Party City Holdings, Inc. Term B Loan
4.00%, 07/27/19	748,111	746,862
PetSmart, Inc. Term B Loan
0.00%, 03/10/22S	1,000,000	1,007,230
Univision Communications, Inc. Term C-4 Loan
4.00%. 03/01/20	746,080	744,349
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
0.00%, 03/13/22S	750,000	753,150
Virgin Media Investment Holdings, Ltd. Term B Loan
3.50%, 06/07/20	641,107	639,908

Total Loan Agreements (Cost $8,422,049)		8,446,266

MORTGAGE-BACKED SECURITY — 0.1%
Credit Suisse Commercial Mortgage Trust
5.70%, 09/15/40† (Cost $133,611)	220,000	236,273

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $336,727)	435,000	440,438

See Notes to Schedules of Investments.	75

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds
3.50%, 02/15/39	$860,000	$1,018,562
4.25%, 05/15/39Δ	40,000	52,831
3.88%, 08/15/40	30,000	37,770
2.75%, 08/15/42Δ	120,000	124,922
3.13%, 02/15/43	9,116,000	10,181,433
2.88%, 05/15/43	120,000	127,875

		11,543,393

U.S. Treasury Notes
1.25%, 08/31/15	90,000	90,422
0.25%, 09/30/15	3,505,000	3,506,917
0.38%, 11/15/15	2,855,000	2,858,123
0.25%, 12/15/15	620,000	620,193
0.25%, 02/29/16Δ	5,435,000	5,435,000
0.88%, 04/15/17	30,000	30,178
0.75%, 10/31/17	20,000	20,000
0.63%, 04/30/18	530,000	525,238
1.38%, 07/31/18	3,130,000	3,166,680
1.38%, 09/30/18	250,000	252,676
1.63%, 06/30/19	10,000	10,156
1.25%, 10/31/19Δ	110,000	109,734
3.63%, 02/15/21Δ	5,810,000	6,485,866
2.00%, 02/15/22	120,000	122,484
1.63%, 08/15/22	3,380,000	3,353,065
2.75%, 02/15/24	150,000	160,770
2.25%, 11/15/24	30,000	30,844
2.00%, 02/15/25Δ	100,000	100,641

		26,878,987

Total U.S. Treasury Obligations (Cost $34,144,205)		38,422,380

	Shares
COMMON STOCKS — 1.2%
Consumer Discretionary — 0.4%
Ford Motor Co.	96,849	1,563,143

Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	993,300

Materials & Processing — 0.2%
PPG Industries, Inc.	4,239	956,064

Technology — 0.4%
Corning, Inc.	70,534	1,599,711

Total Common Stocks (Cost $2,401,256)		5,112,218

FOREIGN COMMON STOCKS — 0.3%
Norway — 0.0%
Deep Ocean Group Holding+@*	8,860	118,875

Spain — 0.2%
Repsol SA ADRΔ	15,820	294,726
Telefonica SA ADRΔ	22,180	318,283

		613,009

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR	6,443	384,325

Total Foreign Common Stocks (Cost $1,283,346)		1,116,209

PREFERRED STOCKS — 0.7%
Alcoa, Inc.,
5.38%, 10/01/17 CONV	6,450	282,768
Ally Financial, Inc.,
7.00%, 12/31/49 144A	400	408,562
Bank of America Corporation,
7.25%, 12/31/49 CONV	602	696,514
Chesapeake Energy Corporation,
4.50%, 12/31/49 CONVΔ	1,229	106,308
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONV	3,950	360,438
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144AΔ	50	43,188
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	500	30,000
iStar Financial, Inc.,
4.50%, 12/31/49 CONV	188	10,716
Stanley Black & Decker, Inc.
6.25%, 11/17/16 CONVΔ	2,900	340,025
Weyerhaeuser Co.,
6.38%, 07/01/16 CONVΔ	7,615	416,693

Total Preferred Stocks (Cost $2,086,072)		2,695,212

MONEY MARKET FUNDS — 25.2%
GuideStone Money Market Fund (Investor Class)¥	51,397,419	51,397,419
Northern Institutional Liquid Assets Portfolio§	51,107,411	51,107,411

Total Money Market Funds (Cost $102,504,830)		102,504,830

TOTAL INVESTMENTS — 112.7% (Cost $453,013,280)		458,660,292
Liabilities in Excess of Other Assets — (12.7)%		(51,676,102)

NET ASSETS — 100.0%		$406,984,190

76	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$5,112,218	$5,112,218	$—	$—
Corporate Bonds	150,697,864	—	146,731,383	3,966,481
Foreign Bonds:
Argentina	227,308	—	227,308	—
Australia	2,781,366	—	2,781,366	—
Bermuda	2,125,663	—	2,125,663	—
Brazil	5,638,100	—	5,638,100	—
Canada	20,950,546	—	20,943,946	6,600
Cayman Islands	5,414,307	—	5,414,307	—
Chile	1,127,056	—	1,127,056	—
Colombia	5,150,071	—	5,150,071	—
Croatia (Hrvatska)	533,125	—	533,125	—
France	3,518,411	—	3,518,411	—
Germany	13,803,818	—	13,803,818	—
Hungary	1,679,370	—	1,679,370	—
Iceland	1	—	—	1
India	988,636	—	988,636	—
Indonesia	3,915,752	—	3,915,752	—
Ireland	693,725	—	693,725	—
Italy	7,358,461	—	7,358,461	—
Jersey	390,184	—	390,184	—
Luxembourg	10,359,603	—	10,359,603	—
Marshall Islands	90,900	—	90,900	—
Mexico	15,902,219	—	15,902,219	—
Morocco & Antilles	600,187	—	600,187	—
Netherlands	8,936,830	—	8,936,830	—
New Zealand	1,907,893	—	1,907,893	—
Norway	1,684,046	—	1,684,046	—
Panama	3,945	—	3,945	—
Peru	549,835	—	549,835	—
Philippines	219,487	—	219,487	—
Portugal	1,771,648	—	1,771,648	—
Singapore	999,333	—	999,333	—
Spain	189,419	—	189,419	—
Supranational	2,577,761	—	2,577,761	—
Sweden	612,292	—	612,292	—
Trinidad and Tobago	405,875	—	405,875	—
Turkey	4,214,863	—	4,214,863	—
United Arab Emirates	1,591,926	—	1,591,926	—
United Kingdom	16,146,958	—	16,146,958	—
Virgin Islands (British)	1,151,239	—	1,151,239	—
Foreign Common Stocks	1,116,209	997,334	—	118,875
Foreign Government Inflation-Linked Bond	2,776,443	—	—	2,776,443
Loan Agreements	8,446,266	—	8,446,266	—
Money Market Funds	102,504,830	102,504,830	—	—
Mortgage-Backed Security	236,273	—	236,273	—
Municipal Bond	440,438	—	440,438	—
Preferred Stocks	2,695,212	2,695,212	—	—
U.S. Treasury Obligations	38,422,380	—	38,422,380	—

Total Assets — Investments in Securities	$458,660,292	$111,309,594	$340,482,298	$6,868,400

See Notes to Schedules of Investments.	77

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,945,826	$—	$1,945,826	$—
Futures Contracts	260,983	260,983	—	—

Total Assets — Other Financial Instruments	$2,206,809	$260,983	$1,945,826	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, foreign bonds, foreign common stock and foreign government inflation-linked note are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Foreign Bonds	Foreign Common Stocks	Foreign Government Inflation- Linked Note
Balance, 12/31/14	$7,511,796	$3,985,315	$6,602	$216,969	$3,302,910
Accrued discounts/premiums	1,629	1,509	—	—	120
Realized gain (loss)	353	354	(1)	—	—
Change in unrealized appreciation (depreciation)	(595,625)	29,056	—	(98,094)	(526,587)
Purchases	—	—	—	—	—
Sales	(49,753)	(49,753)	—	—	—
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Maturities	—	—	—	—	—
Paydowns	—	—	—	—	—

Balance, 03/31/15	$6,868,400	$3,966,481	$6,601	$118,875	$2,776,443

78	See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 44.7%
Consumer Discretionary — 5.7%
Advance Auto Parts, Inc.Δ	200	$29,938
Amazon.com, Inc.*	4,250	1,581,425
AutoNation, Inc.*	58	3,731
AutoZone, Inc.*	1,938	1,322,026
Bed Bath & Beyond, Inc.*	6,508	499,652
Best Buy Co., Inc.	307	11,602
Big Lots, Inc.Δ	2,200	105,666
BorgWarner, Inc.	232	14,031
Cablevision Systems Corporation Class A	805	14,731
CarMax, Inc.*	253	17,460
CBS Corporation Class B	626	37,954
Chipotle Mexican Grill, Inc.*	1,237	804,718
Coach, Inc.	313	12,968
Comcast Corporation Class A	2,958	167,038
Costco Wholesale Corporation	13,748	2,082,753
D.R. Horton, Inc.	223	6,351
Darden Restaurants, Inc.	149	10,332
DIRECTV*	662	56,336
Discovery Communications, Inc. Class A*	364	11,197
Discovery Communications, Inc. Class C*	364	10,729
Dollar General Corporation*	302	22,765
Dollar Tree, Inc.*	9,593	778,424
Domino’s Pizza, Inc.	3,000	301,650
eBay, Inc.*	2,068	119,282
Estee Lauder Cos., Inc. (The) Class A	7,189	597,837
Expedia, Inc.Δ	3,916	368,613
Family Dollar Stores, Inc.	142	11,252
Ford Motor Co.	4,478	72,275
GameStop Corporation Class A	130	4,935
Gannett Co., Inc.	255	9,455
Gap, Inc. (The)	301	13,042
General Motors Co.	1,358	50,925
Genuine Parts Co.	64	5,964
Goodyear Tire & Rubber Co. (The)	280	7,582
H&R Block, Inc.	314	10,070
Harley-Davidson, Inc.	250	15,185
Harman International Industries, Inc.	76	10,156
Hasbro, Inc.	91	5,755
Home Depot, Inc. (The)	13,398	1,522,147
Interpublic Group of Cos., Inc. (The)	481	10,640
Johnson Controls, Inc.	755	38,082
Kohl’s Corporation	228	17,841
L Brands, Inc.	443	41,770
Lennar Corporation Class A	243	12,590
Lowe’s Cos., Inc.	9,042	672,634
Macy’s, Inc.	419	27,197
Madison Square Garden Co. (The) Class AΔ*	3,200	270,880
Marriott International, Inc. Class A	425	34,136
Mattel, Inc.	387	8,843
McDonald’s Corporation	46,724	4,552,787
Mohawk Industries, Inc.*	35	6,501
Netflix, Inc.*	68	28,335
Newell Rubbermaid, Inc.	167	6,525
News Corporation Class A*	567	9,078
NIKE, Inc. Class B	8,045	807,155
Nordstrom, Inc.	287	23,052
Omnicom Group, Inc.	293	22,848
O’Reilly Automotive, Inc.*	3,321	718,133
Panera Bread Co. Class AΔ*	2,200	351,989
Priceline Group, Inc. (The)*	564	656,581
PulteGroup, Inc.	257	5,713
PVH Corporation	92	9,804
Ralph Lauren Corporation	53	6,969
Ross Stores, Inc.	2,143	225,786
Scripps Networks Interactive, Inc. Class AΔ	5,243	359,460
Staples, Inc.	437	7,117
Starbucks Corporation	11,658	1,104,013
Starwood Hotels & Resorts Worldwide, Inc.	337	28,139
Target Corporation	10,917	895,958
Tiffany & Co.	162	14,258
Time Warner Cable, Inc.	315	47,212
Time Warner, Inc.	4,554	384,540
TJX Cos., Inc. (The)	10,907	764,035
Tractor Supply Co.Δ	2,059	175,139
TripAdvisor, Inc.Δ*	7,526	625,937
Twenty-First Century Fox, Inc. Class A	2,201	74,482
Under Armour, Inc. Class A*	210	16,957
Urban Outfitters, Inc.*	140	6,391
VF Corporation	493	37,128
Wal-Mart Stores, Inc.	101,035	8,310,129
Walt Disney Co. (The)	8,023	841,532
Whirlpool Corporation	34	6,870
Wyndham Worldwide Corporation	274	24,789
Yum! Brands, Inc.	12,304	968,571

		33,986,478

Consumer Staples — 6.4%
Archer-Daniels-Midland Co.	5,346	253,400
Campbell Soup Co.Δ	50,198	2,336,717
Church & Dwight Co., Inc.	17,100	1,460,682
Clorox Co. (The)Δ	5,512	608,470
Coca-Cola Co. (The)	30,265	1,227,246
Coca-Cola Enterprises, Inc.	469	20,730
Colgate-Palmolive Co.	29,137	2,020,360
ConAgra Foods, Inc.	663	24,219
CVS Health Corporation	8,910	919,601
Dr. Pepper Snapple Group, Inc.Δ	1,169	91,743
General Mills, Inc.	75,060	4,248,396
Hershey Co. (The)	11,872	1,198,004
Hormel Foods Corporation	10,555	600,052
J.M. Smucker Co. (The)	119	13,772
Kellogg Co.Δ	7,244	477,742
Keurig Green Mountain, Inc.	144	16,089
Kimberly-Clark Corporation	16,616	1,779,740
Kraft Foods Group, Inc.	846	73,699
Kroger Co. (The)	12,095	927,203
McCormick & Co., Inc. (Non-Voting Shares)Δ	10,686	823,997
Mead Johnson Nutrition Co.	233	23,423
Mondelez International, Inc. Class A	2,203	79,506
Monster Beverage Corporation*	5,400	747,333

See Notes to Schedules of Investments.	79

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PepsiCo, Inc.	82,709	$7,908,635
Procter & Gamble Co. (The)	73,310	6,007,021
Sysco CorporationΔ	74,671	2,817,337
Tyson Foods, Inc. Class A	304	11,643
Walgreens Boots Alliance, Inc.	8,249	698,525
Whole Foods Market, Inc.	2,869	149,418

		37,564,703

Energy — 3.1%
Anadarko Petroleum
Corporation	632	52,336
Apache Corporation	533	32,156
Baker Hughes, Inc.	497	31,599
Cabot Oil & Gas Corporation	422	12,462
Cameron International Corporation*	216	9,746
Chesapeake Energy Corporation	577	8,170
Chevron Corporation	41,648	4,372,207
ConocoPhillips	1,531	95,320
CONSOL Energy, Inc.	259	7,223
Devon Energy Corporation	436	26,295
EOG Resources, Inc.	618	56,664
EQT Corporation	171	14,171
Exxon Mobil Corporation	95,296	8,100,160
First Solar, Inc.*	87	5,202
FMC Technologies, Inc.*	280	10,363
Halliburton Co.	973	42,695
Helmerich & Payne, Inc.	122	8,305
Hess Corporation	311	21,108
Kinder Morgan, Inc.	1,958	82,353
Marathon Oil Corporation	789	20,601
Marathon Petroleum Corporation	735	75,257
Murphy Oil Corporation	194	9,040
National Oilwell Varco, Inc.Δ	787	39,342
Newfield Exploration Co.*	175	6,141
Noble Energy, Inc.	408	19,951
Occidental Petroleum Corporation	67,149	4,901,877
ONEOK, Inc.	236	11,385
Phillips 66	549	43,151
Pioneer Natural Resources Co.	172	28,124
QEP Resources, Inc.	203	4,233
Range Resources Corporation	186	9,679
Southwestern Energy Co.*	402	9,322
Spectra Energy CorporationΔ	8,565	309,796
Tesoro Corporation	95	8,673
Valero Energy Corporation	605	38,490
Williams Cos., Inc. (The)	895	45,278

		18,568,875

Financial Services — 8.3%
Affiliated Managers
Group, Inc.*	64	13,746
Aflac, Inc.	665	42,567
Alleghany CorporationΔ*	700	340,900
Alliance Data Systems Corporation*	60	17,775
Allstate Corporation (The)	505	35,941
American Express Co.	6,464	504,968
American International Group, Inc.	1,660	90,951
American Tower Corporation REIT	834	78,521
Ameriprise Financial, Inc.	217	28,392
Apartment Investment & Management Co. Class A REIT	481	18,932
Assurant, Inc.	75	4,606
AvalonBay Communities, Inc. REIT	65	11,326
Bank of America Corporation	11,993	184,572
Bank of Hawaii CorporationΔ	10,900	667,189
Bank of New York Mellon Corporation (The)	1,007	40,522
BB&T CorporationΔ	1,805	70,377
Berkshire Hathaway, Inc. Class B*	2,225	321,112
BlackRock, Inc.	159	58,168
Boston Properties, Inc. REIT	174	24,443
Capital One Financial Corporation	694	54,701
Capitol Federal Financial, Inc.	356,300	4,453,750
CBRE Group, Inc. Class A*	315	12,194
Charles Schwab Corporation (The)	1,326	40,363
Chubb Corporation (The)	27,716	2,802,088
Cincinnati Financial Corporation	105	5,594
Citigroup, Inc.	3,444	177,435
City National Corporation	2,800	249,424
CME Group, Inc.	232	21,973
Comerica, Inc.Δ	14,001	631,865
Commerce Bancshares, Inc.Δ	62,508	2,645,338
Crown Castle International Corporation REIT	448	36,978
Cullen/Frost Bankers, Inc.Δ	14,800	1,022,384
Discover Financial Services	616	34,712
Dun & Bradstreet Corporation (The)	54	6,931
E*TRADE Financial Corporation*	326	9,309
Equifax, Inc.	138	12,834
Equity Residential REIT	467	36,361
Essex Property Trust, Inc. REIT	70	16,093
FactSet Research Systems, Inc.	5,000	796,000
Fidelity National Information Services, Inc.	329	22,392
Fifth Third Bancorp	1,381	26,032
Fiserv, Inc.*	888	70,507
Franklin Resources, Inc.	456	23,402
General Growth Properties, Inc. REIT	589	17,405
Genworth Financial, Inc. Class A*	565	4,130
Goldman Sachs Group, Inc. (The)	1,466	275,564
Hartford Financial Services Group, Inc. (The)	507	21,203
HCP, Inc. REIT	516	22,296
Health Care REIT, Inc.	570	44,095
Host Hotels & Resorts, Inc. REIT	861	17,375
Hudson City Bancorp, Inc.	522	5,470
Huntington Bancshares, Inc.	953	10,531
Intercontinental Exchange, Inc.	120	27,992
Iron Mountain, Inc. REIT	206	7,515
Jack Henry & Associates, Inc.	2,600	181,714
JPMorgan Chase & Co.	24,743	1,498,931
KeyCorp	65,067	921,349
Kimco Realty Corporation REIT	228	6,122

80	See Notes to Schedules of Investments.

	Shares	Value
Leucadia National Corporation	355	$7,913
Lincoln National Corporation	300	17,238
Loews Corporation	130	5,308
M&T Bank Corporation	10,044	1,275,588
Macerich Co. (The) REIT	159	13,408
Markel CorporationΔ*	1,500	1,153,440
Marsh & McLennan Cos., Inc.	85,437	4,792,161
MasterCard, Inc. Class A	10,213	882,301
McGraw Hill Financial, Inc.	309	31,951
MetLife, Inc.	10,398	525,619
Moody’s Corporation	279	28,960
Morgan Stanley	1,593	56,854
Navient Corporation	520	10,572
New York Community Bancorp, Inc.Δ	57,400	960,302
Northern Trust CorporationΔ	56,053	3,904,091
People’s United Financial, Inc.Δ	64,574	981,525
Piedmont Office Realty Trust, Inc. Class A REITΔ	61,618	1,146,711
Plum Creek Timber Co., Inc. REIT	202	8,777
PNC Financial Services Group, Inc. (The)	59,966	5,591,230
Principal Financial Group, Inc.	312	16,027
Progressive Corporation (The)	11,413	310,434
Prologis, Inc. REIT	334	14,549
Prudential Financial, Inc.	524	42,082
Public Storage REIT	108	21,291
Regions Financial Corporation	1,188	11,227
Signature Bank*	1,800	233,244
Simon Property Group, Inc. REIT	415	81,191
State Street Corporation	490	36,030
SunTrust Banks, Inc.	33,207	1,364,476
T. Rowe Price Group, Inc.	297	24,051
Torchmark Corporation	321	17,629
Total System Services, Inc.	162	6,180
Travelers Cos., Inc. (The)Δ	13,401	1,449,050
Unum Group	295	9,950
US Bancorp	29,389	1,283,418
Ventas, Inc. REIT	333	24,316
Visa, Inc. Class AΔ	31,931	2,088,607
Vornado Realty Trust REIT	197	22,064
W.R. Berkley CorporationΔ	1,900	95,969
Wells Fargo & Co.	33,061	1,798,518
Western Union Co. (The)	622	12,944
Weyerhaeuser Co. REIT	511	16,940
Zions Bancorporation	159	4,293

		49,203,789

Healthcare — 5.6%
Abbott Laboratories	17,024	788,722
AbbVie, Inc.	16,986	994,360
Aetna, Inc.	8,611	917,330
Agilent Technologies, Inc.	377	15,664
Alexion Pharmaceuticals, Inc.*	3,724	645,369
Amgen, Inc.	3,185	509,122
Anthem, Inc.	2,840	438,524
Baxter International, Inc.Δ	8,506	582,661
Becton, Dickinson and Co.	7,138	1,024,933
Biogen, Inc.*	2,168	915,416
Boston Scientific Corporation*	1,348	23,927
Bristol-Myers Squibb Co.	27,166	1,752,207
C.R. Bard, Inc.	4,074	681,784
Cardinal Health, Inc.	14,225	1,284,091
Celgene Corporation*	3,590	413,855
Centene Corporation*	6,600	466,554
Cerner Corporation*	1,935	141,758
Cigna Corporation	310	40,126
DaVita HealthCare Partners, Inc.*	200	16,256
DENTSPLY International, Inc.	161	8,193
Edwards Lifesciences Corporation*	1,968	280,361
Eli Lilly & Co.	50,226	3,648,919
Express Scripts Holding Co.*	6,045	524,525
Gilead Sciences, Inc.*	1,936	189,980
HCA Holdings, Inc.*	500	37,615
Health Net, Inc.*	4,300	260,107
Henry Schein, Inc.Δ*	2,100	293,202
Hospira, Inc.*	189	16,602
Humana, Inc.	2,976	529,788
IDEXX Laboratories, Inc.Δ*	2,400	370,752
Intuitive Surgical, Inc.*	443	223,728
Johnson & Johnson	73,047	7,348,528
Laboratory Corporation of America Holdings*	2,051	258,611
McKesson Corporation	5,763	1,303,591
MEDNAX, Inc.*	2,600	188,526
Myriad Genetics, Inc.Δ*	1,700	60,180
Patterson Cos., Inc.	120	5,855
PerkinElmer, Inc.	128	6,546
Quest Diagnostics, Inc.Δ	30,143	2,316,490
Regeneron Pharmaceuticals, Inc.*	89	40,182
Seattle Genetics, Inc.Δ*	4,700	166,145
St. Jude Medical, Inc.	321	20,993
Stryker Corporation	11,335	1,045,654
Tenet Healthcare Corporation*	747	36,984
Thermo Fisher Scientific, Inc.	444	59,647
UnitedHealth Group, Inc.	14,909	1,763,586
Universal Health Services, Inc. Class B	40	4,708
Vertex Pharmaceuticals, Inc.*	268	31,616
Zimmer Holdings, Inc.	1,372	161,237
Zoetis, Inc.	1,989	92,071

		32,947,581

Materials & Processing — 0.8%
Air Products & Chemicals, Inc.Δ	18,324	2,772,055
Airgas, Inc.	46	4,881
Alcoa, Inc.	1,077	13,915
Allegheny Technologies, Inc.	139	4,171
Ball Corporation	161	11,373
CF Industries Holdings, Inc.	63	17,872
Dow Chemical Co. (The)	1,623	77,871
E.I. du Pont de Nemours & Co.	1,053	75,258
Eastman Chemical Co.	174	12,051
Ecolab, Inc.	340	38,889
Fastenal Co.Δ	5,308	219,937
FMC Corporation	151	8,645
Freeport-McMoRan, Inc.	1,602	30,358
International Flavors & Fragrances, Inc.	693	81,358
International Paper Co.	550	30,519
Martin Marietta Materials, Inc.	70	9,786
Masco Corporation	401	10,707
MeadWestvaco Corporation	255	12,717

See Notes to Schedules of Investments.	81

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Monsanto Co.	513	$57,733
Mosaic Co. (The)	346	15,937
Newmont Mining Corporation	511	11,094
Nucor Corporation	354	16,826
Owens-Illinois, Inc.*	127	2,962
PPG Industries, Inc.	1,957	441,382
Praxair, Inc.	960	115,910
Precision Castparts Corporation	182	38,220
Sealed Air Corporation	225	10,251
Sherwin-Williams Co. (The)	2,587	736,001
Sigma-Aldrich Corporation	52	7,189
Vulcan Materials Co.	147	12,392

		4,898,260

Producer Durables — 5.2%
3M Co.	10,017	1,652,304
ADT Corporation (The)Δ	13,908	577,460
Alaska Air Group, Inc.	300	19,854
American Airlines Group, Inc.	600	31,668
AMETEK, Inc.	278	14,606
Automatic Data Processing, Inc.	13,527	1,158,452
Boeing Co. (The)	4,761	714,531
C.H. Robinson Worldwide, Inc.	98	7,176
Caterpillar, Inc.	705	56,421
Cintas CorporationΔ	3,300	269,379
CSX Corporation	1,157	38,320
Cummins, Inc.	196	27,173
Danaher Corporation	3,314	281,359
Deere & Co.	419	36,742
Delta Air Lines, Inc.	1,218	54,761
Dover Corporation	192	13,271
Emerson Electric Co.	17,194	973,524
Expeditors International of Washington, Inc.	129	6,215
FedEx Corporation	2,664	440,759
FLIR Systems, Inc.	2,945	92,120
Flowserve Corporation	133	7,513
Fluor Corporation	182	10,403
General Dynamics Corporation	4,569	620,150
General Electric Co.	113,749	2,822,113
Honeywell International, Inc.	3,189	332,645
Illinois Tool Works, Inc.	443	43,033
Jacobs Engineering Group, Inc.*	78	3,522
JB Hunt Transport Services, Inc.Δ	900	76,856
Kansas City Southern	102	10,412
Landstar System, Inc.Δ	500	33,150
Lockheed Martin Corporation	5,164	1,048,085
Mettler Toledo International, Inc.*	800	262,920
MSC Industrial Direct Co., Inc. Class AΔ	3,700	267,140
Norfolk Southern Corporation	332	34,169
Northrop Grumman Corporation	3,047	490,445
PACCAR, Inc.	409	25,824
Pall Corporation	102	10,240
Parker Hannifin Corporation	153	18,173
Paychex, Inc.Δ	21,169	1,050,300
Pitney Bowes, Inc.	332	7,742
Quanta Services, Inc.*	139	3,966
Raytheon Co.	6,236	681,283
Republic Services, Inc.Δ	99,113	4,020,023
Robert Half International, Inc.	115	6,960
Rockwell Automation, Inc.	141	16,355
Rockwell Collins, Inc.Δ	2,104	203,141
Roper Industries, Inc.	44	7,568
Ryder System, Inc.	111	10,533
Snap-on, Inc.	44	6,471
Southwest Airlines Co.	3,893	172,460
Spirit Airlines, Inc.*	4,000	309,440
Stanley Black & Decker, Inc.	177	16,879
Stericycle, Inc.*	13,497	1,895,384
Textron, Inc.	272	12,058
Union Pacific Corporation	7,214	781,348
United Parcel Service, Inc. Class B	69,402	6,727,830
United Technologies CorporationΔ	4,114	482,161
W.W. Grainger, Inc.	8	1,887
Waste Connections, Inc.	4,700	226,258
Waste Management, Inc.	31,491	1,707,757
Xerox Corporation	1,257	16,152
Xylem, Inc.	389	13,623

		30,960,467

Technology — 3.2%
Adobe Systems, Inc.*	1,128	83,404
Akamai Technologies, Inc.*	203	14,422
Altera Corporation	2,858	122,637
Amphenol Corporation Class A	428	25,222
Analog Devices, Inc.Δ	6,754	425,502
Apple, Inc.	13,041	1,622,692
Applied Materials, Inc.	25,370	572,347
Autodesk, Inc.*	2,557	149,943
Broadcom Corporation Class A	23,332	1,010,159
CA, Inc.	368	12,001
Cisco Systems, Inc.	6,471	178,114
Citrix Systems, Inc.*	176	11,241
Cognizant Technology Solutions Corporation Class A*	3,490	217,741
Computer Sciences Corporation	165	10,771
Corning, Inc.	1,580	35,834
Electronic Arts, Inc.*	351	20,644
EMC Corporation	2,300	58,788
F5 Networks, Inc.Δ*	2,946	338,613
Facebook, Inc. Class A*	2,483	204,140
Gartner, Inc.Δ*	2,800	234,780
Google, Inc. Class A*	1,937	1,074,454
Google, Inc. Class C*	329	180,292
Harris Corporation	120	9,451
Hewlett-Packard Co.	6,851	213,477
Intel Corporation	32,598	1,019,339
International Business Machines Corporation	9,099	1,460,390
Intuit, Inc.	13,822	1,340,181
Juniper Networks, Inc.	571	12,893
KLA-Tencor Corporation	1,488	86,736
Lam Research Corporation	181	12,713
Linear Technology Corporation	19,568	915,782
LinkedIn Corporation, Class A*	1,700	424,762
Microchip Technology, Inc.	228	11,149
Micron Technology, Inc.*	1,206	32,719
Microsoft Corporation	78,438	3,188,897
Motorola Solutions, Inc.	226	15,067
NetApp, Inc.	8,874	314,672
NVIDIA Corporation	633	13,246
Oracle Corporation	3,927	169,450

82	See Notes to Schedules of Investments.

	Shares	Value
Palo Alto Networks, Inc.Δ*	3,000	$438,240
QUALCOMM, Inc.	12,888	893,654
Red Hat, Inc.*	2,580	195,435
salesforce.com, Inc.*	703	46,967
SanDisk Corporation	256	16,287
Skyworks Solutions, Inc.	880	86,495
Splunk, Inc.Δ*	3,900	230,880
Symantec Corporation	785	18,342
Synopsys, Inc.*	600	27,792
Tableau Software, Inc. Class A*	200	18,504
Teradata CorporationΔ*	1,480	65,327
Texas Instruments, Inc.	6,431	367,757
VeriSign, Inc.*	180	12,055
VMware, Inc. Class A*	1,700	139,417
Western Digital Corporation	239	21,751
Xilinx, Inc.	1,204	50,929
Yahoo!, Inc.*	1,008	44,791
Yelp, Inc.Δ*	2,800	132,580

		18,651,868

Utilities — 6.4%
AES Corporation	1,420	18,247
AGL Resources, Inc.	4,300	213,495
Alliant Energy CorporationΔ	1,900	119,700
Ameren Corporation	174	7,343
American Electric Power Co., Inc.	11,678	656,888
American Water Works Co., Inc.	20,800	1,127,568
Aqua America, Inc.	3,000	79,050
AT&T, Inc.Δ	41,158	1,343,809
Atmos Energy Corporation	8,700	481,110
CenterPoint Energy, Inc.Δ	11,288	230,388
CenturyLink, Inc.	19,961	689,653
CMS Energy Corporation	355	12,393
Consolidated Edison, Inc.Δ	13,939	850,279
Dominion Resources, Inc.Δ	14,963	1,060,428
DTE Energy Co.	7,501	605,256
Duke Energy Corporation	10,811	830,069
Edison International	45,171	2,821,832
Entergy Corporation	204	15,808
Eversource Energy	356	17,985
Exelon Corporation	974	32,736
FirstEnergy Corporation	633	22,193
Frontier Communications Corporation	2,478	17,470
Level 3 Communications, Inc.*	391	21,051
NextEra Energy, Inc.Δ	7,994	831,776
NiSource, Inc.	9,257	408,789
NRG Energy, Inc.	370	9,320
ONE Gas, Inc.	142,849	6,175,362
Pepco Holdings, Inc.	466	12,503
PG&E Corporation	55,620	2,951,753
Piedmont Natural Gas Co., Inc.Δ	49,290	1,819,294
Pinnacle West Capital Corporation	3,600	229,500
PPL Corporation	1,005	33,828
Public Service Enterprise Group, Inc.	13,775	577,448
Questar CorporationΔ	18,400	439,024
SCANA Corporation	161	8,853
Sempra Energy	16,773	1,828,593
Southern Co. (The)	29,137	1,290,186
TECO Energy, Inc.	293	5,684
UGI Corporation	8,200	267,238
Vectren Corporation	11,500	507,610
Verizon Communications, Inc.	104,733	5,093,166
Westar Energy, Inc.Δ	57,200	2,217,072
WGL Holdings, Inc.Δ	24,800	1,398,720
Windstream Holdings, Inc.	1,811	13,401
Wisconsin Energy CorporationΔ	3,909	193,496
Xcel Energy, Inc.Δ	9,067	315,622

		37,902,989

Total Common Stocks (Cost $218,339,422)		264,685,010

FOREIGN COMMON STOCKS — 3.0%
Bermuda — 0.5%
Arch Capital Group, Ltd.*	14,300	880,880
Everest Re Group, Ltd.Δ	5,900	1,026,600
Invesco, Ltd.	543	21,552
PartnerRe, Ltd.	800	91,464
RenaissanceRe Holdings, Ltd.Δ	4,600	458,758
White Mountains Insurance Group, Ltd.	300	205,356

		2,684,610

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	18,410

Canada — 0.5%
Imperial Oil, Ltd.	16,700	666,523
Potash Corporation of
Saskatchewan, Inc.	77,800	2,509,050

		3,175,573

Curacao — 0.0%
Schlumberger, Ltd.	1,587	132,419

France — 0.7%
Total SA	80,000	3,980,559

Ireland — 0.5%
Accenture PLC Class AΔ	10,698	1,002,296
Allegion PLC	94	5,750
Eaton Corporation PLC	540	36,688
Ingersoll-Rand PLC	294	20,015
Mallinckrodt PLC*	645	81,689
Medtronic PLC	11,926	930,109
Pentair PLC	224	14,087
Seagate Technology PLC	372	19,355
Tyco International PLC	24,566	1,057,812
XL Group PLC	302	11,114

		3,178,915

Japan — 0.1%
Honda Motor Co., Ltd.	15,300	497,902

Jersey — 0.0%
Delphi Automotive PLC	227	18,101

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	107	8,758

Netherlands — 0.1%
Koninklijke Philips NV	16,492	468,593
LyondellBasell Industries NV Class A	489	42,934
Mylan NV*	1,482	87,957
Nielsen NV	438	19,522

		619,006

Panama — 0.0%
Carnival Corporation	498	23,824

See Notes to Schedules of Investments.	83

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Singapore — 0.0%
Avago Technologies, Ltd.	271	$34,412

Switzerland — 0.2%
ABB, Ltd.*	17,900	379,993
ACE, Ltd.	7,534	839,966
Garmin, Ltd.	139	6,605
TE Connectivity, Ltd.	347	24,852
Transocean, Ltd.	893	13,100

		1,264,516

United Kingdom — 0.4%
Aon PLC	5,419	520,874
Ensco PLC Class A	457	9,629
Noble Corporation PLC	288	4,113
Royal Dutch Shell PLC Class B	55,800	1,737,412

		2,272,028

Total Foreign Common Stocks (Cost $17,519,486)		17,909,033

PREFERRED STOCKS — 5.4%
Alcoa, Inc.,
5.38%, 10/01/17Δ	4,344	190,441
Bank of America Corporation,
7.25%, 12/31/49	7,715	8,926,255
Health Care REIT, Inc.,
6.50%, 12/31/49*	13,300	893,228
Laclede Group, Inc. (The),
6.75%, 04/01/17Δ	67,676	3,673,453
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	35,200	4,725,600
US Bancorp,
6.00%, 04/15/17†Δ	202,300	5,524,813
Wells Fargo & Co.,
7.50%, 12/31/49	6,791	8,305,393

Total Preferred Stocks (Cost $31,325,286)		32,239,183

MASTER LIMITED PARTNERSHIP — 0.4%
Spectra Energy Partners LP (Cost $2,119,747)	41,273	2,137,529

MONEY MARKET FUNDS — 17.2%
GuideStone Money Market Fund (Investor Class)¥	22,069,324	22,069,324
Northern Institutional Liquid Assets Portfolio§	79,999,759	79,999,759

Total Money Market Funds (Cost $102,069,083)		102,069,083

SYNTHETIC CONVERTIBLE INSTRUMENT — 0.6%
Citigroup Global Markets Holdings, Inc.+ 144A	34,500	1,251,315
Credit Suisse+	11,400	912,912
Deutsche Bank AG+ 144A	20,000	883,340
UBS AG+ 144A	16,900	667,550

Total Synthetic Convertible Instrument (Cost $3,615,227)		3,715,117

CORPORATE BONDS — 22.9%
Akamai Technologies, Inc.
0.00%, 02/15/19 CONVΩ†Δ	2,950,000	3,184,171
Alere, Inc.
3.00%, 05/15/16 CONV	1,175,000	1,390,906
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	2,120,000	2,092,175
AOL, Inc.
0.75%, 09/01/19 CONV 144AΔ	1,435,000	1,429,619
Ares Capital Corporation
5.13%, 06/01/16 CONV	2,420,000	2,515,288
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/18 CONV	1,700,000	2,538,312
Biomet, Inc.
6.50%, 10/01/20	495,000	520,987
Blucora, Inc.
4.25%, 04/01/19 CONV	1,925,000	1,798,672
Bristow Group, Inc.
3.00%, 06/15/38 CONV	662,000	666,965
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV 144AΔ	1,220,000	1,286,338
Cardtronics, Inc.
1.00%, 12/01/20 CONVΔ	1,250,000	1,242,969
Cepheid
1.25%, 02/01/21 CONVΔ	1,930,000	2,150,744
Chesapeake Energy Corporation
2.50%, 05/15/37 CONV	2,130,000	2,051,456
Ciena Corporation
0.88%, 06/15/17 CONVΔ	950,000	947,031
Citigroup, Inc.
5.95%, 07/29/49†Δ	2,675,000	2,711,781
Citrix Systems, Inc.
0.50%, 04/15/19 CONV 144AΔ	865,000	911,494
Clearwire Communications LLC
8.25%, 12/01/40 CONV 144AΔ	2,570,000	2,807,725
Electronic Arts, Inc.
0.75%, 07/15/16 CONV	695,000	1,289,225
Electronics For Imaging, Inc.
0.75%, 09/01/19 CONV 144A	925,000	946,969
Euronet Worldwide, Inc.
1.50%, 10/01/44 CONV 144A	1,210,000	1,313,606
Extra Space Storage LP
2.38%, 07/01/33 CONV 144A	1,280,000	1,584,800
Forest City Enterprises, Inc.
3.63%, 08/15/20 CONV	1,585,000	1,846,525
General Electric Capital Corporation
6.25%, 12/29/49†Δ	3,400,000	3,842,000
Goodrich Petroleum Corporation
5.00%, 10/01/32 CONVΔ	920,000	484,150
Griffon Corporation
4.00%, 01/15/17 CONV 144A	535,000	693,159

84	See Notes to Schedules of Investments.

	Par	Value
HCA, Inc.
5.38%, 02/01/25	$140,000	$147,525
Hologic, Inc.
2.00%, 03/01/42 STEPΔ	1,797,000	2,229,403
0.00%, 12/15/43 STEPΩ	555,000	653,166
HomeAway, Inc.
0.13%, 04/01/19 CONV 144A	2,830,000	2,693,806
Hornbeck Offshore Services, Inc.
1.50%, 09/01/19 CONVΔ	1,230,000	991,688
Huron Consulting Group, Inc.
1.25%, 10/01/19 CONV 144AΔ	1,455,000	1,607,775
Illumina, Inc.
0.00%, 06/15/19 CONV 144AΩ†Δ	2,165,000	2,400,444
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	1,685,000	1,954,600
Intel Corporation
3.48%, 12/15/35 CONVΔ	4,644,000	5,787,585
InterDigital, Inc.
1.50%, 03/01/20 CONV 144AΔ	850,000	846,281
j2 Global, Inc.
3.25%, 06/15/29 CONVΔ	1,030,000	1,190,938
Jarden Corporation
1.88%, 09/15/18 CONV	740,000	1,271,412
Lam Research Corporation
0.50%, 05/15/16 CONV	490,000	591,369
Liberty Interactive LLC
1.00%, 09/30/43 CONV 144A	1,514,485	1,487,982
LinkedIn Corporation
0.50%, 11/01/19 CONV 144A	855,000	939,970
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONV 144A	1,720,000	1,809,225
Macquarie Infra-structure Co. LLC
2.88%, 07/15/19 CONVΔ	2,125,000	2,527,422
Medidata Solutions, Inc.
1.00%, 08/01/18 CONVΔ	1,115,000	1,262,738
Meritor, Inc.
4.00%, 02/15/27 STEP	2,015,000	2,094,341
Microchip Technology, Inc.
1.63%, 02/15/25 CONV 144A	2,566,000	2,676,659
Molina Healthcare, Inc.
1.63%, 08/15/44 CONVΔ	1,110,000	1,440,919
National Health Investors, Inc.
3.25%, 04/01/21 CONV	1,980,000	2,097,562
Navistar International Corporation
4.75%, 04/15/19 CONV 144A	1,360,000	1,235,050
NetSuite, Inc.
0.25%, 06/01/18 CONV	2,375,000	2,478,906
Newmont Mining Corporation
1.63%, 07/15/17 CONV	1,770,000	1,824,206
NRG Yield, Inc.
3.50%, 02/01/19 CONV 144A	1,285,000	1,519,512
Nuance Communications, Inc.
2.75%, 11/01/31 CONV	1,270,000	1,266,825
NuVasive, Inc.
2.75%, 07/01/17 CONV	2,095,000	2,626,606
NVIDIA Corporation
1.00%, 12/01/18 CONV	2,085,000	2,468,119
Omnicare, Inc.
3.25%, 12/15/35 CONVΔ	2,175,000	2,468,703
Priceline Group, Inc.
0.90%, 09/15/21 CONV 144A	2,240,000	2,167,200
Restoration Hardware Holdings, Inc.
0.00%, 06/15/19 CONV 144AΩ†Δ	965,000	1,028,931
Royal Gold, Inc.
2.88%, 06/15/19 CONV	2,055,000	2,123,072
RTI International Metals, Inc.
1.63%, 10/15/19 CONVΔ	1,820,000	2,102,100
Ryland Group, Inc.
0.25%, 06/01/19 CONVΔ	2,275,000	2,226,656
salesforce.com, Inc.
0.25%, 04/01/18 CONVΔ	1,920,000	2,304,000
SanDisk Corporation
0.50%, 10/15/20 CONV	1,978,000	1,995,308
SEACOR Holdings, Inc.
2.50%, 12/15/27 CONV	1,565,000	1,612,928
3.00%, 11/15/28 CONV	200,000	174,625
Shutterfly, Inc.
0.25%, 05/15/18 CONV	1,285,000	1,274,559
Starwood Property Trust, Inc.
4.55%, 03/01/18 CONV	2,225,000	2,454,453
Synchronoss Technologies, Inc.
0.75%, 08/15/19 CONV	300,000	347,812
Tesla Motors, Inc.
0.25%, 03/01/19 CONVΔ	1,995,000	1,758,094
TiVo, Inc.
2.00%, 10/01/21 CONV 144AΔ	2,030,000	1,909,469
T-Mobile USA, Inc.
6.38%, 03/01/25	240,000	248,256
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	2,335,000	2,480,938
Trinity Industries, Inc.
3.88%, 06/01/36 CONV	240,000	376,200
Twitter, Inc.
0.25%, 09/15/19 CONV 144A	2,670,000	2,634,956
Walter Investment Management Corporation
4.50%, 11/01/19 CONV	871,000	680,469
Web.com Group, Inc.
1.00%, 08/15/18 CONV	1,770,000	1,639,462
WebMD Health Corporation
2.50%, 01/31/18 CONVΔ	900,000	919,125
1.50%, 12/01/20 CONVΔ	1,850,000	1,959,844
Whiting Petroleum Corporation
1.25%, 04/01/20 CONV 144A	1,125,000	1,193,203
Workday, Inc.
0.75%, 07/15/18 CONV	500,000	601,562
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV 144A	615,000	651,516

See Notes to Schedules of Investments.	85

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Yahoo!, Inc.
0.00%, 12/01/18 CONVΩ†Δ	$1,550,000	$1,679,812

Total Corporate Bonds (Cost $129,720,578)		135,382,354

FOREIGN BONDS — 0.8%
Canada — 0.2%
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144A	400,000	434,124
5.50%, 03/01/23 144AΔ	325,000	329,062
VRX Escrow Corporaton
6.13%, 04/15/25 144A	415,000	430,563

		1,193,749

Luxembourg — 0.1%
Intelsat Luxembourg SA
7.75%, 06/01/21Δ	600,000	555,750

Netherlands — 0.5%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17 CONV	2,750,000	3,036,550

Total Foreign Bonds (Cost $4,573,086)		4,786,049

U.S. TREASURY OBLIGATIONS — 17.9%
U.S. Treasury Bills
0.09%, 04/02/15	29,550,000	29,549,997
0.05%, 06/25/15	24,400,000	24,399,414
0.07%, 09/17/15	22,750,000	22,739,854
0.11%, 09/17/15	1,600,000	1,599,286
0.10%, 01/07/16	500,000	499,308
0.18%, 01/07/16	1,750,000	1,747,576
0.20%, 01/07/16	1,400,000	1,398,026
0.24%, 01/07/16	23,900,000	23,866,899

		105,800,360

Total U.S. Treasury Obligations (Cost $105,787,858)		105,800,360

TOTAL INVESTMENTS — 112.9% (Cost $615,069,773)		668,723,718

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
0.0% — 0.0%
S&P 500® Index, Strike Price $2,000.00, Expires 05/01/15 (DEUT)	(132)	$(210,540)
S&P 500® Index, Strike Price $2,135.00, Expires 05/01/15 (DEUT)	(25)	(13,375)

		(223,915)

Call Options — 0.0%
S&P 500® Index, Strike Price $2,105.00, Expires 04/10/15 (CITIG)	(25)	(9,250)
S&P 500® Index, Strike Price $2,110.00, Expires 05/01/15 (MSCS)	(27)	(24,030)
S&P 500® Index, Strike Price $2,155.00, Expires 04/17/15 (DEUT)	(25)	(1,950)

		(35,230)

Put Options — (0.1)%
S&P 500® Index, Strike Price $1,960.00, Expires 04/10/15 (CITIG)	(131)	(22,925)
S&P 500® Index, Strike Price $1,980.00, Expires 04/24/15 (MSCS)	(134)	(105,190)
S&P 500® Index, Strike Price $2,050.00, Expires 04/17/15 (MSCS)	(133)	(248,710)
		(376,825)
Total Written Options (Premiums received $(648,407))		(635,970)

Other Assets in Excess of Liabilities — (12.8)%		(75,787,878)

NET ASSETS — 100.0%		$592,299,870

86	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$264,685,010	$264,685,010	$—	$—
Corporate Bonds	135,382,354	—	135,382,354	—
Foreign Bonds	4,786,049	—	4,786,049	—
Foreign Common Stocks:
Bermuda	2,684,610	2,684,610	—	—
British Virgin Islands	18,410	18,410	—	—
Canada	3,175,573	3,175,573	—	—
Curacao	132,419	132,419	—	—
France	3,980,559	3,980,559	—	—
Ireland	3,178,915	3,178,915	—	—
Japan	497,902	497,902	—	—
Jersey	18,101	18,101	—	—
Liberia	8,758	8,758	—	—
Netherlands	619,006	619,006	—	—
Panama	23,824	23,824	—	—
Singapore	34,412	34,412	—	—
Switzerland	1,264,516	1,264,516	—	—
United Kingdom	2,272,028	2,272,028	—	—
Master Limited Partnership	2,137,529	2,137,529	—	—
Money Market Funds	102,069,083	102,069,083	—	—
Preferred Stocks	32,239,183	32,239,183	—	—
U.S. Treasury Obligations	105,800,360	—	105,800,360	—
Synthetic Convertible Instrument	3,715,117	—	—	3,715,117

Total Assets — Investments in Securities	$668,723,718	$419,039,838	$245,968,763	$3,715,117

Other Financial Instruments***
Forward Foreign Currency Contracts	$83,565	$—	$83,565	$—

Total Assets — Other Financial Instruments	$83,565	$—	$83,565	$—

See Notes to Schedules of Investments.	87

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options	$(635,970)	$(223,915)	$(412,055)	$—

Total Liabilities — Investments in Securities	$(635,970)	$(223,915)	$(412,055)	$—

Other Financial Instruments***
Futures Contracts	$(34,460)	$(34,460)	$—	$—

Total Liabilities — Other Financial Instruments	$(34,460)	$(34,460)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2014 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2015 is $7,064,460.

The unobservable inputs used in the fair value measurement of the reporting entity’s preferred stock and synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Preferred Stock	Synthetic Convertible Instruments
Balance, 12/31/14	$13,851,501	$8,530,038	$5,321,463
Accrued discounts/premiums	—	—	—
Realized gain (loss)	93,214	66,292	26,922
Change in unrealized appreciation (depreciation)	60,420	57,287	3,133
Purchases	1,856,475	966,819	889,656
Sales	(3,841,100)	(1,315,043)	(2,526,057)
Transfers in to Level 3	—	—	—
Transfers out of Level 3(1)	(8,305,393)	(8,305,393)	—
Maturities	—	—	—
Paydowns	—	—	—

Balance, 03/31/15	$3,715,117	$—	$3,715,117

(1)

Transfers out of Level 3 represent the value of securities at March 31, 2015 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

88	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.6%
Consumer Discretionary — 13.7%
Amazon.com, Inc.*	9,292	$3,457,553
AutoNation, Inc.*	1,753	112,770
AutoZone, Inc.Δ*	785	535,496
Bed Bath & Beyond, Inc.*	4,584	351,937
Best Buy Co., Inc.Δ	7,125	269,254
BorgWarner, Inc.	5,542	335,180
Cablevision Systems Corporation Class AΔ	5,237	95,837
CarMax, Inc.Δ*	5,074	350,157
CBS Corporation Class BΔ	11,166	676,995
Chipotle Mexican Grill, Inc.*	751	488,556
Coach, Inc.Δ	6,741	279,280
Comcast Corporation Class A	62,030	3,502,834
Costco Wholesale Corporation	10,739	1,626,905
D.R. Horton, Inc.	7,977	227,185
Darden Restaurants, Inc.	3,098	214,815
DIRECTV*	12,334	1,049,623
Discovery Communications, Inc. Class AΔ*	3,629	111,628
Discovery Communications, Inc. Class C*	6,455	190,261
Dollar General Corporation*	7,350	554,043
Dollar Tree, Inc.*	5,013	406,780
eBay, Inc.*	26,867	1,549,689
Estee Lauder Cos., Inc. (The) Class A	5,486	456,216
Expedia, Inc.Δ	2,447	230,336
Family Dollar Stores, Inc.	2,329	184,550
Ford Motor Co.	96,528	1,557,962
Fossil Group, Inc.Δ*	1,072	88,386
GameStop Corporation Class AΔ	2,693	102,226
Gannett Co., Inc.	5,525	204,867
Gap, Inc. (The)Δ	6,430	278,612
General Motors Co.	33,030	1,238,625
Genuine Parts Co.	3,751	349,556
Goodyear Tire & Rubber Co. (The)	6,649	180,055
H&R Block, Inc.	6,598	211,598
Hanesbrands, Inc.Δ	9,832	329,470
Harley-Davidson, Inc.	5,141	312,264
Harman International Industries, Inc.	1,678	224,231
Hasbro, Inc.Δ	2,682	169,610
Home Depot, Inc. (The)	32,176	3,655,515
Interpublic Group of Cos., Inc. (The)	9,872	218,369
Johnson Controls, Inc.	16,107	812,437
Kohl’s CorporationΔ	4,959	388,042
L Brands, Inc.	6,044	569,889
Leggett & Platt, Inc.	3,364	155,047
Lennar Corporation Class AΔ	4,405	228,223
Lowe’s Cos., Inc.	23,761	1,767,581
Macy’s, Inc.Δ	8,372	543,427
Marriott International, Inc. Class AΔ	5,052	405,777
Mattel, Inc.Δ	8,446	192,991
McDonald’s Corporation	23,467	2,286,624
Mohawk Industries, Inc.Δ*	1,498	278,253
Netflix, Inc.*	1,485	618,785
Newell Rubbermaid, Inc.Δ	6,575	256,885
News Corporation Class A*	11,922	190,871
NIKE, Inc. Class B	17,094	1,715,041
Nordstrom, Inc.	3,459	277,827
Omnicom Group, Inc.Δ	6,079	474,040
O’Reilly Automotive, Inc.*	2,457	531,302
Priceline Group, Inc. (The)*	1,265	1,472,650
PulteGroup, Inc.	8,039	178,707
PVH Corporation	1,972	210,136
Ralph Lauren Corporation	1,437	188,965
Ross Stores, Inc.	5,025	529,434
Scripps Networks Interactive, Inc. Class AΔ	2,433	166,806
Staples, Inc.Δ	15,686	255,447
Starbucks Corporation	18,315	1,734,430
Starwood Hotels & Resorts Worldwide, Inc.	4,195	350,282
Target Corporation	15,550	1,276,188
Tiffany & Co.Δ	2,785	245,108
Time Warner Cable, Inc.	6,880	1,031,174
Time Warner, Inc.	20,234	1,708,559
TJX Cos., Inc. (The)	16,610	1,163,530
Tractor Supply Co.	3,370	286,652
TripAdvisor, Inc.*	2,766	230,048
Twenty-First Century Fox, Inc. Class A	44,634	1,510,415
Under Armour, Inc. Class AΔ*	4,096	330,752
Urban Outfitters, Inc.Δ*	2,329	106,319
VF Corporation	8,332	627,483
Wal-Mart Stores, Inc.	38,547	3,170,491
Walt Disney Co. (The)	38,169	4,003,546
Whirlpool Corporation	1,916	387,147
Wyndham Worldwide Corporation	2,929	264,987
Yum! Brands, Inc.	10,566	831,756

		60,333,280

Consumer Staples — 6.9%
Archer-Daniels-Midland Co.	15,372	728,633
Campbell Soup Co.Δ	4,364	203,144
Clorox Co. (The)Δ	3,196	352,806
Coca-Cola Co. (The)	95,872	3,887,610
Coca-Cola Enterprises, Inc.	5,293	233,951
Colgate-Palmolive Co.	20,852	1,445,878
ConAgra Foods, Inc.	10,361	378,487
CVS Health Corporation	27,471	2,835,282
Dr. Pepper Snapple Group, Inc.Δ	4,758	373,408
General Mills, Inc.	14,777	836,378
Hershey Co. (The)	3,619	365,193
Hormel Foods Corporation	3,228	183,512
J.M. Smucker Co. (The)Δ	2,507	290,135
Kellogg Co.Δ	6,202	409,022
Keurig Green Mountain, Inc.	2,984	333,402
Kimberly-Clark Corporation	8,909	954,243
Kraft Foods Group, Inc.	14,387	1,253,323
Kroger Co. (The)	12,015	921,070
McCormick & Co., Inc. (Non-Voting Shares)Δ	3,170	244,439
Mead Johnson Nutrition Co.	4,895	492,094
Mondelez International, Inc. Class A	40,203	1,450,926
Monster Beverage Corporation*	3,602	498,499
PepsiCo, Inc.	36,143	3,455,994
Procter & Gamble Co. (The)	65,886	5,398,699
Sysco Corporation	14,442	544,897

See Notes to Schedules of Investments.	89

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tyson Foods, Inc. Class AΔ	7,246	$277,522
Walgreens Boots Alliance, Inc.	21,282	1,802,160
Whole Foods Market, Inc.	8,756	456,012

		30,606,719

Energy — 7.5%
Anadarko Petroleum Corporation	12,394	1,026,347
Apache Corporation	9,275	559,561
Baker Hughes, Inc.	10,659	677,699
Cabot Oil & Gas CorporationΔ	10,235	302,240
Cameron International Corporation*	4,711	212,560
Chesapeake Energy CorporationΔ	12,613	178,600
Chevron Corporation	45,916	4,820,262
Cimarex Energy Co.	2,117	243,646
ConocoPhillips	29,982	1,866,679
CONSOL Energy, Inc.Δ	5,540	154,511
Devon Energy Corporation	9,482	571,859
Diamond Offshore Drilling, Inc.Δ	1,605	42,998
EOG Resources, Inc.	13,388	1,227,546
EQT Corporation	3,731	309,188
Exterran Holdings, Inc.	13	436
Exxon Mobil Corporation	102,339	8,698,815
First Solar, Inc.Δ*	1,860	111,209
FMC Technologies, Inc.*	5,679	210,180
Halliburton Co.	20,819	913,538
Helmerich & Payne, Inc.Δ	2,693	183,313
Hess Corporation	5,866	398,125
Kinder Morgan, Inc.Δ	41,554	1,747,761
Marathon Oil Corporation	16,357	427,081
Marathon Petroleum Corporation	6,654	681,303
Murphy Oil CorporationΔ	4,112	191,619
National Oilwell Varco, Inc.Δ	9,943	497,051
Newfield Exploration Co.*	3,857	135,342
Noble Energy, Inc.	9,450	462,105
Occidental Petroleum Corporation	18,780	1,370,940
ONEOK, Inc.	5,176	249,690
Phillips 66	13,247	1,041,214
Pioneer Natural Resources Co.Δ	3,667	599,591
QEP Resources, Inc.	4,088	85,235
Range Resources CorporationΔ	4,042	210,346
Southwestern Energy Co.Δ*	9,308	215,853
Spectra Energy CorporationΔ	16,260	588,124
Tesoro Corporation	3,065	279,804
Valero Energy Corporation	12,524	796,777
Williams Cos., Inc. (The)	16,511	835,291

		33,124,439

Financial Services — 17.7%
Affiliated Managers Group, Inc.*	1,332	286,087
Aflac, Inc.	10,723	686,379
Alliance Data Systems Corporation*	1,521	450,596
Allstate Corporation (The)	10,171	723,870
American Express Co.	21,399	1,671,690
American International Group, Inc.	33,492	1,835,027
American Tower Corporation REIT	10,312	970,875
Ameriprise Financial, Inc.	4,485	586,817
Apartment Investment & Management Co. Class A REIT	3,793	149,292
Assurant, Inc.	1,710	105,011
AvalonBay Communities, Inc. REIT	3,219	560,911
Bank of America Corporation	256,698	3,950,582
Bank of New York Mellon Corporation (The)	27,290	1,098,150
BB&T Corporation	17,708	690,435
Berkshire Hathaway, Inc. Class B*	44,517	6,424,693
BlackRock, Inc.	3,108	1,137,031
Boston Properties, Inc. REIT	3,737	524,974
Capital One Financial Corporation	13,504	1,064,385
CBRE Group, Inc. Class A*	6,831	264,428
Charles Schwab Corporation (The)	28,232	859,382
Chubb Corporation (The)	5,616	567,778
Cincinnati Financial CorporationΔ	3,682	196,177
Citigroup, Inc.	74,040	3,814,541
CME Group, Inc.	7,706	729,835
Comerica, Inc.	4,430	199,926
Crown Castle International Corporation REIT	8,092	667,914
Discover Financial Services	10,863	612,130
Dun & Bradstreet Corporation (The)	866	111,160
E*TRADE Financial Corporation*	7,143	203,968
Equifax, Inc.	2,888	268,584
Equinix, Inc. REIT	1,376	320,402
Equity Residential REIT	8,877	691,163
Essex Property Trust, Inc. REIT	1,589	365,311
Fidelity National Information Services, Inc.	6,941	472,404
Fifth Third Bancorp	19,775	372,759
Fiserv, Inc.*	5,798	460,361
Franklin Resources, Inc.	9,549	490,055
General Growth Properties, Inc. REIT	15,290	451,819
Genworth Financial, Inc. Class AΔ*	12,462	91,097
Goldman Sachs Group, Inc. (The)	9,898	1,860,527
Hartford Financial Services Group, Inc. (The)	10,260	429,073
HCP, Inc. REIT	11,348	490,347
Health Care REIT, Inc.	8,516	658,798
Host Hotels & Resorts, Inc. REITΔ	18,383	370,969
Hudson City Bancorp, Inc.Δ	11,463	120,132
Huntington Bancshares, Inc.	20,112	222,238
Intercontinental Exchange, Inc.	2,732	637,294
Iron Mountain, Inc. REITΔ	4,553	166,093
JPMorgan Chase & Co.	90,996	5,512,538
KeyCorp	20,693	293,013
Kimco Realty Corporation REIT	10,192	273,655
Legg Mason, Inc.	2,493	137,614
Leucadia National Corporation	7,527	167,777
Lincoln National Corporation	6,202	356,367
Loews Corporation	7,210	294,384

90	See Notes to Schedules of Investments.

	Shares	Value
M&T Bank Corporation	3,238	$411,226
Macerich Co. (The) REIT	3,482	293,637
Marsh & McLennan Cos., Inc.	13,116	735,676
MasterCard, Inc. Class A	23,776	2,054,009
McGraw Hill Financial, Inc.	6,676	690,298
MetLife, Inc.	27,269	1,378,448
Moody’s Corporation	4,299	446,236
Morgan Stanley	37,630	1,343,015
NASDAQ OMX Group, Inc. (The)Δ	2,978	151,699
Navient Corporation	9,687	196,937
Northern Trust Corporation	5,100	355,215
People’s United Financial, Inc.Δ	7,730	117,496
Plum Creek Timber Co., Inc. REIT	4,391	190,789
PNC Financial Services Group, Inc. (The)	12,692	1,183,402
Principal Financial Group, Inc.	6,708	344,590
Progressive Corporation (The)	13,029	354,389
Prologis, Inc. REIT	12,493	544,195
Prudential Financial, Inc.	11,122	893,208
Public Storage REIT	3,545	698,861
Regions Financial Corporation	32,642	308,467
Simon Property Group, Inc. REIT	7,587	1,484,321
SL Green Realty Corporation REITΔ	2,405	308,754
State Street Corporation	10,009	735,962
SunTrust Banks, Inc.	12,685	521,227
T. Rowe Price Group, Inc.	6,371	515,924
Torchmark CorporationΔ	3,041	167,012
Total System Services, Inc.	4,063	155,003
Travelers Cos., Inc. (The)	7,843	848,064
Unum Group	6,012	202,785
US Bancorp	43,421	1,896,195
Ventas, Inc. REIT	8,063	588,760
Visa, Inc. Class AΔ	47,384	3,099,387
Vornado Realty Trust REIT	4,217	472,304
Wells Fargo & Co.	114,498	6,228,691
Western Union Co. (The)Δ	12,966	269,822
Weyerhaeuser Co. REIT	12,835	425,480
Zions Bancorporation	4,923	132,921

		77,863,223

Healthcare — 11.2%
Abbott Laboratories	36,847	1,707,122
AbbVie, Inc.	38,901	2,277,265
Aetna, Inc.	8,534	909,127
Agilent Technologies, Inc.	8,141	338,259
Alexion Pharmaceuticals, Inc.*	4,934	855,062
Amgen, Inc.	18,524	2,961,061
Anthem, Inc.	6,481	1,000,731
Baxter International, Inc.Δ	13,179	902,761
Becton, Dickinson and Co.	5,107	733,267
Biogen, Inc.*	5,725	2,417,324
Boston Scientific Corporation*	32,685	580,159
Bristol-Myers Squibb Co.	40,571	2,616,830
C.R. Bard, Inc.	1,790	299,556
Cardinal Health, Inc.	8,020	723,965
Celgene Corporation*	19,542	2,252,802
Cerner Corporation*	7,501	549,523
Cigna Corporation	6,260	810,294
DaVita HealthCare Partners, Inc.*	4,232	343,977
DENTSPLY International, Inc.Δ	3,497	177,962
Edwards Lifesciences Corporation*	2,626	374,100
Eli Lilly & Co.	23,874	1,734,446
Express Scripts Holding Co.*	17,791	1,543,725
Gilead Sciences, Inc.*	36,353	3,567,320
HCA Holdings, Inc.*	7,180	540,151
Henry Schein, Inc.*	2,041	284,964
Hospira, Inc.*	4,184	367,523
Humana, Inc.	3,650	649,773
Intuitive Surgical, Inc.*	894	451,497
Johnson & Johnson	67,872	6,827,923
Laboratory Corporation of America Holdings*	2,472	311,694
McKesson Corporation	5,683	1,285,495
Patterson Cos., Inc.Δ	2,173	106,021
PerkinElmer, Inc.Δ	2,777	142,016
Quest Diagnostics, Inc.Δ	3,573	274,585
Regeneron Pharmaceuticals, Inc.*	1,799	812,213
St. Jude Medical, Inc.	6,787	443,870
Stryker Corporation	7,346	677,668
Tenet Healthcare CorporationΔ*	2,456	121,597
Thermo Fisher Scientific, Inc.	9,734	1,307,666
UnitedHealth Group, Inc.	23,269	2,752,490
Universal Health Services, Inc. Class B	2,240	263,670
Varian Medical Systems, Inc.Δ*	2,449	230,426
Vertex Pharmaceuticals, Inc.*	5,908	696,967
Zimmer Holdings, Inc.	4,103	482,185
Zoetis, Inc.	12,149	562,377

		49,269,409

Materials & Processing — 3.3%
Air Products & Chemicals, Inc.	4,683	708,444
Airgas, Inc.	1,621	172,004
Alcoa, Inc.Δ	29,804	385,068
Allegheny Technologies, Inc.Δ	2,683	80,517
Ball Corporation	3,377	238,551
CF Industries Holdings, Inc.	1,163	329,920
Dow Chemical Co. (The)	26,542	1,273,485
E.I. du Pont de Nemours & Co.	22,102	1,579,630
Eastman Chemical Co.	3,678	254,738
Ecolab, Inc.	6,582	752,849
Fastenal Co.Δ	6,557	271,689
FMC CorporationΔ	3,305	189,211
Freeport-McMoRan, Inc.Δ	25,193	477,407
International Flavors & Fragrances, Inc.	1,938	227,521
International Paper Co.	10,315	572,379
Martin Marietta Materials, Inc.	1,517	212,077
Masco Corporation	8,443	225,428
MeadWestvaco Corporation	4,135	206,212
Monsanto Co.	11,740	1,321,220
Mosaic Co. (The)	7,661	352,866
Newmont Mining Corporation	12,111	262,930
Nucor CorporationΔ	7,859	373,538
Owens-Illinois, Inc.*	4,021	93,770
PPG Industries, Inc.	3,333	751,725
Praxair, Inc.	7,086	855,564
Precision Castparts CorporationΔ	3,459	726,390
Sealed Air Corporation	5,026	228,985

See Notes to Schedules of Investments.	91

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sherwin-Williams Co. (The)	1,977	$562,457
Sigma-Aldrich Corporation	2,920	403,690
Vulcan Materials Co.	3,247	273,722

		14,363,987

Producer Durables — 10.1%
3M Co.	15,475	2,552,601
ADT Corporation (The)Δ	4,235	175,837
American Airlines Group, Inc.	17,479	922,542
AMETEK, Inc.	5,859	307,832
Automatic Data Processing, Inc.	11,583	991,968
Avery Dennison Corporation	2,177	115,185
Boeing Co. (The)	15,986	2,399,179
C.H. Robinson Worldwide, Inc.Δ	3,517	257,515
Caterpillar, Inc.	14,808	1,185,084
Cintas CorporationΔ	2,406	196,402
CSX Corporation	24,131	799,219
Cummins, Inc.	4,135	573,276
Danaher Corporation	15,003	1,273,755
Deere & Co.Δ	8,281	726,161
Delta Air Lines, Inc.	20,206	908,462
Dover CorporationΔ	3,913	270,467
Emerson Electric Co.	16,813	951,952
Expeditors International of Washington, Inc.	4,648	223,941
FedEx Corporation	6,436	1,064,836
FLIR Systems, Inc.	3,345	104,632
Flowserve CorporationΔ	3,249	183,536
Fluor Corporation	3,581	204,690
General Dynamics Corporation	7,711	1,046,614
General Electric Co.	245,719	6,096,288
Honeywell International, Inc.	19,094	1,991,695
Illinois Tool Works, Inc.Δ	8,528	828,410
Jacobs Engineering Group, Inc.Δ*	3,148	142,164
Joy Global, Inc.Δ	2,484	97,323
Kansas City Southern	2,712	276,841
L-3 Communications Holdings, Inc.	2,050	257,870
Lockheed Martin Corporation	6,554	1,330,200
Norfolk Southern Corporation	7,511	773,032
Northrop Grumman Corporation	4,827	776,954
PACCAR, Inc.Δ	8,584	541,994
Pall Corporation	2,603	261,315
Parker Hannifin CorporationΔ	3,475	412,760
Paychex, Inc.	8,047	399,252
Pitney Bowes, Inc.Δ	4,753	110,840
Quanta Services, Inc.*	5,107	145,703
Raytheon Co.	7,477	816,862
Republic Services, Inc.	6,170	250,255
Robert Half International, Inc.	3,379	204,497
Rockwell Automation, Inc.Δ	3,269	379,171
Rockwell Collins, Inc.	3,216	310,505
Roper Industries, Inc.	2,434	418,648
Ryder System, Inc.	1,287	122,123
Snap-on, Inc.	1,417	208,384
Southwest Airlines Co.	16,490	730,507
Stanley Black & Decker, Inc.	3,823	364,561
Stericycle, Inc.*	2,103	295,324
Textron, Inc.	6,824	302,508
Union Pacific Corporation	21,479	2,326,390
United Parcel Service, Inc. Class B	17,002	1,648,174
United Rentals, Inc.Δ*	2,353	214,499
United Technologies Corporation	20,160	2,362,752
W.W. Grainger, Inc.Δ	1,486	350,414
Waste Management, Inc.	10,418	564,968
Waters Corporation*	1,999	248,516
Xerox Corporation	25,834	331,967
Xylem, Inc.	4,499	157,555

		44,486,907

Technology — 16.8%
Adobe Systems, Inc.*	11,610	858,443
Akamai Technologies, Inc.*	4,388	311,745
Altera Corporation	7,224	309,982
Amphenol Corporation Class A	7,580	446,689
Analog Devices, Inc.Δ	7,526	474,138
Apple, Inc.	142,199	17,693,822
Applied Materials, Inc.	30,004	676,890
Autodesk, Inc.*	5,596	328,149
Broadcom Corporation Class A	13,317	576,560
CA, Inc.Δ	7,828	255,271
Cisco Systems, Inc.	124,571	3,428,817
Citrix Systems, Inc.*	3,823	244,175
Cognizant Technology Solutions Corporation Class A*	14,917	930,672
Computer Sciences CorporationΔ	3,451	225,281
Corning, Inc.	31,021	703,556
Electronic Arts, Inc.*	7,655	450,229
EMC Corporation	48,441	1,238,152
F5 Networks, Inc.Δ*	1,791	205,858
Facebook, Inc. Class A*	51,233	4,212,121
Google, Inc. Class A*	6,969	3,865,704
Google, Inc. Class C*	6,984	3,827,232
Harris Corporation	2,521	198,554
Hewlett-Packard Co.	44,336	1,381,510
Intel Corporation	115,601	3,614,843
International Business Machines Corporation	22,434	3,600,657
Intuit, Inc.	6,750	654,480
Juniper Networks, Inc.	8,820	199,156
KLA-Tencor Corporation	3,950	230,246
Lam Research CorporationΔ	3,920	275,321
Linear Technology Corporation	5,917	276,916
Microchip Technology, Inc.Δ	4,819	235,649
Micron Technology, Inc.*	26,397	716,151
Microsoft Corporation	200,218	8,139,863
Motorola Solutions, Inc.	4,620	308,015
NetApp, Inc.	7,676	272,191
NVIDIA CorporationΔ	12,733	266,438
Oracle Corporation	78,173	3,373,165
QUALCOMM, Inc.	40,317	2,795,581
Red Hat, Inc.*	4,433	335,800
salesforce.com, Inc.*	14,763	986,316
SanDisk CorporationΔ	5,192	330,315
Skyworks Solutions, Inc.	4,618	453,903
Symantec Corporation	16,798	392,485
Teradata CorporationΔ*	3,490	154,049
Texas Instruments, Inc.	25,590	1,463,364
VeriSign, Inc.Δ*	2,556	171,175
Western Digital Corporation	5,307	482,990

92	See Notes to Schedules of Investments.

	Shares	Value
Xilinx, Inc.	6,288	$265,982
Yahoo!, Inc.*	21,164	940,422

		73,779,023

Utilities — 5.4%
AES Corporation	15,449	198,520
AGL Resources, Inc.Δ	2,975	147,709
Ameren CorporationΔ	5,934	250,415
American Electric Power Co., Inc.	11,967	673,144
AT&T, Inc.Δ	126,615	4,133,980
CenterPoint Energy, Inc.Δ	10,495	214,203
CenturyLink, Inc.Δ	13,830	477,826
CMS Energy Corporation	6,840	238,784
Consolidated Edison, Inc.Δ	7,142	435,662
Dominion Resources, Inc.Δ	14,364	1,017,977
DTE Energy Co.	4,338	350,033
Duke Energy Corporation	17,272	1,326,144
Edison International	7,960	497,261
Entergy Corporation	4,404	341,266
Eversource EnergyΔ	7,735	390,772
Exelon Corporation	20,984	705,272
FirstEnergy Corporation	10,271	360,101
Frontier Communications CorporationΔ	24,574	173,247
Integrys Energy Group, Inc.	1,881	135,470
Level 3 Communications, Inc.*	6,996	376,665
NextEra Energy, Inc.	10,832	1,127,069
NiSource, Inc.	7,755	342,461
NRG Energy, Inc.Δ	8,126	204,694
Pepco Holdings, Inc.	6,322	169,619
PG&E Corporation	11,628	617,098
Pinnacle West Capital Corporation	2,712	172,890
PPL Corporation	16,292	548,389
Public Service Enterprise Group, Inc.	12,354	517,880
SCANA CorporationΔ	3,429	188,561
Sempra Energy	5,660	617,053
Southern Co. (The)Δ	22,198	982,927
TECO Energy, Inc.Δ	5,681	110,211
Verizon Communications, Inc.	101,403	4,931,228
Windstream Holdings, Inc.Δ	14,907	110,312
Wisconsin Energy CorporationΔ	5,412	267,894
Xcel Energy, Inc.	12,342	429,625

		23,782,362

Total Common Stocks (Cost $246,484,961)		407,609,349

FOREIGN COMMON STOCKS — 3.9%
Bermuda — 0.1%
Invesco, Ltd.	10,561	419,166

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.*	4,889	321,452

Curacao — 0.6%
Schlumberger, Ltd.	31,024	2,588,643

Ireland — 1.6%
Accenture PLC Class AΔ	15,350	1,438,141
Actavis PLC*	1	256
Allegion PLC	2,288	139,957
Eaton Corporation PLC	11,641	790,890
Ingersoll-Rand PLC	6,369	433,602
Mallinckrodt PLC*	2,843	360,066
Medtronic PLC	34,788	2,713,116
Pentair PLCΔ	4,481	281,810
Seagate Technology PLCΔ	7,968	414,575
Tyco International PLC	10,167	437,791
XL Group PLCΔ	6,334	233,091

		7,243,295

Jersey — 0.1%
Delphi Automotive PLC	7,066	563,443

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	3,970	324,944

Netherlands — 0.4%
LyondellBasell Industries NV Class A	9,664	848,499
Mylan NVΔ*	9,076	538,660
Nielsen NVΔ	7,710	343,635

		1,730,794

Panama — 0.1%
Carnival Corporation	10,973	524,948

Singapore — 0.2%
Avago Technologies, Ltd.	6,265	795,530

Switzerland — 0.4%
ACE, Ltd.	8,019	894,038
Garmin, Ltd.Δ	2,998	142,465
TE Connectivity, Ltd.	9,984	715,054
Transocean, Ltd.Δ	8,362	122,671

		1,874,228

United Kingdom — 0.2%
Aon PLC	6,807	654,289
Ensco PLC Class AΔ	5,810	122,417
Noble Corporation PLCΔ	6,041	86,265

		862,971

Total Foreign Common Stocks (Cost $13,132,167)		17,249,414

MONEY MARKET FUNDS — 12.0%
GuideStone Money Market Fund (Investor Class)¥	14,162,162	14,162,162
Northern Institutional Liquid Assets Portfolio§	38,733,510	38,733,510

Total Money Market Funds (Cost $52,895,672)		52,895,672

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill
0.11%, 04/30/15‡‡ (Cost $534,990)	$535,000	534,992

TOTAL INVESTMENTS — 108.6% (Cost $313,047,790)		478,289,427
Liabilities in Excess of Other Assets — (8.6)%		(38,020,471)

NET ASSETS — 100.0%		$440,268,956

See Notes to Schedules of Investments.	93

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$407,609,349	$407,609,349	$—	$—
Foreign Common Stocks	17,249,414	17,249,414	—	—
Money Market Funds	52,895,672	52,895,672	—	—
U.S. Treasury Obligations	534,992	—	534,992	—

Total Assets — Investments in Securities	$478,289,427	$477,754,435	$534,992	$—

Other Financial Instruments***
Futures Contracts	$26,298	$26,298	$—	$—

Total Assets — Other Financial Instruments	$26,298	$26,298	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

94	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.1%
Consumer Discretionary — 10.6%
Avis Budget Group, Inc.*	19,000	$1,121,285
Cablevision Systems Corporation Class AΔ	57,900	1,059,570
CBS Corporation Class BΔ	1,628	98,706
Comcast Corporation Class A	220,855	12,471,682
Cooper Tire & Rubber Co.	16,960	726,566
Costco Wholesale Corporation	948	143,617
Dana Holding CorporationΔ	438,515	9,278,977
Foot Locker, Inc.Δ	56,500	3,559,500
Ford Motor Co.	1,005,660	16,231,352
Gap, Inc. (The)Δ	175,400	7,600,082
General Motors Co.	125,595	4,709,813
Home Depot, Inc. (The)	74,708	8,487,576
J.C. Penney Co., Inc.Δ*	437,400	3,678,534
Johnson Controls, Inc.	282,908	14,269,880
Kohl’s CorporationΔ	37,500	2,934,375
Lear Corporation	45,100	4,997,982
Lennar Corporation Class AΔ	154,551	8,007,287
Macy’s, Inc.Δ	55,000	3,570,050
Target Corporation	195,118	16,013,334
Time Warner, Inc.	29,199	2,465,564
Twenty-First Century Fox, Inc. Class A	17,400	588,816
Wal-Mart Stores, Inc.	277,290	22,807,102
Walt Disney Co. (The)	9,839	1,032,013
Whirlpool Corporation	27,200	5,496,032

		151,349,695

Consumer Staples — 3.8%
Archer-Daniels-Midland Co.	38,372	1,818,833
Colgate-Palmolive Co.	3,348	232,150
CVS Health Corporation	35,115	3,624,219
Dr. Pepper Snapple Group, Inc.Δ	53,700	4,214,376
Ingredion, Inc.Δ	16,000	1,245,120
Kellogg Co.Δ	769	50,716
Kimberly-Clark CorporationΔ	2,314	247,853
Kroger Co. (The)	70,700	5,419,862
Mondelez International, Inc. Class A	254,335	9,178,950
PepsiCo, Inc.	85,165	8,143,477
Pilgrim’s Pride CorporationΔ	82,000	1,852,380
Procter & Gamble Co. (The)	89,321	7,318,963
Sysco CorporationΔ	140,459	5,299,518
Tyson Foods, Inc. Class AΔ	133,450	5,111,135
Walgreens Boots Alliance, Inc.	8,287	701,743

		54,459,295

Energy — 7.6%
Anadarko Petroleum Corporation	16,452	1,362,390
Apache Corporation	13,566	818,437
Baker Hughes, Inc.	107,114	6,810,308
California Resources Corporation	10,888	82,858
Cameron International Corporation*	118,200	5,333,184
Chesapeake Energy CorporationΔ	196,200	2,778,192
Chevron Corporation	137,393	14,423,517
ConocoPhillips	173,159	10,780,879
Devon Energy Corporation	14,386	867,620
Exxon Mobil Corporation	282,936	24,049,560
Hess Corporation	8,872	602,143
Kinder Morgan, Inc.	34,430	1,448,126
Marathon Oil Corporation	23,922	624,603
Marathon Petroleum Corporation	60,918	6,237,394
National Oilwell Varco, Inc.Δ	13,550	677,365
Occidental Petroleum Corporation	145,921	10,652,233
Oil States International, Inc.*	89,400	3,555,438
Phillips 66	11,787	926,458
Spectra Energy CorporationΔ	23,285	842,218
Tesoro Corporation	67,300	6,143,817
Valero Energy Corporation	121,061	7,701,901
Western Refining, Inc.	28,900	1,427,371

		108,146,012

Financial Services — 24.8%
Aflac, Inc.Δ	15,898	1,017,631
Allstate Corporation (The)	103,655	7,377,126
Ally Financial, Inc.Δ*	86,180	1,808,057
American Express Co.	176,600	13,795,992
American International Group, Inc.	402,749	22,066,618
Ameriprise Financial, Inc.	101,868	13,328,409
Assurant, Inc.	37,500	2,302,875
Bank of America Corporation	991,672	15,261,832
Bank of New York Mellon Corporation (The)	39,988	1,609,117
BB&T CorporationΔ	24,881	970,110
Berkshire Hathaway, Inc. Class B*	73,940	10,671,021
BlackRock, Inc.	2,768	1,012,645
Capital One Financial Corporation	300,697	23,700,938
CBOE Holdings, Inc.Δ	38,500	2,210,093
CBRE Group, Inc. Class A*	99,870	3,865,968
Charles Schwab Corporation (The)	32,975	1,003,759
Chubb Corporation (The)	35,959	3,635,455
Citigroup, Inc.	750,259	38,653,344
CME Group, Inc.Δ	11,201	1,060,847
Discover Financial Services	93,098	5,246,072
Equity Residential REIT	12,500	973,250
FactSet Research Systems, Inc.	15,500	2,467,600
Franklin Resources, Inc.Δ	2,429	124,656
Goldman Sachs Group, Inc. (The)	30,588	5,749,626
Hartford Financial Services Group, Inc. (The)	196,385	8,212,821
Host Hotels & Resorts, Inc. REIT	68,800	1,388,384
Huntington Bancshares, Inc.	217,940	2,408,237
Intercontinental Exchange, Inc.	11,800	2,752,586
Jones Lang LaSalle, Inc.	5,170	880,968
JPMorgan Chase & Co.	775,266	46,965,614
Lincoln National Corporation	45,400	2,608,684
Marsh & McLennan Cos., Inc.	6,275	351,965
McGraw Hill Financial, Inc.	34,400	3,556,960
MetLife, Inc.	32,779	1,656,979
Moody’s Corporation	45,500	4,722,900
Morgan Stanley	109,641	3,913,087
Navient Corporation	273,660	5,563,508
PNC Financial Services Group, Inc. (The)	18,714	1,744,893
Prudential Financial, Inc.	16,168	1,298,452

See Notes to Schedules of Investments.	95

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Public Storage REIT	346	$68,211
Reinsurance Group of America, Inc.	29,460	2,745,377
RLJ Lodging Trust REIT	33,500	1,048,885
Simon Property Group, Inc. REIT	2,791	546,031
SLM CorporationΔ	303,469	2,816,192
State Street Corporation	301,121	22,141,427
T. Rowe Price Group, Inc.	26,300	2,129,774
Travelers Cos., Inc. (The)Δ	154,260	16,680,134
Unum Group	65,180	2,198,521
US Bancorp	59,997	2,620,069
Voya Financial, Inc.	110,800	4,776,588
Wells Fargo & Co.	465,561	25,326,518
Western Union Co. (The)Δ	115,700	2,407,717

		353,444,523

Healthcare — 9.8%
Abbott Laboratories	52,792	2,445,853
Aetna, Inc.	45,622	4,860,112
Amgen, Inc.	1,332	212,920
Anthem, Inc.	121,231	18,719,279
Becton, Dickinson and Co.	561	80,554
Biogen, Inc.*	12,600	5,320,224
Bristol-Myers Squibb Co.	37,470	2,416,815
Cardinal Health, Inc.	78,500	7,086,195
Cigna Corporation	112,511	14,563,424
Eli Lilly & Co.	34,379	2,497,634
Express Scripts Holding Co.*	65,604	5,692,459
Gilead Sciences, Inc.*	11,000	1,079,430
Halyard Health, Inc.Δ*	289	14,219
Health Net, Inc.*	58,200	3,520,518
Humana, Inc.	31,100	5,536,422
Johnson & Johnson	323,392	32,533,235
McKesson Corporation	23,700	5,360,940
Omnicare, Inc.Δ	55,100	4,246,006
Quest Diagnostics, Inc.Δ	25,000	1,921,250
Stryker Corporation	4,724	435,789
Thermo Fisher Scientific, Inc.	8,321	1,117,843
United Therapeutics CorporationΔ*	29,310	5,054,070
UnitedHealth Group, Inc.	117,901	13,946,509

		138,661,700

Materials & Processing — 2.1%
Air Products & Chemicals, Inc.	7,467	1,129,608
Alcoa, Inc.Δ	123,500	1,595,620
Allegheny Technologies, Inc.	157,885	4,738,129
CF Industries Holdings, Inc.	9,500	2,694,960
Dow Chemical Co. (The)	35,419	1,699,404
E.I. du Pont de Nemours & Co.	1,701	121,570
Freeport-McMoRan, Inc.Δ	35,896	680,229
International Paper Co.	26,500	1,470,485
Mosaic Co. (The)	53,800	2,478,028
Sealed Air Corporation	190,748	8,690,479
United States Steel CorporationΔ	199,300	4,862,920

		30,161,432

Producer Durables — 10.7%
ADT Corporation (The)Δ	101,935	4,232,341
Alaska Air Group, Inc.	76,100	5,036,298
American Airlines Group, Inc.Δ	22,300	1,176,994
Caterpillar, Inc.	17,266	1,381,798
CSX Corporation	35,142	1,163,903
Danaher Corporation	16,329	1,386,332
Deere & Co.Δ	55,206	4,841,014
Delta Air Lines, Inc.	128,901	5,795,389
Emerson Electric Co.	202,737	11,478,969
FedEx Corporation	42,114	6,967,761
General Dynamics CorporationΔ	83,461	11,328,162
General Electric Co.	814,267	20,201,964
Honeywell International, Inc.	72,800	7,593,768
Huntington Ingalls Industries, Inc.	19,090	2,675,464
Lexmark International, Inc. Class A	39,600	1,676,664
Norfolk Southern CorporationΔ	109,011	11,219,412
Northrop Grumman Corporation	45,968	7,399,009
Raytheon Co.	10,990	1,200,658
Southwest Airlines Co.	114,400	5,067,920
Spirit AeroSystems Holdings, Inc. Class A*	72,200	3,769,562
Stanley Black & Decker, Inc.	120,000	11,443,200
Terex CorporationΔ	187,060	4,973,926
Textron, Inc.	266,095	11,795,991
United Continental Holdings, Inc.*	52,200	3,510,450
United Technologies Corporation	28,561	3,347,349
Waste Management, Inc.	14,749	799,838

		151,464,136

Technology — 10.4%
Apple, Inc.	39,900	4,964,757
Applied Materials, Inc.	239,920	5,412,595
Arrow Electronics, Inc.*	31,300	1,913,995
Broadcom Corporation Class A	61,000	2,640,995
Cisco Systems, Inc.	486,992	13,404,455
Corning, Inc.	272,880	6,188,919
EMC Corporation	64,527	1,649,310
Hewlett-Packard Co.	66,092	2,059,427
Intel Corporation	745,142	23,300,590
Jabil Circuit, Inc.Δ	152,100	3,556,098
Micron Technology, Inc.*	27,302	740,703
Microsoft Corporation	588,576	23,928,557
NetApp, Inc.	70,400	2,496,384
Oracle Corporation	326,800	14,101,420
QUALCOMM, Inc.	179,900	12,474,266
Take-Two Interactive Software, Inc.Δ*	55,000	1,400,025
Texas Instruments, Inc.	179,600	10,270,426
VeriSign, Inc.Δ*	55,030	3,685,359
Western Digital Corporation	132,325	12,042,898
Yahoo!, Inc.*	33,188	1,474,709

		147,705,888

Utilities — 6.3%
AES Corporation	797,200	10,244,020
American Electric Power Co., Inc.	167,605	9,427,781
AT&T, Inc.Δ	769,536	25,125,351
Calpine Corporation*	59,100	1,351,617
CenturyLink, Inc.Δ	103,879	3,589,020
Dominion Resources, Inc.Δ	19,182	1,359,428
Duke Energy CorporationΔ	24,706	1,896,927
Edison InternationalΔ	96,700	6,040,849

96	See Notes to Schedules of Investments.

	Shares	Value
Entergy Corporation	65,600	$5,083,344
Exelon Corporation	30,156	1,013,543
NextEra Energy, Inc.Δ	15,305	1,592,485
PG&E Corporation	43,598	2,313,746
Public Service Enterprise Group, Inc.	158,570	6,647,254
Southern Co. (The)	31,210	1,381,979
Sprint CorporationΔ*	26,553	125,861
T-Mobile US, Inc.Δ*	9,285	294,242
Verizon Communications, Inc.	261,324	12,708,186

		90,195,633

Total Common Stocks (Cost $944,955,783)		1,225,588,314

FOREIGN COMMON STOCKS — 11.1%
Bermuda — 1.6%
AXIS Capital Holdings, Ltd.	50,900	2,625,422
Bunge, Ltd.	59,000	4,859,240
Everest Re Group, Ltd.Δ	18,460	3,212,040
Nabors Industries, Ltd.	382,509	5,221,248
PartnerRe, Ltd.	28,900	3,304,137
RenaissanceRe Holdings, Ltd.	32,700	3,261,171

		22,483,258

Canada — 1.0%
Catamaran CorporationΔ*	221,190	13,169,653
Magna International, Inc.	8,600	461,476
Thomson Reuters CorporationΔ	12,195	494,629

		14,125,758

France — 1.1%
Sanofi ADR	305,900	15,123,696

Guernsey — 0.1%
Amdocs, Ltd.	28,100	1,528,640

Ireland — 3.3%
CRH PLC ADR	575,200	15,064,488
Eaton Corporation PLC	16,779	1,139,965
Medtronic PLC	274,858	21,436,176
Pentair PLCΔ	57,064	3,588,755
Tyco International PLC	146,270	6,298,386

		47,527,770

Jersey — 1.0%
Delphi Automotive PLC	175,900	14,026,266

Netherlands — 0.6%
LyondellBasell Industries NV Class A	16,290	1,430,262
Mylan NVΔ*	111,790	6,634,736

		8,064,998

Panama — 0.0%
Carnival Corporation	14,880	711,859

Singapore — 0.3%
Flextronics International, Ltd.*	342,400	4,339,920

Switzerland — 0.1%
ACE, Ltd.	11,878	1,324,278

United Kingdom — 2.0%
BP PLC ADRΔ	254,300	9,945,673
Ensco PLC Class AΔ	260,800	5,495,056
GlaxoSmithKline PLC ADRΔ	270,900	12,502,035
Rowan Cos. PLC Class AΔ	18,200	322,322

		28,265,086

Total Foreign Common Stocks (Cost $144,309,066)		157,521,529

MONEY MARKET FUNDS — 12.9%
GuideStone Money Market Fund (Investor Class)¥	39,894,039	39,894,039
Northern Institutional Liquid Assets Portfolio§	143,685,643	143,685,643

Total Money Market Funds (Cost $183,579,682)		183,579,682

	Par
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bill
0.11%, 04/30/15 (Cost $649,988)	$650,000	649,990

TOTAL INVESTMENTS — 110.1% (Cost $1,273,494,519)		1,567,339,515
Liabilities in Excess of Other Assets — (10.1)%		(143,791,276)

Net Assets — 100.0%		$1,423,548,239

See Notes to Schedules of Investments.	97

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,225,588,314	$1,225,588,314	$—	$—
Foreign Common Stocks	157,521,529	157,521,529	—	—
Money Market Funds	183,579,682	183,579,682	—	—
U.S. Treasury Obligations	649,990	—	649,990	—

Total Assets — Investments in Securities	$1,567,339,515	$1,566,689,525	$649,990	$—

Other Financial Instruments***
Futures Contracts	$88,096	$88,096	$—	$—

Total Assets — Other Financial Instruments	$88,096	$88,096	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

98	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.6%
Consumer Discretionary — 18.3%
Amazon.com, Inc.*	32,573	$12,120,413
Chipotle Mexican Grill, Inc.*	28,991	18,859,805
Comcast Corporation Class AΔ	73,315	4,140,098
Costco Wholesale Corporation	78,740	11,928,716
Dollar General Corporation*	114,330	8,618,195
Dollar Tree, Inc.*	102,888	8,348,847
Estee Lauder Cos., Inc. (The) Class A	224,681	18,684,472
Fortune Brands Home & Security, Inc.	110,520	5,247,490
Hilton Worldwide Holdings, Inc.*	110,552	3,274,550
Home Depot, Inc. (The)	76,770	8,721,840
Kohl’s CorporationΔ	92,335	7,225,214
L Brands, Inc.	61,850	5,831,836
Lululemon Athletica, Inc.*	48,500	3,104,970
Marriott International, Inc. Class AΔ	44,590	3,581,469
NIKE, Inc. Class B	333,364	33,446,410
Priceline Group, Inc. (The)*	16,160	18,812,664
Starbucks Corporation	213,764	20,243,451
Target Corporation	96,421	7,913,271
Tesla Motors, Inc.Δ*	14,532	2,743,206
Time Warner Cable, Inc.	29,610	4,437,947
TripAdvisor, Inc.Δ*	75,111	6,246,982
Twenty-First Century Fox, Inc. Class A	244,600	8,277,264
Ulta Salon Cosmetics & Fragrance, Inc.*	84,853	12,800,075
Under Armour, Inc. Class AΔ*	52,401	4,231,381
Urban Outfitters, Inc.Δ*	35,000	1,597,750
VF Corporation	92,810	6,989,521
Walt Disney Co. (The)Δ	239,085	25,077,626
Yum! Brands, Inc.	80,270	6,318,854

		278,824,317

Consumer Staples — 4.2%
Church & Dwight Co., Inc.	78,000	6,662,760
Coca-Cola Co. (The)	113,700	4,610,535
CVS Health Corporation	143,958	14,857,905
Mead Johnson Nutrition Co.	78,793	7,921,060
Monster Beverage Corporation*	67,500	9,341,663
Whole Foods Market, Inc.	383,540	19,974,763

		63,368,686

Energy — 2.0%
Anadarko Petroleum Corporation	79,090	6,549,443
EOG Resources, Inc.	93,340	8,558,345
FMC Technologies, Inc.Δ*	279,521	10,345,072
Southwestern Energy Co.Δ*	225,000	5,217,750

		30,670,610

Financial Services — 13.4%
Affiliated Managers Group, Inc.*	28,890	6,204,994
American Tower Corporation REIT	38,280	3,604,062
Arthur J. Gallagher & Co.	80,740	3,774,595
BlackRock, Inc.	19,390	7,093,638
Capital One Financial Corporation	59,337	4,676,942
CBRE Group, Inc. Class A*	155,020	6,000,824
Charles Schwab Corporation (The)	801,836	24,407,888
Citigroup, Inc.	229,960	11,847,539
CME Group, Inc.Δ	72,200	6,838,062
Discover Financial Services	221,344	12,472,734
Equinix, Inc. REITΔ	17,352	4,040,413
FleetCor Technologies, Inc.*	70,089	10,577,832
Intercontinental Exchange, Inc.	6,600	1,539,582
LendingClub CorporationΔ*	239,000	4,696,350
MasterCard, Inc. Class A	181,443	15,674,861
McGraw Hill Financial, Inc.	77,957	8,060,754
Morgan Stanley	207,689	7,412,421
Visa, Inc. Class AΔ	1,005,568	65,774,203

		204,697,694

Healthcare — 17.6%
Alexion Pharmaceuticals, Inc.*	102,678	17,794,097
athenahealth, Inc.Δ*	48,800	5,826,232
Biogen, Inc.*	100,343	42,368,828
BioMarin Pharmaceutical, Inc.*	91,000	11,340,420
Bristol-Myers Squibb Co.	203,098	13,099,821
Celgene CorporationΔ*	167,871	19,352,169
Cerner Corporation*	144,700	10,600,722
Cooper Cos., Inc. (The)	25,020	4,689,248
DaVita HealthCare Partners, Inc.*	85,884	6,980,652
Edwards Lifesciences Corporation*	28,011	3,990,447
Express Scripts Holding Co.*	125,319	10,873,930
Gilead Sciences, Inc.*	250,984	24,629,060
HCA Holdings, Inc.*	89,798	6,755,504
Illumina, Inc.Δ*	57,304	10,637,915
Incyte Corporation*	11,890	1,089,837
Intuitive Surgical, Inc.*	22,582	11,404,588
McKesson Corporation	95,227	21,540,347
Pacira Pharmaceuticals, Inc.Δ*	38,913	3,457,420
Regeneron Pharmaceuticals, Inc.Δ*	59,590	26,903,693
UnitedHealth Group, Inc.	71,767	8,489,318
Vertex Pharmaceuticals, Inc.*	47,401	5,591,896

		267,416,144

Materials & Processing — 3.6%
Ecolab, Inc.	60,797	6,953,961
Fastenal Co.Δ	137,405	5,693,376
Monsanto Co.	114,427	12,877,614
PPG Industries, Inc.	50,518	11,393,830
Rock-Tenn Co. Class A	22,500	1,451,250
Sherwin-Williams Co. (The)	59,986	17,066,017

		55,436,048

Producer Durables — 5.9%
Boeing Co. (The)	31,503	4,727,970
Colfax CorporationΔ*	84,055	4,011,945
Danaher Corporation	94,138	7,992,316
Delta Air Lines, Inc.Δ	372,173	16,732,898
FedEx Corporation	36,250	5,997,562
Lockheed Martin Corporation	33,211	6,740,505
National Instruments Corporation	111,704	3,578,996
Stericycle, Inc.Δ*	60,822	8,541,233
Towers Watson & Co. Class A	11,700	1,546,565
Union Pacific Corporation	155,673	16,860,943

See Notes to Schedules of Investments.	99

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
United Continental Holdings, Inc.*	116,360	$7,825,210
Verisk Analytics, Inc. Class A*	64,310	4,591,734

		89,147,877

Technology — 19.6%
Adobe Systems, Inc.*	153,600	11,357,184
Amphenol Corporation Class A	129,482	7,630,374
ANSYS, Inc.*	48,085	4,240,616
Apple, Inc.	459,339	57,155,552
Cognizant Technology Solutions Corporation Class A*	108,495	6,769,003
Electronic Arts, Inc.*	48,414	2,847,469
Facebook, Inc. Class A*	704,963	57,958,533
Google, Inc. Class A*	49,911	27,685,632
Google, Inc. Class C*	24,184	13,252,832
Lam Research Corporation	65,975	4,633,754
LinkedIn Corporation, Class A*	88,669	22,154,836
Micron Technology, Inc.*	80,220	2,176,369
Microsoft Corporation	252,810	10,277,991
NetSuite, Inc.Δ*	33,607	3,117,385
Palo Alto Networks, Inc.Δ*	22,220	3,245,898
Rovi Corporation*	7	127
salesforce.com, Inc.Δ*	553,779	36,997,975
ServiceNow, Inc.Δ*	53,935	4,248,999
Splunk, Inc.Δ*	202,763	12,003,570
Tableau Software, Inc. Class A*	32,848	3,039,097
Western Digital Corporation	42,652	3,881,759
Workday, Inc. Class AΔ*	48,390	4,084,600

		298,759,555

Total Common Stocks (Cost $952,837,255)		1,288,320,931

FOREIGN COMMON STOCKS — 10.7%
Bermuda — 0.4%
Genpact, Ltd.*	240,438	5,590,183

Canada — 1.3%
Canadian Pacific Railway, Ltd.	100,066	18,282,058
Valeant Pharmaceuticals International, Inc.Δ*	5,543	1,100,951

		19,383,009

China — 2.9%
Alibaba Group Holding, Ltd. ADRΔ*	236,256	19,665,949
Baidu, Inc. ADR*	96,900	20,193,960
Tencent Holdings, Ltd.	246,700	4,684,107

		44,544,016

Curacao — 1.4%
Schlumberger, Ltd.	262,564	21,908,340

Ireland — 0.3%
Jazz Pharmaceuticals PLCΔ*	25,540	4,413,057

Jersey — 0.6%
Shire PLC ADR	35,440	8,480,438

Liberia — 0.5%
Royal Caribbean Cruises, Ltd.	100,158	8,197,932

Netherlands — 2.3%
ASML Holding NVΔ	119,794	12,102,788
Mylan NVΔ*	34,700	2,059,445
NXP Semiconductor NV*	209,442	21,019,599

		35,181,832

Switzerland — 0.4%
Novartis AG ADR	53,631	5,288,553

United Kingdom — 0.6%
ARM Holdings PLC ADRΔ	198,300	9,776,190

Total Foreign Common Stocks (Cost $129,934,214)		162,763,550

MONEY MARKET FUNDS — 18.7%
GuideStone Money Market Fund (Investor Class)¥	71,729,150	71,729,150
Northern Institutional Liquid Assets Portfolio§	212,991,622	212,991,622

Total Money Market Funds (Cost $284,720,772)		284,720,772

TOTAL INVESTMENTS — 114.0% (Cost $1,367,492,241)		1,735,805,253
Liabilities in Excess of Other Assets — (14.0)%		(212,911,711)

NET ASSETS — 100.0%		$1,522,893,542

100	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,288,320,931	$1,288,320,931	$—	$—
Foreign Common Stocks	162,763,550	162,763,550	—	—
Money Market Funds	284,720,772	284,720,772	—	—

Total Assets — Investments in Securities	$1,735,805,253	$1,735,805,253	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(72,909)	$(72,909)	$—	$—

Total Liabilities — Other Financial Instruments	$(72,909)	$(72,909)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

See Notes to Schedules of Investments.	101

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.6%
Consumer Discretionary — 14.3%
AMC Networks, Inc. Class AΔ*	12,600	$965,664
American Axle & Manufacturing Holdings, Inc.*	88,900	2,296,287
American Eagle Outfitters, Inc.Δ	83,100	1,419,348
Avis Budget Group, Inc.*	26,400	1,557,996
Big Lots, Inc.Δ	22,480	1,079,714
Blue Nile, Inc.Δ*	13,700	436,208
Bright Horizons Family Solutions, Inc.*	41,900	2,148,213
Brunswick CorporationΔ	13,200	679,140
Buffalo Wild Wings, Inc.Δ*	4,290	777,520
Burlington Stores, Inc.*	39,900	2,370,858
Cablevision Systems Corporation Class AΔ	93,500	1,711,050
Cooper Tire & Rubber Co.	63,700	2,728,908
CST Brands, Inc.	12,200	534,726
Dana Holding CorporationΔ	45,700	967,012
Dave & Buster’s Entertainment, Inc.*	11,000	335,060
Destination Maternity CorporationΔ	32,000	481,920
Destination XL Group, Inc.Δ*	330,288	1,631,623
Dillard’s, Inc. Class AΔ	3,100	423,181
Dorman Products, Inc.Δ*	39,300	1,955,175
Drew Industries, Inc.Δ*	35,000	2,153,900
DSW, Inc. Class A	7,500	276,600
Express, Inc.*	41,000	677,730
Fiesta Restaurant Group, Inc.Δ*	9,622	586,942
Fox Factory Holding CorporationΔ*	85,900	1,317,706
Francesca’s Holdings Corporation*	7,503	133,553
G-III Apparel Group, Ltd.Δ*	27,300	3,075,345
Graham Holdings, Co. Class B	320	335,881
Grand Canyon Education, Inc.*	49,090	2,125,597
Harman International Industries, Inc.	5,278	705,299
Iconix Brand Group, Inc.*	10,380	349,495
Inter Parfums, Inc.Δ	29,000	945,980
Jack in the Box, Inc.	9,600	920,832
Kirkland’s, Inc.*	13,600	323,000
Kona Grill, Inc.Δ*	37,500	1,065,750
La Quinta Holdings, Inc.Δ*	34,800	824,064
Lear Corporation	20,800	2,305,056
Libbey, Inc.	87,900	3,508,089
Lithia Motors, Inc. Class A	19,700	1,958,377
Malibu Boats, Inc. Class AΔ*	39,600	924,660
Marriott Vacations Worldwide Corporation	6,900	559,245
Mattress Firm Holding CorporationΔ*	16,400	1,142,096
Meritor, Inc.Δ*	151,900	1,915,459
Monro Muffler Brake, Inc.Δ	32,750	2,130,387
Nautilus, Inc.*	26,900	410,763
NVR, Inc.Δ*	1,000	1,328,660
Outerwall, Inc.Δ	26,600	1,758,792
Rentrak CorporationΔ*	3,188	177,125
Ryland Group, Inc. (The)Δ	27,200	1,325,728
Scholastic Corporation	53,100	2,173,914
Select Comfort CorporationΔ*	13,900	479,133
Shutterstock, Inc.Δ*	18,000	1,236,060
Smith & Wesson Holding CorporationΔ*	126,686	1,612,713
Sotheby’sΔ	41,600	1,758,016
Standard Pacific CorporationΔ*	29,600	266,400
Steven Madden, Ltd.*	42,250	1,605,500
Tower International, Inc.*	45,900	1,220,940
Universal Electronics, Inc.*	77,454	4,371,504
Vera Bradley, Inc.Δ*	32,900	533,967
VOXX International CorporationΔ*	71,129	651,542
Wayfair, Inc. Class AΔ*	35,000	1,124,200
William Lyon Homes Class AΔ*	50,100	1,293,582
World Wrestling Entertainment, Inc. Class AΔ	33,900	474,939
Zagg, Inc.*	189,540	1,643,312
Zoe’s Kitchen, Inc.Δ*	8,800	292,952

		80,500,388

Consumer Staples — 1.8%
Andersons, Inc. (The)Δ	7,800	322,686
Hain Celestial Group, Inc. (The)Δ*	12,000	768,600
Ingles Markets, Inc. Class AΔ	34,400	1,702,112
Medifast, Inc.Δ*	12,700	380,619
Natural Grocers by Vitamin Cottage, Inc.Δ*	9,500	262,295
Omega Protein CorporationΔ*	55,450	759,110
Sanderson Farms, Inc.Δ	14,600	1,162,890
Sprouts Farmers Market, Inc.Δ*	23,772	837,488
SUPERVALU, Inc.Δ*	57,200	665,236
United Natural Foods, Inc.*	27,800	2,141,712
WhiteWave Foods Co.Δ*	23,934	1,061,234

		10,063,982

Energy — 3.2%
American Standard Energy Corporation@*	8,702	313
Atwood Oceanics, Inc.Δ	20,800	584,688
CARBO Ceramics, Inc.Δ	43,100	1,314,981
CVR Energy, Inc.Δ	29,500	1,255,520
EnerNOC, Inc.Δ*	45,400	517,560
Geospace Technologies CorporationΔ*	8,500	140,335
Gulfport Energy Corporation*	44,600	2,047,586
Hornbeck Offshore Services, Inc.Δ*	34,250	644,242
Matador Resources Co.Δ*	39,950	875,704
Oil States International, Inc.*	17,700	703,929
Parker Drilling Co.Δ*	203,000	708,470
PBF Energy, Inc. Class AΔ	99,175	3,364,016
PDC Energy, Inc.*	19,700	1,064,588
Ring Energy, Inc.Δ*	157,705	1,674,827
Rosetta Resources, Inc.*	55,800	949,716
RSP Permian, Inc.Δ*	48,040	1,210,128
Synergy Resources CorporationΔ*	94,500	1,119,825

		18,176,428

Financial Services — 17.3%
AMERISAFE, Inc.	70,065	3,240,506
AmTrust Financial Services, Inc.Δ	30,660	1,747,160
Ashford Hospitality Prime, Inc. REIT	21,280	356,866
Ashford Hospitality Trust, Inc. REIT	48,900	470,418
Assurant, Inc.	35,000	2,149,350
BancFirst CorporationΔ	7,000	426,860

102	See Notes to Schedules of Investments.

	Shares	Value
Bancorp, Inc. (The)Δ*	95,500	$862,365
Bank of the Ozarks, Inc.Δ	18,200	672,126
Banner Corporation	38,100	1,748,790
Berkshire Hills Bancorp, Inc.Δ	36,790	1,019,083
BlackRock Capital Investment Corporation	54,500	493,770
Bofl Holding, Inc.Δ*	12,000	1,116,480
Cardinal Financial CorporationΔ	25,100	501,498
Cardtronics, Inc.Δ*	50,100	1,883,760
CBL & Associates Properties, Inc. REITΔ	104,500	2,069,100
CBOE Holdings, Inc.	32,500	1,865,662
Chemical Financial CorporationΔ	25,901	812,255
Cohen & Steers, Inc.	2,630	107,699
Community Bank System, Inc.Δ	23,000	813,970
Compass Diversified Holdings LLC	170,775	2,920,252
CoreSite Realty Corporation REITΔ	43,100	2,098,108
Customers Bancorp, Inc.*	42,670	1,039,441
East West Bancorp, Inc.Δ	26,500	1,072,190
FBL Financial Group, Inc. Class AΔ	13,000	806,130
FBR & Co.Δ*	16,480	380,853
Financial Engines, Inc.Δ	29,900	1,250,717
First Commonwealth Financial CorporationΔ	59,400	534,600
First Niagara Financial Group, Inc.Δ	262,080	2,316,787
FNB CorporationΔ	85,200	1,119,528
Gain Capital Holdings, Inc.Δ	46,800	457,236
Genworth Financial, Inc. Class AΔ*	32,000	233,920
Global Payments, Inc.	14,300	1,311,024
Gramercy Property Trust, Inc. REITΔ	47,775	1,341,044
Green Dot Corporation Class A*	77,700	1,236,984
HCI Group, Inc.Δ	48,700	2,233,869
Heartland Payment Systems, Inc.Δ	38,800	1,817,780
Hersha Hospitality Trust REITΔ	295,200	1,909,944
Highwoods Properties, Inc. REITΔ	26,300	1,204,014
Hilltop Holdings, Inc.Δ*	31,300	608,472
HomeStreet, Inc.*	25,310	463,679
Hospitality Properties Trust REIT	76,300	2,517,137
Huntington Bancshares, Inc.	191,600	2,117,180
Jack Henry & Associates, Inc.Δ	38,600	2,697,754
Jones Lang LaSalle, Inc.	15,900	2,709,360
Kennedy-Wilson Holdings, Inc.	59,125	1,545,528
LaSalle Hotel Properties REIT	38,300	1,488,338
Manning & Napier, Inc.Δ	34,600	450,146
Marcus & Millichap, Inc.Δ*	58,400	2,188,832
MBIA, Inc.Δ*	73,900	687,270
Net 1 UEPS Technologies, Inc.Δ*	135,100	1,848,168
PRA Group, Inc.Δ*	30,300	1,645,896
PrivateBancorp, Inc.Δ	44,750	1,573,858
ProAssurance Corporation	38,790	1,780,849
Reinsurance Group of America, Inc.	27,100	2,525,449
RLJ Lodging Trust REIT	44,200	1,383,902
Ryman Hospitality Properties, Inc. REIT	39,700	2,418,127
Safeguard Scientifics, Inc.Δ*	62,940	1,137,955
Selective Insurance Group, Inc.Δ	31,375	911,444
StanCorp Financial Group, Inc.	12,800	878,080
State Bank Financial Corporation	5,490	115,290
Summit Hotel Properties, Inc. REIT	159,900	2,249,793
Sunstone Hotel Investors, Inc. REIT	133,315	2,222,361
TCF Financial Corporation	69,400	1,090,968
Texas Capital Bancshares, Inc.Δ*	25,420	1,236,683
THL Credit, Inc.	62,930	773,410
United Community Banks, Inc.	61,200	1,155,456
Universal Insurance Holdings, Inc.	45,000	1,151,550
Virtus Investment Partners, Inc.Δ	2,650	346,541
WEX, Inc.Δ*	19,300	2,072,048
WisdomTree Investments, Inc.Δ	119,800	2,570,908
World Acceptance CorporationΔ*	20,400	1,487,568

		97,692,139

Healthcare — 9.8%
Air Methods CorporationΔ*	65,580	3,055,372
Align Technology, Inc.Δ*	26,700	1,436,060
AMAG Pharmaceuticals, Inc.Δ*	4,245	232,032
AMN Healthcare Services, Inc.*	21,400	493,698
Analogic CorporationΔ	26,600	2,417,940
Aratana Therapeutics, Inc.Δ*	20,200	323,402
Array BioPharma, Inc.Δ*	124,400	916,828
Bio-Reference Laboratories, Inc.*	77,670	2,737,091
BioScrip, Inc.Δ*	169,599	751,324
Bluebird Bio, Inc.*	2,395	289,244
Cambrex Corporation*	9,700	384,411
Celldex Therapeutics, Inc.Δ*	36,509	1,017,506
Cempra, Inc.Δ*	20,000	686,200
Cepheid, Inc.Δ*	12,200	694,180
Clovis Oncology, Inc.Δ*	15,200	1,128,296
Community Health Systems, Inc.*	26,800	1,401,104
Cross Country Healthcare, Inc.Δ*	27,050	320,813
Cynosure, Inc. Class AΔ*	34,600	1,061,182
Depomed, Inc.Δ*	17,600	394,416
DexCom, Inc.*	8,752	545,600
Esperion Therapeutics, Inc.Δ*	5,455	505,133
Exact Sciences CorporationΔ*	8,500	187,170
Five Star Quality Care, Inc.+	2,086	—
Globus Medical, Inc. Class AΔ*	37,600	949,024
Hanger, Inc.Δ*	17,730	402,294
Health Net, Inc.*	51,000	3,084,990
Imprivata, Inc.*	29,400	411,600
Inogen, Inc.*	45,939	1,469,589
Integra LifeSciences Holdings CorporationΔ*	36,461	2,247,821
Intercept Pharmaceuticals, Inc.*	700	197,414
Isis Pharmaceuticals, Inc.Δ*	5,611	357,252

See Notes to Schedules of Investments.	103

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Juno Therapeutics, Inc.Δ*	5,135	$311,489
LDR Holding Corporation*	15,300	560,592
Magellan Health Services, Inc.*	17,500	1,239,350
Masimo CorporationΔ*	24,890	820,872
Molina Healthcare, Inc.Δ*	4,300	289,347
NuVasive, Inc.*	12,800	588,672
Omnicare, Inc.Δ	34,900	2,689,394
OvaScience, Inc.Δ*	5,304	184,208
PDL BioPharma, Inc.Δ	283,500	1,994,422
Providence Service Corporation (The)Δ*	15,000	796,800
PTC Therapeutics, Inc.Δ*	7,219	439,276
Puma Biotechnology, Inc.Δ*	1,784	421,220
Receptos, Inc.*	2,800	461,692
Relypsa, Inc.*	9,130	329,319
Sirona Dental Systems, Inc.Δ*	12,100	1,088,879
Spectranetics Corporation (The)Δ*	20,600	716,056
Stemline Therapeutics, Inc.*	38,700	559,989
Surgical Care Affiliates, Inc.Δ*	29,000	995,570
Team Health Holdings, Inc.*	32,600	1,907,426
United Therapeutics CorporationΔ*	8,300	1,431,210
US Physical Therapy, Inc.	40,100	1,904,750
VCA, Inc.*	13,400	734,588
WellCare Health Plans, Inc.Δ*	13,600	1,243,856
West Pharmaceutical Services, Inc.	51,000	3,070,710
Zeltiq Aesthetics, Inc.*	14,251	439,358

		55,318,031

Materials & Processing — 5.5%
Acuity Brands, Inc.Δ	3,800	639,008
American Vanguard CorporationΔ	24,000	254,880
Bemis Co., Inc.	23,100	1,069,761
Boise Cascade Co.*	45,200	1,693,192
Century Aluminum Co.Δ*	27,300	376,740
Comfort Systems USA, Inc.	17,000	357,680
FutureFuel Corporation	77,027	791,067
Insteel Industries, Inc.	63,573	1,375,084
Interface, Inc.	84,100	1,747,598
Koppers Holdings, Inc.Δ	40,600	799,008
Landec CorporationΔ*	46,200	644,490
LB Foster Co. Class AΔ	7,300	346,604
Lennox International, Inc.Δ	3,500	390,915
LSB Industries, Inc.Δ*	15,850	655,081
Mercer International, Inc.*	86,000	1,320,960
NN, Inc.Δ	47,101	1,181,293
OMNOVA Solutions, Inc.Δ*	179,010	1,526,955
P.H. Glatfelter Co.	51,600	1,420,548
Patrick Industries, Inc.*	44,600	2,777,242
PolyOne CorporationΔ	58,375	2,180,306
RBC Bearings, Inc.Δ*	25,000	1,913,500
Resolute Forest Products*	119,300	2,057,925
Rexnord Corporation*	63,300	1,689,477
Summit Materials, Inc. Class A*	24,100	533,815
United States Steel CorporationΔ	80,100	1,954,440
Universal Stainless & Alloy Products, Inc.Δ*	55,449	1,453,873

		31,151,442

Producer Durables — 18.9%
ACCO Brands Corporation*	416,169	3,458,364
Actuant Corporation Class AΔ	15,200	360,848
Advisory Board Co. (The)Δ*	36,500	1,944,720
AGCO CorporationΔ	12,100	576,444
Alaska Air Group, Inc.Δ	34,100	2,256,738
Albany International Corporation Class A	66,175	2,630,456
Allegiant Travel Co.	9,800	1,884,442
Argan, Inc.*	29,000	1,048,930
Astronics Corporation*	47,352	3,489,842
Atlas Air Worldwide Holdings, Inc.Δ*	43,265	1,861,260
AZZ, Inc.Δ	61,001	2,842,037
Blount International, Inc.*	73,270	943,718
Brady Corporation Class AΔ	15,850	448,396
Bristow Group, Inc.Δ	7,000	381,150
CAI International, Inc.*	27,700	680,589
Chart Industries, Inc.Δ*	21,700	761,127
Columbus McKinnon Corporation	107,035	2,883,523
Corporate Executive Board Co. (The)	30,200	2,411,772
Crane Co.	17,900	1,117,139
Dice Holdings, Inc.Δ*	42,200	376,424
Ducommun, Inc.*	59,197	1,533,202
DXP Enterprises, Inc.Δ*	15,100	665,759
Dycom Industries, Inc.*	11,000	537,240
EMCOR Group, Inc.	83,900	3,898,833
EnerSys, Inc.Δ	44,100	2,832,984
ExlService Holdings, Inc.*	61,250	2,278,500
Forward Air CorporationΔ	6,900	374,670
G&K Services, Inc. Class A	6,200	449,686
Generac Holdings, Inc.Δ*	23,100	1,124,739
GP Strategies Corporation*	57,300	2,120,100
Graham CorporationΔ	3,440	82,457
Great Lakes Dredge & Dock Corporation*	165,660	995,617
Greenbrier Cos., Inc. (The)Δ	52,630	3,052,540
Hawaiian Holdings, Inc.Δ*	48,400	1,066,010
Healthcare Services Group, Inc.Δ	31,350	1,007,276
Huntington Ingalls Industries, Inc.	17,100	2,396,565
Huron Consulting Group, Inc.*	17,500	1,157,625
Hyster-Yale Materials Handling, Inc.Δ	14,900	1,092,021
ICF International, Inc.*	20,800	849,680
JetBlue Airways CorporationΔ*	83,300	1,603,525
KBR, Inc.Δ	79,100	1,145,368
Kelly Services, Inc. Class AΔ	16,630	290,027
Kennametal, Inc.Δ	33,100	1,115,139
Knight Transportation, Inc.Δ	15,100	486,975
Lexmark International, Inc. Class A	26,510	1,122,433
Littelfuse, Inc.	9,100	904,449
MAXIMUS, Inc.	26,000	1,735,760
McGrath RentCorp	26,500	872,115
Mistras Group, Inc.*	9,200	177,192
MYR Group, Inc.*	63,400	1,986,956
Old Dominion Freight Line, Inc.*	23,400	1,808,820
On Assignment, Inc.*	73,800	2,831,706
Orbital ATK, Inc.Δ	20,531	1,573,291
OSI Systems, Inc.*	22,300	1,655,998

104	See Notes to Schedules of Investments.

	Shares	Value
Park-Ohio Holdings CorporationΔ	19,700	$1,037,599
Primoris Services CorporationΔ	60,210	1,035,010
Saia, Inc.Δ*	19,000	841,700
SP Plus Corporation*	30,200	659,870
Spirit AeroSystems Holdings, Inc. Class A*	68,455	3,574,036
Spirit Airlines, Inc.*	5,700	440,952
Sun Hydraulics CorporationΔ	27,620	1,142,363
Taser International, Inc.Δ*	22,120	533,313
Tidewater, Inc.Δ	150,100	2,872,914
Titan International, Inc.Δ	118,700	1,111,032
Titan Machinery, Inc.Δ*	59,745	797,596
TriNet Group, Inc.*	41,300	1,454,999
Triumph Group, Inc.	38,900	2,323,108
Wabash National CorporationΔ*	122,000	1,720,200
Wabtec Corporation	17,900	1,700,679
WageWorks, Inc.Δ*	32,150	1,714,560
Wesco Aircraft Holdings, Inc.Δ*	116,300	1,781,716
WESCO International, Inc.Δ*	23,900	1,670,371
XPO Logistics, Inc.Δ*	22,737	1,033,851

		106,629,046

Technology — 14.0%
Acacia Research CorporationΔ	86,544	926,021
Black Box Corporation	40,057	838,393
BroadSoft, Inc.*	28,600	956,956
Cavium, Inc.Δ*	17,538	1,242,041
Cognex Corporation*	20,100	996,759
CommScope Holding Co., Inc.*	30,500	870,470
CommVault Systems, Inc.Δ*	16,100	703,570
comScore, Inc.*	51,484	2,635,981
Cypress Semiconductor Corporation*	19,410	273,875
Dealertrack Holdings, Inc.Δ*	49,300	1,899,036
DigitalGlobe, Inc.*	47,500	1,618,325
DST Systems, Inc.	2,600	287,846
Ellie Mae, Inc.Δ*	13,200	730,092
FireEye, Inc.Δ*	12,600	494,550
Fortinet, Inc.Δ*	43,200	1,509,840
Global Eagle Entertainment, Inc.Δ*	54,600	726,726
GrubHub, Inc.Δ*	50,200	2,278,578
Infinera CorporationΔ*	43,000	845,810
Inovalon Holdings, Inc. Class A*	12,100	365,541
Insight Enterprises, Inc.*	14,100	402,132
Integrated Device Technology, Inc.Δ*	55,608	1,113,272
Interactive Intelligence Group, Inc.Δ*	41,280	1,699,910
InterDigital, Inc.	31,900	1,618,606
InvenSense, Inc.Δ*	29,000	441,090
IPG Photonics CorporationΔ*	3,000	278,100
Jabil Circuit, Inc.	111,200	2,599,856
KEYW Holding Corporation (The)Δ*	68,500	563,755
MKS Instruments, Inc.	50,100	1,693,881
Monotype Imaging Holdings, Inc.	34,000	1,109,760
NeuStar, Inc. Class AΔ*	56,660	1,394,969
NIC, Inc.*	120,798	2,134,501
OmniVision Technologies, Inc.*	80,400	2,120,148
Paycom Software, Inc.*	43,400	1,391,404
PDF Solutions, Inc.*	46,700	836,864
Polycom, Inc.*	71,800	962,120
Progress Software Corporation*	68,300	1,855,711
Proofpoint, Inc.Δ*	23,400	1,385,748
PROS Holdings, Inc.Δ*	48,450	1,197,200
Q2 Holdings, Inc.*	36,300	767,382
Qlik Technologies, Inc.*	50,200	1,562,726
RingCentral, Inc. Class AΔ*	18,400	282,072
Silicon Graphics International CorporationΔ*	118,642	1,030,999
Skyworks Solutions, Inc.Δ	10,880	1,069,395
Solera Holdings, Inc.	46,250	2,389,275
Synaptics, Inc.Δ*	48,600	3,951,423
Synchronoss Technologies, Inc.Δ*	92,300	4,380,558
Tableau Software, Inc. Class A*	5,200	481,104
Take-Two Interactive Software, Inc.Δ*	143,670	3,657,120
Tessco Technologies, Inc.Δ	50,499	1,245,305
TrueCar, Inc.Δ*	26,705	476,684
Tyler Technologies, Inc.*	46,980	5,662,499
Ultimate Software Group, Inc. (The)Δ*	18,900	3,212,150
United Online, Inc.*	51,800	825,174
Universal Display CorporationΔ*	9,000	420,750
Verint Systems, Inc.*	24,500	1,517,285
Virtusa Corporation*	30,500	1,262,090

		79,193,428

Utilities — 3.8%
CMS Energy Corporation	75,100	2,621,741
Cogent Communications Holdings, Inc.	36,200	1,278,946
El Paso Electric Co.	16,600	641,424
FairPoint Communications, Inc.Δ*	35,100	617,760
General Communication, Inc. Class AΔ*	33,100	521,656
Great Plains Energy, Inc.	29,200	779,056
IDACORP, Inc.Δ	8,500	534,395
inContact, Inc.*	32,500	354,250
Inteliquent, Inc.	34,900	549,326
j2 Global, Inc.Δ	39,700	2,607,496
Laclede Group, Inc. (The)Δ	29,300	1,500,746
PNM Resources, Inc.	32,900	960,680
Portland General Electric Co.Δ	59,100	2,192,019
UGI Corporation	73,100	2,382,329
Vectren Corporation	52,700	2,326,178
West Corporation	46,550	1,570,132
		21,438,134

Total Common Stocks (Cost $428,459,484)		500,163,018

FOREIGN COMMON STOCKS — 8.1%
Bermuda — 3.7%
Aircastle, Ltd.	23,100	518,826
Aspen Insurance Holdings, Ltd.	52,000	2,455,960
Assured Guaranty, Ltd.	29,300	773,227
AXIS Capital Holdings, Ltd.	47,200	2,434,576
ChipMOS TECHNOLOGIES Bermuda, Ltd.	32,100	791,586
Everest Re Group, Ltd.Δ	15,700	2,731,800
Helen of Troy, Ltd.*	28,820	2,348,542
Maiden Holdings, Ltd.Δ	67,570	1,002,063
Nabors Industries, Ltd.	65,800	898,170

See Notes to Schedules of Investments.	105

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PartnerRe, Ltd.	21,570	$2,466,098
RenaissanceRe Holdings, Ltd.Δ	23,400	2,333,682
Validus Holdings, Ltd.	56,000	2,357,600

		21,112,130

Canada — 2.1%
Canadian Solar, Inc.Δ*	37,100	1,238,769
Dominion Diamond Corporation*	122,700	2,096,943
FirstService Corporation	33,500	2,168,120
Imax CorporationΔ*	56,000	1,887,760
Mitel Networks CorporationΔ*	86,490	879,603
Performance Sports Group, Ltd.Δ*	142,870	2,785,965
Thompson Creek Metals Co., Inc.Δ*	446,400	589,248

		11,646,408

Cayman Islands — 0.4%
Avolon Holdings, Ltd.*	50,800	1,081,532
Nord Anglia Education, Inc.Δ*	56,100	1,274,592

		2,356,124

France — 0.1%
Criteo SA ADR*	11,900	470,050

Ireland — 0.3%
Horizon Pharma PLCΔ*	66,500	1,727,005

Israel — 0.5%
Mellanox Technologies, Ltd.*	18,800	852,392
Orbotech, Ltd.*	46,630	747,479
Radware, Ltd.*	20,100	420,291
SodaStream International, Ltd.Δ*	48,000	972,480

		2,992,642

Netherlands — 0.3%
AVG Technologies NV*	76,900	1,664,885

Puerto Rico — 0.5%
EVERTEC, Inc.	20,250	442,665
OFG BanCorporationΔ	136,700	2,230,944

		2,673,609

Singapore — 0.2%
Flextronics International, Ltd.*	88,000	1,115,400

Total Foreign Common Stocks (Cost $39,984,473)		45,758,253

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	2
Asen Warrants B+@	25,000	3
Asen Warrants C+@	25,000	—

Total Rights/Warrants (Cost $0)		5

MONEY MARKET FUNDS — 40.6%
GuideStone Money Market Fund (Investor Class)¥	17,863,064	17,863,064
Northern Institutional Liquid Assets Portfolio§	211,188,170	211,188,170

Total Money Market Funds (Cost $229,051,233)		229,051,234

CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	160,000	—
0.00%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—

Total Corporate Bonds (Cost $0)		—

FOREIGN BOND — 0.0%
Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#	130,000	1

TOTAL INVESTMENTS — 137.3% (Cost $697,593,352)		774,972,511
Liabilities in Excess of Other Assets — (37.3)%		(210,714,934)

NET ASSETS — 100.0%		$564,257,577

106	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$80,500,388	$80,500,388	$—	$—
Consumer Staples	10,063,982	10,063,982	—	—
Energy	18,176,428	18,176,428	—	—
Financial Services	97,692,139	97,692,139	—	—
Healthcare	55,318,031	55,318,031	—	—
Materials & Processing	31,151,442	31,151,442	—	—
Producer Durables	106,629,046	106,629,046	—	—
Technology	79,193,428	79,193,428	—	—
Utilities	21,438,134	21,438,134	—	—
Corporate Bonds	—	—	—	—
Foreign Bond:
Iceland	1	—	—	1
Foreign Common Stocks	45,758,253	45,758,253	—	—
Money Market Funds	229,051,234	229,051,234	—	—
Rights/Warrants	5	—	—	5

Total Assets — Investments in Securities	$774,972,511	$774,972,505	$—	$6

Other Financial Instruments***
Futures Contracts	$295,531	$295,531	$—	$—

Total Assets — Other Financial Instruments	$295,531	$295,531	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2015.

See Notes to Schedules of Investments.	107

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 101.6%
Australia — 2.3%
AGL Energy, Ltd.	23,408	$270,996
Alumina, Ltd.	326,917	399,639
Amcor, Ltd.	38,868	415,637
AMP, Ltd.	128,212	628,882
APA Group	59,234	408,295
Asciano, Ltd.	146,920	709,455
ASX, Ltd.	2,537	80,017
Aurizon Holdings, Ltd.	182,169	672,932
AusNet Services	252,470	280,749
Australia & New Zealand Banking Group, Ltd.	84,691	2,363,456
Bank of Queensland, Ltd.	43,949	461,603
Bendigo and Adelaide Bank, Ltd.	51,810	495,236
BHP Billiton, Ltd.	64,873	1,533,206
BlueScope Steel, Ltd.	40,509	128,968
Boral, Ltd.	123,830	601,730
Caltex Australia, Ltd.	4,506	119,948
Cochlear, Ltd.	23,994	1,654,436
Commonwealth Bank of Australia	21,837	1,553,441
Computershare, Ltd.	6,176	59,834
CSL, Ltd.	12,143	851,991
Dexus Property Group REIT	14,154	81,715
Downer EDI, Ltd.	133,474	454,422
Federation Centres REIT	27,212	63,007
Flight Centre Travel Group, Ltd.	3,353	101,259
Fortescue Metals Group, Ltd.Δ	893,219	1,333,426
Goodman Group REIT	33,286	160,987
GPT Group REIT	26,294	91,522
GPT Group REIT +*	63,198	—
Harvey Norman Holdings, Ltd.	51,879	175,835
Leighton Holdings, Ltd.	54,648	880,318
Lend Lease Group	89,032	1,128,377
Macquarie Group, Ltd.	20,049	1,170,774
Mirvac Group REIT	47,808	73,190
National Australia Bank, Ltd.	97,120	2,851,596
Newcrest Mining, Ltd.*	14,206	144,663
Novion Property Group REIT	37,629	71,937
Qantas Airways, Ltd.*	556,735	1,322,994
QBE Insurance Group, Ltd.	334,562	3,322,837
Rio Tinto, Ltd.	8,833	385,023
Scentre Group REIT	210,390	599,310
Sonic Healthcare, Ltd.	61,685	960,319
Stockland REIT	46,149	158,172
Suncorp Group, Ltd.	40,814	419,660
Telstra Corporation, Ltd.	279,670	1,344,095
Toll Holdings, Ltd.	13,664	92,208
Westfield Corporation REIT	79,159	575,783
Westpac Banking Corporation	38,490	1,154,459
Woodside Petroleum, Ltd.	20,719	544,747
WorleyParsons, Ltd.	61,232	445,386

		33,798,472

Austria — 0.2%
Erste Group Bank AG	130,206	3,210,979

Belgium — 0.5%
Ageas STRIP VVPR+*	5,306	6
Belgacom SA	97,660	3,420,652
bpost SA	39,126	1,098,239
Delhaize Group SA	33,413	3,007,824
Groupe Bruxelles Lambert SA	457	37,910

		7,564,631

Bermuda — 1.0%
Cheung Kong Infrastructure Holdings, Ltd.	12,000	103,165
Credicorp, Ltd.	26,482	3,724,164
First Pacific Co., Ltd.	38,000	37,938
Jardine Matheson Holdings, Ltd.	48,400	3,058,880
Kerry Properties, Ltd.	314,500	1,093,274
Li & Fung, Ltd.	4,952,924	4,836,235
Luk Fook Holdings International, Ltd.	218,000	607,379
NWS Holdings, Ltd.	21,000	34,997
Yue Yuen Industrial Holdings, Ltd.	180,500	637,937

		14,133,969

Brazil — 0.4%
Embraer SA ADRΔ	120,800	3,714,600
Vale SA ADRΔ	289,100	1,402,135

		5,116,735

British Virgin Islands — 0.0%
Mail.ru Group, Ltd. GDR*	30,241	600,889

Canada — 0.8%
Canadian National Railway Co.	151,184	10,109,674
Suncor Energy, Inc.Δ	57,300	1,674,370

		11,784,044

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA ADRΔ	50,100	914,325

China — 3.1%
Agricultural Bank of China, Ltd. Class H	2,802,000	1,387,871
Alibaba Group Holding, Ltd. ADRΔ*	101,154	8,420,059
Baidu, Inc. ADR*	61,900	12,899,960
China Railway Construction Corporation, Ltd. Class H	587,500	877,539
JD.com, Inc. ADR*	44,900	1,319,162
New Oriental Education & Technology Group, Inc. ADR*	85,100	1,886,667
Tencent Holdings, Ltd.	914,800	17,369,359
Youku Tudou, Inc. ADRΔ*	52,804	660,050

		44,820,667

Denmark — 1.9%
AP Moller - Maersk A/S Class BΔ	691	1,445,912
Chr Hansen Holding A/S	35,400	1,626,169
Danske Bank A/S	278,792	7,362,341
GN Store Nord A/S	29,357	655,697
ISS A/S*	10,216	321,977
Novo Nordisk A/S Class B	80,374	4,302,869
Novozymes A/S Class B	68,338	3,127,440
Pandora A/S	59,320	5,408,132
TDC A/SΔ	512,935	3,676,133
Vestas Wind Systems A/S*	1,938	80,296

		28,006,966

108	See Notes to Schedules of Investments.

	Shares	Value
Finland — 0.4%
Elisa OYJ	9,334	$234,850
Fortum OYJ	24,897	523,629
Kesko OYJ, B Shares	32,352	1,383,453
Neste Oil OYJ	8,767	230,011
Nokia OYJ	277,568	2,122,007
Orion OYJ Class B	25,925	732,853
UPM-Kymmene OYJ	45,198	880,613

		6,107,416

France — 8.8%
Alstom SA*	4,224	130,487
AXA SA	92,963	2,344,516
BNP Paribas SA	33,864	2,059,834
Cap Gemini SA	9,201	755,554
Casino Guichard Perrachon SA	64,873	5,756,832
Christian Dior SA	43,548	8,229,458
Cie de St-Gobain	167,111	7,348,234
Cie Generale des Etablissements Michelin	23,980	2,387,893
CNP Assurances	5,569	97,665
Credit Agricole SA	256,933	3,777,939
Danone SA	110,758	7,457,545
Electricite de France SA	30,576	734,466
Essilor International SA	12,089	1,388,255
GDF Suez	315,216	6,238,092
Kering	26,677	5,214,811
Klepierre REIT	623	30,607
Lafarge SA	3,854	250,090
Lagardere SCA	95,680	2,874,453
L’Oreal SA	31,346	5,775,292
Natixis SA	139,872	1,046,912
Neopost SA	6,854	376,962
Orange SA	359,719	5,788,257
Peugeot SA*	186,493	3,126,197
Sanofi	203,892	20,154,181
Schneider Electric SA	93,493	7,273,197
Societe BIC SA	11,269	1,605,495
Societe Generale SA	150,227	7,264,046
Suez Environnement Co.	20,562	354,300
Total SA	229,727	11,430,525
Unibail-Rodamco SE REIT	1,835	495,341
Valeo SA	18,795	2,810,095
Vallourec SAΔ	74,715	1,825,658
Vivendi SA	22,566	561,105

		126,964,294

Germany — 9.1%
Aixtron SEΔ*	76,439	577,718
Allianz SE	28,941	5,036,559
Aurubis AG	18,419	1,045,107
BASF SE	24,449	2,433,018
Beiersdorf AGΔ	86,130	7,492,223
Commerzbank AG*	40,779	563,440
Continental AG	7,168	1,697,932
Daimler AGΔ	139,875	13,495,391
Deutsche Boerse AG	64,442	5,270,272
Deutsche Lufthansa AG	188,688	2,653,748
Deutsche Post AG	36,572	1,144,128
Deutsche Telekom AG	613,324	11,244,032
DMG MORI SEIKI AG	39,959	1,314,752
Freenet AG	33,669	1,016,384
Fresenius Medical Care AG & Co. KGaA	92,527	7,706,438
Fresenius SE & Co. KGaA	5,985	357,741
Hannover Rueck SE	18,586	1,922,511
HeidelbergCement AG	19,914	1,580,452
Hochtief AG	4,918	373,231
Hugo Boss AG	779	94,860
Infineon Technologies AG	22,102	264,505
KION Group AG	23,518	964,849
Linde AG	50,790	10,357,114
Metro AGΔ	59,102	2,007,836
MorphoSys AGΔ*	14,374	908,943
Muenchener Rueckversicherungs- Gesellschaft AG	19,325	4,171,409
OSRAM Licht AG	57,632	2,869,144
ProSiebenSat.1 Media AG	83,349	4,096,112
Rheinmetall AGΔ	22,526	1,090,065
Rhoen Klinikum AG	25,929	644,865
Rocket Internet AG 144A@*	33,326	1,651,393
Rocket Internet AG 144A*	27,836	1,379,349
RWE AGΔ	140,203	3,584,899
SAP AG	233,869	16,981,542
Siemens AG	26,846	2,906,811
SMA Solar Technology AGΔ*	20,776	267,178
Stada Arzneimittel AGΔ	50,700	1,695,143
Telefonica Deutschland Holding AG*	62,532	361,468
United Internet AG	10,994	501,280
Volkswagen AG	17,866	4,611,442
Wincor Nixdorf AGΔ	27,324	1,285,082
Zalando SE 144A*	46,645	1,166,601

		130,786,967

Guernsey — 0.0%
Friends Life Group, Ltd.	41,102	252,174

Hong Kong — 2.3%
AIA Group, Ltd.	2,842,400	17,891,833
ASM Pacific Technology, Ltd.	3,400	35,414
China Mobile, Ltd.	321,000	4,190,206
CK Hutchison Holdings, Ltd.	48,000	983,199
CLP Holdings, Ltd.	20,500	179,148
CNOOC, Ltd.	941,500	1,331,008
Global Brands Group Holding, Ltd.*	5,128,924	1,005,587
Guangdong Investment, Ltd.	1,077,400	1,411,954
Hang Lung Properties, Ltd.	28,000	78,734
Hong Kong Exchanges and Clearing, Ltd.	146,007	3,578,303
Hutchison Whampoa, Ltd.	40,000	555,165
Hysan Development Co., Ltd.	106,000	464,873
Link REIT (The)	45,000	277,453
New World Development Co., Ltd.	95,000	110,162
PCCW, Ltd.	68,000	41,488
Sino Land Co., Ltd.	316,000	515,210
Sun Hung Kai Properties, Ltd.	25,000	385,675
Swire Pacific, Ltd. Class A	13,000	177,243
WH Group, Ltd. 144A*	70,000	39,819
Wharf Holdings, Ltd. (The)	21,000	146,679
Wheelock & Co., Ltd.	69,000	352,892

		33,752,045

India — 0.3%
Housing Development Finance Corporation	175,616	3,692,128

See Notes to Schedules of Investments.	109

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Indonesia — 0.1%
PT Indofood Sukses Makmur Tbk	1,301,100	$741,353
PT Telekomunikasi Indonesia Persero Tbk	3,479,300	769,039

		1,510,392

Ireland — 0.7%
Bank of Ireland*	7,196,145	2,727,513
CRH PLC	182,881	4,747,477
DCC PLC	5,358	319,749
James Hardie Industries PLC	142,472	1,655,918

		9,450,657

Israel — 0.1%
Bezeq The Israeli Telecommunication Corporation, Ltd.	623,765	1,163,103

Italy — 2.3%
A2A SpA	1,495,123	1,555,377
Atlantia SpA	5,794	152,323
Banca Popolare di Milano Scarl*	655,712	666,626
Enel SpA	879,337	3,982,460
Eni SpA	433,250	7,514,164
EXOR SpA	72,457	3,294,775
Finmeccanica SpA*	337,992	4,026,743
Intesa Sanpaolo SpA	180,177	613,363
Mediaset SpA*	192,339	879,777
UniCredit SpA	1,237,172	8,420,570
Unione di Banche Italiane SCpA	183,945	1,440,871
UnipolSai SpA	140,420	409,474

		32,956,523

Japan — 16.9%
Ajinomoto Co., Inc.	25,000	549,152
Alfresa Holdings Corporation	5,600	79,143
Amada Co., Ltd.	184,600	1,780,816
Aozora Bank, Ltd.	75,000	266,394
Asahi Kasei Corporation	112,200	1,074,897
Astellas Pharma, Inc.	180,300	2,957,771
Benesse Holdings Inc	12,200	384,508
Bridgestone Corporation	2,500	100,388
Brother Industries, Ltd.	92,700	1,478,593
Calbee, Inc.	18,100	787,777
Canon, Inc.	358,650	12,703,091
Central Japan Railway Co.	14,800	2,683,337
Chiba Bank, Ltd. (The)	33,000	242,681
Chugai Pharmaceutical Co., Ltd.	9,900	312,432
Dai Nippon Printing Co., Ltd.	38,000	370,067
Daicel Corporation	72,800	869,824
Daito Trust Construction Co., Ltd.	1,100	123,129
Daiwa House Industry Co., Ltd.	10,000	197,690
Daiwa Securities Group, Inc.	10,000	78,876
Denso Corporation	227,100	10,382,201
Electric Power Development Co., Ltd.	17,200	580,815
Fuji Electric Co., Ltd.	1,216,000	5,748,714
Fuji Heavy Industries, Ltd.	69,400	2,309,379
FUJIFILM Holdings Corporation	73,600	2,624,342
Fujitsu, Ltd.	715,000	4,883,116
Fukuoka Financial Group, Inc.	128,000	660,625
Gree, Inc.Δ	86,700	603,614
Hakuhodo DY Holdings, Inc.	14,700	156,762
Hikari Tsushin, Inc.	7,000	454,663
Hino Motors, Ltd.	93,100	1,331,275
Hitachi High-Technologies Corporation	10,000	305,582
Hitachi, Ltd.	882,000	6,053,799
Honda Motor Co., Ltd.	487,900	15,877,548
Hoya Corporation	99,700	4,004,709
Inpex Corporation	502,300	5,551,329
Isuzu Motors, Ltd.	91,250	1,215,424
ITOCHU Corporation	68,800	746,598
J. Front Retailing Co., Ltd.	70,400	1,108,814
Japan Airlines Co., Ltd.	68,600	2,139,192
Japan Real Estate Investment Corporation REIT	14	65,952
Japan Retail Fund Investment Corporation REIT	20	39,788
JFE Holdings, Inc.	35,200	778,929
JSR Corporation	27,100	470,666
JTEKT Corporation	32,000	500,538
Kajima Corporation	18,000	83,745
Kao Corporation	105,100	5,257,848
Kawasaki Heavy Industries, Ltd.	17,000	86,038
KDDI Corporation	56,700	1,286,133
Kobe Steel, Ltd.	787,000	1,456,739
Koito Manufacturing Co., Ltd.	8,900	268,258
Konica Minolta, Inc.	176,800	1,799,915
Leopalace21 Corporation*	128,700	674,968
M3, Inc.	122,100	2,597,049
Mabuchi Motor Co., Ltd.	69,600	3,696,602
Marubeni Corporation	278,300	1,615,015
MEIJI Holdings Co., Ltd.	8,200	1,001,626
Minebea Co., Ltd.	36,000	569,709
Mitsubishi Corporation	72,100	1,455,105
Mitsubishi Electric Corporation	154,800	1,843,764
Mitsubishi Estate Co., Ltd.	24,000	557,702
Mitsubishi Gas Chemical Co., Inc.	27,000	133,272
Mitsubishi UFJ Financial Group, Inc.	647,100	4,012,576
Mitsui Fudosan Co., Ltd.	18,000	529,712
MS&AD Insurance Group Holdings, Inc.	37,500	1,053,696
Murata Manufacturing Co., Ltd.	800	110,293
Namco Bandai Holdings, Inc.	76,300	1,487,384
NH Foods, Ltd.	11,000	253,871
NHK Spring Co., Ltd.	35,800	374,014
Nippon Building Fund, Inc. REIT	16	78,709
Nippon Express Co., Ltd.	112,000	627,540
Nippon Telegraph & Telephone Corporation	6,900	425,558
Nippon Yusen KK	47,800	137,898
Nissin Kogyo Co., Ltd.	16,600	264,083
Nitto Denko Corporation	3,600	241,031
NOK Corporation	43,200	1,303,906
Nomura Holdings, Inc.	68,200	401,575
Nomura Real Estate Holdings, Inc.	75,300	1,359,902
NTT Data Corporation	5,100	222,395
NTT DOCOMO, Inc.	177,700	3,089,952
Omron Corporation	19,100	863,151

110	See Notes to Schedules of Investments.

	Shares	Value
ORIX Corporation	24,200	$340,699
Osaka Gas Co., Ltd.	34,000	142,509
Otsuka Corporation	5,800	247,601
Otsuka Holdings Co., Ltd.	25,100	786,788
Rakuten, Inc.	464,400	8,203,038
Resona Holdings, Inc.	446,700	2,222,047
Ricoh Co., Ltd.	162,100	1,767,848
Rohm Co., Ltd.	34,100	2,339,959
Sanrio Co., Ltd.Δ	43,200	1,158,027
SBI Holdings, Inc.	130,100	1,579,402
SCSK Corporation	14,300	401,213
Secom Co., Ltd.	90,400	6,048,776
Seiko Epson Corporation	121,200	2,153,476
Sekisui House, Ltd.	8,000	116,430
Seven & i Holdings Co., Ltd.	113,400	4,777,673
Shimamura Co., Ltd.	2,300	213,249
Shin-Etsu Chemical Co., Ltd.	135,300	8,855,672
Shionogi & Co., Ltd.	65,900	2,200,604
SMC Corporation	18,800	5,618,760
SoftBank Corporation	188,900	10,993,638
Sojitz Corporation	77,700	130,218
Sompo Japan Nipponkoa Holdings, Inc.	45,450	1,415,398
Sumco Corporation	50,200	845,073
Sumitomo CorporationΔ	298,600	3,200,486
Sumitomo Heavy Industries, Ltd.	389,000	2,552,574
Sumitomo Mitsui Financial Group, Inc.	55,300	2,121,674
Sumitomo Realty & Development Co., Ltd.	7,000	252,399
Sumitomo Rubber Industries, Inc.	73,000	1,350,015
Suzuki Motor Corporation	8,100	243,976
Sysmex Corporation	1,500	83,420
T&D Holdings, Inc.	26,900	371,085
Takashimaya Co., Ltd.	193,000	1,900,471
Takeda Pharmaceutical Co., Ltd.	148,300	7,417,782
TDK Corporation	29,900	2,129,037
Toho Co., Ltd.	21,900	536,476
Tokio Marine Holdings, Inc.	153,300	5,801,076
Tokyo Electric Power Co., Inc.*	547,600	2,077,442
Tokyo Electron, Ltd.	25,700	1,796,118
Tokyo Gas Co., Ltd.	86,000	542,237
Toshiba Corporation	320,000	1,345,262
Toyo Seikan Group Holdings, Ltd.	17,000	249,752
Toyo Suisan Kaisha, Ltd.	5,000	176,346
Toyo Tire & Rubber Co., Ltd.	40,700	735,372
Toyota Motor Corporation	59,060	4,128,069
Trend Micro, Inc.	54,600	1,802,777
USS Co., Ltd.	10,000	173,261
West Japan Railway Co.	9,800	515,024
Yamada Denki Co., Ltd.	190,600	786,651
Yamaha Corporation	23,700	415,765
Yamaha Motor Co., Ltd.	78,800	1,906,679
Yokohama Rubber Co., Ltd. (The)	16,000	165,423

		244,190,421

Jersey — 0.8%
Randgold Resources, Ltd.	1,533	106,721
Shire PLC	19,596	1,559,528
Wolseley PLC	57,960	3,433,080
WPP PLC	282,745	6,421,350

		11,520,679

Luxembourg — 0.1%
SES SA	21,279	753,215
Subsea 7 SA	146,614	1,262,172

		2,015,387

Netherlands — 6.8%
Aegon NV	1,165,903	9,212,943
Akzo Nobel NV	3,064	232,002
ASML Holding NV	7,005	713,967
Boskalis Westminster NV	9,709	478,132
CNH Industrial NVΔ	230,600	1,887,913
Delta Lloyd NV	408,916	7,712,078
Fiat Chrysler Automobiles NVΔ*	1,098,788	17,899,226
ING Groep NV*	1,258,005	18,457,107
Koninklijke Ahold NV	539,852	10,651,689
Koninklijke DSM NV	25,089	1,401,986
Koninklijke Philips NV	132,800	3,773,295
QIAGEN NV*	4,199	105,966
Randstad Holding NV	251,198	15,255,224
Reed Elsevier NV	338,811	8,448,235
Wolters Kluwer NV	63,281	2,068,496

		98,298,259

New Zealand — 0.1%
Fletcher Building, Ltd.	59,672	374,955
Spark New Zealand, Ltd.	379,504	846,913

		1,221,868

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 0.8%
Marine Harvest ASA	170,207	1,955,467
Norsk Hydro ASA	93,975	494,507
Orkla ASA	375,784	2,843,209
Schibsted ASAΔ	44,922	2,605,306
Telenor ASA	94,879	1,918,615
Yara International ASA	31,637	1,610,185

		11,427,289

Portugal — 0.1%
EDP - Energias de Portugal SA	113,911	426,851
Jeronimo Martins SGPS SA	83,398	1,049,178

		1,476,029

Russia — 0.1%
Magnit PJSC GDR	29,027	1,481,828

Singapore — 2.0%
Ascendas Real Estate
Investment Trust REIT	30,000	56,618
CapitaCommercial Trust REIT	38,000	48,872
CapitaMall Trust REIT	51,000	81,757
ComfortDelGro Corporation, Ltd.	155,800	328,096
DBS Group Holdings, Ltd.	348,700	5,173,266
Jardine Cycle & Carriage, Ltd.	147,300	4,407,140
Keppel Land, Ltd.	13,200	42,802
Sembcorp Industries, Ltd.	827,100	2,543,347
Singapore Airlines, Ltd.	55,500	483,277
Singapore Exchange, Ltd.	173,000	1,026,138

See Notes to Schedules of Investments.	111

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Singapore Technologies Engineering, Ltd.	26,000	$65,931
Singapore Telecommunications, Ltd.	1,704,700	5,440,730
Suntec Real Estate Investment Trust REIT	44,600	60,286
United Overseas Bank, Ltd.	530,425	8,889,696
UOL Group, Ltd.	9,186	51,139
Wilmar International, Ltd.	53,000	125,901
Yangzijiang Shipbuilding Holdings, Ltd.	129,300	119,186

		28,944,182

South Korea — 1.1%
Celltrion, Inc.Δ*	43,031	2,711,140
Hankook Tire Co., Ltd.	78,487	3,208,243
KB Financial Group, Inc.	26,867	951,709
NAVER Corporation	6,753	4,084,243
Samsung Electronics Co., Ltd.	1,465	1,902,803
Shinhan Financial Group Co., Ltd.	85,220	3,222,298

		16,080,436

Spain — 5.6%
Abengoa SA, B Shares	332,948	1,210,043
ACS Actividades de Construccion y Servicios SA	49,393	1,752,617
Amadeus IT Holding SA, A Shares	248,292	10,668,317
Banco Popular Espanol SAΔ	1,599,793	7,840,537
Banco Santander SA	2,092,549	15,788,280
Bankinter SA	110,425	843,843
Distribuidora Internacional de Alimentacion SA	312,833	2,450,809
Ebro Foods SAΔ	184,364	3,441,387
Endesa SA	95,465	1,847,670
Gas Natural SDG SA	96,448	2,168,996
Iberdrola SA	1,486,396	9,592,642
Inditex SA	368,623	11,843,246
International Consolidated Airlines Group*	225,819	2,019,919
Red Electrica Corporacion SA	5,232	426,089
Repsol SA	4,480	83,505
Telefonica SA	614,589	8,762,661

		80,740,561

Sweden — 4.2%
Alfa Laval ABΔ	115,897	2,281,026
Atlas Copco AB Class AΔ	251,616	8,160,140
BillerudKorsnas AB	29,742	480,726
Boliden AB	85,643	1,704,477
Electrolux AB, Series BΔ	69,546	1,996,223
Elekta AB, B SharesΔ	212,780	1,913,554
Hennes & Mauritz AB Class B	199,192	8,083,650
Hexpol AB	4,924	497,137
Husqvarna AB, B Shares	40,490	293,844
Investment AB Kinnevik Class B	206,021	6,891,967
Investor AB Class B	3,383	135,011
Meda AB, A Shares	30,728	487,030
NCC AB, B Shares	2,996	99,355
Sandvik ABΔ	245,253	2,746,660
Skandinaviska Enskilda Banken AB Class A	78,011	913,977
Skanska AB, B Shares	41,073	922,362
Svenska Cellulosa AB SCA Class B	108,221	2,496,881
Svenska Handelsbanken AB Class A	100,199	4,529,353
Tele2 AB, B Shares	110,587	1,323,888
Telefonaktiebolaget LM Ericsson Class BΔ	306,008	3,851,682
TeliaSonera AB	1,319,661	8,397,139
Trelleborg AB Class B	15,782	312,629
Volvo AB Class BΔ	150,258	1,819,744

		60,338,455

Switzerland — 9.4%
ABB, Ltd.*	535,373	11,365,245
ABB, Ltd. ADRΔ*	56,200	1,189,754
Actelion, Ltd.*	2,069	239,730
Adecco SA*	15,090	1,257,759
Aryzta AG*	5,370	330,168
Baloise Holding AG	4,229	560,066
Cie Financiere Richemont SA	63,203	5,092,400
Credit Suisse Group AG*	157,418	4,240,794
Galenica AG	161	140,821
GAM Holding AG*	14,398	299,279
Helvetia Holding AGΔ	2,801	1,508,874
Lonza Group AG*	16,704	2,088,430
Nestle SA	242,074	18,283,836
Novartis AG	233,204	23,073,230
OC Oerlikon Corporation AGΔ*	222,966	2,592,628
Roche Holding AG	68,813	18,984,117
Swatch Group AG (The)Δ	2,139	907,061
Swiss Life Holding AG*	33,712	8,343,009
Swiss Re AG*	26,916	2,606,293
Swisscom AG	140	81,323
Syngenta AG	29,514	10,043,507
UBS Group AG*	429,324	8,093,451
Zurich Insurance Group AG*	42,683	14,463,379

		135,785,154

Taiwan — 1.0%
Taiwan Semiconductor
Manufacturing Co., Ltd. ADRΔ	531,489	12,479,362
Teco Electric and Machinery Co., Ltd.	2,121,300	2,020,285

		14,499,647

Thailand — 0.4%
Bangkok Bank PCL	232,600	1,325,977
Charoen Pokphand Foods PCL	4,402,400	3,044,069
PTT Global Chemical PCL	555,100	891,333

		5,261,379

Turkey — 0.2%
BIM Birlesik Magazalar AS	104,953	1,861,721
Türkiye Garanti Bankasi AS	436,040	1,431,180
Yapi ve Kredi Bankasi AS	1	2

		3,292,903

United Kingdom — 16.6%
3i Group PLC	37,796	270,464
Aggreko PLC	175,134	3,967,032
Amec Foster Wheeler PLC	347,716	4,670,564
ARM Holdings PLC	493,859	8,095,086
ASOS PLCΔ*	31,416	1,691,197
Associated British Foods PLC	43,750	1,828,838
AstraZeneca PLC	87,911	6,033,260

112	See Notes to Schedules of Investments.

	Shares	Value
Aviva PLC	61,847	$495,414
BAE Systems PLC	162,980	1,265,631
Barclays PLC	1,201,581	4,324,143
Barratt Developments PLC	469,024	3,677,022
Berkeley Group Holdings PLC	32,514	1,272,817
BG Group PLC	369,658	4,545,806
BHP Billiton PLC	139,098	3,040,376
BP PLC	1,668,992	10,811,692
British Land Co. PLC (The) REIT	11,811	145,857
Britvic PLC	150,579	1,640,637
BT Group PLC	569,760	3,701,880
Cobham PLC	16,319	73,639
Compass Group PLC	825,266	14,347,551
Dairy Crest Group PLC	470,205	3,086,432
DS Smith PLC	1,212,988	6,211,314
G4S PLC	965,057	4,234,551
GKN PLC	416,817	2,217,236
GlaxoSmithKline PLC	573,713	13,157,107
Hammerson PLC REIT	6,134	60,509
Hikma Pharmaceuticals PLC	33,690	1,064,478
HSBC Holdings PLC	1,349,023	11,486,494
ICAP PLC	9,851	77,010
Inchcape PLC	125,597	1,481,162
Intermediate Capital Group PLC	86,960	649,494
Investec PLC	44,492	370,255
ITV PLC	1,633,726	6,128,925
KAZ Minerals PLC*	138,484	441,666
Kingfisher PLC	699,100	3,946,974
Land Securities Group PLC REIT	10,536	195,832
Man Strategic Holdings PLC*	877,881	2,653,970
Meggitt PLC	161,183	1,311,451
Mondi PLC	87,827	1,691,060
National Grid PLC	926,555	11,884,828
Next PLC	33,488	3,489,730
Ocado Group PLCΔ*	252,721	1,326,342
Pearson PLC	127,176	2,737,340
Persimmon PLC*	110,434	2,724,277
Premier Oil PLC	456,759	891,660
Prudential PLC	294,035	7,292,753
Reckitt Benckiser Group PLC	18,477	1,589,702
Reed Elsevier PLC	23,019	395,755
Rexam PLC	13,502	115,967
Rio Tinto PLC	77,821	3,199,973
Rolls-Royce Holdings PLC*	1,307,822	18,488,333
Rotork PLC	41,663	1,531,468
Royal Dutch Shell PLC Class A	414,142	12,384,090
Royal Dutch Shell PLC Class B	46,156	1,437,133
Sage Group PLC (The)	94,814	656,397
Smith & Nephew PLC	105,900	1,797,125
Spirax-Sarco Engineering PLC	42,011	2,125,072
Standard Chartered PLC	245,616	4,005,532
Tate & Lyle PLC	72,178	639,733
Taylor Wimpey PLC	1,179,756	2,710,815
Tesco PLC	1,742,409	6,251,042
Travis Perkins PLC	100,722	2,913,501
Tullow Oil PLC	12,519	52,592
Unilever PLC	213,454	8,913,308
Vesuvius PLC	1,544	11,248
Vodafone Group PLC	1,318,158	4,310,561

		240,241,103

United States of America — 1.0%
Joy Global, Inc.Δ	58,000	2,272,440
MercadoLibre, Inc.Δ	29,000	3,553,080
Yum! Brands, Inc.	98,895	7,785,014

		13,610,534

Total Foreign Common Stocks (Cost $1,332,341,203)		1,467,013,490

FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA
1.22%, 03/04/15	12,849	1,513,525
Porsche Automobil Holding SE
2.01%, 03/18/14	21,870	2,150,974

Total Foreign Preferred Stocks (Cost $2,886,870)		3,664,499

RIGHTS — 0.0%
Telefonica SA* (Cost $0)	614,589	99,125

WARRANT — 0.0%
Sun Hung Kai Properties, Ltd.* (Cost $0)	1	3

MONEY MARKET FUNDS — 8.8%
GuideStone Money Market Fund (Investor Class)¥	40,927,453	40,927,453
Northern Institutional Liquid Assets Portfolio§	86,399,185	86,399,184

Total Money Market Funds (Cost $127,326,637)		127,326,637

TOTAL INVESTMENTS — 110.7% (Cost $1,462,554,710)		1,598,103,754

FOREIGN COMMON STOCKS SOLD SHORT — (7.3)%
Australia — (0.6)%
ALS, Ltd.	(270,338)	(1,021,277)
Brambles, Ltd.	(43,257)	(379,545)
Coca-Cola Amatil, Ltd.	(46,192)	(379,263)
Cochlear, Ltd.	(1,133)	(78,123)
Iluka Resources, Ltd.	(137,936)	(893,000)
Incitec Pivot, Ltd.	(70,027)	(217,078)
Insurance Australia Group, Ltd.	(65,373)	(303,727)
Orica, Ltd.	(15,692)	(239,156)
Origin Energy, Ltd.	(18,766)	(161,655)
QBE Insurance Group, Ltd.	(10,304)	(102,338)
Ramsay Health Care, Ltd.	(8,001)	(409,757)
REA Group, Ltd.	(14,092)	(518,197)
Santos, Ltd	(97,485)	(530,140)
Seek, Ltd.	(81,284)	(1,059,897)
Sydney Airport	(244,468)	(964,510)
TPG Telecom, Ltd.	(70,161)	(490,027)
Transurban Group	(102,812)	(746,262)

		(8,493,952)

Belgium — 0.0%
Colruyt SA	(3,762)	(163,988)
UCB SA	(1,128)	(81,687)

		(245,675)

See Notes to Schedules of Investments.	113

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Bermuda — (0.1)%
Seadrill, Ltd.	(78,268)	$(735,490)

Denmark — (0.1)%
Chr Hansen Holding A/S	(5,388)	(247,508)
FLSmidth & Co. A/S	(28,798)	(1,297,198)

		(1,544,706)

Finland — (0.2)%
Nokian Renkaat OYJ	(100,179)	(2,999,919)

France — (0.7)%
Alcatel-Lucent*	(882,242)	(3,339,167)
Bollore SA	(407,511)	(2,172,031)
Bureau Veritas SA	(14,681)	(315,556)
Edenred	(91,209)	(2,276,743)
Etablissements Maurel et Prom*	(12,759)	(93,276)
Kering	(4,301)	(840,758)
Vallourec SA	(33,588)	(820,721)

		(9,858,252)

Germany — (0.2)%
adidas AG	(21,797)	(1,727,082)
Fraport AG Frankfurt Airport Services Worldwide	(1,338)	(80,091)
LANXESS AG	(18,076)	(964,519)
Wacker Chemie AG	(2,577)	(298,565)

		(3,070,257)

Ireland — 0.0%
James Hardie Industries PLC	(47,669)	(554,046)

Italy — (0.6)%
Banca Popolare dell’Emilia
Romagna SC*	(240,289)	(2,101,838)
Moncler SpA	(30,320)	(508,909)
Saipem SpA*	(131,257)	(1,340,063)
Salvatore Ferragamo SpA	(150,462)	(4,824,387)

		(8,775,197)

Japan — (2.0)%
Acom Co., Ltd.*	(712,800)	(2,478,322)
Advantest Corporation	(37,600)	(476,211)
AEON Financial Service Co., Ltd.	(112,500)	(2,846,855)
Chiyoda Corporation	(27,000)	(231,425)
Chugoku Electric Power Co., Inc. (The)	(43,400)	(566,677)
Daido Steel Co., Ltd.	(73,000)	(327,461)
Electric Power Development Co., Ltd.	(31,400)	(1,060,324)
Fast Retailing Co., Ltd.	(3,100)	(1,201,772)
Hamamatsu Photonics KK	(3,600)	(109,109)
Hirose Electric Co., Ltd.	(630)	(81,629)
Hitachi Capital Corporation	(10,500)	(222,283)
Hokkaido Electric Power Co., Inc.*	(10,300)	(81,156)
IHI Corporation	(124,000)	(582,082)
Kakaku.com, Inc.	(106,000)	(1,765,857)
Kansai Electric Power Co., Inc. (The)*	(68,100)	(650,991)
Kyushu Electric Power Co., Inc.*	(256,100)	(2,487,652)
LIXIL Group Corporation	(69,100)	(1,640,286)
M3, Inc.	(11,200)	(238,222)
Nabtesco Corporation	(24,600)	(713,787)
Nidec Corporation	(23,200)	(1,544,990)
Nikon Corporation	(30,000)	(402,718)
Nintendo Co., Ltd.	(2,800)	(412,640)
Ono Pharmaceutical Co., Ltd.	(4,500)	(509,526)
Rakuten, Inc.	(132,400)	(2,338,679)
Rinnai Corporation	(7,000)	(520,032)
Sekisui Chemical Co., Ltd.	(26,000)	(337,966)
Sharp Corporation*	(56,000)	(109,726)
Shikoku Electric Power Co., Inc.*	(61,700)	(761,379)
Sony Corporation*	(28,500)	(758,036)
Sumitomo Mitsui Trust Holdings, Inc.	(73,000)	(301,593)
Yahoo Japan Corporation	(458,600)	(1,896,574)
Yaskawa Electric Corporation	(90,000)	(1,321,466)

		(28,977,426)

Jersey — 0.0%
Glencore PLC*	(113,541)	(481,530)

Luxembourg — (0.3)%
Altice SA*	(15,939)	(1,728,402)
ArcelorMittal	(134,436)	(1,268,442)
Millicom International Cellular SA	(8,628)	(625,148)
Tenaris SA	(11,689)	(164,145)

		(3,786,137)

Netherlands — (0.5)%
CNH Industrial NV	(69,987)	(573,430)
Fugro NV	(63,382)	(1,702,417)
Koninklijke Vopak NV	(23,343)	(1,290,112)
SBM Offshore NV*	(180,885)	(2,251,289)
TNT Express NV	(138,411)	(881,198)

		(6,698,446)

Norway — (0.2)%
DNO ASA*	(194,315)	(254,481)
Schibsted ASA	(51,510)	(2,987,384)

		(3,241,865)

Portugal — 0.0%
Galp Energia SGPS SA	(7,591)	(82,152)

Spain — (0.4)%
Acciona SA*	(3,597)	(277,620)
Applus Services SA*	(46,013)	(518,006)
Atresmedia Corporation de Medios de Comunicacion SA	(35,683)	(539,838)
Bankia SA*	(2,081,995)	(2,905,776)
Indra Sistemas SA	(32,153)	(377,876)
Zardoya Otis SA	(83,618)	(1,079,818)

		(5,698,934)

Sweden — (0.1)%
Alfa Laval AB	(27,599)	(543,190)
Elekta AB, B Shares	(41,886)	(376,685)
Volvo AB, B Shares	(36,543)	(442,565)

		(1,362,440)

Switzerland — (0.4)%
Cie Financiere Richemont SA	(14,972)	(1,206,326)
Coca-Cola HBC AG*	(8,700)	(156,802)
Dufry AG*	(11,024)	(1,636,924)
Schindler Holding AG	(3,257)	(542,275)
Sulzer AG	(4,267)	(469,818)
Swatch Group AG (The)	(2,256)	(956,676)

		(4,968,821)

114	See Notes to Schedules of Investments.

`

	Shares	Value
United Kingdom — (0.9)%
Admiral Group PLC	(64,001)	$(1,452,561)
Aggreko PLC	(104,085)	(2,357,672)
Anglo American PLC	(59,710)	(896,363)
Antofagasta PLC	(85,164)	(925,380)
ASOS PLC*	(66,148)	(3,560,901)
Drax Group PLC	(68,448)	(369,487)
Hargreaves Lansdown PLC	(74,173)	(1,267,519)
Inmarsat PLC	(16,925)	(232,360)
Intertek Group PLC	(2,177)	(80,669)
Lonmin PLC*	(174,302)	(303,806)
RSA Insurance Group PLC	(12,647)	(78,963)
Serco Group PLC*	(597,698)	(793,082)
Sports Direct International PLC*	(43,409)	(392,151)
Vedanta Resources PLC	(36,269)	(269,006)
WM Morrison Supermarkets PLC	(195,595)	(561,429)

		(13,541,349)

Total Foreign Common Stocks Sold Short (Proceeds $(106,999,093))		(105,116,594)

Liabilities in Excess of Other Assets — (3.4)%		(49,433,005)

NET ASSETS — 100.0%		$1,443,554,155

See Notes to Schedules of Investments.	115

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$33,798,472	$33,798,472	$—	$—
Austria	3,210,979	3,210,979	—	—
Belgium	7,564,631	7,564,625	—	6
Bermuda	14,133,969	14,133,969	—	—
Brazil	5,116,735	5,116,735	—	—
British Virgin Islands	600,889	600,889	—	—
Canada	11,784,044	11,784,044	—	—
Chile	914,325	914,325	—	—
China	44,820,667	44,820,667	—	—
Denmark	28,006,966	28,006,966	—	—
Finland	6,107,416	6,107,416	—	—
France	126,964,294	126,964,294	—	—
Germany	130,786,967	130,786,967	—	—
Guernsey	252,174	252,174	—	—
Hong Kong	33,752,045	33,752,045	—	—
India	3,692,128	3,692,128	—	—
Indonesia	1,510,392	1,510,392	—	—
Ireland	9,450,657	9,450,657	—	—
Israel	1,163,103	1,163,103	—	—
Italy	32,956,523	32,956,523	—	—
Japan	244,190,421	244,190,421	—	—
Jersey	11,520,679	11,520,679	—	—
Luxembourg	2,015,387	2,015,387	—	—
Netherlands	98,298,259	98,298,259	—	—
New Zealand	1,221,868	1,221,868	—	—
Nigeria	—	—	—	—
Norway	11,427,289	11,427,289	—	—
Portugal	1,476,029	1,476,029	—	—
Russia	1,481,828	1,481,828	—	—
Singapore	28,944,182	28,944,182	—	—
South Korea	16,080,436	16,080,436	—	—
Spain	80,740,561	80,740,561	—	—
Sweden	60,338,455	60,338,455	—	—
Switzerland	135,785,154	135,785,154	—	—
Taiwan	14,499,647	14,499,647	—	—
Thailand	5,261,379	5,261,379	—	—
Turkey	3,292,903	3,292,903	—	—
United Kingdom	240,241,103	240,241,103	—	—
United States of America	13,610,534	13,610,534	—	—
Foreign Preferred Stocks:
Germany	3,664,499	3,664,499	—	—
Money Market Funds	127,326,637	127,326,637	—	—
Warrant	3	3	—	—
Rights	99,125	99,125	—	—

Total Assets — Investments in Securities	$1,598,103,754	$1,598,103,748	$—	$6

Other Financial Instruments***
Forward Foreign Currency Contracts	$2,978,032	$—	$2,978,032	$—
Futures Contracts	899,890	899,890	—	—

Total Assets — Other Financial Instruments	$3,877,922	$899,890	$2,978,032	$—

116	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(8,493,952)	$(8,493,952)	$—	$—
Belgium	(245,675)	(245,675)	—	—
Bermuda	(735,490)	(735,490)	—	—
Denmark	(1,544,706)	(1,544,706)	—	—
Finland	(2,999,919)	(2,999,919)	—	—
France	(9,858,252)	(9,858,252)	—	—
Germany	(3,070,257)	(3,070,257)	—	—
Ireland	(554,046)	(554,046)	—	—
Italy	(8,775,197)	(8,775,197)	—	—
Japan	(28,977,426)	(28,977,426)	—	—
Jersey	(481,530)	(481,530)	—	—
Luxembourg	(3,786,137)	(3,786,137)	—	—
Netherlands	(6,698,446)	(6,698,446)	—	—
Norway	(3,241,865)	(3,241,865)	—	—
Portugal	(82,152)	(82,152)	—	—
Spain	(5,698,934)	(5,698,934)	—	—
Sweden	(1,362,440)	(1,362,440)	—	—
Switzerland	(4,968,821)	(4,968,821)	—	—
United Kingdom	(13,541,349)	(13,541,349)	—	—

Total Liabilities — Investments in Securities	$(105,116,594)	$(105,116,594)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2014 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2015 is $1,228,762,990.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2015.

See Notes to Schedules of Investments.	117

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 88.5%
Argentina — 0.3%
Banco Macro SA ADRΔ	13,970	$799,084

Austria — 0.3%
Vienna Insurance Group AG Wiener Versicherung Gruppe	24,229	1,073,348

Bermuda — 1.1%
Credicorp, Ltd.Δ	17,500	2,461,025
GOME Electrical Appliances Holdings, Ltd.Δ	2,275,000	328,662
Kosmos Energy, Ltd.Δ*	84,300	666,813

		3,456,500

Brazil — 5.2%
All - America Latina Logistica SA	389,000	489,975
Banco Bradesco SA ADRΔ	108,360	1,005,581
Banco do Brasil SA	55,000	396,532
Banco Santander Brasil SA ADRΔ	280,776	1,238,222
BB Seguridade Participacoes SA	22,000	225,477
BR Malls Participacoes SA	21,400	113,854
BRF SA	28,800	569,945
CCR SA	112,100	579,897
Centrais Eletricas Brasileiras SA	155,200	280,100
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	25,870	771,443
Cia Energetica de Minas Gerais ADRΔ	55,882	228,557
Gerdau SA	12,880	30,671
Gerdau SA ADRΔ	73,678	235,770
Grupo BTG Pactual	150,000	1,190,957
Hypermarcas SA*	132,200	816,425
Itau Unibanco Holding SA ADR	225,704	2,496,286
Itausa - Investimentos Itau SA*	3,411	10,698
JBS SA	197,300	877,219
Linx SA	28,000	408,479
Odontoprev SA	74,100	254,232
Petroleo Brasileiro SA ADR	50,200	305,718
Porto Seguro SA	43,000	478,564
Totvs SA	55,700	639,628
Tractebel Energia SA	93,000	1,035,616
Ultrapar Participacoes SA	50,400	1,025,355
Ultrapar Participacoes SA ADRΔ	7,704	155,621
Vale SA ADRΔ	75,300	365,205

		16,226,027

Canada — 1.6%
First Quantum Minerals, Ltd.	363,000	4,399,392
Platinum Group Metals, Ltd.*	432,000	235,348
Torex Gold Resources, Inc.*	343,450	284,728

		4,919,468

Chile — 0.7%
Banco de Chile ADRΔ	3,153	211,440
Banco Santander Chile ADRΔ	20,100	435,768
Embotelladora Andina SA ADR Class B	41,445	623,747
Enersis SA ADRΔ	46,700	759,342
Latam Airlines Group SA ADRΔ*	7,200	58,032

		2,088,329

China — 9.8%
AAC Technologies Holdings, Inc.	231,000	1,425,751
Agricultural Bank of China, Ltd. Class H	1,331,000	659,264
Air China, Ltd. Class H	484,000	493,823
Anhui Conch Cement Co., Ltd. Class HΔ	1,129,500	4,276,064
Anta Sports Products, Ltd.	128,000	234,119
Bank of China, Ltd. Class H	2,669,000	1,542,327
Bank of Communications Co., Ltd. Class H	544,000	466,628
China CITIC Bank Corporation, Ltd. Class H	1,007,000	758,564
China Communications Construction Co., Ltd. Class H	361,000	508,487
China Construction Bank Corporation Class H	1,791,000	1,487,754
China Everbright Bank Co., Ltd. Class H	190,000	104,648
China Merchants Bank Co., Ltd. Class H	1,550,500	3,787,927
China Minsheng Banking Corporation, Ltd. Class H	289,500	353,629
China Petroleum & Chemical Corporation Class H	658,000	523,674
China Railway Construction Corporation, Ltd. Class H	221,500	330,851
China Railway Group, Ltd. Class H	121,000	123,924
China Shenhua Energy Co., Ltd. Class H	53,000	135,360
China Telecom Corporation, Ltd. Class H	1,900,000	1,218,035
China Vanke Co., Ltd. Class H*	65,900	156,406
Country Garden Holdings Co., Ltd.	121,000	48,852
Dongfeng Motor Group Co., Ltd. Class H	312,000	500,639
Evergrande Real Estate Group, Ltd.	285,000	143,738
Great Wall Motor Co., Ltd. Class H	53,000	374,633
Huaneng Power International, Inc. Class H	80,000	94,729
Industrial & Commercial Bank of China, Ltd. Class H	2,172,000	1,602,528
Li Ning Co., Ltd.Δ*	1,305,459	740,910
Longfor Properties Co., Ltd.	860,500	1,218,717
Mindray Medical International, Ltd. ADRΔ	31,932	873,340
PetroChina Co., Ltd. Class H	326,000	360,790
Ping An Insurance Group Co of China, Ltd. Class H	16,500	198,358
Qinhuangdao Port Co., Ltd. Class H	550,000	290,159
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,210,000	451,059
Sinopharm Group Co., Ltd. Class H	82,000	334,763
Sinotrans, Ltd. Class H	972,000	557,925
Tencent Holdings, Ltd.	61,100	1,160,109
Tingyi Cayman Islands Holding Corporation	1,074,000	2,310,735
Wumart Stores, Inc. Class H	505,000	366,081

118	See Notes to Schedules of Investments.

	Shares	Value
Zhejiang Expressway Co., Ltd. Class H	100,000	$132,600

		30,347,900

Colombia — 0.4%
Bancolombia SA	82,896	781,135
Bancolombia SA ADRΔ	9,155	360,066

		1,141,201

Cyprus — 0.5%
Eurasia Drilling Co., Ltd. GDR	48,148	924,442
Global Ports Investments PLC GDR	49,037	243,714
QIWI PLC ADR	10,520	252,690

		1,420,846

Egypt — 0.2%
ElSwedy Electric Co.*	82,700	520,801

Estonia — 0.1%
Tallink Group AS	527,514	462,274

Hong Kong — 6.7%
AIA Group, Ltd.	266,958	1,680,400
ASM Pacific Technology, Ltd.Δ	199,300	2,075,867
Belle International Holdings, Ltd.	1,385,000	1,613,197
China Mengniu Dairy Co., Ltd.	510,000	2,710,299
China Mobile, Ltd.	432,000	5,639,156
China Overseas Land & Investment, Ltd.	906,000	2,927,425
China Resources Land, Ltd.	114,000	322,032
China Unicom Hong Kong, Ltd.	570,000	867,574
CNOOC, Ltd.	285,000	402,907
CSPC Pharmaceutical Group, Ltd.	98,000	82,924
Far East Horizon, Ltd.	291,000	266,127
New World Department Store China, Ltd.Δ	487,000	121,237
Shimao Property Holdings, Ltd.	36,000	75,690
Sino Biopharmaceutical, Ltd.	784,000	793,845
Sino-Ocean Land Holdings, Ltd.	78,000	47,186
WH Group, Ltd. 144A*	2,199,500	1,251,159

		20,877,025

Hungary — 0.4%
OTP Bank PLC	66,797	1,267,747

India — 8.8%
Adani Enterprises, Ltd.*	22,416	220,412
Ambuja Cements, Ltd.	538,220	2,195,667
Aurobindo Pharma, Ltd.*	65,376	1,276,154
Axis Bank, Ltd.	540,463	4,837,989
Bajaj Auto, Ltd.	3,521	113,460
Dabur India, Ltd.	311,931	1,323,612
Divi’s Laboratories, Ltd.	15,303	436,596
Dr Reddy’s Laboratories, Ltd.	8,691	484,502
HCL Technologies, Ltd.	26,616	416,967
Hero MotoCorp, Ltd.	47,165	1,989,512
Infosys, Ltd.	42,978	1,523,463
Infosys, Ltd. ADR Δ	64,458	2,261,187
Kotak Mahindra Bank, Ltd.	166,161	3,486,842
Motherson Sumi Systems, Ltd.	22,261	183,175
Power Finance Corporation, Ltd.	200,156	873,306
Reliance Infrastructure, Ltd.	10,466	72,548
State Bank of India	22,660	96,696
Tata Consultancy Services, Ltd.	90,274	3,684,095
Tata Motors, Ltd. ADR	25,400	1,144,524
Tata Steel, Ltd.	51,050	258,386
Tech Mahindra, Ltd.	7,620	76,673
Wipro, Ltd.	21,363	214,667

		27,170,433

Indonesia — 2.0%
PT Astra Agro Lestari Tbk	194,200	360,922
PT Bank Central Asia Tbk	260,800	295,706
PT Bank Mandiri Persero Tbk	100,100	95,506
PT Bank Negara Indonesia Persero Tbk	1,336,600	738,580
PT Bank Rakyat Indonesia Persero Tbk	269,400	273,521
PT Bank Tabungan Pensiunan Nasional Tbk*	237,000	76,493
PT Indocement Tunggal Prakarsa Tbk	1,043,900	1,750,479
PT Indofood Sukses Makmur Tbk	323,700	184,441
PT Kalbe Farma Tbk	864,400	123,297
PT Perusahaan Gas Negara Persero Tbk	86,400	31,718
PT Ramayana Lestari Sentosa Tbk	3,631,300	208,296
PT Semen Indonesia Persero Tbk	1,039,700	1,085,423
PT Tambang Batubara Bukit Asam Tbk	103,500	85,096
PT Telekomunikasi Indonesia Tbk ADR	11,000	478,940
PT Unilever Indonesia Tbk	46,800	141,921
PT United Tractors Tbk	194,100	323,624

		6,253,963

Jersey — 0.1%
West China Cement, Ltd.	2,222,000	335,336

Kenya — 0.2%
Safaricom, Ltd.	3,573,500	659,396

Luxembourg — 0.2%
O’Key Group SA GDR	11,755	42,847
Ternium SA ADRΔ	41,295	746,201

		789,048

Malaysia — 1.8%
AirAsia Bhd	421,800	271,064
AMMB Holdings Bhd	58,700	100,805
CIMB Group Holdings Bhd	731,648	1,228,797
DiGi.Com Bhd	184,100	313,171
IOI Corporation Bhd	318,600	394,863
Lafarge Malaysia Bhd	118,200	314,370
Malayan Banking Bhd	165,800	417,690
MISC Bhd	316,800	726,241
Petronas Chemicals Group Bhd	151,200	230,260
Tenaga Nasional Bhd	325,700	1,262,873
Westports Holdings Bhd	356,400	386,858

		5,646,992

Mexico — 4.0%
Alfa SAB de CV Class A*	32,500	65,731
America Movil SAB de CV ADR Class LΔ	165,457	3,385,250

See Notes to Schedules of Investments.	119

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Arca Continental SAB de CV*	32,800	$201,701
Cemex SAB de CV ADRΔ*	27,768	262,963
Corporacion Moctezuma SAB de CV@	205,509	619,754
Fibra Uno Administracion SA de CV REIT	113,500	300,613
Genomma Lab Internacional SAB de CV Class B*	1,372,300	1,282,019
Gruma SAB de CV	90,100	1,146,459
Grupo Aeroportuario del Pacifico SAB de CV Class B	17,300	113,677
Grupo Financiero Banorte SAB de CV Class O	363,400	2,106,998
Grupo Financiero Inbursa SAB de CV Class O	420,700	1,060,196
Grupo Televisa SAB de CV ADR*	10,700	353,207
Megacable Holdings SAB de CV*	289,900	1,135,007
OHL Mexico SAB de CV*	119,500	225,862

		12,259,437

Mongolia — 0.0%
Mongolian Mining CorporationΔ*	4,213,750	152,187

Netherlands — 1.2%
OCI*	62,584	1,940,735
X5 Retail Group NV GDR*	108,361	1,663,342

		3,604,077

Nigeria — 0.8%
FCMB Group PLC	12,000,000	173,625
Guaranty Trust Bank PLC	14,478,359	1,909,354
Nestle Nigeria PLC	40,151	170,447
United Bank for Africa PLC	16,356,169	333,615

		2,587,041

Philippines — 0.5%
Bank of the Philippine Islands	26,993	60,689
International Container Terminal Services, Inc.	573,060	1,384,574

		1,445,263

Poland — 0.9%
Alior Bank SA*	33,533	737,115
Cyfrowy Polsat SA	10,476	68,974
Energa SA	52,749	346,602
KGHM Polska Miedz SA	8,404	266,125
Orange Polska SA	18,664	46,937
PGE SA	152,497	838,643
Polskie Gornictwo Naftowe i Gazownictwo SA	160,551	233,020
Powszechny Zaklad Ubezpieczen SA	706	91,103
Tauron Polska Energia SA	124,555	144,950

		2,773,469

Russia — 3.3%
Gazprom OAO ADR	124,426	586,669
LSR Group GDR	163,892	372,035
Lukoil OAO ADR	10,216	469,221
Magnit PJSC GDR	3,261	166,474
Mobile Telesystems OJSC ADR	88,800	896,880
NOVATEK OAO GDR	47,296	3,545,742
Novolipetsk Steel OJSC GDR	91,692	1,224,327
Rosneft OAO GDR	27,856	120,836
Sberbank of Russia ADR	423,287	1,849,764
Severstal PAO GDR	33,566	365,869
Sistema JSFC GDR	25,404	187,990
Surgutneftegas OAO ADR	32,259	197,102
Tatneft OAO ADR	8,990	266,326

		10,249,235

South Africa — 5.0%
African Bank Investments, Ltd.+*	642,081	—
Barloworld, Ltd.	13,874	106,151
Bidvest Group, Ltd.	124,323	3,368,990
Capitec Bank Holdings, Ltd.	17,067	738,754
Discovery, Ltd.	65,794	676,980
FirstRand, Ltd.	74,215	341,674
Foschini, Ltd.	81,736	1,216,841
Growthpoint Properties, Ltd. REIT	109,015	257,685
Investec. Ltd.	61,477	509,445
Liberty Holdings, Ltd.	28,661	396,632
Mediclinic International, Ltd.	31,290	314,706
MMI Holdings, Ltd.	36,001	97,416
Mr. Price Group, Ltd.	14,034	300,848
Naspers, Ltd. N Shares	6,517	1,004,765
Netcare, Ltd.	239,144	822,187
Pick n Pay Stores, Ltd.	241,723	985,506
Rand Merchant Insurance Holdings, Ltd.	86,524	330,002
Redefine Properties, Ltd. REIT	79,691	81,472
Remgro, Ltd.	11,242	246,362
RMB Holdings, Ltd.	92,751	534,375
Sanlam, Ltd.	34,630	223,757
Sasol, Ltd.	24,071	817,985
Shoprite Holdings, Ltd.	12,628	171,028
Standard Bank Group, Ltd.	110,489	1,530,394
Tiger Brands, Ltd.	11,049	278,197

		15,352,152

South Korea — 11.0%
AMOREPACIFIC Group	716	968,047
CJ CheilJedang Corporation	334	113,797
Coway Co., Ltd.	2,230	183,915
Dongbu Insurance Co., Ltd.	7,282	324,571
E-Mart Co., Ltd.	4,594	964,804
Hanwha Corporation	9,917	324,920
Hyosung Corporation	1,487	116,204
Hyundai Development Co-Engineering & Construction	21,043	1,081,122
Hyundai Mobis Co., Ltd.	1,577	350,381
KB Financial Group, Inc.	4,981	176,442
Kia Motors Corporation	4,443	181,012
KIWOOM Securities Co., Ltd.	8,808	561,292
Korea Electric Power Corporation	13,629	565,085
Korean Air Lines Co., Ltd.*	25,883	1,132,651
LG Chem, Ltd.	810	165,001
LG Display Co., Ltd.	34,456	972,079
LG Innotek Co., Ltd.	1,471	153,802
Lotte Chemical Corporation	2,886	529,362
Mirae Asset Securities Co., Ltd.	19,637	925,695
NCSoft Corporation	4,161	680,717
Samsung Electronics Co., Ltd.	8,750	11,364,866
Samsung Fire & Marine Insurance Co., Ltd.	25,837	6,229,571
Shinhan Financial Group Co., Ltd.	98,022	3,706,362

120	See Notes to Schedules of Investments.

	Shares	Value
SK Holdings Co., Ltd.	1,770	$271,215
SK Hynix, Inc.	24,912	1,022,797
SK Networks Co., Ltd.	101,305	745,098
SK Telecom Co., Ltd.	283	69,510
Woori Bank	35,659	301,484

		34,181,802

Switzerland — 0.7%
Coca-Cola HBC AG*	123,513	2,226,103

Taiwan — 8.4%
Advanced Semiconductor Engineering, Inc.	43,000	58,062
AU Optronics Corporation	811,000	408,221
China Airlines, Ltd.*	1,332,000	683,241
China Life Insurance Co., Ltd.	103,700	90,311
CTBC Financial Holding Co., Ltd.	515,858	342,916
Delta Electronics, Inc.	20,000	126,238
Eva Airways Corporation*	369,000	270,647
Far Eastern Department Stores, Ltd.	34,120	28,842
Foxconn Technology Co., Ltd.	45,000	120,805
Fubon Financial Holding Co., Ltd.	593,000	1,065,088
Hon Hai Precision Industry Co., Ltd.	441,280	1,291,826
Innolux Corporation	198,000	99,032
Inotera Memories, Inc.*	870,000	1,160,834
Kinsus Interconnect Technology Corporation	120,000	385,427
Largan Precision Co., Ltd.	4,000	344,519
MediaTek, Inc.	228,000	3,085,906
Novatek Microelectronics Corporation	68,000	352,061
Pegatron Corporation	289,000	782,304
Pou Chen Corporation	23,000	32,196
Powertech Technology, Inc.	132,000	227,383
President Chain Store Corporation	109,000	820,374
Realtek Semiconductor Corporation	129,000	412,272
Taiwan Semiconductor Manufacturing Co., Ltd.	2,234,000	10,388,207
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	133,700	3,139,276
Teco Electric and Machinery Co., Ltd.	172,000	163,810

		25,879,798

Thailand — 4.4%
Airports of Thailand PCL NVDR	28,100	241,795
Bangkok Bank PCL NVDR	32,000	181,438
BEC World PCL NVDR	186,100	234,484
Big C Supercenter PCL NVDR	267,400	1,890,043
Bumrungrad Hospital PCL	34,000	158,820
Central Pattana PCL	2,265,900	2,976,866
Delta Electronics Thailand PCL	102,300	236,573
Indorama Ventures PCL	251,300	200,793
Kasikornbank PCL	47,800	337,861
Kasikornbank PCL NVDR	403,031	2,836,328
Krung Thai Bank PCL NVDR	498,800	349,497
PTT PCL NVDR	16,800	166,761
Robinson Department Store PCL	462,600	675,277
Siam Commercial Bank PCL	254,800	1,393,804
Thai Union Frozen Products PCL NVDR	808,600	499,473
TMB Bank PCL	13,168,900	1,206,002

		13,585,815

Turkey — 2.4%
Akfen Holding AS	106,500	247,517
Coca-Cola Icecek AS	23,277	393,645
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	91,040	103,341
TAV Havalimanlari Holding AS	125,311	1,048,739
Tofas Turk Otomobil Fabrikasi AS	19,521	118,305
Turk Hava Yollari*	142,090	469,651
Turk Sise ve Cam Fabrikalari AS	100,008	123,526
Turk Telekomunikasyon AS	61,496	163,273
Türkiye Garanti Bankasi AS	977,009	3,206,759
Ulker Biskuvi Sanayi AS	106,104	796,132
Yapi ve Kredi Bankasi AS	457,422	704,038

		7,374,926

United Arab Emirates — 0.1%
Orascom Construction, Ltd.*	15,952	212,162

United Kingdom — 3.6%
Anglo American PLC	578,156	8,730,162
Tullow Oil PLC	607,680	2,552,845

		11,283,007

United States of America — 1.8%
Cognizant Technology Solutions
Corporation Class AΔ*	74,100	4,623,099
First Cash Financial Services, Inc.Δ*	18,200	846,664
Southern Copper CorporationΔ	7,800	227,604

		5,697,367

Total Foreign Common Stocks (Cost $296,650,540)		274,319,559

FOREIGN PREFERRED STOCKS — 3.0%
Brazil — 1.7%
Banco do Estado do Rio Grande do Sul SA Class B
0.26%, 05/04/15	42,000	146,205
Cia Brasileira de Distribuicao Grupo Pao de Acucar
3.10%, 04/27/15	58,000	1,734,612
Cia Energetica de Sao Paulo, Class B
5.05%, 08/19/14	66,200	493,666
Gerdau SA
2.98%, 03/17/15	33,912	108,062
Itau Unibanco Holding SA
0.50%, 04/01/15	75,700	840,123
Itausa Investimentos Itau SA
0.57%, 03/02/15	491,106	1,540,308
Lojas Americanas SA,
0.31%, 03/16/15	30,500	157,682
Metalurgica Gerdau SA
2.82%, 03/17/15	43,100	147,468

		5,168,126

South Korea — 1.3%
Samsung Electronics Co., Ltd.
1.76%, 12/29/14	4,053	4,033,090

Total Foreign Preferred Stocks (Cost $10,727,661)		9,201,216

See Notes to Schedules of Investments.	121

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 12.5%
GuideStone Money Market Fund (Investor Class)¥	13,852,121	$13,852,121
Northern Institutional Liquid Assets Portfolio§	24,917,512	24,917,512

Total Money Market Funds (Cost $38,769,633)		38,769,633

TOTAL INVESTMENTS — 104.0% (Cost $346,147,834)		322,290,408
Liabilities in Excess of Other Assets — (4.0)%		(12,534,935)

NET ASSETS — 100.0%		$309,755,473

Swap agreement outstanding at March 31, 2015:

Maturity Date	Reference Obligation	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Total Return Swap
03/18/15	Turkish Equity Index Swap	TRL	(1,107,164)	$13,173	GS	$13,173

Total Swap agreement outstanding at March 31, 2015				$13,173		$13,173

122	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$799,084	$799,084	$—	$—
Austria	1,073,348	1,073,348	—	—
Bermuda	3,456,500	3,456,500	—	—
Brazil	16,226,027	16,215,329	—	10,698
Canada	4,919,468	4,919,468	—	—
Chile	2,088,329	2,088,329	—	—
China	30,347,900	30,347,900	—	—
Colombia	1,141,201	1,141,201	—	—
Cyprus	1,420,846	1,420,846	—	—
Egypt	520,801	520,801	—	—
Estonia	462,274	462,274	—	—
Hong Kong	20,877,025	20,877,025	—	—
Hungary	1,267,747	1,267,747	—	—
India	27,170,433	27,170,433	—	—
Indonesia	6,253,963	6,253,963	—	—
Jersey	335,336	335,336	—	—
Kenya	659,396	659,396	—	—
Luxembourg	789,048	789,048	—	—
Malaysia	5,646,992	5,646,992	—	—
Mexico	12,259,437	12,259,437	—	—
Mongolia	152,187	152,187	—	—
Netherlands	3,604,077	3,604,077	—	—
Nigeria	2,587,041	2,587,041	—	—
Philippines	1,445,263	1,445,263	—	—
Poland	2,773,469	2,773,469	—	—
Russia	10,249,235	10,249,235	—	—
South Africa	15,352,152	15,352,152	—	—
South Korea	34,181,802	34,181,802	—	—
Switzerland	2,226,103	2,226,103	—	—
Taiwan	25,879,798	25,879,798	—	—
Thailand	13,585,815	13,585,815	—	—
Turkey	7,374,926	7,374,926	—	—
United Arab Emirates	212,162	212,162	—	—
United Kingdom	11,283,007	11,283,007	—	—
United States of America	5,697,367	5,697,367	—	—
Foreign Preferred Stocks:
Brazil	5,168,126	5,168,126	—	—
South Korea	4,033,090	4,033,090	—	—
Money Market Funds	38,769,633	38,769,633	—	—

Total Assets — Investments in Securities	$322,290,408	$322,279,710	$—	$10,698

Other Financial Instruments***
Futures Contracts	$783,787	$783,787	$—	$—
Swap Agreement	13,173	—	—	13,173

Total Assets — Other Financial Instruments	$796,960	$783,787	$—	$13,173

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(55,017)	$—	$(55,017)	$—

Total Liabilities — Other Financial Instruments	$(55,017)	$—	$(55,017)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2014 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2015 is $176,117,066.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2015.

See Notes to Schedules of Investments.	123

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 90.2%
U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/17	$350,000	$429,920
0.13%, 04/15/17	12,753,300	13,362,431
0.13%, 04/15/18	37,060,000	38,241,015
1.38%, 07/15/18	3,300,000	3,829,105
0.13%, 04/15/19	6,920,000	7,039,421
1.38%, 01/15/20	5,560,000	6,507,079
1.25%, 07/15/20	5,480,000	6,374,023
1.13%, 01/15/21	11,510,000	13,217,352
0.63%, 07/15/21	1,080,000	1,175,273
0.13%, 01/15/22	6,874,200	7,166,301
0.13%, 07/15/22	4,945,000	5,084,410
0.13%, 01/15/23	14,509,000	14,774,038
0.38%, 07/15/23	16,440,000	16,952,241
0.63%, 01/15/24	24,461,000	25,553,374
0.13%, 07/15/24	8,317,000	8,196,850
2.38%, 01/15/25	13,040,200	19,624,264
2.00%, 01/15/26	4,675,000	6,533,235
2.38%, 01/15/27	4,275,000	6,121,001
1.75%, 01/15/28	7,330,000	9,584,670
3.63%, 04/15/28	3,300,000	6,737,833
2.50%, 01/15/29	5,350,000	7,453,600
3.88%, 04/15/29	4,875,000	10,196,375
3.38%, 04/15/32	627,100	1,213,350
2.13%, 02/15/40	2,787,600	4,031,822
2.13%, 02/15/41	4,138,900	5,964,924
0.75%, 02/15/42	7,369,400	7,726,832
0.63%, 02/15/43	10,635,000	10,618,843
1.38%, 02/15/44	5,808,700	6,861,148
0.75%, 02/15/45	3,235,000	3,272,840

U.S. Treasury Notes
0.25%, 01/15/25	5,300,000	5,274,492

Total U.S. Treasury Obligations (Cost $271,194,332)		279,118,062

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 6.6%
Germany — 2.4%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	1,045,000	1,238,619
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 04/15/16(E)	4,870,000	6,138,490

		7,377,109

Italy — 2.2%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	705,000	834,510
2.60%, 09/15/23(E)	235,000	349,850
2.35%, 09/15/24(E)	3,730,000	4,841,654
2.55%, 09/15/41(E)	415,000	706,464

		6,732,478

Mexico — 1.0%
Mexican Udibonos
4.00%, 06/13/19(M)	8,500,000	3,168,751

New Zealand — 1.0%
New Zealand Government Bond
3.00%, 09/20/30(Z)	3,328,000	3,023,357

Total Foreign Government Inflation-Linked Bonds (Cost $19,232,146)		20,301,695

	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.10, Expires 04/07/15 (BNP)	$14,015,000	26,945
U.S. Dollar vs. Norwegian Krone, Strike Price $7.00, Expires 07/15/15 (BOA)	5,990,000	12,675
U.S. Dollar vs. Norwegian Krone, Strike Price $7.25, Expires 05/07/15 (BAR)	6,070,000	9,481

		49,101

	Number of Contracts
Put Options — 0.1%
90-Day Euro, Strike Price $98.13, Expires 04/10/15 (JPM)	305	17,156
Euro-BOBL, Strike Price $98.50, Expires 06/12/15 (JPM)	310	9,688
Long U.S. Treasury Bond, Strike Price $153.00, Expires 04/24/15 (JPM)	33	1,547

		28,391

	Notional Amount
British Pounds vs. U.S. Dollar, Strike Price $1.45, Expires 04/30/15 (DEUT)	$3,025,000	23,204
British Pounds vs. U.S. Dollar, Strike Price $1.49, Expires 04/30/15 (DEUT)	2,930,000	67,657
Euro vs. U.S. Dollar, Strike Price $1.05, Expires 04/07/15 (BNP)	14,015,000	23,072
Euro-Bund, Strike Price $156.50, Expires 04/24/15 (CITIG)	104,000	(36,442)
Switzerland Francs vs. Swedish Kronor, Strike Price $8.25, Expires 08/28/15 (JPM)	2,905,000	27,421
U.S. Dollar vs. Japanese Yen, Strike Price $121.00, Expires 04/27/15 (UBS)	3,005,000	19,529
U.S. Dollar vs. Japanese Yen, Strike Price $124.00, Expires 04/27/15 (BNP)	6,115,000	10,175
U.S. Dollar vs. Norwegian Krone, Strike Price $8.40, Expires 05/07/15 (BAR)	6,070,000	46,751

124	See Notes to Schedules of Investments.

	Notional Amount	Value
U.S. Dollar vs. Norwegian Krone, Strike Price $8.60, Expires 05/07/15 (UBS)	$6,070,000	$27,412
U.S. Dollar vs. Swedish Kronor, Strike Price $7.80, Expires 08/28/15 (UBS)	6,085,000	33,023

		241,802

Total Purchased Options (Cost $538,112)		319,294

	Shares
MONEY MARKET FUND — 2.8%
GuideStone Money Market Fund (Investor Class)¥ (Cost $8,822,263)	8,822,263	8,822,263

TOTAL INVESTMENTS — 99.7% (Cost $299,786,853)		308,561,314

	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
British Pounds vs. U.S. Dollar, Strike Price $1.55, Expires 04/30/15 (JPM)	$(1,965,000)	(2,574)
British Pounds vs. U.S. Dollar, Strike Price $1.58, Expires 04/30/15 (DEUT)	(965,000)	(83)
Euro vs. U.S. Dollar, Strike Price $1.15, Expires 05/29/15 (BNP)	(5,620,000)	(25,313)
Switzerland Francs vs. Swedish Kronor, Strike Price $9.75, Expires 08/28/15 (JPM)	(3,540,625)	(19,809)
U.S. Dollar vs. Japanese Yen, Strike Price $114.50, Expires 04/27/15 (BNP)	(6,115,000)	(2,171)

		(49,950)

	Number of Contracts
Put Options — (0.1)%
90-Day Euro, Strike Price $97.75, Expires 04/10/15 (JPM)	(166)	(1,038)

	Notional Amount
British Pounds vs. U.S. Dollar, Strike Price $1.49, Expires 04/30/15 (DEUT)	$(3,025,000)	(66,681)
Euro vs. U.S. Dollar, Strike Price $1.00, Expires 05/29/15 (BNP)	(5,620,000)	(35,979)
U.S. Dollar vs. Japanese Yen, Strike Price $124.00, Expires 04/27/15 (UBS)	(3,005,000)	(3,561)
U.S. Dollar vs. Norwegian Krone, Strike Price $8.40, Expires 05/07/15 (UBS)	(6,070,000)	(46,551)

		(153,810)

Total Written Options (Premiums received $(389,378))		(203,760)

Other Assets in Excess of Liabilities — 0.4%		1,193,855

NET ASSETS — 100.0%		$309,551,409

See Notes to Schedules of Investments.	125

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$20,301,695	$—	$20,301,695	$—
Money Market Fund	8,822,263	8,822,263	—	—
Purchased Options	319,294	(8,051)	327,345	—
U.S. Treasury Obligations	279,118,062	—	279,118,062	—

Total Assets — Investments in Securities	$308,561,314	$8,814,212	$299,747,102	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$949,006	$—	$949,006	$—

Total Assets — Other Financial Instruments	$949,006	$—	$949,006	$—

Liabilities:
Investments in Securities:
Written Options	$(203,760)	$(1,038)	$(202,722)	$—

Total Liabilities — Investments in Securities	$(203,760)	$(1,038)	$(202,722)	$—

Other Financial Instruments***
Futures Contracts	$(292,656)	$(292,656)	$—	$—

Total Liabilities — Other Financial Instruments	$(292,656)	$(292,656)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

126	See Notes to Schedules of Investments.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Par	Value
CORPORATE BONDS — 8.2%
Biomet, Inc.
6.50%, 10/01/20Δ	$500,000	$526,250
CDW LLC
8.50%, 04/01/19	296,000	308,580
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	750,000	798,750
CIT Group, Inc.
6.63%, 04/01/18 144A	1,000,000	1,075,000
FCA US LLC
8.00%, 06/15/19	1,000,000	1,053,750
GCI, Inc.
8.63%, 11/15/19Δ	750,000	787,500
Hertz Corporation
6.75%, 04/15/19	1,200,000	1,245,000
Intelsat Jackson Holdings SA
7.25%, 04/01/19	1,000,000	1,040,250
Level 3 Financing, Inc.
8.13%, 07/01/19	500,000	528,125
NBTY, Inc.
9.00%, 10/01/18Δ	600,000	627,000
Regency Energy Partners LP
8.38%, 06/01/19 144A	750,000	789,375
Sprint Communications, Inc.
9.00%, 11/15/18 144A	1,000,000	1,150,000
T-Mobile USA, Inc.
6.46%, 04/28/19Δ	1,200,000	1,240,500

Total Corporate Bonds (Cost $11,159,354)		11,170,080

LOAN AGREEMENTS — 85.2%
1011778 B.C. LLC Term B Loan
4.50%, 12/12/21	991,170	1,000,527
Accudyne Industries Borrower SCA Term Loan
4.00%, 12/13/19	1,839,946	1,741,822
ADS Waste Holdings, Inc. Term B Loan
3.75%, 10/09/19	1,217,546	1,202,984
Advantage Sales & Marketing, Inc. Term B Loan
4.25%, 07/25/21	995,000	993,617
Affinia Group, Inc. Term B-2 Loan
4.75%, 04/25/20	821,402	821,402
AlixPartners LLP Term B-2 Loan
4.00%, 07/02/20	985,156	986,388
Allflex Holdings III, Inc. Term B Loan
4.25%, 07/17/20	927,262	926,493
Allied Security Holdings LLC Term B Loan
4.25%, 02/14/21	365,536	365,232
American Energy- Marcellus LLC Term Loan
5.25%, 08/04/20	1,000,000	845,000
American Pacific Corporation Term B Loan
7.00%, 02/27/19	992,500	993,741
Ancestry.com, Inc. Term B-1 Loan
4.50%, 12/28/18	745,700	743,679
Aramark Services, Inc. Term F Loan
3.25%, 02/24/21	990,000	987,525
AssuredPartners Capital, Inc. Term B Loan
5.00%, 04/01/21	748,125	745,791
Asurion LLC Term B-1 Loan
5.00%, 05/24/19	1,221,184	1,223,895
Asurion LLC Term Loan
8.50%, 03/03/21	500,000	501,625
Atlantic Power LP Term Loan
4.75%, 02/24/21	650,216	651,841
Atrium Innovations, Inc. Term B Loan
4.25%, 02/15/21	539,525	528,060
B/E Aerospace, Inc. Term B Loan
4.00%, 12/16/21	1,200,000	1,208,496
Berry Plastics Group, Inc. Term D Loan
3.50%, 02/08/20	736,842	734,632
BJ’s Wholesale Club, Inc. Term B Loan
4.50%, 09/26/19	1,229,915	1,229,362
BMC Software Finance, Inc. Term B Loan
5.00%, 09/10/20	704,887	689,027
Brand Energy & Infrastructure Services, Inc. Term B Loan
4.75%, 11/26/20	887,750	861,304
Brickman Group, Ltd. LLC (The) Term B Loan
4.00%-5.25%, 12/18/20	1,492,481	1,484,601
BWAY Holding Co. Term B Loan
5.50%, 08/14/20	297,750	300,355
Catalent Pharma Solutions, Inc. Term B Loan
4.25%, 05/19/21	748,116	751,019
CDHR Parent, Inc. Term Loan
5.25%, 07/01/21	1,244,997	1,245,781
Charter Communications Operating LLC Term G Loan
4.25%, 09/12/21	785,000	791,107
Checkout Holding Corporation Term B Loan
4.50%, 04/09/21	694,750	603,272
Chemstralia Pty, Ltd. Term B Loan
7.25%, 02/26/22	500,000	490,000
Cincinnati Bell, Inc. Term B Loan
4.00%, 09/10/20	729,399	728,035
CompuCom Systems, Inc. Term B Loan
4.25%, 05/09/20	606,697	564,228

See Notes to Schedules of Investments.	127

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Coveris Holdings SA Term B Loan
5.25%, 05/08/19	$691,250	$694,133
CPG International, Inc. Term B Loan
4.75% ,09/30/20	985,000	968,255
Crown Castle Operating Co. Term B-2 Loan
3.00%, 01/31/21	997,475	994,313
CS Intermediate Holdco 2 LLC Term B Loan
4.00%, 04/04/21	744,375	741,956
Cumulus Media Holdings, Inc. Term B Loan
4.25%, 12/23/20	1,023,130	1,003,435
CWGS Group LLC Term B Loan
5.75%, 02/20/20	481,250	484,657
DaVita HealthCare Partners, Inc. Term B Loan
3.50%, 06/24/21	496,250	496,930
Dealer Tire LLC Term B Loan
5.50%, 12/22/21	997,500	1,010,597
Dell International LLC Term B Loan
4.50%, 04/29/20	1,264,000	1,272,128
Delta 2 Lux S.à r.l. Term B Loan
4.75%, 04/30/19	1,984,962	1,971,723
Dole Food Co., Inc. Term B Loan
4.50%, 11/01/18	485,000	486,062
Dollar Tree, Inc. Term B Loan
4.25%, 03/09/22	1,280,000	1,292,979
Doosan Infracore International, Inc. Term B Loan
4.50%, 05/28/21	994,569	1,004,514
Emerald US, Inc. Term B Loan
0.00%, 05/16/21S	675,000	661,500
Entegris, Inc. Term B Loan
3.50%, 04/30/21	834,457	831,327
Fairmount Santrol, Inc. Term B-2 Loan
4.50%, 09/05/19	1,231,250	1,076,900
Federal-Mogul Holdings Corporation Term C Loan
4.75%, 04/15/21	373,125	371,632
Fieldwood Energy LLC Term Loan
8.38%, 09/30/20	400,000	291,716
Filtration Group, Inc. Term B Loan
4.50%, 11/21/20	493,750	496,416
First Data Corporation Term C-1 Loan
3.67%, 03/24/18	750,000	749,250
FMG Resources August 2006 Proprietary, Ltd. Term B Loan
3.75%, 06/30/19	346,595	312,449
Garda World Security Corporation Term B Loan
4.00%-5.25%, 11/08/20	949,171	943,637
Garda World Security Corporation Delayed Draw Term B-DD Loan
4.00%-5.25%, 11/08/20	242,811	241,396
Gardner Denver, Inc. Term Loan
4.25%, 07/30/20	1,234,991	1,170,030
Genesys Telecommunications Laboratories, Inc. Term B Loan
4.00%, 02/08/20	982,456	975,825
Granite Acquisition, Inc. Term B Loan
5.00%, 12/17/21	955,460	966,610
Granite Acquisition, Inc. Term C Loan
5.00%, 12/17/21	42,146	42,637
Granite Acquisition, Inc. Term Loan
8.25%, 12/17/22	150,000	151,878
Gray Television, Inc. Term Loan
3.75%, 06/13/21	500,000	499,500
Headwaters, Inc. Term B Loan
4.50%, 03/12/22	1,000,000	1,003,750
HGIM Corporation Term B Loan
5.50%-6.75%, 06/18/20	739,384	505,554
Hilton Worldwide Finance LLC Term B Loan
3.50%, 10/25/20	1,146,882	1,147,926
HUB International, Ltd. Term B Loan
4.00%, 10/02/20	1,723,837	1,708,444
Hudson’s Bay Co. Term B Loan
4.75%, 11/04/20	276,250	276,526
Husky Injection Molding Systems, Ltd. Term B Loan
4.25%, 06/30/21	995,000	991,428
IMG Worldwide Holdings LLC Term B Loan
5.25%, 05/06/21	1,488,750	1,474,235
Infor US, Inc. Term B-3 Loan
3.75%, 06/03/20	1,209,227	1,195,624
Interactive Data Corporation Term B Loan
4.75%, 05/02/21	992,500	996,430
ION Media Networks, Inc. Term B Loan
4.75%, 12/18/20	991,515	992,754
J. Crew Group, Inc. Term B Loan
4.00%, 03/05/21	760,685	704,227
Jazz Acquisition, Inc. Term Loan
4.50%, 06/19/21	438,284	436,092

128	See Notes to Schedules of Investments.

	Par	Value
JLL/Delta Dutch Newco BV Term B Loan
4.25%, 03/11/21	$1,389,500	$1,382,122
Jo-Ann Stores, Inc. Term Loan
4.00%, 03/18/18	1,194,805	1,185,844
Kronos, Inc. Term B Loan
4.50%, 10/30/19	547,182	547,767
Level 3 Financing, Inc. Term B Loan
4.50%, 01/31/22	650,000	653,048
Liberty Cablevision of Puerto Rico LLC Term Loan
4.50%, 01/07/22	800,000	795,504
Lineage Logistics LLC Term B Loan
4.50%, 04/07/21	988,130	978,871
LTS Buyer LLC Term B Loan
4.00%, 04/13/20	1,228,125	1,222,758
MacDermid, Inc. Term B-2 Loan
4.75%, 06/07/20	498,750	501,348
McJunkin Red Man Corporation Term B Loan
5.00%, 11/09/19	492,500	472,308
Media General, Inc. Term B Loan
4.25%, 07/31/20	979,424	983,586
Michaels Stores, Inc. Term B Loan
3.75%, 01/28/20	598,477	598,603
Minerals Technologies, Inc. Term B Loan
4.00%, 05/09/21	915,513	918,946
Mission Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	578,501	576,575
MPH Acquisition Holdings LLC Term B Loan
3.75%, 03/31/21	1,126,357	1,122,133
Multi Packaging Solutions, Inc. Term B Loan
4.25%, 09/30/20	990,000	983,812
Murray Energy Corporation Term B Loan
6.25%, 12/05/19	693,000	679,355
National Financial Partners Corporation Term Loan
4.50%, 07/01/20	995,000	991,478
Nautilus Merger Sub, Inc. Term B Loan
4.00%, 03/13/21S	335,625	331,571
Neiman Marcus Group, Ltd. LLC Term Loan
4.25%, 10/25/20	987,525	983,634
NewPage Corporation Term B Loan
9.50%, 02/11/21	685,504	655,945
Nexstar Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	656,030	653,845
North American Lifting Holdings, Inc. Term Loan
5.50%, 11/27/20	493,939	476,651
10.00%, 11/27/21	250,000	232,188
Numericable US LLC Term B-1 Loan
4.50%, 05/21/20	855,702	857,344
Numericable US LLC Term B-2 Loan
4.50%, 05/21/20	740,298	741,720
Orion Engineered Carbons GmbH Term B Loan
5.00%, 07/25/21	796,000	801,309
OXEA S.à r.l. Term Loan
8.25%, 06/06/20	750,000	693,750
Pacific Drilling SA Term B Loan
4.50%, 06/03/18	786,000	649,975
Par Pharmaceutical Cos., Inc. Term B Loan
4.00%, 09/28/19	1,957,217	1,953,244
Performance Food Group, Inc. Term Loan
6.25%, 11/14/19	486,288	486,692
PetSmart, Inc. Term B Loan
5.00%, 03/10/22	1,500,000	1,510,845
Post Holdings, Inc. Term B Loan
0.00%, 06/02/21S	850,000	849,362
Quebecor Media, Inc. Term B-1 Loan
3.25%, 08/17/20	1,733,101	1,708,197
Quintiles Transnational Corporation Term B-3 Loan
3.75%, 06/08/18	1,000,000	1,001,880
RCS Capital Corporation Term Loan
6.50%, 04/29/19	721,875	714,656
Reynolds Group Holdings, Inc. Term B Loan
4.50%, 12/01/18	972,216	975,862
Sabre GLBL, Inc. Term B-2 Loan
4.50%, 02/19/19	985,000	984,754
SAM Finance Lux S.à r.l. Term B Loan
4.25%, 12/17/20@	493,750	494,575
Sandy Creek Energy Associates LP Term B Loan
5.00%-6.25%, 11/08/20	283,736	282,420
Seadrill Operating LP Term B Loan
4.00%, 02/21/21	493,750	390,857
Sedgwick Claims Management Services, Inc. Term Loan
3.75%, 02/28/21	891,000	879,640
6.75%, 02/28/22	500,000	486,250

See Notes to Schedules of Investments.	129

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sequa Corporation Term B Loan
5.25%, 06/19/17	$1,175,621	$1,091,129
Solenis International LP Term Loan
4.25%, 07/31/21	995,000	986,921
Southcross Holdings LP Term Loan
6.00%, 07/29/21	992,500	937,912
Spin Holdco, Inc. Term B Loan
4.25%, 11/08/19@	985,056	980,949
Styrolution Group GmbH Term B1 Loan
6.50%, 09/30/19	798,060	798,060
Tenet Healthcare Corporation Delayed Draw Term DD Loan
4.50%, 03/22/16+	800,000	801,000
TGGT Holdings LLC Term B Loan
7.50%, 11/15/18	458,864	434,200
TI Group Automotive Systems LLC Term B Loan
4.25%, 07/02/21	744,375	743,445
TierPoint LLC Term B Loan
5.25%, 12/02/21	997,500	1,002,488
Time, Inc. Delayed Draw Term B-DD Loan
4.25%, 04/24/21	997,487	994,994
TPF II Power LLC Term B Loan
5.50%, 10/02/21	748,125	756,541
TransUnion LLC Term B Loan
4.00%, 04/09/21	990,000	989,386
Tribune Media Co. Term B Loan
4.00%, 12/27/20	1,152,642	1,152,930
Tribune Publishing Co. Term B Loan
5.75%, 08/04/21	731,250	723,023
Univision Communications, Inc. Term C-4 Loan
4.00%. 03/01/20	997,380	995,066
US LLC 2 Term B Loan
4.00%, 08/06/21	746,250	739,720
Valeant Pharmaceuticals International, Inc. Delayed Draw Term BF2-DD Loan
0.00%, 03/13/22S	715,663	718,668
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
0.00%, 03/13/22S	934,337	938,262
Walter Investment Management Corporation Term Loan
4.75%, 12/18/20	493,750	452,028
West Corporation Term B-10 Loan
3.25%, 06/30/18	639,803	638,203
Westmoreland Coal Co. Term B Loan
7.50%, 12/16/20	448,875	447,753
WideOpenWest Finance LLC Term B Loan
4.75%, 04/01/19	982,456	982,613
WMG Acquisition Corporation Term B Loan
3.75%, 07/01/20	746,212	727,557
0.00%, 07/01/20S	425,000	414,375
Zayo Group LLC Term B Loan
4.00%, 07/02/19	491,170	491,563
Zebra Technologies Corporation Term B Loan
4.75%, 10/27/21	586,364	592,667
Ziggo BV Delayed Draw Term B3-DD Loan
2.75%-3.50%, 01/15/22	509,489	506,091
Ziggo BV Term B-1 Loan
3.25%, 01/15/22	480,723	477,517
Ziggo BV Term B-2 Loan
3.50%, 01/15/22	309,787	307,721

Total Loan Agreements (Cost $117,966,096)		116,792,222

	Shares
MONEY MARKET FUNDS — 7.8%
GuideStone Money Market Fund (Investor Class)¥	9,671,131	9,671,131
Northern Institutional Liquid Assets Portfolio§	987,355	987,355

Total Money Market Funds (Cost $10,658,486)		10,658,486

TOTAL INVESTMENTS — 101.2% (Cost $139,783,936)		138,620,788

Liabilities in Excess of Other Assets — (1.2)%		(1,615,811)

NET ASSETS — 100.0%		$137,004,977

130	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$11,170,080	$—	$11,170,080	$—
Loan Agreements	116,792,222	—	110,833,723	5,958,499
Money Market Funds	10,658,486	10,658,486	—	—

Total Assets — Investments in Securities	$138,620,788	$10,658,486	$122,003,803	$5,958,499

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Loan Agreements
Balance, 12/31/14	$11,263,387	$11,263,387
Accrued discounts/premiums	3,395	3,395
Realized gain (loss)	(40,118)	(40,118)
Change in unrealized appreciation (depreciation)	214,565	214,565
Purchases	2,263,326	2,263,326
Sales	(1,129,698)	(1,129,698)
Transfers in to Level 3(1)	798,060	798,060
Transfers out of Level 3(2)	(7,414,418)	(7,414,418)
Maturities	—	—
Paydowns	—	—

Balance, 03/31/15	$5,958,499	$5,958,499

(1)

Transfers in to Level 3 represent the value of securities at March 31, 2015 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at March 31, 2015 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	131

REAL ASSETS FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	623,025	$623,025
GuideStone Inflation Protected Bond Fund (Investor Class)¥	1,640,547	16,979,657
GuideStone Flexible Income Fund (Investor Class)¥	885,128	8,745,060
GuideStone Real Estate Securities Fund (Investor Class)¥	718,400	7,672,507
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,188,109	8,993,983
Credit Suisse Commodity Return Strategy Fund*	1,585,147	8,956,081

Total Mutual Funds (Cost $56,845,367)		51,970,313

TOTAL INVESTMENTS — 100.0% (Cost $56,845,367)		51,970,313
Liabilities in Excess of Other Assets — 0.0%		(12,392)

NET ASSETS — 100.0%		$51,957,921

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$51,970,313	$51,970,313	$—	$—

Total Assets — Investments in Securities	$51,970,313	$51,970,313	$—	$—

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

132	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 52.1%
Financial Services — 52.1%
Alexandria Real Estate Equities, Inc. REITΔ	15,610	$1,530,404
American Campus Communities, Inc. REITΔ	27,991	1,199,974
American Realty Capital Properties, Inc. REITΔ	166,375	1,638,794
American Residential Properties, Inc. REIT*	32,087	577,245
Apartment Investment & Management Co. Class A REITΔ	34,170	1,344,931
Associated Estates Realty Corporation REITΔ	24,654	608,461
AvalonBay Communities, Inc. REITΔ	19,527	3,402,580
BioMed Realty Trust, Inc. REIT	59,985	1,359,260
Boston Properties, Inc. REIT	30,352	4,263,849
Brandywine Realty Trust REITΔ	70,522	1,126,941
Camden Property Trust REITΔ	20,513	1,602,681
Chesapeake Lodging Trust REIT	7,707	260,728
Corporate Office Properties Trust REIT	67,993	1,997,634
CubeSmart REIT	82,558	1,993,776
DDR Corporation REITΔ	116,493	2,169,100
DiamondRock Hospitality Co. REITΔ	105,226	1,486,843
Douglas Emmett, Inc. REIT	13,898	414,299
Duke Realty Corporation REITΔ	157,487	3,428,492
DuPont Fabros Technology, Inc. REITΔ	40,795	1,333,181
Education Realty Trust, Inc. REITΔ	42,808	1,514,547
Equinix, Inc. REIT	3,475	809,154
Equity Commonwealth REIT*	64,010	1,699,465
Equity One, Inc. REIT	75,707	2,020,620
Equity Residential REIT	93,381	7,270,645
Essex Property Trust, Inc. REITΔ	22,017	5,061,708
Extra Space Storage, Inc. REIT	33,913	2,291,501
Federal Realty Investment Trust REITΔ	19,497	2,870,153
General Growth Properties, Inc. REITΔ	103,466	3,057,420
Health Care REIT, Inc.	42,085	3,255,696
Healthcare Realty Trust, Inc. REIT	20,055	557,128
Healthcare Trust of America, Inc. Class A REITΔ	41,488	1,155,856
Host Hotels & Resorts, Inc. REITΔ	56,972	1,149,695
Hudson Pacific Properties, Inc. REITΔ	83,528	2,772,294
Kimco Realty Corporation REITΔ	115,975	3,113,929
Kite Realty Group Trust REITΔ	72,263	2,035,649
Lexington Realty Trust REITΔ	23,648	232,460
Liberty Property Trust REIT	1,266	45,196
LTC Properties, Inc. REITΔ	21,619	994,474
Macerich Co. (The) REITΔ	42,932	3,620,455
Paramount Group, Inc.Δ	106,411	2,053,732
Pebblebrook Hotel Trust REITΔ	56,824	2,646,294
Pennsylvania Real Estate Investment Trust REITΔ	34,508	801,621
Physicians Realty Trust REITΔ	124,977	2,200,845
Prologis, Inc. REITΔ	180,287	7,853,302
Public Storage REITΔ	21,664	4,270,841
QTS Realty Trust, Inc. Class A REITΔ	43,446	1,581,869
Regency Centers Corporation REIT	18,834	1,281,465
RLJ Lodging Trust REIT	36,694	1,148,889
Simon Property Group, Inc. REITΔ	75,060	14,684,738
SL Green Realty Corporation REITΔ	18,961	2,434,213
Sovran Self Storage, Inc. REIT	6,830	641,610
Spirit Realty Capital, Inc. REIT	360,787	4,358,307
Strategic Hotels & Resorts, Inc. REIT*	122,693	1,525,074
Sunstone Hotel Investors, Inc. REITΔ	172,640	2,877,909
Tanger Factory Outlet Centers, Inc. REITΔ	23,575	829,133
Taubman Centers, Inc. REIT	19,060	1,470,098
UDR, Inc. REITΔ	60,822	2,069,773
Ventas, Inc. REITΔ	137,883	10,068,217
Vornado Realty Trust REITΔ	37,179	4,164,048

		146,229,196

Total Common Stocks (Cost $135,311,176)		146,229,196

FOREIGN COMMON STOCKS — 45.5%
Australia — 5.7%
Dexus Property Group REIT	106,084	612,455
Federation Centres REIT	768,114	1,778,501
Goodman Group REIT	534,270	2,583,981
GPT Group REIT	337,779	1,175,720
Ingenia Communities Group REIT	1,452,055	436,853
Investa Office Fund REIT	16,014	47,568
Mirvac Group REIT	438,973	672,030
Novion Property Group REIT	211,986	405,262
Scentre Group REIT	449,836	1,281,388
Stockland REIT	741,303	2,540,757
Westfield Corporation REIT	600,687	4,369,246

		15,903,761

Belgium — 0.2%
Befimmo SA REIT	7,659	520,471

Bermuda — 0.1%
Kerry Properties, Ltd.	93,000	323,289

Canada — 1.9%
Allied Properties Real Estate Investment Trust REIT	54,265	1,725,786
Calloway Real Estate Investment Trust REIT	30,728	706,000
Canadian Apartment Properties REIT	13,064	301,187
Chartwell Retirement Residences REIT	117,855	1,150,123
First Capital Realty, Inc.	35,940	559,864
RioCan Real Estate Investment Trust REIT	34,755	794,957

		5,237,917

China — 0.1%
China Vanke Co., Ltd. Class H*	145,812	346,068

See Notes to Schedules of Investments.	133

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Finland — 0.3%
Citycon OYJ*	310,000	$1,007,978

France — 3.9%
Gecina SA REIT	15,400	2,083,923
ICADE REIT	4,712	425,895
Klepierre REIT	70,330	3,455,171
Mercialys SA REIT	12,097	307,426
Societe Fonciere Lyonnaise SA REIT	4,500	213,866
Unibail-Rodamco SE REIT	16,177	4,366,826

		10,853,107

Germany — 2.5%
Deutsche Annington Immobilien SE	103,101	3,480,970
Deutsche Wohnen AG	93,531	2,397,560
LEG Immobilien AG*	6,641	527,484
TLG Immobilien AG*	33,386	524,293

		6,930,307

Guernsey — 0.1%
NewRiver Retail, Ltd. REIT	88,000	402,059

Hong Kong — 6.4%
China Overseas Land & Investment, Ltd.	79,583	257,145
China Resources Land, Ltd.	138,000	389,828
CK Hutchison Holdings, Ltd.	24,094	493,525
Hang Lung Properties, Ltd.	304,000	854,830
Hongkong Land Holdings, Ltd.	317,974	2,359,367
Link REIT (The)	366,348	2,258,768
New World Development Co., Ltd.	2,290,267	2,655,802
Shimao Property Holdings, Ltd.	66,000	138,765
Sino Land Co., Ltd.	478,000	779,336
Sun Hung Kai Properties, Ltd.	342,786	5,288,154
Swire Properties, Ltd.	437,508	1,424,942
Wharf Holdings, Ltd. (The)	152,000	1,061,676

		17,962,138

Ireland — 0.2%
Hibernia REIT PLC	480,000	603,858

Italy — 0.3%
Beni Stabili SpA REITΔ	935,981	734,679

Japan — 12.1%
Aeon Mall Co., Ltd.	60,700	1,204,536
Daibiru Corporation	23,800	246,067
Daiwa House REIT Investment CorporationΔ	91	399,099
Frontier Real Estate Investment Corporation REIT	94	447,526
Global One Real Estate Investment Corporation REIT	159	548,847
Hulic Reit, Inc. REIT	242	372,277
Industrial & Infrastructure Fund Investment Corporation REIT	152	708,450
Invesco Office J-Reit, Inc. REITΔ	623	611,390
Japan Logistics Fund, Inc. REIT	238	494,713
Japan Real Estate Investment Corporation REIT	337	1,587,568
Japan Retail Fund Investment Corporation REIT	666	1,324,948
Kenedix Office Investment Corporation REIT	131	718,706
Kenedix Residential Investment Corporation REITΔ	159	493,830
Kenedix Retail REIT Corporation*	105	243,644
Mitsubishi Estate Co., Ltd.	282,502	6,564,665
Mitsui Fudosan Co., Ltd.	225,985	6,650,386
Mori Hills REIT Investment Corporation	487	687,448
Nippon Accommodations Fund, Inc. REIT	194	737,600
Nippon Building Fund, Inc. REIT	145	713,303
Nippon Prologis REIT, Inc.	370	815,675
Nomura Real Estate Office Fund, Inc. REIT	196	952,749
NTT Urban Development Corporation	112,100	1,123,477
Premier Investment Corporation REIT	143	823,888
Sekisui House Reit, Inc. REITΔ*	394	455,317
Sumitomo Realty & Development Co., Ltd.	66,434	2,395,413
Tokyo Tatemono Co., Ltd.	273,000	2,003,085
Top REIT, Inc.	151	628,878

		33,953,485

Jersey — 0.3%
LXB Retail Properties PLC*	375,000	742,624

Netherlands — 0.3%
Wereldhave NV REIT	14,500	974,441

Singapore — 3.1%
Ascendas Real Estate Investment Trust REIT	526,500	993,649
CapitaCommercial Trust REIT	885,125	1,138,373
CapitaLand, Ltd.	776,254	2,024,986
CapitaMall Trust REIT	153,000	245,273
City Developments, Ltd.	98,400	721,320
Fortune Real Estate Investment Trust REIT	492,658	522,992
Frasers Centrepoint Trust REIT	410,087	603,618
Global Logistic Properties, Ltd.	668,900	1,291,642
Mapletree Industrial Trust REITΔ	518,200	596,609
Suntec Real Estate Investment Trust REIT	156,800	211,946
UOL Group, Ltd.	41,900	233,261
Wing Tai Holdings, Ltd.Δ	60,800	85,063

		8,668,732

Spain — 0.4%
Inmobiliaria Colonial SA*	608,962	411,204
Lar Espana Real Estate Socimi SA*	63,000	726,856

		1,138,060

Sweden — 1.5%
Castellum AB	27,000	408,504
Fabege ABΔ	126,401	1,817,019
Hemfosa Fastigheter AB*	27,902	638,249
Hufvudstaden AB Class AΔ	55,500	762,371
Kungsleden AB	89,500	693,686

		4,319,829

Switzerland — 0.3%
PSP Swiss Property AGΔ*	10,250	966,673

134	See Notes to Schedules of Investments.

	Shares	Value
United Kingdom — 5.8%
Big Yellow Group PLC REIT	42,968	$412,706
British Land Co. PLC (The) REIT	343,699	4,244,424
Capital & Counties Properties PLC	135,000	802,634
Derwent London PLC REIT	15,767	800,828
Great Portland Estates PLC REIT	163,000	1,962,151
Hammerson PLC REIT	278,933	2,751,552
Land Securities Group PLC REIT	158,673	2,949,241
Quintain Estates & Development PLC*	501,000	702,305
ST Modwen Properties PLC	71,000	468,046
Unite Group PLC	77,000	668,766
Workspace Group PLC REIT	40,195	509,495

		16,272,148

Total Foreign Common Stocks (Cost $127,273,205)		127,861,624

WARRANT — 0.0%
Sun Hung Kai Properties, Ltd.* (Cost $0)	18,583	53,812

MONEY MARKET FUNDS — 18.7%
GuideStone Money Market Fund (Investor Class)¥	5,341,682	5,341,682
Northern Institutional Liquid Assets Portfolio§	47,204,473	47,204,473

Total Money Market Funds (Cost $52,546,154)		52,546,155

TOTAL INVESTMENTS — 116.3% (Cost $315,130,535)		326,690,787
Liabilities in Excess of Other Assets — (16.3)%		(45,700,691)

NET ASSETS — 100.0%		$280,990,096

See Notes to Schedules of Investments.	135

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$146,229,196	$146,229,196	$—	$—
Foreign Common Stocks:
Australia	15,903,761	15,903,761	—	—
Belgium	520,471	520,471	—	—
Bermuda	323,289	323,289	—	—
Canada	5,237,917	5,237,917	—	—
China	346,068	346,068	—	—
Finland	1,007,978	1,007,978	—	—
France	10,853,107	10,853,107	—	—
Germany	6,930,307	6,930,307	—	—
Guernsey	402,059	402,059	—	—
Hong Kong	17,962,138	17,962,138	—	—
Ireland	603,858	603,858	—	—
Italy	734,679	734,679	—	—
Japan	33,953,485	33,953,485	—	—
Jersey	742,624	742,624	—	—
Netherlands	974,441	974,441	—	—
Singapore	8,668,732	8,668,732	—	—
Spain	1,138,060	1,138,060	—	—
Sweden	4,319,829	4,319,829	—	—
Switzerland	966,673	966,673	—	—
United Kingdom	16,272,148	16,272,148	—	—
Money Market Funds	52,546,155	52,546,155	—	—
Warrant	53,812	53,812	—	—

Total Assets — Investments in Securities	$326,690,787	$326,690,787	$—	$—

Other Financial Instruments***
Futures Contracts	$58,285	$58,285	$—	$—

Total Assets — Other Financial Instruments	$58,285	$58,285	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2014 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2015 is $102,295,011.

136	See Notes to Schedules of Investments.

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 35.3%
Energy — 30.5%
Antero Resources CorporationΔ*	273,847	$9,672,276
Cabot Oil & Gas CorporationΔ	355,312	10,492,363
Concho Resources, Inc.Δ*	82,225	9,531,522
Denbury Resources, Inc.Δ	754,050	5,497,024
EOG Resources, Inc.	82,398	7,555,073
Laredo Petroleum, Inc.Δ*	855,987	11,162,070
Noble Energy, Inc.	203,093	9,931,248
Range Resources CorporationΔ	205,873	10,713,631
Rosetta Resources, Inc.Δ*	412,683	7,023,865
Southwestern Energy Co.Δ*	195,020	4,522,514

		86,101,586

Materials & Processing — 4.6%
Mosaic Co. (The)	200,630	9,241,018
Royal Gold, Inc.Δ	57,000	3,597,270

		12,838,288

Utilities — 0.2%
Calpine Corporation*	29,503	674,733

Total Common Stocks (Cost $122,379,287)		99,614,607

FOREIGN COMMON STOCKS — 59.9%
Australia — 6.6%
Evolution Mining, Ltd.	1,081,000	703,958
Gold Road Resources, Ltd. Δ*	3,362,538	896,376
Gryphon Minerals, Ltd.Δ*	1,176,000	58,220
Iluka Resources, Ltd.Δ	1,446,256	9,363,085
Mineral Resources, Ltd.Δ	1,065,923	5,480,050
Newcrest Mining, Ltd.*	222,000	2,260,681

		18,762,370

Bermuda — 2.8%
Continental Gold, Ltd.Δ*	393,000	598,863
Kosmos Energy, Ltd.*	924,810	7,315,247

		7,914,110

Canada — 42.1%
Agnico Eagle Mines, Ltd.Δ	150,800	4,203,867
Alamos Gold, Inc.Δ	239,000	1,400,371
Argonaut Gold, Inc.Δ*	606,000	842,099
Asanko Gold, Inc.Δ*	411,000	590,734
AuRico Gold, Inc.Δ	723,000	2,002,710
B2Gold CorporationΔ*	2,781,191	4,185,464
Bear Creek Mining CorporationΔ*	352,100	325,259
Belo Sun Mining CorporationΔ*	348,000	54,952
Castle Mountain Mining Co., Ltd.*	260,000	72,875
Corvus Gold, Inc.Δ*	280,000	155,111
Eastmain Resources, Inc.*	259,000	108,381
Eldorado Gold CorporationΔ	817,000	3,750,030
First Quantum Minerals, Ltd.	1,421,940	17,233,255
Fortuna Silver Mines, Inc.Δ*	102,000	391,680
Franco-Nevada CorporationΔ	69,000	3,349,260
Gold Canyon Resources, Inc.*	252,000	42,778
Goldcorp, Inc.	568,109	10,294,135
Guyana Goldfields, Inc.Δ*	415,000	966,602
HudBay Minerals, Inc.Δ	657,140	5,375,405
Integra Gold Corporation*	605,100	152,882
Klondex Mines, Ltd.Δ*	462,000	955,699
Lundin Gold, Inc.*	67,000	200,490
MAG Silver CorporationΔ*	60,000	369,000
New Gold, Inc.Δ*	741,873	2,513,680
NOVAGOLD Resources, Inc.Δ*	175,000	518,000
Orezone Gold Corporation*	1,354,400	465,172
Osisko Gold Royalties, Ltd.	111,700	1,476,340
Painted Pony Petroleum, Ltd.*	434,830	2,032,445
Peyto Exploration & Development CorporationΔ	358,088	9,601,412
Premier Gold Mines, Ltd.*	304,000	588,054
Pretium Resources, Inc.Δ*	147,000	740,635
Primero Mining CorporationΔ*	211,000	723,730
Rio Alto Mining, Ltd.*	827,675	2,038,882
Romarco Minerals, Inc.Δ*	991,000	336,449
Roxgold, Inc.*	940,800	415,971
Rubicon Minerals CorporationΔ*	505,000	477,017
Sabina Gold & Silver CorporationΔ*	486,000	132,383
SEMAFO, Inc.*	539,000	1,625,660
Silver Wheaton CorporationΔ	156,000	2,967,120
Sulliden Mining Capital, Inc.*	44,700	8,823
Tahoe Resources, Inc.	198,600	2,176,438
Timmins Gold Corporation*	705,962	484,929
Torex Gold Resources, Inc.Δ*	1,309,000	1,085,192
Tourmaline Oil Corporation*	323,859	9,801,047
Turquoise Hill Resources, Ltd.Δ*	6,438,558	20,088,301
Yamana Gold, Inc.Δ	456,562	1,637,848

		118,958,567

Chile — 4.1%
Sociedad Quimica y Minera de Chile SA ADRΔ	627,919	11,459,522

Jersey — 1.5%
Lydian International, Ltd.Δ*	637,000	246,441
Randgold Resources, Ltd. ADRΔ	57,000	3,948,390

		4,194,831

South Africa — 0.1%
Gold Fields, Ltd. ADR	76,000	304,760

United Kingdom — 2.7%
Amara Mining PLCΔ*	1,227,600	254,942
Fresnillo PLC	111,000	1,123,781
Ophir Energy PLC*	3,150,412	6,299,606

		7,678,329

Total Foreign Common Stocks (Cost $215,689,475)		169,272,489

MONEY MARKET FUNDS — 43.7%
GuideStone Money Market Fund (Investor Class)¥	13,022,358	13,022,358
Northern Institutional Liquid Assets Portfolio§	110,282,216	110,282,216

Total Money Market Funds (Cost $123,304,573)		123,304,574

TOTAL INVESTMENTS — 138.9% (Cost $461,373,335)		392,191,670

Liabilities in Excess of Other Assets — (38.9)%		(109,826,024)

NET ASSETS — 100.0%		$282,365,646

See Notes to Schedules of Investments.	137

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$99,614,607	$99,614,607	$—	$—
Foreign Common Stocks:
Australia	18,762,370	18,762,370	—	—
Bermuda	7,914,110	7,914,110	—	—
Canada	118,958,567	118,958,567	—	—
Chile	11,459,522	11,459,522	—	—
Jersey	4,194,831	4,194,831	—	—
South Africa	304,760	304,760	—	—
United Kingdom	7,678,329	7,678,329	—	—
Money Market Funds	123,304,574	123,304,574	—	—

Total Assets — Investments in Securities	$392,191,670	$392,191,670	$—	$—

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2014 that are now being fair valued. The value of the securities that were transferred to Level 1 as of March 31, 2015 is $26,440,699.

138	See Notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The valuation committee is comprised of individuals from GuideStone Capital Management (“GSCM” or “Adviser”) and BNY Mellon Investment Servicing (US) Inc. who previously have been identified to the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Date Target, Asset Allocation and Real Assets Funds value their investments in the underlying Select Funds and the Credit Suisse Commodity Return Strategy Fund daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds, Credit Suisse Commodity Return Strategy Fund and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” management has not presented quantitative disclosures as the securities which are advisor priced or valued by the valuation committee are immaterial. Additionally, there have been no adjustments to prices received from third parties as of March 31, 2015.

a. Fixed Income Securities

The Fixed Income Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended March 31, 2015, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds, Small Cap Equity Fund and the Flexible Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower.

d. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

f. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Fixed Income Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At March 31, 2015, the value of securities sold short in the Medium-Duration Bond and International Equity Funds amounted to $9,000,631 and $105,116,594, respectively.

g. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from synthetic convertible instruments will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENT

The Funds may engage in various portfolio strategies to seek to increase their returns by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Foreign Currency Options and Futures — The Fixed Income Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Fixed Income Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Fixed Income Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2015, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

up-front payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Any up-front payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by up-front payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS agreements on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

CDS agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS agreements with standardized terms including a fixed spread and standard maturity dates. An index CDS agreement references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a CDS agreement on indices which is less expensive than it would be to buy many CDS agreements to achieve a similar effect. CDS agreements on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, up-front payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract.

The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of March 31, 2015, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $0 and $6,926,000, respectively, and the sellers (“providing protection”) on a total notional amount of $5,067,386 and $23,800,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$—	$—	$(3,715)	$—	$(3,715)
Maximum potential amount of future payments	—	—	5,067,386	—	5,067,386
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$136,653	$(16,707)	$285,743	$—	$405,689
Maximum potential amount of future payments	3,000,000	1,000,000	19,800,000	—	23,800,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At March 31, 2015, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$5,067,386	$5,067,386
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$—	$—	$5,067,386	$5,067,386

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$20,500,000	$—	$—	$20,500,000
101 - 250	—	—	3,300,000	—	—	3,300,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$23,800,000	$—	$—	$23,800,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$1,293	$—	$—	$—	$1,293

MyDestination 2015
Futures	$55,674	$32,969	$—	$—	$22,705

MyDestination 2025
Futures	$81,186	$30,875	$—	$—	$50,311

MyDestination 2035
Futures	$55,926	$14,203	$—	$—	$41,723

MyDestination 2045
Futures	$36,653	$3,156	$—	$—	$33,497

MyDestination 2055
Futures	$1,078	$—	$—	$—	$1,078

Conservative Allocation
Futures	$6,547	$7,516	$—	$—	$(969)

Balanced Allocation
Futures	$203,426	$117,432	$—	$—	$85,994

Growth Allocation
Futures	$135,031	$45,684	$—	$—	$89,347

Aggressive Allocation
Futures	$106,582	$—	$—	$—	$106,582

Conservative Allocation I
Futures	$430	$—	$—	$—	$430

Balanced Allocation I
Futures	$50,369	$30,944	$—	$—	$19,425

Growth Allocation I
Futures	$32,351	$10,124	$—	$—	$22,227

	Asset Derivative Value
Fund	Total Value at 03/31/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation I
Futures	$23,250	$—	$—	$—	$23,250

Low-Duration Bond
Forwards	$1,827,518	$—	$1,827,518	$—	$—
Futures	1,023,576	1,023,576	—	—	—
Purchased Options	553,840	553,840	—	—	—
Swaps	13,336	—	—	13,336	—

Totals	$3,418,270	$1,577,416	$1,827,518	$13,336	$—

Medium-Duration Bond
Forwards	$3,106,622	$—	$3,106,622	$—	$—
Futures	1,374,929	1,374,929	—	—	—
Purchased Options	78,308	78,308	—	—	—
Swaps	1,071,550	850,388	—	221,162	—

Totals	$5,631,409	$2,303,625	$3,106,622	$221,162	$—

Global Bond Fund
Forwards	$2,377,353	$—	$2,377,353	$—	$—
Futures	367,126	367,126	—	—	—

Totals	$2,744,479	$367,126	$2,377,353	$—	$—

Defensive Market Strategies
Forwards	$83,566	$—	$83,566	$—	$—
Futures	(34,460)	—	—	—	(34,460)

Totals	$49,106	$—	$83,566	$—	$(34,460)

Equity Index
Futures	$26,298	$—	$—	$—	$26,298

Value Equity
Futures	$88,096	$—	$—	$—	$88,096

Growth Equity Fund
Futures	$(72,909)	$—	$—	$—	$(72,909)

Small Cap Equity
Futures	$295,531	$—	$—	$—	$295,531

International Equity
Forwards	$5,162,109	$—	$5,162,109	$—	$—
Futures	795,676	—	—	—	795,676

Totals	$5,957,785	$—	$5,162,109	$—	$795,676

Emerging Markets Equity
Forwards	$628,909	$—	$628,909	$—	$—
Futures	751,981	—	—	—	751,981
Swaps	13,173	—	—	—	13,173

Totals	$1,394,063	$—	$628,909	$—	$765,154

Inflation Protected Bond
Forwards	$967,768	$—	$967,768	$—	$—
Futures	332,196	249,351	—	—	82,845
Purchased Options	319,294	(8,051)	327,345	—	—

Totals	$1,619,258	$241,300	$1,295,113	$—	$82,845

Real Estate Securities
Futures	$58,285	$—	$—	$—	$58,285

	Liability Derivative Value
Fund	Total Value at 03/31/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$588,501	$—	$588,501	$—	$—
Futures	174,975	174,975	—	—	—
Swaps	560,893	560,893	—	—	—
Written Options	1,531,557	1,531,557	—	—	—

Totals	$2,855,926	$2,267,425	$588,501	$—	$—

Medium-Duration Bond
Forwards	$1,547,533	$—	$1,547,533	$—	$—
Futures	2,262,686	2,274,510	(11,824)	—	—
Swaps	8,249,877	7,724,713	—	525,164	—
Written Options	228,996	220,677	8,319	—	—

Totals	$12,289,092	$10,219,900	$1,544,028	$525,164	$—

Global Bond Fund
Forwards	$431,527	$—	$431,527	$—	$—
Futures	106,143	106,143	—	—	—

Totals	$537,670	$106,143	$431,527	$—	$—

Defensive Market Strategies
Forwards	$1	$—	$1	$—	$—
Written Options	635,970	—	—	—	635,970

Totals	$635,971	$—	$1	$—	$635,970

International Equity
Forwards	$2,184,077	$—	$2,184,077	$—	$—
Futures	(104,214)	—	—	—	(104,214)

Totals	$2,079,863	$—	$2,184,077	$—	$(104,214)

Emerging Markets Equity
Forwards	$683,926	$—	$683,926	$—	$—
Futures	(31,806)	—	—	—	(31,806)

Totals	$652,120	$—	$683,926	$—	$(31,806)

Inflation Protected Bond
Forwards	$18,762	$—	$18,762	$—	$—
Futures	624,852	624,852	—	—	—
Written Options	203,760	1,038	202,722	—	—

Totals	$847,374	$625,890	$221,484	$—	$—

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2015. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$586,794	$—	$—
MyDestination 2015	—	6,196,920	—	—
MyDestination 2025	—	10,004,890	—	—
MyDestination 2035	—	7,796,283	—	—
MyDestination 2045	—	5,370,935	—	—
MyDestination 2055	—	502,489	—	—
Conservative Allocation	—	3,537,837	—	—
Balanced Allocation	—	24,714,423	—	—
Growth Allocation	—	20,208,448	—	—
Aggressive Allocation	—	16,461,766	—	—
Conservative Allocation I	—	225,632	—	—
Balanced Allocation I	—	5,779,848	—	—
Growth Allocation I	—	4,474,496	—	—
Aggressive Allocation I	—	3,279,073	—	—
Low-Duration Bond	30,670,172	545,897,479	721,226	196,867,386
Medium-Duration Bond	39,517,791	337,180,172	715,879	5,129,620,000
Global Bond	27,009,785	44,066,069	33,706	—
Defensive Market Strategies	1,597,076	23,981,591	—	—
Equity Index	—	17,218,505	—	—
Value Equity	—	41,451,013	—	—
Growth Equity	—	60,843,307	—	—
Small Cap Equity	—	16,034,591	—	—
International Equity	293,805,396	115,015,344	—	—
Emerging Markets Equity	112,347,903	42,416,442	—	—
Inflation Protected Bond	24,389,753	69,930,010	513,230	—
Real Estate Securities	—	7,284,618	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$62,570,748	$246,597,702	$1,533,985	$—
Medium-Duration Bond	92,420,957	277,681,349	957,580	2,855,709,750
Global Bond	52,855,192	12,568,683	—	—
Defensive Market Strategies	10,223,299	—	691,521	—
International Equity	273,782,715	11,855,889	—	—
Emerging Markets Equity	103,051,122	6,785,204	—	1,107,164
Inflation Protected Bond	44,609,002	180,697,559	266,155	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At March 31, 2015, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$99,256,748	$14,966,420	$86,533,730	$101,500,150
Medium-Duration Bond	111,049,460	40,839,470	72,296,530	113,136,000
Extended-Duration Bond	58,048,217	28,990,507	30,132,448	59,122,955
Global Bond	55,992,673	931,473	56,429,616	57,361,089
Defensive Market Strategies	78,506,774	467,429	79,999,759	80,467,188
Equity Index	38,467,337	867,122	38,733,510	39,600,632
Value Equity	144,985,575	3,887,132	143,685,644	147,572,776
Growth Equity	210,060,197	3,123,521	212,991,622	216,115,143
Small Cap Equity	207,323,248	2,777,757	211,188,170	213,965,927
International Equity	111,014,170	31,498,299	86,399,185	117,897,484
Emerging Markets Equity	24,541,934	806,034	24,917,512	25,723,546
Flexible Income	949,188	—	987,355	987,355
Real Estate Securities	47,923,193	2,666,043	47,204,473	49,870,516
Global Natural Resources Equity	115,544,822	9,405,474	110,282,216	119,687,690

4. FINANCIAL FUTURES CONTRACTS

Investments as of March 31, 2015, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	06/2015	6	$618,240	GSC	$1,293

MyDestination 2015 Fund
10-Year U.S. Treasury Note	06/2015	20	$2,578,125	GSC	$32,969
MSCI EAFE Index E-Mini	06/2015	14	1,280,930	GSC	10,700
MSCI Emerging Markets E-Mini	06/2015	4	194,480	GSC	6,615
S&P 500® E-Mini	06/2015	25	2,576,000	GSC	5,390

			$6,629,535		$55,674

MyDestination 2025 Fund
10-Year U.S. Treasury Note	06/2015	20	$2,578,125	GSC	$30,875
MSCI EAFE Index E-Mini	06/2015	27	2,470,365	GSC	20,670
MSCI Emerging Markets E-Mini	06/2015	12	583,440	GSC	19,290
S&P 500® E-Mini	06/2015	47	4,842,880	GSC	10,351

			$10,474,810		$81,186

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2035 Fund
10-Year U.S. Treasury Note	06/2015	9	$1,160,156	GSC	$14,203
MSCI EAFE Index E-Mini	06/2015	22	2,012,890	GSC	16,780
MSCI Emerging Markets E-Mini	06/2015	10	486,200	GSC	16,150
S&P 500® E-Mini	06/2015	40	4,121,600	GSC	8,793

			$7,780,846		$55,926

MyDestination 2045 Fund
10-Year U.S. Treasury Note	06/2015	2	$257,813	GSC	$3,156
MSCI EAFE Index E-Mini	06/2015	19	1,738,405	GSC	14,530
MSCI Emerging Markets E-Mini	06/2015	10	486,200	GSC	16,150
S&P 500® E-Mini	06/2015	27	2,782,080	GSC	2,817

			$5,264,498		$36,653

MyDestination 2055 Fund
S&P 500® E-Mini		5	$515,200	GSC	$1,078

Conservative Allocation Fund
2-Year U.S. Treasury Note	06/2015	12	$2,629,875	GSC	$7,516
MSCI EAFE Index E-Mini	06/2015	3	274,485	GSC	2,250
MSCI Emerging Markets E-Mini	06/2015	1	48,620	GSC	1,490
S&P 500® E-Mini	06/2015	6	618,240	GSC	(4,709)

			$3,571,220		$6,547

Balanced Allocation Fund
10-Year U.S. Treasury Note	06/2015	15	$1,933,594	GSC	$23,672
5-Year U.S. Treasury Note	06/2015	45	5,409,492	GSC	49,023
Long U.S. Treasury Bond	06/2015	13	2,130,375	GSC	44,737
MSCI EAFE Index E-Mini	06/2015	45	4,117,275	GSC	34,470
MSCI Emerging Markets E-Mini	06/2015	23	1,118,260	GSC	36,650
S&P 500® E-Mini	06/2015	69	7,109,760	GSC	14,874

			$21,818,756		$203,426

Growth Allocation Fund
10-Year U.S. Treasury Note	06/2015	7	$902,344	GSC	$11,047
5-Year U.S. Treasury Note	06/2015	16	1,923,375	GSC	17,430
Long U.S. Treasury Bond	06/2015	5	819,375	GSC	17,207
MSCI EAFE Index E-Mini	06/2015	46	4,208,770	GSC	35,020
MSCI Emerging Markets E-Mini	06/2015	23	1,118,260	GSC	36,650
S&P 500® E-Mini	06/2015	82	8,449,280	GSC	17,677

			$17,421,404		$135,031

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	06/2015	55	$5,032,225	GSC	$41,899
MSCI Emerging Markets E-Mini	06/2015	28	1,361,360	GSC	44,205
S&P 500® E-Mini	06/2015	95	9,788,800	GSC	20,478

			$16,182,385		$106,582

Conservative Allocation Fund I
S&P 500® E-Mini	06/2015	2	$206,080	GSC	$430

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Balanced Allocation Fund I
10-Year U.S. Treasury Note	06/2015	5	$644,531	GSC	$7,891
5-Year U.S. Treasury Note	06/2015	10	1,202,110	GSC	12,729
Long U.S. Treasury Bond	06/2015	3	491,625	GSC	10,324
MSCI EAFE Index E-Mini	06/2015	9	823,455	GSC	6,810
MSCI Emerging Markets E-Mini	06/2015	5	243,100	GSC	8,735
S&P 500® E-Mini	06/2015	18	1,854,720	GSC	3,880

			$5,259,541		$50,369

Growth Allocation Fund I
10-Year U.S. Treasury Note	06/2015	1	$128,906	GSC	$1,578
5-Year U.S. Treasury Note	06/2015	4	480,844	GSC	4,358
Long U.S. Treasury Bond	06/2015	1	163,875	GSC	4,188
MSCI EAFE Index E-Mini	06/2015	12	1,097,940	GSC	9,180
MSCI Emerging Markets E-Mini	06/2015	5	243,100	GSC	8,735
S&P 500® E-Mini	06/2015	20	2,060,800	GSC	4,312

			$4,175,465		$32,351

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	06/2015	11	$1,006,445	GSC	$8,390
MSCI Emerging Markets E-Mini	06/2015	5	243,100	GSC	8,735
S&P 500® E-Mini	06/2015	21	2,163,840	GSC	6,125

			$3,413,385		$23,250

Low-Duration Bond Fund
10-Year U.S. Treasury Note	06/2015	(31)	$(3,996,094)	UBS	$(40,963)
2-Year U.S. Treasury Note	06/2015	1,033	226,388,406	CITI	774,468
2-Year U.S. Treasury Note	06/2015	428	93,798,875	UBS	207,654
2-Year U.S. Treasury Note	06/2015	48	10,519,500	MSCS	29,098
5-Year U.S. Treasury Note	06/2015	(21)	(2,524,430)	CITI	(29,556)
5-Year U.S. Treasury Note	06/2015	(149)	(17,911,430)	UBS	(135,121)
90-Day Euro	06/2015	81	9,687,130	UBS	(456)
90-Day Euro	06/2015	(108)	(26,910,900)	UBS	(17,697)
90-Day Euro	09/2015	54	13,435,200	UBS	12,812
90-Day Euro	09/2017	(30)	(5,484,845)	JPM	6,086
90-Day Euro	09/2017	(152)	(27,789,884)	UBS	19,560
90-Day Euro	12/2017	(82)	(14,978,227)	UBS	22,716

			$254,233,301		$848,601

Medium-Duration Bond Fund
5-Year U.S. Treasury Note	06/2015	49	$5,890,336	CITI	$64,227
90-Day Euro	06/2015	(68)	(16,943,900)	DEUT	(926)
Ultra Long U.S. Treasury Bond	06/2015	(12)	(2,038,500)	CITI	(7,390)
10-Year U.S. Treasury Note	06/2015	736	94,875,000	DEUT	635,003
Long U.S. Treasury Bond	06/2015	12	1,966,500	DEUT	6,500
10-Year U.S. Treasury Note	06/2015	(123)	(15,855,469)	GSC	(67,947)
10-Year U.S. Treasury Note	06/2015	(125)	(16,113,281)	CITI	(127,559)
2-Year U.S. Treasury Note	06/2015	166	36,379,937	CITI	113,193
2-Year U.S. Treasury Note	06/2015	91	19,943,219	GSC	84,110
5-Year U.S. Treasury Note	06/2015	215	25,845,352	GSC	281,809
5-Year U.S. Treasury Note	06/2015	35	4,207,383	DEUT	4,615
90-Day Euro	06/2015	(27)	(6,727,725)	MSCS	(1,836)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
90-Day Euro	06/2015	(38)	$(37,874,600)	MLCS	$(8,334)
Euro Currency	06/2015	(8)	(1,075,400)	GSC	11,824
Euro-BOBL	06/2015	(28)	(3,896,733)	GSC	(5,512)
Euro-Bund	06/2015	22	3,755,532	JPM	9,915
Euro-Bund	06/2015	15	2,560,590	MLCS	18,448
Euro-Bund	06/2015	13	2,219,178	GSC	30,418
Euro-Bund	06/2015	10	1,707,060	DEUT	17,603
Euro-Bund	06/2015	5	853,530	CITI	9,995
Euro-Bund	06/2015	1	170,706	UBS	322
Euro-Bund	06/2015	(18)	(3,072,708)	GSC	(28,730)
Long U.S. Treasury Bond	06/2015	(13)	(2,130,375)	GSC	(42,105)
Long U.S. Treasury Bond	06/2015	(38)	(6,227,250)	CITI	(55,340)
Ultra Long U.S. Treasury Bond	06/2015	84	14,269,500	GSC	(89,523)
90-Day Euro	09/2015	(109)	(27,119,200)	DEUT	(11,136)
90-Day Euro	09/2015	(128)	(31,846,400)	MSCS	(15,449)
90-Day Euro	12/2015	17	4,222,162	GSC	270
90-Day Euro	12/2015	(52)	(12,914,850)	DEUT	(7,942)
90-Day Euro	03/2016	(24)	(5,949,600)	DEUT	(15,627)
90-Day Euro	03/2016	(34)	(8,428,600)	MSCS	(5,484)
90-Day Euro	03/2016	(153)	(28,154,280)	UBS	(68,258)
90-Day Euro	06/2016	107	26,474,475	GSC	129,552
90-Day Euro	06/2016	(70)	(12,865,467)	JPM	(36,236)
90-Day Euro	09/2016	(18)	(4,444,875)	MSCS	(4,271)
90-Day Euro	09/2016	(29)	(7,161,188)	CITI	(53,403)
90-Day Euro	12/2016	97	23,909,287	GSC	58,472
90-Day Euro	12/2016	(126)	(31,057,425)	DEUT	(78,891)
90-Day Euro	06/2017	(335)	(82,334,625)	DEUT	(779,836)
90-Day Euro	09/2017	(334)	(81,988,650)	DEUT	(852,298)

			$(176,971,354)		$(887,757)

Global Bond Fund
10-Year U.S. Treasury Note	06/2015	12	$1,546,875	GSC	$15,055
5-Year U.S. Treasury Note	06/2015	281	33,779,273	GSC	352,071
Euro-Bund	06/2015	(15)	(2,560,590)	GSC	(23,865)
Ultra Long U.S. Treasury Bond	06/2015	(35)	(5,945,625)	GSC	(82,278)

			$26,819,933		$260,983

Defensive Market Strategies Fund
S&P 500® E-Mini	06/2015	221	$22,771,840	GSC	$(34,460)

Equity Index Fund
S&P 500® E-Mini	06/2015	143	$14,734,720	GSC	$26,298

Value Equity Fund
S&P 500® E-Mini	06/2015	379	$39,052,160	GSC	$88,096

Growth Equity Fund
S&P 500® E-Mini	06/2015	670	$69,036,800	GSC	$(72,909)

Small Cap Equity Fund
Russell 2000® IMM-Mini	06/2015	151	$18,858,390	GSC	$295,531

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
International Equity Fund
AEX Index	04/2015	(136)	$(14,303,090)	BAR	$189,664
CAC40 Index	04/2015	308	16,678,007	BAR	41,275
Hang Seng Index	04/2015	33	5,309,907	BAR	86,384
IBEX 35 Index1	04/2015	13	,606,136	BAR	64,037
MSCI Singapore Index	04/2015	31	1,717,215	BAR	(6,955)
OMX 30 Index	04/2015	(144)	(2,772,269)	BAR	(28,315)
DAX Index	06/2015	90	29,057,036	BAR	(55,540)
FTSE 100 Index®	06/2015	(46)	(4,590,241)	BAR	32,255
FTSE MIB Index	06/2015	(58)	(7,115,137)	BAR	(115,767)
MSCI EAFE Index E-Mini	06/2015	368	33,670,160	GSC	270,385
S&P/TSE 60 Index	06/2015	(93)	(12,707,418)	BAR	(23,175)
SPI 200 Index	06/2015	15	1,681,150	BAR	12,714
TOPIX Index®	06/2015	129	16,601,618	BAR	245,982
Hang Seng Index	05/2015	46	7,401,688	GSC	137,394
Swiss Market Index	06/2015	(95)	(8,799,084)	JPM	49,552

			$63,435,678		$899,890

Emerging Markets Equity Fund
BIST 30 Index	04/2015	27	$102,204	JPM	$833
HSCEI China Index	04/2015	44	3,516,243	BAR	128,239
KLCI Index	04/2015	16	394,114	BAR	1,745
MSCI Singapore Index	04/2015	26	1,440,245	BAR	(6,291)
MSCI Taiwan Index	04/2015	49	1,729,700	BAR	(7,856)
SGX CNX Nifty Index	04/2015	(32)	(546,496)	BAR	8,763
KOSPI 200 Index	06/2015	(10)	(1,160,936)	BAR	(20,762)
MEXBOL Index	06/2015	(6)	(171,458)	JPM	253
MSCI Emerging Markets E-Mini	06/2015	354	17,211,480	GSC	548,500
SAF Top 40 Index	06/2015	(85)	(3,251,080)	BAR	5,909
SET50 Index	06/2015	39	236,373	BAR	(1,049)
Bovespa	04/2015	245	3,934,447	GSC	36,105
TAIEX	04/2015	22	1,347,421	GSC	(3,817)
TA-25 Index	04/2015	48	1,961,072	GSC	10,871
HSCEI China Index	04/2015	15	1,198,719	GSC	46,704
MSCI Taiwan Index	04/2015	44	1,553,200	GSC	(12,814)
SGX CNX Nifty Index	04/2015	(175)	(2,988,650)	GSC	37,643
WIG20 Index	06/2015	25	312,706	GSC	10,811

			$26,819,304		$783,787

Inflation Protected Bond Fund
90-Day Euro	04/2015	(60)	$(14,958,750)	UBS	$(457)
10-Year Australia Treasury Note	06/2015	58	44,358,989	GSC	82,845
10-Year Japan Treasury Note	06/2015	(4)	(4,909,993)	GSC	(13,685)
10-Year Japan Treasury Note	06/2015	(10)	(12,274,982)	JPM	(26,710)
10-Year U.S. Treasury Note	06/2015	84	10,828,125	UBS	87,188
2-Year U.S. Treasury Note	06/2015	(36)	(7,889,625)	UBS	(23,358)
5-Year U.S. Treasury Note	06/2015	76	9,136,031	UBS	97,319
Euro-BTP	06/2015	(18)	(2,720,845)	GSC	(1,230)
Euro-Bund	06/2015	(3)	(512,118)	UBS	(2,648)
Long U.S. Treasury Bond	06/2015	7	1,147,125	UBS	29,041
Ultra Long U.S. Treasury Bond	06/2015	(133)	(22,593,375)	UBS	(421,013)
90-Day Euro	12/2015	(25)	(6,209,063)	UBS	(16,617)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
90-Day Euro	06/2016	64	$15,835,200	UBS	$35,803
90-Day Euro	12/2017	(211)	(51,734,562)	UBS	(119,134)

			$(42,497,843)		$(292,656)

Real Estate Securities Fund
S&P 500® MidCap 400 E-Mini	06/2015	36	$5,471,280	GSC	$58,285

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2015, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/02/15	Japanese Yen	516,800,000	U.S. Dollars	4,321,341	CS	$(12,203)
04/02/15	Japanese Yen	358,200,000	U.S. Dollars	2,962,566	UBS	24,147
04/02/15	U.S. Dollars	13,186,079	Euro	11,594,000	GSC	719,332
04/02/15	U.S. Dollars	7,324,155	Japanese Yen	875,000,000	BNP	28,304
04/02/15	Euro	6,236,000	U.S. Dollars	6,851,494	UBS	(146,074)
04/02/15	Euro	5,047,000	U.S. Dollars	5,485,495	CITI	(58,578)
04/02/15	U.S. Dollars	3,014,278	British Pounds	1,943,317	DEUT	131,615
04/02/15	Brazilian Reals	844,290	U.S. Dollars	262,610	JPM	1,789
04/02/15	U.S. Dollars	270,000	Brazilian Reals	844,290	CS	5,601
04/02/15	British Pounds	223,000	U.S. Dollars	342,029	GSC	(11,237)
04/02/15	U.S. Dollars	177,047	British Pounds	120,000	GSC	(958)
04/02/15	Euro	164,000	U.S. Dollars	179,413	BNP	(3,068)
04/02/15	Euro	147,000	U.S. Dollars	166,862	DEUT	(8,797)
04/09/15	U.S. Dollars	2,689,056	Euro	2,429,000	CITIG	77,284
04/09/15	U.S. Dollars	2,185,486	Canadian Dollars	2,714,000	RBC	42,657
04/09/15	U.S. Dollars	402,715	British Pounds	264,000	HKSB	11,099
04/15/15	Japanese Yen	81,296,280	Euro	624,000	JPM	6,905
04/15/15	Swedish Kronor	5,727,324	Euro	623,000	UBS	(4,837)
04/15/15	Swedish Kronor	5,616,079	Norwegian Krone	5,295,000	GSC	(4,737)
04/15/15	Swedish Kronor	5,608,130	Norwegian Krone	5,211,000	SS	4,762
04/15/15	Norwegian Krone	5,587,702	Euro	638,000	JPM	7,166
04/15/15	Norwegian Krone	5,295,000	Swedish Kronor	5,591,626	BNP	7,577
04/15/15	Norwegian Krone	5,211,000	Swedish Kronor	5,591,691	JPM	(2,853)
04/15/15	British Pounds	1,294,486	Euro	1,812,000	BOA	(28,721)
04/15/15	Euro	1,287,000	British Pounds	931,229	JPM	2,895
04/15/15	Euro	1,215,000	British Pounds	862,929	BAR	26,767
04/15/15	Australian Dollars	886,768	British Pounds	448,000	JPM	10,297
04/15/15	New Zealand Dollars	885,945	Euro	619,000	JPM	(4,409)
04/15/15	Australian Dollars	880,000	U.S. Dollars	672,798	BAR	(3,160)
04/15/15	Australian Dollars	878,000	U.S. Dollars	666,962	HSBC	1,154
04/15/15	Canadian Dollars	857,387	U.S. Dollars	678,000	JPM	(1,177)
04/15/15	U.S. Dollars	678,000	Canadian Dollars	859,723	JPM	(667)
04/15/15	U.S. Dollars	675,717	Euro	605,000	JPM	25,057
04/15/15	U.S. Dollars	673,695	Australian Dollars	879,000	JPM	4,818
04/15/15	U.S. Dollars	671,184	Euro	624,000	JPM	90
04/15/15	U.S. Dollars	669,865	Australian Dollars	879,000	BAR	988
04/15/15	U.S. Dollars	668,276	Euro	638,000	JPM	(17,875)
04/15/15	Euro	638,000	U.S. Dollars	685,655	JPM	495

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/15/15	Euro	638,000	Norwegian Krone	5,668,263	JPM	$(17,162)
04/15/15	Euro	624,000	U.S. Dollars	656,367	JPM	14,727
04/15/15	Euro	624,000	Japanese Yen	80,316,288	JPM	1,269
04/15/15	Euro	623,000	Swedish Kronor	5,685,126	BNP	9,738
04/15/15	Euro	619,000	New Zealand Dollars	896,171	JPM	(3,224)
04/15/15	Euro	605,000	U.S. Dollars	663,682	JPM	(13,022)
04/15/15	Euro	597,000	British Pounds	425,409	HSBC	11,072
04/15/15	British Pounds	463,261	Euro	649,000	JPM	(10,853)
04/15/15	British Pounds	453,955	Euro	638,000	JPM	(12,826)
04/15/15	British Pounds	448,000	Australian Dollars	880,436	GSC	(5,478)
04/21/15	U.S. Dollars	3,203,551	Australian Dollars	3,954,000	TD	195,850
04/21/15	U.S. Dollars	1,689,849	British Pounds	1,114,000	BOA	37,589
04/21/15	U.S. Dollars	871,270	Euro	755,000	CITI	59,221
04/21/15	Euro	271,000	U.S. Dollars	287,313	BOA	4,164
04/21/15	Euro	60,000	U.S. Dollars	67,933	SS	(3,399)
05/05/15	U.S. Dollars	260,423	Brazilian Reals	844,290	JPM	(1,610)
05/06/15	U.S. Dollars	6,854,518	Euro	6,236,000	UBS	145,944
05/06/15	U.S. Dollars	5,967,316	Euro	5,479,000	BNP	73,109
05/06/15	U.S. Dollars	3,025,345	Euro	2,817,000	UBS	(5,131)
05/08/15	U.S. Dollars	4,323,174	Japanese Yen	516,800,000	CS	11,724
07/02/15	Brazilian Reals	898,851	U.S. Dollars	331,312	DEUT	(57,524)
08/12/15	Norwegian Krone	3,585,000	U.S. Dollars	470,294	HSBC	(26,609)

						$1,239,017

Medium-Duration Bond Fund
04/01/15	U.S. Dollars	5,000	Mexican Pesos	77,262	JPM	$(65)
04/02/15	Japanese Yen	1,091,313,212	U.S. Dollars	9,125,265	CS	(25,768)
04/02/15	Japanese Yen	656,300,000	U.S. Dollars	5,497,925	CITI	(25,619)
04/02/15	Japanese Yen	265,800,000	U.S. Dollars	2,216,498	CITI	(226)
04/02/15	Japanese Yen	120,400,000	U.S. Dollars	994,708	UBS	9,201
04/02/15	Euro	30,681,119	U.S. Dollars	33,709,347	UBS	(718,682)
04/02/15	U.S. Dollars	20,093,154	Euro	17,667,119	GSC	1,096,129
04/02/15	U.S. Dollars	17,635,003	Japanese Yen	2,106,813,212	BNP	68,149
04/02/15	U.S. Dollars	4,513,977	Euro	4,237,000	BNP	(41,966)
04/02/15	U.S. Dollars	2,546,565	Euro	2,343,000	CITI	27,194
04/02/15	U.S. Dollars	2,205,361	Euro	2,035,000	CITI	17,174
04/02/15	Euro	1,773,000	U.S. Dollars	2,014,509	CITI	(108,045)
04/02/15	U.S. Dollars	1,425,331	Euro	1,349,000	GSC	(25,216)
04/02/15	U.S. Dollars	1,384,968	Euro	1,307,000	BNP	(20,418)
04/02/15	U.S. Dollars	1,316,410	Euro	1,225,000	BNP	(803)
04/02/15	Brazilian Reals	1,278,646	U.S. Dollars	397,713	JPM	2,710
04/02/15	U.S. Dollars	1,057,338	Euro	962,000	CITI	22,922
04/02/15	U.S. Dollars	1,056,787	Euro	966,000	BNP	18,070
04/02/15	U.S. Dollars	992,871	Euro	928,000	BNP	(4,985)
04/02/15	Euro	565,000	U.S. Dollars	630,891	BAR	(23,360)
04/02/15	U.S. Dollars	507,908	British Pounds	330,000	HSBC	18,395
04/02/15	U.S. Dollars	445,393	Brazilian Reals	1,278,646	JPM	44,971
04/02/15	British Pounds	229,000	U.S. Dollars	341,882	GSC	(2,190)
04/02/15	U.S. Dollars	223,826	Japanese Yen	27,000,000	DEUT	(1,303)
04/02/15	U.S. Dollars	205,511	British Pounds	138,000	BNP	806
04/02/15	U.S. Dollars	141,561	Canadian Dollars	177,000	CITI	1,815
04/13/15	Indian Rupees	46,601,440	U.S. Dollars	741,707	UBS	840

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/13/15	U.S. Dollars	329,428	Indian Rupees	20,655,152	UBS	$309
04/13/15	U.S. Dollars	183,856	Indian Rupees	11,514,918	GSC	378
04/16/15	Indian Rupees	124,600,000	U.S. Dollars	1,968,753	MLCS	22,259
04/16/15	Indian Rupees	41,700,000	U.S. Dollars	659,077	BOA	7,257
04/16/15	Indian Rupees	27,200,000	U.S. Dollars	430,091	MLCS	4,544
04/16/15	Indian Rupees	23,500,000	U.S. Dollars	371,178	BAR	4,334
04/16/15	U.S. Dollars	860,038	Brazilian Reals	2,716,000	CITIC	12,638
04/16/15	U.S. Dollars	792,393	Brazilian Reals	2,500,000	BAR	12,385
04/17/15	U.S. Dollars	1,087,347	Brazilian Reals	2,926,486	HKSB	174,516
04/22/15	Mexican Pesos	2,334,000	U.S. Dollars	159,019	CS	(6,234)
04/24/15	U.S. Dollars	4,976,784	Mexican Pesos	75,841,209	BAR	12,854
04/24/15	Mexican Pesos	25,802,510	U.S. Dollars	1,670,476	RBC	18,340
04/24/15	Mexican Pesos	16,538,590	U.S. Dollars	1,057,806	JPM	24,671
04/24/15	Mexican Pesos	14,806,000	U.S. Dollars	969,633	MLCS	(556)
04/24/15	Mexican Pesos	3,136,010	U.S. Dollars	209,416	DEUT	(4,159)
04/24/15	Mexican Pesos	751,059	U.S. Dollars	49,631	BAR	(473)
04/28/15	U.S. Dollars	2,137,472	Euro	1,964,326	RBC	24,511
05/05/15	Mexican Pesos	1,607,933	U.S. Dollars	103,000	HSBC	2,161
05/05/15	Mexican Pesos	2,524,000	U.S. Dollars	164,219	CITI	853
05/05/15	Mexican Pesos	1,664,000	U.S. Dollars	111,275	GSC	(2,447)
05/05/15	Mexican Pesos	1,557,000	U.S. Dollars	104,085	WEST	(2,255)
05/05/15	U.S. Dollars	394,400	Brazilian Reals	1,278,646	JPM	(2,438)
05/05/15	U.S. Dollars	379,799	Mexican Pesos	5,757,000	CITI	3,285
05/05/15	U.S. Dollars	377,974	Mexican Pesos	5,711,000	BNP	4,468
05/05/15	U.S. Dollars	242,644	Mexican Pesos	3,683,000	HSBC	1,772
05/05/15	U.S. Dollars	179,000	Mexican Pesos	2,686,003	CITI	3,332
05/05/15	U.S. Dollars	89,000	Mexican Pesos	1,336,746	CITI	1,575
05/06/15	U.S. Dollars	33,724,228	Euro	30,681,119	UBS	718,046
05/08/15	U.S. Dollars	9,129,135	Japanese Yen	1,091,313,212	CS	24,757
05/13/15	U.S. Dollars	6,471,328	Euro	5,663,116	CITIC	378,492
05/13/15	Euro	2,307,692	U.S. Dollars	2,621,266	BOA	(138,465)
05/13/15	U.S. Dollars	1,337,553	Japanese Yen	156,764,503	CITIC	29,658
05/13/15	U.S. Dollars	1,308,372	Japanese Yen	153,366,000	BAR	28,831
05/13/15	Euro	949,687	U.S. Dollars	1,085,447	UBS	(63,697)
05/18/15	Indian Rupees	11,514,918	U.S. Dollars	182,718	GSC	(667)
05/21/15	U.S. Dollars	121,413	Mexican Pesos	1,822,341	DEUT	2,367
05/28/15	U.S. Dollars	161,869	Mexican Pesos	2,428,768	RBC	3,289
06/04/15	U.S. Dollars	285,154	Mexican Pesos	4,321,514	MLCS	3,120
06/11/15	U.S. Dollars	1,054,643	Mexican Pesos	16,491,458	HKSB	(21,171)
06/17/15	Japanese Yen	29,980,293	U.S. Dollars	251,000	HKSB	(751)
06/17/15	Japanese Yen	29,910,791	U.S. Dollars	251,000	BNP	(1,331)
06/17/15	New Zealand Dollars	334,000	U.S. Dollars	248,506	SS	(703)
06/17/15	U.S. Dollars	251,244	Euro	231,000	MLCS	2,592
06/17/15	U.S. Dollars	250,622	Euro	234,000	MLCS	(1,259)
06/17/15	U.S. Dollars	250,000	Japanese Yen	30,160,100	HKSB	(1,750)
06/17/15	U.S. Dollars	248,329	Euro	233,000	MLCS	(2,476)
06/17/15	Euro	235,000	U.S. Dollars	249,282	MSCS	3,675
06/17/15	U.S. Dollars	154,885	Euro	141,000	DEUT	3,110
06/17/15	U.S. Dollars	125,000	Japanese Yen	15,092,250	CS	(977)
06/17/15	Euro	115,000	U.S. Dollars	125,924	JPM	(2,136)
06/17/15	Japanese Yen	59,388,106	U.S. Dollars	502,000	SS	(6,281)
06/17/15	Japanese Yen	30,238,875	U.S. Dollars	250,000	UBS	2,407

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	Japanese Yen	30,177,555	U.S. Dollars	249,000	WEST	$2,896
06/17/15	Japanese Yen	30,006,472	U.S. Dollars	251,000	JPM	(532)
06/17/15	Swedish Kronor	2,143,557	Euro	235,040	JPM	(3,789)
06/17/15	Swedish Kronor	1,046,189	Euro	114,000	HKSB	(1,080)
06/17/15	Swedish Kronor	1,040,513	Euro	113,000	HKSB	(664)
06/17/15	New Zealand Dollars	676,000	U.S. Dollars	495,273	DEUT	6,269
06/17/15	U.S. Dollars	498,000	Japanese Yen	60,376,275	RBC	(5,968)
06/17/15	U.S. Dollars	492,582	Japanese Yen	59,582,206	JPM	(4,758)
06/17/15	U.S. Dollars	478,539	New Zealand Dollars	656,207	SS	(8,317)
06/17/15	Euro	471,000	British Pounds	337,457	HKSB	6,676
06/17/15	Euro	441,639	U.S. Dollars	469,544	HKSB	5,843
06/17/15	Australian Dollars	330,000	U.S. Dollars	249,869	RBS	369
06/17/15	Australian Dollars	326,000	U.S. Dollars	249,798	MLCS	(1,500)
06/17/15	Australian Dollars	326,000	U.S. Dollars	249,798	MLCS	(2,592)
06/17/15	Canadian Dollars	319,837	U.S. Dollars	251,000	RBC	1,260
06/17/15	Australian Dollars	319,000	U.S. Dollars	250,549	WEST	(8,652)
06/17/15	Canadian Dollars	314,529	U.S. Dollars	249,000	RBC	(926)
06/17/15	Canadian Dollars	313,759	U.S. Dollars	251,000	RBC	(3,533)
06/17/15	U.S. Dollars	251,551	Euro	231,000	BAR	2,899
06/17/15	U.S. Dollars	251,036	Euro	231,000	BNP	2,384
06/17/15	U.S. Dollars	250,806	Euro	227,049	BAR	6,407
06/17/15	U.S. Dollars	250,781	Euro	234,000	BNP	(1,100)
06/17/15	U.S. Dollars	250,000	Japanese Yen	30,000,700	DEUT	(419)
06/17/15	U.S. Dollars	249,615	New Zealand Dollars	331,000	WEST	4,038
06/17/15	U.S. Dollars	249,317	Euro	235,584	BAR	(4,269)
06/17/15	U.S. Dollars	249,006	Euro	234,000	MLCS	(2,875)
06/17/15	U.S. Dollars	249,000	Canadian Dollars	310,326	MLCS	4,241
06/17/15	U.S. Dollars	249,000	Canadian Dollars	311,051	JPM	3,669
06/17/15	U.S. Dollars	249,000	Canadian Dollars	315,172	MLCS	419
06/17/15	U.S. Dollars	249,000	Canadian Dollars	316,907	MLCS	(950)
06/17/15	U.S. Dollars	249,000	Japanese Yen	29,984,729	DEUT	(1,286)
06/17/15	U.S. Dollars	249,000	Japanese Yen	30,039,360	JPM	(1,742)
06/17/15	U.S. Dollars	248,940	Australian Dollars	329,491	UBS	(912)
06/17/15	U.S. Dollars	248,911	Australian Dollars	325,000	WEST	2,464
06/17/15	U.S. Dollars	248,753	Euro	235,000	CITIG	(4,204)
06/17/15	U.S. Dollars	248,000	Canadian Dollars	313,998	JPM	345
06/17/15	U.S. Dollars	248,000	Canadian Dollars	314,129	RBS	241
06/17/15	U.S. Dollars	248,000	Japanese Yen	30,061,816	CS	(2,930)
06/17/15	U.S. Dollars	247,991	Australian Dollars	321,000	MLCS	4,577
06/17/15	U.S. Dollars	247,199	Australian Dollars	327,000	BAR	(765)
06/17/15	U.S. Dollars	246,415	Australian Dollars	324,000	MLCS	726
06/17/15	Euro	237,000	U.S. Dollars	249,567	UBS	5,543
06/17/15	Euro	236,000	U.S. Dollars	251,135	UBS	2,899
06/17/15	Euro	236,000	Swedish Kronor	2,161,437	JPM	2,743
06/17/15	Euro	235,000	British Pounds	168,771	BAR	2,737
06/17/15	Euro	232,638	Swedish Kronor	2,117,115	HKSB	4,278
06/17/15	Euro	232,000	U.S. Dollars	249,443	MLCS	285
06/17/15	Euro	232,000	U.S. Dollars	250,739	BAR	(1,011)
06/17/15	Euro	231,000	Norwegian Krone	2,005,030	HKSB	287
06/17/15	Euro	231,000	U.S. Dollars	250,472	UBS	(1,820)
06/17/15	Euro	231,000	U.S. Dollars	250,472	UBS	(2,089)
06/17/15	Euro	229,000	U.S. Dollars	251,524	JPM	(5,025)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	U.S. Dollars	201,008	Euro	184,800	MLCS	$2,086
06/17/15	Euro	185,000	U.S. Dollars	200,675	BAR	(1,538)
06/17/15	British Pounds	168,488	Euro	229,000	BAR	3,301
06/17/15	British Pounds	165,317	Euro	234,000	BNP	(6,782)
06/17/15	Australian Dollars	164,000	U.S. Dollars	124,786	RBS	(425)
06/17/15	Canadian Dollars	160,067	U.S. Dollars	125,000	DEUT	1,247
06/17/15	Canadian Dollars	159,442	U.S. Dollars	125,000	JPM	754
06/17/15	Canadian Dollars	158,988	U.S. Dollars	123,939	SS	1,457
06/17/15	Canadian Dollars	158,809	U.S. Dollars	125,000	JPM	255
06/17/15	Canadian Dollars	158,691	U.S. Dollars	124,000	RBC	1,163
06/17/15	Canadian Dollars	157,279	U.S. Dollars	125,000	MLCS	(952)
06/17/15	British Pounds	150,578	U.S. Dollars	226,324	BAR	(3,075)
06/17/15	U.S. Dollars	125,000	Canadian Dollars	156,430	RBC	1,621
06/17/15	U.S. Dollars	125,000	Canadian Dollars	159,200	MLCS	(564)
06/17/15	U.S. Dollars	125,000	Canadian Dollars	159,995	UBS	(1,191)
06/17/15	U.S. Dollars	124,000	Canadian Dollars	158,530	RBC	(1,035)
06/17/15	U.S. Dollars	124,000	Canadian Dollars	158,556	UBS	(1,055)
06/17/15	U.S. Dollars	123,364	Australian Dollars	164,000	WEST	(997)
06/17/15	Euro	117,000	British Pounds	84,418	MLCS	782
06/17/15	Euro	116,000	U.S. Dollars	125,235	SC	(371)
06/17/15	Euro	115,000	U.S. Dollars	125,790	MLCS	(2,002)
06/17/15	British Pounds	84,947	Euro	117,000	BAR	3
06/18/15	U.S. Dollars	1,617,085	Mexican Pesos	25,058,350	DEUT	(16,880)
06/25/15	U.S. Dollars	207,471	Mexican Pesos	3,116,837	RBC	4,321
06/26/15	Indian Rupees	35,654,220	U.S. Dollars	563,881	GSC	(4,738)
06/26/15	Indian Rupees	20,655,152	U.S. Dollars	324,945	UBS	(1,023)
06/26/15	Indian Rupees	14,218,050	U.S. Dollars	225,236	CITI	(2,263)
07/02/15	Brazilian Reals	3,124,778	U.S. Dollars	1,132,166	UBS	(153,087)
07/02/15	U.S. Dollars	898,601	Brazilian Reals	2,437,904	DEUT	134,739
07/02/15	U.S. Dollars	445,789	Mexican Pesos	6,869,481	JPM	(1,739)

						$1,559,089

Global Bond Fund
04/27/15	Indonesian Rupiahs	21,641,250,000	U.S. Dollars	1,685,062	HKSB	$(40,090)
04/27/15	Indian Rupees	286,380,000	U.S. Dollars	4,565,098	CITIC	(15,791)
04/27/15	Indian Rupees	51,960,000	U.S. Dollars	833,360	JPM	(7,946)
04/27/15	Chinese Yuan Renminbi	21,064,000	U.S. Dollars	3,404,008	HKSB	(18,043)
04/27/15	U.S. Dollars	1,041,682	Brazilian Reals	2,809,000	BAR	167,805
05/13/15	Japanese Yen	744,255,000	U.S. Dollars	6,354,099	DEUT	(144,740)
05/13/15	U.S. Dollars	22,924,567	Euro	20,183,878	HKSB	1,209,128
05/13/15	Euro	6,900,000	U.S. Dollars	7,561,994	HKSB	(138,420)
05/13/15	Mexican Pesos	6,000,000	U.S. Dollars	404,749	DEUT	(12,569)
05/13/15	Swedish Kronor	5,133,306	U.S. Dollars	625,620	BAR	(29,170)
05/13/15	U.S. Dollars	3,646,792	Euro	3,181,442	JPM	223,941
05/13/15	U.S. Dollars	3,603,370	British Pounds	2,349,041	JPM	119,844
05/13/15	U.S. Dollars	3,263,062	Euro	2,854,942	UBS	191,486
05/13/15	U.S. Dollars	2,982,013	British Pounds	1,960,000	RBC	75,417
05/13/15	U.S. Dollars	2,071,393	Euro	1,808,255	MSCS	125,926
05/13/15	U.S. Dollars	1,083,472	Euro	947,399	GSC	64,183
05/13/15	U.S. Dollars	1,019,620	British Pounds	669,710	BAR	26,469
05/13/15	British Pounds	990,000	U.S. Dollars	1,492,885	RBC	(24,758)
05/13/15	U.S. Dollars	989,843	British Pounds	650,000	CS	25,921

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/13/15	U.S. Dollars	805,071	Euro	704,524	CITIC	$47,087
05/13/15	U.S. Dollars	620,971	Swedish Kronor	5,130,000	UBS	24,905
05/13/15	U.S. Dollars	305,884	British Pounds	200,000	GSC	9,293
05/13/15	U.S. Dollars	273,884	Japanese Yen	32,140,000	HKSB	5,738
05/13/15	U.S. Dollars	250,991	Euro	220,000	CITIC	14,298
05/13/15	U.S. Dollars	226,598	Euro	200,000	JPM	11,422
05/13/15	U.S. Dollars	222,045	British Pounds	145,000	DEUT	7,016
05/13/15	U.S. Dollars	193,911	Australian Dollars	249,499	MLCS	4,361
05/13/15	U.S. Dollars	183,437	Euro	160,000	JPM	11,296
05/13/15	Euro	150,000	U.S. Dollars	158,133	JPM	3,249
05/13/15	U.S. Dollars	140,884	South African Rand	1,616,591	JPM	8,568

						$1,945,826

Defensive Market Strategies Fund
04/30/15	U.S. Dollars	3,454,196	Euro	3,176,038	UBS	$37,742
04/30/15	U.S. Dollars	2,395,740	Canadian Dollars	2,990,027	JPM	35,840
04/30/15	Japanese Yen	1,520,438	U.S. Dollars	12,685	CS	(1)
04/30/15	U.S. Dollars	1,350,707	British Pounds	908,564	CS	3,230
04/30/15	U.S. Dollars	396,758	Japanese Yen	47,236,838	CS	2,716
04/30/15	U.S. Dollars	293,266	Switzerland Francs	280,717	CS	4,038

						$83,565

International Equity Fund
06/17/15	Japanese Yen	1,922,669,982	U.S. Dollars	15,830,164	CITIG	$218,588
06/17/15	Japanese Yen	1,907,276,394	U.S. Dollars	15,684,890	CITIG	235,369
06/17/15	Japanese Yen	1,882,031,117	U.S. Dollars	15,733,415	CITIG	(23,881)
06/17/15	Japanese Yen	968,548,523	U.S. Dollars	7,992,109	CITIG	92,479
06/17/15	Japanese Yen	946,512,984	U.S. Dollars	7,844,197	CITIG	56,458
06/17/15	Japanese Yen	796,490,000	U.S. Dollars	6,672,233	CITIG	(23,837)
06/17/15	Japanese Yen	481,226,000	U.S. Dollars	4,023,651	CITIG	(6,801)
06/17/15	Japanese Yen	166,949,000	U.S. Dollars	1,376,738	CITIG	16,804
06/17/15	Japanese Yen	77,853,000	U.S. Dollars	642,527	CITIG	7,321
06/17/15	U.S. Dollars	57,301,519	British Pounds	37,385,000	CITIG	1,874,405
06/17/15	Swedish Kronor	43,033,000	U.S. Dollars	4,987,181	CITIG	15,873
06/17/15	Japanese Yen	26,799,000	U.S. Dollars	221,052	CITIG	2,642
06/17/15	Swedish Kronor	20,694,801	U.S. Dollars	2,448,067	CITIG	(42,072)
06/17/15	Danish Kroner	19,266,000	U.S. Dollars	2,738,409	CITIG	41,832
06/17/15	Swedish Kronor	18,903,300	U.S. Dollars	2,216,141	CITIG	(18,427)
06/17/15	Swedish Kronor	17,493,170	U.S. Dollars	2,098,276	CITIG	(64,504)
06/17/15	Swedish Kronor	16,303,585	U.S. Dollars	1,884,780	CITIG	10,689
06/17/15	Swedish Kronor	15,912,441	U.S. Dollars	1,923,349	CITIG	(73,355)
06/17/15	U.S. Dollars	13,752,523	Switzerland Francs	13,126,149	CITIG	201,835
06/17/15	U.S. Dollars	13,747,046	Switzerland Francs	13,385,347	CITIG	(71,222)
06/17/15	U.S. Dollars	13,095,015	Switzerland Francs	12,957,504	CITIG	(281,572)
06/17/15	Australian Dollars	12,706,328	U.S. Dollars	9,592,057	CITIG	43,133
06/17/15	Swedish Kronor	11,932,703	U.S. Dollars	1,393,368	CITIG	(6,062)
06/17/15	Swedish Kronor	10,854,000	U.S. Dollars	1,280,658	CITIG	(18,763)
06/17/15	U.S. Dollars	10,821,826	Euro	10,246,000	CITIG	(207,127)
06/17/15	U.S. Dollars	10,284,866	Canadian Dollars	12,854,779	CITIG	146,095
06/17/15	Australian Dollars	9,430,672	U.S. Dollars	7,223,347	CITIG	(72,082)
06/17/15	Euro	9,343,000	U.S. Dollars	9,922,020	CITIG	134,929
06/17/15	Euro	9,213,000	U.S. Dollars	9,923,179	CITIG	(6,164)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	U.S. Dollars	9,170,408	New Zealand Dollars	12,557,000	CITIG	$(145,943)
06/17/15	Hong Kong Dollars	8,205,000	U.S. Dollars	1,056,730	CITIG	1,470
06/17/15	Hong Kong Dollars	7,551,000	U.S. Dollars	971,479	CITIG	2,374
06/17/15	Norwegian Krone	7,134,000	U.S. Dollars	890,745	CITIG	(7,048)
06/17/15	Switzerland Francs	6,796,000	U.S. Dollars	6,867,995	CITIG	147,807
06/17/15	U.S. Dollars	6,612,414	British Pounds	4,476,000	CITIG	(23,717)
06/17/15	Euro	6,407,505	U.S. Dollars	6,973,307	CITIG	(76,170)
06/17/15	Euro	6,234,634	U.S. Dollars	6,983,382	CITIG	(272,326)
06/17/15	Euro	5,747,231	U.S. Dollars	6,312,242	CITIG	(125,833)
06/17/15	Euro	5,607,662	U.S. Dollars	6,285,012	CITIG	(248,838)
06/17/15	Euro	5,253,927	U.S. Dollars	5,592,911	CITIG	62,497
06/17/15	Switzerland Francs	5,087,000	U.S. Dollars	5,085,254	CITIG	166,275
06/17/15	New Zealand Dollars	4,980,473	U.S. Dollars	3,598,381	CITIG	96,756
06/17/15	U.S. Dollars	4,887,039	New Zealand Dollars	6,434,000	CITIG	113,493
06/17/15	Euro	4,859,041	U.S. Dollars	5,129,627	CITIG	100,720
06/17/15	U.S. Dollars	4,804,024	Japanese Yen	584,518,000	CITIG	(75,016)
06/17/15	New Zealand Dollars	4,792,583	U.S. Dollars	3,585,897	CITIG	(30,160)
06/17/15	U.S. Dollars	4,309,193	Canadian Dollars	5,369,121	CITIG	74,481
06/17/15	Australian Dollars	4,242,000	U.S. Dollars	3,218,586	CITIG	(1,883)
06/17/15	U.S. Dollars	4,214,463	British Pounds	2,800,000	CITIG	63,174
06/17/15	U.S. Dollars	4,108,453	Canadian Dollars	5,207,000	CITIG	1,608
06/17/15	U.S. Dollars	4,032,463	Swedish Kronor	34,769,000	CITIG	(9,811)
06/17/15	U.S. Dollars	3,656,421	British Pounds	2,381,000	CITIG	126,343
06/17/15	U.S. Dollars	3,653,927	Norwegian Krone	28,136,060	CITIG	168,683
06/17/15	New Zealand Dollars	3,617,713	U.S. Dollars	2,684,354	CITIG	(282)
06/17/15	British Pounds	3,466,000	U.S. Dollars	5,172,377	CITIG	(33,675)
06/17/15	New Zealand Dollars	3,377,582	U.S. Dollars	2,423,020	CITIG	82,893
06/17/15	U.S. Dollars	3,244,438	Danish Kroner	21,655,000	CITIG	119,444
06/17/15	Israeli Shekels	3,147,427	U.S. Dollars	788,827	CITIG	2,264
06/17/15	Israeli Shekels	3,052,573	U.S. Dollars	767,140	CITIG	110
06/17/15	Australian Dollars	3,021,000	U.S. Dollars	2,277,079	CITIG	13,741
06/17/15	Australian Dollars	3,010,000	U.S. Dollars	2,339,855	CITIG	(57,376)
06/17/15	New Zealand Dollars	2,804,466	U.S. Dollars	2,026,936	CITIG	53,767
06/17/15	Switzerland Francs	2,743,000	U.S. Dollars	2,731,781	CITIG	99,936
06/17/15	U.S. Dollars	2,740,212	Norwegian Krone	21,724,260	CITIG	49,204
06/17/15	U.S. Dollars	2,667,851	Euro	2,428,000	CITIG	54,314
06/17/15	U.S. Dollars	2,612,740	Australian Dollars	3,333,000	CITIG	85,331
06/17/15	Canadian Dollars	2,580,000	U.S. Dollars	2,017,676	CITIG	17,211
06/17/15	Canadian Dollars	2,576,000	U.S. Dollars	2,059,215	CITIG	(27,483)
06/17/15	U.S. Dollars	2,556,425	Norwegian Krone	20,966,139	CITIG	(40,674)
06/17/15	New Zealand Dollars	2,299,183	U.S. Dollars	1,673,582	CITIG	32,239
06/17/15	U.S. Dollars	2,287,146	Norwegian Krone	18,561,019	CITIG	(12,027)
06/17/15	British Pounds	2,259,000	U.S. Dollars	3,374,113	CITIG	(24,913)
06/17/15	U.S. Dollars	2,054,912	Norwegian Krone	16,056,158	CITIG	66,018
06/17/15	U.S. Dollars	1,849,740	Norwegian Krone	14,288,364	CITIG	79,825
06/17/15	U.S. Dollars	1,640,408	Norwegian Krone	12,937,000	CITIG	37,887
06/17/15	Singapore Dollars	1,433,000	U.S. Dollars	1,028,936	CITIG	13,202
06/17/15	Hong Kong Dollars	1,271,000	U.S. Dollars	163,907	CITIG	15
06/17/15	U.S. Dollars	1,125,608	Australian Dollars	1,479,000	CITIG	4,085
06/17/15	U.S. Dollars	1,087,905	Norwegian Krone	9,047,000	CITIG	(32,757)
06/17/15	U.S. Dollars	901,469	Canadian Dollars	1,139,100	CITIG	3,043
06/17/15	U.S. Dollars	819,023	Norwegian Krone	6,741,000	CITIG	(15,993)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	U.S. Dollars	717,892	Euro	641,000	CITIG	$27,910
06/17/15	U.S. Dollars	686,441	Euro	613,000	CITIG	26,598
06/17/15	Danish Kroner	683,000	U.S. Dollars	100,798	CITIG	(2,236)
06/17/15	Israeli Shekels	584,000	U.S. Dollars	148,927	CITIG	(2,141)
06/17/15	U.S. Dollars	571,720	Euro	511,000	CITIG	21,672
06/17/15	Hong Kong Dollars	529,000	U.S. Dollars	68,180	CITIG	45
06/17/15	Danish Kroner	423,000	U.S. Dollars	60,400	CITIG	642
06/17/15	Hong Kong Dollars	341,000	U.S. Dollars	43,919	CITIG	60
06/17/15	U.S. Dollars	334,283	Swedish Kronor	2,775,000	CITIG	11,659
06/17/15	U.S. Dollars	322,474	Danish Kroner	2,142,000	CITIG	13,366
06/17/15	Singapore Dollars	300,443	U.S. Dollars	216,832	CITIG	1,663
06/17/15	U.S. Dollars	283,457	Euro	253,000	CITIG	11,124
06/17/15	Singapore Dollars	178,358	U.S. Dollars	129,926	CITIG	(217)
06/17/15	Danish Kroner	169,000	U.S. Dollars	24,615	CITIG	(227)
06/17/15	Singapore Dollars	148,248	U.S. Dollars	108,475	CITIG	(663)
06/17/15	Singapore Dollars	147,904	U.S. Dollars	108,164	CITIG	(602)
06/17/15	Singapore Dollars	140,806	U.S. Dollars	101,288	CITIG	1,112
06/17/15	Israeli Shekels	119,000	U.S. Dollars	29,843	CITIG	68
06/17/15	U.S. Dollars	118,841	Euro	106,000	CITIG	4,741
06/17/15	Singapore Dollars	89,932	U.S. Dollars	64,597	CITIG	806
06/17/15	Singapore Dollars	89,872	U.S. Dollars	64,612	CITIG	747
06/17/15	Singapore Dollars	89,437	U.S. Dollars	65,159	CITIG	(116)
06/17/15	Singapore Dollars	89,000	U.S. Dollars	64,167	CITIG	558
06/17/15	U.S. Dollars	84,832	Hong Kong Dollars	658,000	CITIG	(30)
06/17/15	Israeli Shekels	56,000	U.S. Dollars	13,926	CITIG	149
06/17/15	Singapore Dollars	49,000	U.S. Dollars	35,189	CITIG	446
06/17/15	Singapore Dollars	23,000	U.S. Dollars	16,778	CITIG	(51)
06/17/15	U.S. Dollars	15,353	Singapore Dollars	21,000	CITIG	81

						$2,978,032

Emerging Markets Equity Fund
06/17/15	Indonesian Rupiahs	31,369,274,788	U.S. Dollars	2,347,987	CITIG	$6,568
06/17/15	South Korean Won	2,273,798,220	U.S. Dollars	2,016,243	CITIG	28,136
06/17/15	Columbian Peso	1,190,000,000	U.S. Dollars	438,487	CITIG	14,889
06/17/15	South Korean Won	1,170,458,297	U.S. Dollars	1,033,386	CITIG	18,976
06/17/15	South Korean Won	1,135,088,536	U.S. Dollars	1,029,938	CITIG	(9,377)
06/17/15	Hungarian Forint	1,096,673,165	U.S. Dollars	3,965,135	CITIG	(47,036)
06/17/15	Columbian Peso	1,010,000,000	U.S. Dollars	395,241	CITIG	(10,443)
06/17/15	Columbian Peso	930,000,000	U.S. Dollars	352,943	CITIG	1,377
06/17/15	South Korean Won	929,341,843	U.S. Dollars	820,688	CITIG	14,886
06/17/15	South Korean Won	917,575,023	U.S. Dollars	823,533	CITIG	1,460
06/17/15	South Korean Won	917,313,954	U.S. Dollars	815,388	CITIG	9,372
06/17/15	South Korean Won	908,013,083	U.S. Dollars	822,141	CITIG	(5,745)
06/17/15	South Korean Won	905,790,044	U.S. Dollars	822,277	CITIG	(7,878)
06/17/15	South Korean Won	600,000,000	U.S. Dollars	543,183	CITIG	(3,721)
06/17/15	Chilean Peso	420,317,384	U.S. Dollars	672,717	CITIG	(4,390)
06/17/15	Hungarian Forint	327,326,835	U.S. Dollars	1,195,402	CITIG	(25,957)
06/17/15	South Korean Won	320,000,000	U.S. Dollars	287,557	CITIG	156
06/17/15	Chilean Peso	320,000,000	U.S. Dollars	511,702	CITIG	(2,886)
06/17/15	South Korean Won	320,000,000	U.S. Dollars	290,880	CITIG	(3,167)
06/17/15	Columbian Peso	240,000,000	U.S. Dollars	93,060	CITIG	(1,622)
06/17/15	Chilean Peso	191,375,616	U.S. Dollars	300,009	CITIG	4,289

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	Taiwan Dollars	155,959,000	U.S. Dollars	4,966,085	CITIG	$19,530
06/17/15	Indian Rupees	155,000,000	U.S. Dollars	2,449,199	CITIG	(14,073)
06/17/15	Chilean Peso	150,000,000	U.S. Dollars	240,926	CITIG	(2,418)
06/17/15	Chilean Peso	140,000,000	U.S. Dollars	216,659	CITIG	5,949
06/17/15	South Korean Won	120,000,000	U.S. Dollars	105,808	CITIG	2,085
06/17/15	Hungarian Forint	107,000,000	U.S. Dollars	395,595	CITIG	(13,315)
06/17/15	Chilean Peso	90,000,000	U.S. Dollars	141,022	CITIG	2,082
06/17/15	Columbian Peso	80,000,000	U.S. Dollars	30,675	CITIG	(196)
06/17/15	Indian Rupees	60,185,458	U.S. Dollars	943,410	CITIG	2,133
06/17/15	Philippine Peso	54,500,000	U.S. Dollars	1,231,778	CITIG	(18,091)
06/17/15	Indian Rupees	48,470,364	U.S. Dollars	757,591	CITIG	3,902
06/17/15	Indian Rupees	48,109,528	U.S. Dollars	760,385	CITIG	(4,560)
06/17/15	Indian Rupees	47,661,652	U.S. Dollars	759,069	CITIG	(10,281)
06/17/15	Indian Rupees	47,623,164	U.S. Dollars	757,250	CITIG	(9,068)
06/17/15	Indian Rupees	44,510,353	U.S. Dollars	696,567	CITIG	2,713
06/17/15	Chilean Peso	40,000,000	U.S. Dollars	63,067	CITIG	535
06/17/15	Chilean Peso	40,000,000	U.S. Dollars	63,237	CITIG	365
06/17/15	Columbian Peso	40,000,000	U.S. Dollars	15,177	CITIG	62
06/17/15	Indian Rupees	37,626,749	U.S. Dollars	592,808	CITIG	(1,673)
06/17/15	Indian Rupees	36,127,732	U.S. Dollars	568,161	CITIG	(577)
06/17/15	Chilean Peso	30,000,000	U.S. Dollars	48,415	CITIG	(713)
06/17/15	Czech Republic Koruna	18,844,379	U.S. Dollars	756,380	CITIG	(20,374)
06/17/15	Hong Kong Dollars	16,296,000	U.S. Dollars	2,098,778	CITIG	2,920
06/17/15	Czech Republic Koruna	14,900,000	U.S. Dollars	609,853	CITIG	(27,903)
06/17/15	Czech Republic Koruna	13,955,621	U.S. Dollars	550,780	CITIG	(5,715)
06/17/15	Philippine Peso	11,700,000	U.S. Dollars	264,827	CITIG	(4,274)
06/17/15	South Korean Won	10,000,000	U.S. Dollars	8,901	CITIG	90
06/17/15	Mexican Pesos	9,800,000	U.S. Dollars	650,645	CITIG	(11,583)
06/17/15	South Korean Won	9,102,000	U.S. Dollars	8,241	CITIG	(58)
06/17/15	South African Rand	8,828,753	U.S. Dollars	737,323	CITIG	(18,863)
06/17/15	South African Rand	7,405,954	U.S. Dollars	616,574	CITIG	(13,897)
06/17/15	South African Rand	7,392,185	U.S. Dollars	616,567	CITIG	(15,011)
06/17/15	South African Rand	6,569,108	U.S. Dollars	527,260	CITIG	7,317
06/17/15	Mexican Pesos	5,500,000	U.S. Dollars	354,970	CITIG	3,687
06/17/15	South African Rand	5,300,000	U.S. Dollars	442,200	CITIG	(10,901)
06/17/15	Mexican Pesos	5,200,000	U.S. Dollars	346,739	CITIG	(7,644)
06/17/15	South African Rand	4,700,000	U.S. Dollars	393,751	CITIG	(11,278)
06/17/15	South African Rand	4,600,000	U.S. Dollars	384,895	CITIG	(10,559)
06/17/15	Mexican Pesos	4,200,000	U.S. Dollars	276,346	CITIG	(2,462)
06/17/15	Mexican Pesos	4,000,000	U.S. Dollars	266,338	CITIG	(5,496)
06/17/15	Mexican Pesos	3,600,000	U.S. Dollars	231,945	CITIG	2,813
06/17/15	U.S. Dollars	3,332,394	Mexican Pesos	49,952,753	CITIG	74,953
06/17/15	U.S. Dollars	3,332,394	Mexican Pesos	49,952,753	CITIG	74,953
06/17/15	U.S. Dollars	3,312,477	Mexican Pesos	49,952,753	CITIG	55,036
06/17/15	U.S. Dollars	3,074,067	Singapore Dollars	4,259,442	CITIG	(23,580)
06/17/15	Hong Kong Dollars	3,000,000	U.S. Dollars	386,830	CITIG	81
06/17/15	South African Rand	2,800,000	U.S. Dollars	227,300	CITIG	556
06/17/15	Turkish Lira	2,736,280	U.S. Dollars	1,010,707	CITIG	21,080
06/17/15	Thailand Baht	2,600,000	U.S. Dollars	79,742	CITIG	(101)
06/17/15	U.S. Dollars	2,428,185	Mexican Pesos	36,870,286	CITIG	23,857
06/17/15	Singapore Dollars	1,910,000	U.S. Dollars	1,382,206	CITIG	6,827
06/17/15	Turkish Lira	1,886,430	U.S. Dollars	707,418	CITIG	3,911

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	U.S. Dollars	1,841,986	Singapore Dollars	2,528,615	CITIG	$3,070
06/17/15	Turkish Lira	1,836,101	U.S. Dollars	708,456	CITIG	(16,105)
06/17/15	Israeli Shekels	1,690,000	U.S. Dollars	425,437	CITIG	(664)
06/17/15	U.S. Dollars	1,611,979	Mexican Pesos	25,234,569	CITIG	(33,578)
06/17/15	Turkish Lira	1,611,664	U.S. Dollars	606,826	CITIG	895
06/17/15	Israeli Shekels	1,609,249	U.S. Dollars	403,320	CITIG	1,157
06/17/15	South African Rand	1,600,000	U.S. Dollars	128,178	CITIG	2,026
06/17/15	Israeli Shekels	1,560,751	U.S. Dollars	392,231	CITIG	56
06/17/15	U.S. Dollars	1,546,078	Mexican Pesos	23,395,705	CITIG	20,434
06/17/15	U.S. Dollars	1,545,614	Mexican Pesos	23,395,705	CITIG	19,970
06/17/15	U.S. Dollars	1,537,874	Singapore Dollars	2,101,743	CITIG	9,398
06/17/15	U.S. Dollars	1,533,468	Singapore Dollars	2,096,871	CITIG	8,534
06/17/15	U.S. Dollars	1,526,999	South Korean Won	1,710,000,000	CITIG	(10,466)
06/17/15	Hong Kong Dollars	1,500,000	U.S. Dollars	193,333	CITIG	122
06/17/15	U.S. Dollars	1,484,234	Mexican Pesos	22,500,000	CITIG	16,999
06/17/15	Turkish Lira	1,480,000	U.S. Dollars	551,758	CITIG	6,316
06/17/15	U.S. Dollars	1,435,982	Singapore Dollars	1,996,238	CITIG	(15,766)
06/17/15	Turkish Lira	1,400,000	U.S. Dollars	521,771	CITIG	6,137
06/17/15	Hong Kong Dollars	1,400,000	U.S. Dollars	180,514	CITIG	43
06/17/15	U.S. Dollars	1,329,051	Mexican Pesos	20,714,869	CITIG	(21,775)
06/17/15	U.S. Dollars	1,324,588	Mexican Pesos	20,597,818	CITIG	(18,604)
06/17/15	Hong Kong Dollars	1,300,000	U.S. Dollars	167,432	CITIG	229
06/17/15	Hong Kong Dollars	1,300,000	U.S. Dollars	167,646	CITIG	15
06/17/15	Turkish Lira	1,222,525	U.S. Dollars	453,859	CITIG	7,127
06/17/15	Polish Zloty	1,220,750	U.S. Dollars	326,591	CITIG	(5,293)
06/17/15	Mexican Pesos	1,200,000	U.S. Dollars	78,950	CITIG	(697)
06/17/15	Polish Zloty	1,145,250	U.S. Dollars	304,386	CITIG	(2,959)
06/17/15	South African Rand	1,100,000	U.S. Dollars	91,686	CITIG	(2,171)
06/17/15	U.S. Dollars	1,044,333	Israeli Shekels	4,170,000	CITIG	(3,777)
06/17/15	Hong Kong Dollars	1,000,000	U.S. Dollars	128,925	CITIG	45
06/17/15	Singapore Dollars	960,000	U.S. Dollars	700,287	CITIG	(2,134)
06/17/15	U.S. Dollars	949,131	Columbian Peso	2,455,771,524	CITIG	13,510
06/17/15	U.S. Dollars	923,764	Singapore Dollars	1,267,963	CITIG	1,648
06/17/15	U.S. Dollars	919,952	Brazilian Reals	3,080,000	CITIG	(22,815)
06/17/15	U.S. Dollars	916,014	Singapore Dollars	1,274,134	CITIG	(10,590)
06/17/15	U.S. Dollars	915,809	Singapore Dollars	1,274,994	CITIG	(11,420)
06/17/15	Hong Kong Dollars	900,000	U.S. Dollars	116,005	CITIG	68
06/17/15	Hong Kong Dollars	900,000	U.S. Dollars	116,063	CITIG	11
06/17/15	Thailand Baht	900,000	U.S. Dollars	27,667	CITIG	(99)
06/17/15	Turkish Lira	880,000	U.S. Dollars	331,863	CITIG	(35)
06/17/15	Polish Zloty	870,000	U.S. Dollars	233,966	CITIG	(4,984)
06/17/15	Brazilian Reals	840,000	U.S. Dollars	263,546	CITIG	(6,428)
06/17/15	Hong Kong Dollars	800,000	U.S. Dollars	103,091	CITIG	85
06/17/15	U.S. Dollars	762,733	Mexican Pesos	11,500,000	CITIG	12,813
06/17/15	U.S. Dollars	754,623	Taiwan Dollars	23,855,000	CITIG	(7,961)
06/17/15	U.S. Dollars	724,904	Malaysian Ringgits	2,699,921	CITIG	842
06/17/15	U.S. Dollars	723,283	Malaysian Ringgits	2,670,000	CITIG	7,245
06/17/15	U.S. Dollars	711,738	Columbian Peso	1,866,956,604	CITIG	449
06/17/15	U.S. Dollars	695,178	Malaysian Ringgits	2,593,723	CITIG	(405)
06/17/15	U.S. Dollars	685,054	Hong Kong Dollars	5,324,000	CITIG	(1,583)
06/17/15	U.S. Dollars	666,250	South Korean Won	740,000,000	CITIG	914
06/17/15	U.S. Dollars	652,263	Polish Zloty	2,480,000	CITIG	(467)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	U.S. Dollars	649,715	Turkish Lira	1,730,000	CITIG	$(2,628)
06/17/15	Singapore Dollars	610,000	U.S. Dollars	446,717	CITIG	(3,100)
06/17/15	Thailand Baht	600,000	U.S. Dollars	18,023	CITIG	355
06/17/15	Thailand Baht	600,000	U.S. Dollars	18,043	CITIG	335
06/17/15	Thailand Baht	600,000	U.S. Dollars	18,333	CITIG	46
06/17/15	Singapore Dollars	550,000	U.S. Dollars	400,524	CITIG	(541)
06/17/15	U.S. Dollars	541,679	Israeli Shekels	2,160,000	CITIG	(1,227)
06/17/15	U.S. Dollars	532,299	Columbian Peso	1,402,614,073	CITIG	(2,081)
06/17/15	U.S. Dollars	529,884	Israeli Shekels	2,110,000	CITIG	(454)
06/17/15	U.S. Dollars	512,269	South Korean Won	578,459,000	CITIG	(7,825)
06/17/15	Hong Kong Dollars	500,000	U.S. Dollars	64,479	CITIG	6
06/17/15	U.S. Dollars	483,808	Malaysian Ringgits	1,786,531	CITIG	4,697
06/17/15	U.S. Dollars	483,709	Malaysian Ringgits	1,798,825	CITIG	1,301
06/17/15	Turkish Lira	470,000	U.S. Dollars	175,533	CITIG	1,693
06/17/15	U.S. Dollars	457,230	Brazilian Reals	1,460,000	CITIG	10,334
06/17/15	U.S. Dollars	428,087	Polish Zloty	1,650,000	CITIG	(6,189)
06/17/15	U.S. Dollars	423,735	Columbian Peso	1,080,000,000	CITIG	12,267
06/17/15	Thailand Baht	400,000	U.S. Dollars	12,017	CITIG	235
06/17/15	Hong Kong Dollars	400,000	U.S. Dollars	51,580	CITIG	8
06/17/15	Thailand Baht	400,000	U.S. Dollars	12,281	CITIG	(29)
06/17/15	U.S. Dollars	387,988	South Korean Won	430,000,000	CITIG	1,374
06/17/15	U.S. Dollars	363,923	Turkish Lira	950,000	CITIG	5,700
06/17/15	U.S. Dollars	362,189	Brazilian Reals	1,190,000	CITIG	(2,061)
06/17/15	Brazilian Reals	349,000	U.S. Dollars	107,616	CITIG	(790)
06/17/15	U.S. Dollars	335,213	Hong Kong Dollars	2,600,000	CITIG	(110)
06/17/15	U.S. Dollars	331,371	Polish Zloty	1,300,000	CITIG	(10,786)
06/17/15	Singapore Dollars	330,000	U.S. Dollars	237,923	CITIG	2,067
06/17/15	U.S. Dollars	312,764	Columbian Peso	810,000,000	CITIG	4,163
06/17/15	Thailand Baht	300,000	U.S. Dollars	9,031	CITIG	158
06/17/15	Thailand Baht	300,000	U.S. Dollars	9,063	CITIG	126
06/17/15	Hong Kong Dollars	300,000	U.S. Dollars	38,687	CITIG	4
06/17/15	U.S. Dollars	287,151	Columbian Peso	744,657,799	CITIG	3,445
06/17/15	U.S. Dollars	279,910	Czech Republic Koruna	7,000,000	CITIG	6,511
06/17/15	U.S. Dollars	258,554	Hungarian Forint	74,000,000	CITIG	(5,827)
06/17/15	U.S. Dollars	244,856	Hong Kong Dollars	1,900,000	CITIG	(188)
06/17/15	U.S. Dollars	237,918	Indonesian Rupiahs	3,200,000,000	CITIG	(2,272)
06/17/15	U.S. Dollars	235,358	Israeli Shekels	940,000	CITIG	(907)
06/17/15	Turkish Lira	231,000	U.S. Dollars	87,201	CITIG	(96)
06/17/15	U.S. Dollars	222,772	Indian Rupees	14,165,000	CITIG	233
06/17/15	U.S. Dollars	219,957	Polish Zloty	860,000	CITIG	(6,393)
06/17/15	U.S. Dollars	219,175	Hong Kong Dollars	1,700,000	CITIG	(75)
06/17/15	U.S. Dollars	218,804	Turkish Lira	570,000	CITIG	3,871
06/17/15	U.S. Dollars	216,019	Israeli Shekels	870,000	CITIG	(2,652)
06/17/15	Thailand Baht	200,000	U.S. Dollars	6,015	CITIG	111
06/17/15	Thailand Baht	200,000	U.S. Dollars	6,117	CITIG	9
06/17/15	Singapore Dollars	200,000	U.S. Dollars	146,066	CITIG	(617)
06/17/15	U.S. Dollars	190,391	Mexican Pesos	2,958,000	CITIG	(2,501)
06/17/15	U.S. Dollars	185,873	Hungarian Forint	54,000,000	CITIG	(7,054)
06/17/15	U.S. Dollars	185,228	South Korean Won	210,000,000	CITIG	(3,583)
06/17/15	U.S. Dollars	140,601	South Korean Won	160,000,000	CITIG	(3,256)
06/17/15	U.S. Dollars	126,562	Brazilian Reals	410,000	CITIG	1,064
06/17/15	U.S. Dollars	125,087	Polish Zloty	490,000	CITIG	(3,880)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	U.S. Dollars	124,797	Czech Republic Koruna	3,200,000	CITIG	$(185)
06/17/15	U.S. Dollars	123,665	Brazilian Reals	394,000	CITIG	3,065
06/17/15	U.S. Dollars	123,048	Indonesian Rupiahs	1,671,469,000	CITIG	(2,411)
06/17/15	U.S. Dollars	116,032	Hong Kong Dollars	900,000	CITIG	(41)
06/17/15	U.S. Dollars	114,692	Brazilian Reals	380,000	CITIG	(1,623)
06/17/15	Polish Zloty	111,000	U.S. Dollars	28,398	CITIG	817
06/17/15	Singapore Dollars	110,000	U.S. Dollars	79,192	CITIG	805
06/17/15	U.S. Dollars	108,557	Thailand Baht	3,603,000	CITIG	(1,808)
06/17/15	U.S. Dollars	108,118	Czech Republic Koruna	2,700,000	CITIG	2,664
06/17/15	U.S. Dollars	104,785	Hungarian Forint	30,000,000	CITIG	(2,396)
06/17/15	Hong Kong Dollars	100,000	U.S. Dollars	12,879	CITIG	18
06/17/15	Thailand Baht	100,000	U.S. Dollars	3,054	CITIG	9
06/17/15	U.S. Dollars	95,689	South African Rand	1,197,000	CITIG	(1,719)
06/17/15	U.S. Dollars	90,946	Polish Zloty	350,000	CITIG	(1,173)
06/17/15	Peruvian Nuevos Soles	87,000	U.S. Dollars	27,462	CITIG	243
06/17/15	U.S. Dollars	85,387	Thailand Baht	2,836,000	CITIG	(1,483)
06/17/15	U.S. Dollars	81,109	Brazilian Reals	270,000	CITIG	(1,536)
06/17/15	Singapore Dollars	80,000	U.S. Dollars	57,777	CITIG	402
06/17/15	U.S. Dollars	69,740	Hungarian Forint	20,000,000	CITIG	(1,714)
06/17/15	U.S. Dollars	67,235	Philippine Peso	2,973,121	CITIG	1,025
06/17/15	U.S. Dollars	64,386	Hong Kong Dollars	500,000	CITIG	(99)
06/17/15	U.S. Dollars	63,235	Hungarian Forint	18,000,000	CITIG	(1,074)
06/17/15	U.S. Dollars	45,733	Philippine Peso	2,024,828	CITIG	641
06/17/15	U.S. Dollars	45,285	Philippine Peso	2,002,051	CITIG	701
06/17/15	U.S. Dollars	39,121	Thailand Baht	1,300,000	CITIG	(700)
06/17/15	U.S. Dollars	38,628	Hong Kong Dollars	300,000	CITIG	(63)
06/17/15	U.S. Dollars	30,509	Thailand Baht	1,000,000	CITIG	(122)
06/17/15	Peruvian Nuevos Soles	30,000	U.S. Dollars	9,544	CITIG	10
06/17/15	U.S. Dollars	27,633	Thailand Baht	900,000	CITIG	64
06/17/15	U.S. Dollars	25,774	Hong Kong Dollars	200,000	CITIG	(20)
06/17/15	U.S. Dollars	23,206	Columbian Peso	60,000,000	CITIG	347
06/17/15	U.S. Dollars	18,189	Mexican Pesos	284,000	CITIG	(331)
06/17/15	U.S. Dollars	15,255	Thailand Baht	500,000	CITIG	(60)
06/17/15	U.S. Dollars	14,049	Indian Rupees	902,000	CITIG	(122)
06/17/15	Brazilian Reals	13,000	U.S. Dollars	3,882	CITIG	97
06/17/15	U.S. Dollars	12,894	Hong Kong Dollars	100,000	CITIG	(3)
06/17/15	U.S. Dollars	10,643	Hungarian Forint	3,000,000	CITIG	(75)
06/17/15	Singapore Dollars	10,000	U.S. Dollars	7,193	CITIG	80
06/17/15	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,177	CITIG	8
06/17/15	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,187	CITIG	(2)
06/17/15	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,215	CITIG	(30)
06/17/15	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,220	CITIG	(36)
06/17/15	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,235	CITIG	(51)
06/17/15	U.S. Dollars	6,423	Peruvian Nuevos Soles	20,000	CITIG	54
06/17/15	U.S. Dollars	6,117	Thailand Baht	200,000	CITIG	(9)
06/17/15	U.S. Dollars	6,097	Thailand Baht	200,000	CITIG	(29)
06/17/15	U.S. Dollars	6,068	Thailand Baht	200,000	CITIG	(58)
06/17/15	U.S. Dollars	4,965	Israeli Shekels	20,000	CITIG	(62)
06/17/15	U.S. Dollars	3,227	Peruvian Nuevos Soles	10,000	CITIG	42
06/17/15	U.S. Dollars	3,177	Peruvian Nuevos Soles	10,000	CITIG	(7)
06/17/15	U.S. Dollars	3,172	Peruvian Nuevos Soles	10,000	CITIG	(12)
06/17/15	U.S. Dollars	3,168	Peruvian Nuevos Soles	10,000	CITIG	(17)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/17/15	U.S. Dollars	3,151	Peruvian Nuevos Soles	10,000	CITIG	$(33)
06/17/15	U.S. Dollars	3,046	Thailand Baht	100,000	CITIG	(17)
06/17/15	U.S. Dollars	1,290	Taiwan Dollars	41,000	CITIG	(21)

						$(55,017)

Inflation Protected Bond Fund
04/07/15	U.S. Dollars	15,348,696	Euro	13,666,000	DEUT	$652,949
04/07/15	Euro	1,646,000	U.S. Dollars	1,746,009	DEUT	24,018
04/07/15	U.S. Dollars	574,204	Euro	540,000	UBS	(6,486)
04/07/15	U.S. Dollars	339,714	British Pounds	220,000	BAR	13,383
04/21/15	U.S. Dollars	2,887,520	New Zealand Dollars	3,755,000	WEST	86,367
04/21/15	U.S. Dollars	1,590,730	Mexican Pesos	23,248,000	GSC	68,800
04/21/15	U.S. Dollars	1,086,941	Mexican Pesos	16,379,000	JPM	14,690
04/21/15	U.S. Dollars	395,710	Euro	350,000	DEUT	19,264
04/21/15	U.S. Dollars	353,244	Mexican Pesos	5,249,000	RBC	9,618
04/21/15	U.S. Dollars	309,032	Mexican Pesos	4,636,000	BNP	5,536
04/21/15	British Pounds	259,210	U.S. Dollars	395,710	DEUT	(11,256)
04/30/15	U.S. Dollars	2,271,335	British Pounds	1,525,000	DEUT	9,630
04/30/15	U.S. Dollars	1,380,000	Japanese Yen	164,949,330	DEUT	4,018
05/05/15	British Pounds	1,510,000	U.S. Dollars	2,225,106	DEUT	14,278
05/07/15	U.S. Dollars	13,506,755	Euro	12,548,000	UBS	7,672
05/07/15	U.S. Dollars	273,338	British Pounds	185,000	CITI	(1,020)
06/15/15	Japanese Yen	412,198,565	U.S. Dollars	3,403,011	RBC	37,545

						$949,006

6. FEDERAL INCOME TAXES

At March 31, 2015, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$95,613,960	$1,245,569	$2,892,678	$(1,647,109)
MyDestination 2015	458,192,095	32,288,907	41,192,820	(8,903,913)
MyDestination 2025	635,637,482	48,586,163	61,892,600	(13,306,437)
MyDestination 2035	343,446,338	32,030,822	39,990,200	(7,959,378)
MyDestination 2045	246,357,465	22,150,616	28,048,142	(5,897,526)
MyDestination 2055	31,271,437	215,709	876,463	(660,754)
Conservative Allocation	303,650,716	7,018,176	11,803,447	(4,785,271)
Balanced Allocation	1,177,809,513	123,344,725	148,681,769	(25,337,044)
Growth Allocation	867,653,974	93,909,654	114,802,560	(20,892,906)
Aggressive Allocation	751,652,893	125,136,295	131,578,858	(6,442,563)
Conservative Allocation I	82,384,282	(4,446,581)	—	(4,446,581)
Balanced Allocation I	395,010,065	(20,990,938)	—	(20,990,938)
Growth Allocation I	279,999,019	(7,920,708)	853,332	(8,774,040)
Aggressive Allocation I	191,659,072	(4,226,109)	—	(4,226,109)
Money Market	1,229,019,174	—	—	—
Low-Duration Bond	946,778,325	(3,898,252)	4,258,512	(8,156,764)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Medium-Duration Bond	$1,062,226,324	$18,820,886	$29,511,404	$(10,690,518)
Extended-Duration Bond	302,372,940	34,998,886	37,422,306	(2,423,420)
Global Bond	455,537,461	3,122,831	23,241,606	(20,118,775)
Defensive Market Strategies	630,850,525	45,136,123	51,375,996	(6,239,873)
Equity Index	322,065,186	158,466,272	163,210,534	(4,744,262)
Value Equity	1,318,248,005	262,718,187	294,112,734	(31,394,547)
Growth Equity	1,368,297,854	358,307,960	369,667,471	(11,359,511)
Small Cap Equity	697,049,679	75,950,470	96,794,707	(20,844,237)
International Equity	1,490,519,440	106,650,737	193,054,858	(86,404,121)
Emerging Markets Equity	341,663,568	(23,997,319)	23,061,739	(47,059,058)
Inflation Protected Bond	299,786,853	8,774,461	13,886,148	(5,111,687)
Flexible Income	139,594,778	(1,163,165)	658,595	(1,821,760)
Real Assets	56,846,491	(4,876,178)	423,713	(5,299,891)
Real Estate Securities	300,590,980	9,939,228	15,301,471	(5,362,243)
Global Natural Resources	464,687,080	(69,786,094)	4,440,965	(74,227,059)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as,

but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. RECENT REGULATION

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Money Market Fund’s operations and return potential.

9. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 29, 2015

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(principal financial officer)

Date May 29, 2015

*	Print the name and title of each signing officer under his or her signature.